UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 9/30

Date of reporting period: 3/31/2021

Item 1:	Report to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett Municipal Income Fund

Short Duration Tax Free Fund

Intermediate Tax Free Fund

National Tax Free Fund

High Yield Municipal Bond Fund

Short Duration High Yield Municipal Bond Fund

California Tax Free Fund

New Jersey Tax Free Fund

New York Tax Free Fund

For the six-month period ended March 31, 2021

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Credit Rating

Schedules of Investments:

12	Short Duration Tax Free Fund

28	Intermediate Tax Free Fund

64	National Tax Free Fund

92	High Yield Municipal Bond Fund

113	Short Duration High Yield Municipal Bond Fund

130	California Tax Free Fund

141	New Jersey Tax Free Fund

148	New York Tax Free Fund

160	Statements of Assets and Liabilities

164	Statements of Operations

166	Statements of Changes in Net Assets

172	Financial Highlights

188	Notes to Financial Statements

207	Supplemental Information to Shareholders

Lord Abbett Municipal Income Fund

Semiannual Report

For the six-month period ended March 31, 2021

From left to right: James L.L. Tullis, Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Municipal Income Fund for the six-month period ended March 31, 2021. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 through March 31, 2021).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 10/1/20 – 3/31/21” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Short Duration Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/20 –
	10/1/20	3/31/21	3/31/21
Class A
Actual	$1,000.00	$1,009.10	$3.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.28
Class C
Actual	$1,000.00	$1,005.80	$6.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.54
Class F
Actual	$1,000.00	$1,009.60	$2.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.19	$2.77
Class F3
Actual	$1,000.00	$1,010.20	$2.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.84	$2.12
Class I
Actual	$1,000.00	$1,010.10	$2.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.27

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.30% for Class C, 0.55% for Class F, 0.42% for Class F3, and 0.45% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2021

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	3.54%	BBB-	5.13%
AA+	3.41%	BB+	0.40%
AA	12.73%	BB	0.12%
AA-	7.81%	BB-	2.55%
A+	11.98%	B+	0.04%
A	10.21%	B-	0.22%
A-	10.47%	CC	0.10%
BBB+	9.64%	NR	16.47%
BBB	5.18%	Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Intermediate Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/20 –
	10/1/20	3/31/21	3/31/21
Class A
Actual	$1,000.00	$1,027.00	$3.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.49	$3.48
Class C
Actual	$1,000.00	$1,023.70	$6.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.30	$6.69
Class F
Actual	$1,000.00	$1,027.50	$2.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.99	$2.97
Class F3
Actual	$1,000.00	$1,028.20	$2.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.27
Class I
Actual	$1,000.00	$1,027.10	$2.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.49	$2.47

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.69% for Class A, 1.33% for Class C, 0.59% for Class F, 0.45% for Class F3, and 0.49% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2021

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	2.74%	BB	0.64%
AA+	4.29%	BB-	2.97%
AA	13.27%	B+	0.36%
AA-	10.57%	B	0.11%
A+	13.03%	B-	0.81%
A	11.53%	CC	0.24%
A-	9.73%	C	0.05%
BBB+	8.80%	D	0.22%
BBB	4.43%	NR	7.18%
BBB-	7.24%	Total	100.00%
BB+	1.79%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

National Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/20 –
	10/1/20	3/31/21	3/31/21
Class A
Actual	$1,000.00	$1,036.10	$3.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.49	$3.48
Class C
Actual	$1,000.00	$1,032.60	$6.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.84
Class F
Actual	$1,000.00	$1,036.60	$3.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.99	$2.97
Class F3
Actual	$1,000.00	$1,037.30	$2.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.64	$2.32
Class I
Actual	$1,000.00	$1,037.10	$2.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.49	$2.47

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.69% for Class A, 1.36% for Class C, 0.59% for Class F, 0.46% for Class F3, and 0.49% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2021

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	1.68%	BB	0.22%
AA+	2.27%	BB-	2.45%
AA	11.66%	B+	0.56%
AA-	5.45%	B	0.13%
A+	8.94%	B-	0.99%
A	13.50%	CCC	0.03%
A-	12.27%	CC	0.31%
BBB+	13.30%	D	0.11%
BBB	8.40%	NR	7.09%
BBB-	9.80%	Total	100.00%
BB+	0.84%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/20 –
	10/1/20	3/31/21	3/31/21
Class A
Actual	$1,000.00	$1,062.10	$3.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.19	$3.78
Class C
Actual	$1,000.00	$1,059.50	$7.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$7.04
Class F
Actual	$1,000.00	$1,062.60	$3.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.28
Class F3
Actual	$1,000.00	$1,063.40	$2.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.51	$2.59
Class I
Actual	$1,000.00	$1,063.20	$2.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.19	$2.77

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.75% for Class A, 1.40% for Class C, 0.65% for Class F, 0.51% for Class F3, and 0.55% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2021

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AA+	0.72%	B+	1.75%
AA	1.45%	B	0.28%
AA-	1.08%	B-	6.26%
A+	0.55%	CCC+	0.38%
A	4.07%	CCC	0.14%
A-	4.67%	CCC-	1.03%
BBB+	7.85%	CC	1.25%
BBB	6.10%	C	0.02%
BBB-	9.71%	D	0.41%
BB+	4.47%	NR	35.86%
BB	2.17%	Total	100.00%
BB-	9.78%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Short Duration High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/20 –
	10/1/20	3/31/21	3/31/21
Class A*
Actual	$1,000.00	$1,047.00	$3.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.59	$3.38
Class C*
Actual	$1,000.00	$1,044.20	$6.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.30	$6.69
Class F*
Actual	$1,000.00	$1,047.50	$2.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.09	$2.87
Class F3*
Actual	$1,000.00	$1,049.00	$2.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.89	$2.07
Class I*
Actual	$1,000.00	$1,048.70	$2.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.59	$2.37

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.67% for Class A, 1.33% for Class C, 0.57% for Class F, 0.41% for Class F3, and 0.47% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.70% for Class A, 1.37% for Class C, 0.60% for Class F, 0.43% for Class F3 and 0.50% for Class I. Had these updated expense ratios been in place throughout the most recent fiscal half- year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
		Before
	Actual	Expenses)
Class A	$3.57	$3.53
Class C	$6.98	$6.89
Class F	$3.06	$3.02
Class F3	$2.20	$2.17
Class I	$2.55	$2.52

Portfolio Holdings Presented by Credit Rating

March 31, 2021

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	0.27%	BB	1.96%
AA+	1.43%	BB-	12.60%
AA	3.54%	B+	2.01%
AA-	1.53%	B	2.09%
A+	2.40%	B-	4.43%
A	4.01%	CCC+	0.20%
A-	8.70%	CC	1.60%
BBB+	8.97%	C	0.26%
BBB	6.28%	NR	20.32%
BBB-	14.11%	Total	100.00%
BB+	3.29%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

California Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/20 –
	10/1/20	3/31/21	3/31/21
Class A
Actual	$1,000.00	$1,025.00	$3.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.09	$3.88
Class C
Actual	$1,000.00	$1,020.80	$7.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.80	$7.19
Class F
Actual	$1,000.00	$1,025.50	$3.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.59	$3.38
Class F3
Actual	$1,000.00	$1,025.30	$2.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.24	$2.72
Class I
Actual	$1,000.00	$1,025.10	$2.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.09	$2.87

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.77% for Class A, 1.43% for Class C, 0.67% for Class F, 0.54% for Class F3, and 0.57% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2021

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	1.49%	BB+	0.52%
AA+	2.26%	BB	1.18%
AA	23.54%	BB-	1.36%
AA-	12.90%	B+	0.77%
A+	5.46%	CCC	0.04%
A	8.44%	CCC-	0.20%
A-	10.89%	CC	0.81%
BBB+	12.13%	D	0.13%
BBB	3.17%	NR	8.12%
BBB-	6.59%	Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

New Jersey Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/20 –
	10/1/20	3/31/21	3/31/21
Class A
Actual	$1,000.00	$1,033.00	$4.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.84	$4.13
Class F
Actual	$1,000.00	$1,033.50	$3.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.34	$3.63
Class F3
Actual	$1,000.00	$1,034.20	$2.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.99	$2.97
Class I
Actual	$1,000.00	$1,034.00	$3.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.84	$3.13

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.82% for Class A, 0.72% for Class F, 0.59% for Class F3, and 0.62% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2021

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	3.89%	BBB	4.91%
AA+	2.45%	BBB-	2.57%
AA	14.52%	BB+	2.57%
AA-	12.61%	BB	0.57%
A+	17.53%	BB-	1.92%
A	4.55%	CC	0.66%
A-	3.81%	NR	3.24%
BBB+	24.20%	Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

New York Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/20 –
	10/1/20	3/31/21	3/31/21
Class A
Actual	$1,000.00	$1,037.50	$3.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.09	$3.88
Class C
Actual	$1,000.00	$1,033.30	$7.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.80	$7.19
Class F
Actual	$1,000.00	$1,038.00	$3.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.59	$3.38
Class F3
Actual	$1,000.00	$1,037.80	$2.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.19	$2.77
Class I
Actual	$1,000.00	$1,037.60	$2.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.09	$2.87

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.77% for Class A, 1.43% for Class C, 0.67% for Class F, 0.55% for Class F3, and 0.57% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2021

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	5.70%	BB+	1.29%
AA+	8.42%	B+	0.36%
AA	19.61%	B	0.81%
AA-	11.71%	B-	0.63%
A+	2.89%	CCC+	0.41%
A	8.26%	CC	0.77%
A-	11.58%	D	0.22%
BBB+	4.23%	NR	6.18%
BBB	6.51%	Total	100.00%
BBB-	10.42%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Schedule of Investments (unaudited)

SHORT DURATION TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 89.39%

Corporate-Backed 8.20%
Allegheny Co IDA–US Steel	4.875%		11/1/2024	B-	$4,500	$4,815,580
Burke Co Dev–Oglethorpe Power	1.50%	#(a)	1/1/2040	BBB+	3,750	3,825,419
Charles City EDA–Waste Mgmt	2.875%	#(a)	2/1/2029	A-	4,500	5,001,492
Downtown Doral CDD†	3.875%		12/15/2023	NR	160	164,822
Farmington Poll Ctl–NM Pub Svc	1.10%	#(a)	6/1/2040	BBB	16,000	16,159,877
IA Fin Auth–Iowa Fertilizer Co	3.125%		12/1/2022	BB-	1,500	1,528,798
IN Fin Auth–Republic Services	0.15%	#(a)	5/1/2028	BBB+	10,000	10,000,466
LA St John Parish–Marathon Oil	2.10%	#(a)	6/1/2037	BBB-	8,000	8,227,994
LA St John Parish–Marathon Oil	2.125%	#(a)	6/1/2037	BBB-	5,650	5,815,494
LA St John Parish–Marathon Oil	2.20%	#(a)	6/1/2037	BBB-	2,000	2,066,172
LA St John Parish–Marathon Oil	2.375%	#(a)	6/1/2037	BBB-	2,575	2,682,791
Lancaster Port Auth Gas Rev	5.00%	#(a)	8/1/2049	Aa2	10,000	11,596,129
Matagorda Co Nav Dist–AEP TX Central	2.60%		11/1/2029	A-	1,400	1,490,764
Matagorda Co Nav Dist–AEP TX Central (AMBAC)	4.40%		5/1/2030	A-	1,500	1,814,135
Mobile IDB–AL Power	1.00%	#(a)	6/1/2034	A1	3,100	3,136,128
Mobile IDB–AL Power	2.90%	#(a)	7/15/2034	A1	20,000	21,322,184
Nez Perce Co Poll Ctl–Potlatch	2.75%		10/1/2024	BBB-	11,310	11,702,826
NH Bus Fin Auth–United Illuminating	2.80%	#(a)	10/1/2033	A-	5,000	5,217,896
Niagara Area Dev Corp–Covanta†	3.50%		11/1/2024	B1	750	780,362
OH Air Dev Auth–AEP	1.90%	#(a)	5/1/2026	BBB+	2,000	2,078,143
OH Air Dev Auth–AEP	2.40%	#(a)	12/1/2038	BBB+	10,700	11,282,886
OH State Solid Waste–Republic Services	0.15%	#(a)	11/1/2035	BBB+	10,000	10,000,466
OR Bus Dev Comn–Intel Corp	2.40%	#(a)	12/1/2040	A+	10,500	10,984,672
Parish of St James–Nustar Logistics†	5.85%	#(a)	8/1/2041	BB-	3,500	3,955,493
Selma IDB–Intl Paper	2.00%	#(a)	11/1/2033	BBB	2,625	2,736,860
St Charles Parish–Valero Energy	4.00%	#(a)	12/1/2040	BBB	6,625	6,896,169
Tuscaloosa IDA–Hunt Refining†	4.50%		5/1/2032	NR	1,475	1,642,613
Warren Co–Intl Paper	2.90%	#(a)	9/1/2032	BBB	4,250	4,471,589
WI PFA–American Dream†	5.00%		12/1/2027	NR	2,000	2,155,718
Wise Co IDA–VA Elec & Pwr	1.20%	#(a)	11/1/2040	A2	5,470	5,567,466
Total						179,121,404

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education 1.92%
CA Muni Fin Auth–William Jessup U	5.00%		8/1/2022	NR	$750	$778,995
Cap Trust Agy–Renaissance Chtr Sch†	4.00%		6/15/2029	NR	1,415	1,495,810
Chicago Brd Ed	5.00%		12/1/2022	BB-	1,000	1,069,233
Gloucester Co Impt Auth–Rowan University(b)	0.60%		3/1/2024	NR	1,800	1,800,325
Higher Ed Facs Fin Auth FL–Saint Leo U	5.00%		3/1/2022	BBB-	355	365,770
Higher Ed Facs Fin Auth FL–Saint Leo U	5.00%		3/1/2023	BBB-	410	435,496
Higher Ed Facs Fin Auth FL–Saint Leo U	5.00%		3/1/2024	BBB-	640	697,337
Higher Ed Facs Fin Auth FL–Saint Leo U	5.00%		3/1/2025	BBB-	675	751,122
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2021	Baa3	500	508,895
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2022	Baa3	500	530,088
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2028	Baa3	1,135	1,419,656
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2029	Baa3	630	801,235
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2024	NR	1,255	1,332,949
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2021	A-	2,000	2,021,688
NYC IDA–Yankee Stadium (AGM)	5.00%		3/1/2028	AA	1,350	1,683,291
OH Hgr Ed Facs–Dayton Univ (AMBAC)	2.639% (CPI Based	)#	12/1/2022	A+	2,000	2,050,920
OH HI Ed–Case Western Univ	0.501% (1 Mo. LIBOR * .70 + .42%	)#	10/1/2044	AA-	8,000	8,008,006
Troy Cap Res Corp–RPI	5.00%		8/1/2021	A3	445	451,363
Troy Cap Res Corp–RPI	5.00%		8/1/2022	A3	1,000	1,057,990
Univ of CA	4.25%		5/15/2039	AA	3,000	3,318,359
Univ of North Carolina–Chapel Hill	0.427% (1 Mo. LIBOR * .67 + .35%	)#	12/1/2041	AAA	10,000	10,004,056
University of CA	5.00%		5/15/2024	AA-	1,250	1,431,433
Total						42,014,017

Energy 1.53%
KY Public Energy Auth–BP	4.00%	#(a)	12/1/2050	A2	5,000	5,726,908
PEFA Gas–Goldman Sachs	5.00%	#(a)	9/1/2049	A3	23,000	27,733,186
Total						33,460,094

General Obligation 21.83%
Binghamton CSD	1.50%		6/25/2021	NR	28,303	28,390,273
Binghamton CSD	1.50%		11/12/2021	NR	7,695	7,759,156
CA State GO	0.843% (1 Mo. LIBOR * .70 + .76%	)#	12/1/2031	Aa2	2,000	2,001,540
CA State GO	5.00%		8/1/2026	Aa2	7,485	8,916,833

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Chicago Brd Ed	4.00%	12/1/2021	BB-	$3,400	$3,480,727
Chicago Brd Ed	4.00%	12/1/2021	BB-	4,750	4,862,774
Chicago Brd Ed	4.00%	12/1/2022	BB-	3,555	3,742,768
Chicago Brd Ed	4.00%	12/1/2022	BB-	4,000	4,211,272
Chicago Brd Ed	5.00%	12/1/2021	BB-	365	376,054
Chicago Brd Ed	5.00%	12/1/2022	BB-	3,670	3,924,085
Chicago Brd Ed	5.00%	12/1/2023	BB-	3,330	3,675,207
Chicago Brd Ed	5.00%	12/1/2025	BB-	10,000	11,584,851
Chicago Brd Ed	5.00%	12/1/2031	BB-	3,875	4,800,865
Chicago Brd Ed (AGM)	5.00%	12/1/2033	AA	1,850	2,257,797
Chicago Brd Ed (AGM)	5.00%	12/1/2034	AA	4,300	5,217,425
Chicago GO	5.00%	1/1/2027	BBB+	6,700	7,916,556
Chicago GO	5.00%	1/1/2028	BBB+	4,900	5,891,975
Chicago GO	5.25%	1/1/2023	BBB+	1,235	1,321,891
Chicago GO	5.25%	1/1/2027	BBB+	1,665	1,884,992
Chicago Met Water Reclmtn Dist	5.00%	12/1/2022	AA	5,000	5,386,047
Clark Co SD (AGM)	3.00%	6/15/2024	AA	575	621,434
Clark Co SD (AGM)	3.00%	6/15/2025	AA	650	713,484
Clark Co SD (AGM)	5.00%	6/15/2026	AA	500	606,966
Clark Co SD (AGM)	5.00%	6/15/2027	AA	1,000	1,242,198
Clyde-Savannah CSD	1.25%	6/24/2021	NR	21,133	21,179,101
Cook Co GO	5.00%	11/15/2026	A+	3,900	4,777,948
Cook Co GO	5.00%	11/15/2027	A+	2,000	2,505,052
Cook Co GO	5.00%	11/15/2028	A+	2,300	2,937,813
Corinth CSD	1.50%	7/23/2021	NR	11,490	11,532,106
CT State GO	5.00%	8/15/2021	A1	5,000	5,087,873
CT State GO	5.00%	6/15/2022	A1	3,250	3,437,624
CT State GO	5.00%	11/1/2022	A1	7,700	7,912,612
CT State GO	5.00%	4/15/2025	A1	7,000	8,242,104
CT State GO	5.00%	10/15/2026	A1	5,000	6,142,758
CT State GO	5.00%	9/15/2030	A1	1,725	1,832,558
Erie CO GO	3.00%	6/24/2021	NR	10,000	10,064,722
Fall River BANS	1.50%	2/4/2022	NR	16,759	16,947,302
HI State GO	5.00%	11/1/2021	AA+	5,000	5,139,234
IL State GO	5.00%	11/1/2023	BBB-	10,000	11,021,262
IL State GO	5.00%	3/1/2026	BBB-	2,500	2,927,599
IL State GO	5.00%	3/1/2027	BBB-	4,000	4,768,054

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
IL State GO	5.00%		3/1/2028	BBB-	$2,500	$3,011,132
IL State GO	5.00%		3/1/2029	BBB-	4,000	4,884,438
IL State GO	5.125%		5/1/2022	BBB-	2,500	2,619,521
IL State GO	5.25%		2/1/2030	BBB-	3,000	3,279,135
IL State GO	5.375%		5/1/2023	BBB-	3,000	3,281,875
Johnson City CSD	1.50%		8/6/2021	NR	1,145	1,149,963
Katy TX ISD	0.351% (1 Mo. LIBOR * .67 + .28%	)#	8/15/2036	AAA	16,670	16,670,208
Ledyard GO BANS	2.00%		5/11/2021	NR	10,000	10,020,315
Massena CSD	1.50%		8/27/2021	NR	12,000	12,064,670
Medina CSD	1.50%		7/16/2021	NR	14,000	14,054,671
Moorestown GO	2.50%		7/30/2021	NR	12,282	12,378,977
New Caney ISD	3.00%	#(a)	2/15/2050	Aaa	5,000	5,051,969
Newark NJ GO	2.00%		10/5/2021	NR	4,200	4,236,653
NJ State GO	5.00%		6/1/2026	A3	8,000	9,669,683
NY Dorm–Sch Dist (AGM)	5.00%		10/1/2024	AA	2,250	2,597,768
NY Dorm–Sch Dist (AGM)	5.00%		10/1/2025	AA	1,650	1,965,852
NYC GO	5.00%		8/1/2021	AA	7,410	7,526,936
NYC GO	5.00%		10/1/2033	AA	3,190	3,422,994
NYC GO	5.00%	#(a)	6/1/2044	AA	8,500	9,981,934
Orleans BANS	1.50%		2/4/2022	NR	9,468	9,574,924
Oswego CSD	1.50%		7/23/2021	NR	1,175	1,179,563
PA State GO	5.00%		5/1/2027	Aa3	5,000	6,243,515
Philadelphia GO	5.00%		2/1/2025	A	2,140	2,492,419
Philadelphia GO	5.00%		2/1/2026	A	1,000	1,201,603
Philadelphia GO	5.00%		2/1/2027	A	1,250	1,542,070
Philadelphia GO	5.00%		2/1/2028	A	2,000	2,517,985
Philadelphia Sch Dist	5.00%		9/1/2021	A2	1,500	1,528,859
Philadelphia Sch Dist	5.00%		9/1/2022	A2	1,150	1,225,919
Philadelphia Sch Dist	5.00%		9/1/2023	A2	1,250	1,379,684
Philadelphia Sch Dist	5.00%		9/1/2024	A2	900	1,024,738
Philadelphia Sch Dist	5.00%		9/1/2025	A2	1,200	1,403,165
Philadelphia Sch Dist (The)	5.00%		9/1/2021	A2	930	947,893
Philadelphia Sch Dist (The)	5.00%		9/1/2022	A2	550	586,309
Philadelphia Sch Dist (The)	5.00%		9/1/2023	A2	500	551,874
Pittsfield GO BANS	1.00%		2/25/2022	NR	7,184	7,238,756
Prince Georges Co GO	4.00%		8/1/2031	AAA	7,690	8,372,304

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
Rangely CO Hosp Dist	4.50%		11/1/2021	Baa3		$1,520	$1,539,515
Saranac CSD	1.50%		7/15/2021	NR		16,800	16,858,143
Suffolk Co GO	2.00%		7/22/2021	NR		16,000	16,086,717
Tompkins-Seneca-Tioga Brd Ed	1.00%		6/30/2021	NR		4,105	4,111,175
Wappingers CSD	2.00%		8/12/2021	NR		1,762	1,774,079
Western Placer SD	2.00%		6/1/2025	NR		2,000	2,061,509
Western Placer SD	2.00%		6/1/2025	NR		4,750	4,882,640
Wildwood Crest GO	2.00%		3/17/2022	NR		5,000	5,087,831
Total							476,524,775

Health Care 13.64%
Allegheny Co Hosp Auth–UPMC	5.00%		7/15/2029	A		4,000	5,192,485
Allegheny County Health Network	5.00%		4/1/2026	A		2,500	3,003,987
Berks Co IDA–Tower Hlth	5.00%	#(a)	2/1/2040	BB-		5,000	5,363,806
CA Stwde–Viamonte	3.00%		7/1/2026	AA-		4,500	4,507,101
CA Stwde–Viamonte	3.00%		7/1/2027	AA-		2,250	2,253,279
Cheyenne Regional Medical Center	4.00%		5/1/2025	A		250	283,339
Cheyenne Regional Medical Center	4.00%		5/1/2026	A		200	231,393
Cheyenne Regional Medical Center	4.00%		5/1/2027	A		355	417,449
City of Atlantic Beach Fl–Fleet Landing	3.00%		11/15/2023	BBB	(c)	2,800	2,800,904
CO Hlth Fac Auth–CommonSpirit	5.00%	#(a)	8/1/2049	BBB+		8,085	9,620,964
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2025	BBB-		1,500	1,717,549
DC Hsp–Childrens Ntl Hsp	5.00%		7/15/2021	A1		1,215	1,231,011
Duluth EDA–St Lukes Hsp	4.75%		6/15/2022	NR		1,430	1,459,204
Eisenhower Med Ctr	5.00%		7/1/2026	Baa2		1,345	1,617,126
Franklin Co IDA–Menno-Haven	5.00%		12/1/2023	NR		500	535,773
Geisinger Health	5.00%	#(a)	4/1/2043	AA-		17,000	20,760,890
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2021	A-		1,750	1,769,190
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2022	A-		2,000	2,112,799
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2023	A-		1,500	1,643,540
Harris Co Edu Fac–Hermann Health	0.62% (MUNIPSA * 1 + .57%	)#	12/1/2049	A+		7,770	7,737,895
IL Fin Auth–Northshore Univ Hlth	5.00%		8/15/2028	AA-		2,000	2,555,508
IL Fin Auth–Northshore Univ Hlth	5.00%		8/15/2029	AA-		2,000	2,598,211
IL Fin Auth–Northwestern Mem Hlth	5.00%	#(a)	7/15/2057	AA+		4,000	4,307,043
IL Fin Auth–OSF Hlth	5.00%	#(a)	5/15/2050	A		4,500	5,382,761
IL Fin Auth–Plymouth Place	5.00%		5/15/2025	BB+	(c)	1,225	1,308,362

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
IL Fin Auth–Presence Health	5.00%		2/15/2022	AA+		$4,000	$4,166,522
IL Fin Auth–Rush Univ Med	5.00%		11/15/2021	A+		695	714,927
Kirkwood IDA–Aberdeen Hts	5.00%		5/15/2022	BB	(c)	805	830,308
Lee Memorial Hlth System	5.00%		4/1/2025	A+		2,625	3,059,638
Lehigh Co–Lehigh Valley Health Network	5.00%		7/1/2026	A+		1,755	2,140,142
Lenexa KS Hlth Facs–Lakeview Village	5.00%		5/15/2022	BB+	(c)	1,720	1,779,860
Lenexa KS Hlth Facs–Lakeview Village	5.00%		5/15/2025	BB+	(c)	990	1,099,602
MA DFA–Beth Israel Lahey Hlth	4.00%		7/1/2021	A		700	706,297
MA DFA–Beth Israel Lahey Hlth	4.00%		7/1/2022	A		500	523,113
MA DFA–Beth Israel Lahey Hlth	5.00%		7/1/2023	A		600	662,516
MA DFA–Partners Hlth	0.55% (MUNIPSA * 1 + .50%	)#	7/1/2038	AA-		5,000	5,007,888
MA DFA–Wellforce Hlth	5.00%		7/1/2022	BBB+		1,225	1,294,247
MA DFA–Wellforce Hlth	5.00%		7/1/2024	BBB+		2,030	2,308,552
MA DFA–Wellforce Hlth	5.00%		7/1/2025	BBB+		800	938,276
Maricopa Co IDA–Banner Health	0.62% (MUNIPSA * 1 + .57%	)#	1/1/2035	AA-		4,730	4,710,665
Maricopa Co IDA–Honor Health	5.00%		9/1/2021	A2		750	764,119
Maricopa Co IDA–Honor Health	5.00%		9/1/2022	A2		750	798,414
MD Hlth & HI ED–Univ of MD Med	5.00%	#(a)	7/1/2045	A		6,250	7,224,966
MI Fin Auth–Trinity Health	5.00%		12/1/2026	AA-		2,250	2,782,113
Miami-Dade Co Pub Facs–Jackson Health	5.00%		6/1/2026	Aa3		4,165	4,902,382
MO Hlth Ed–BJC Hlth(b)	4.00%	#(a)	5/1/2051	AA		12,000	13,928,953
Monroeville Pa Fin Auth–UPMC Hlth	3.00%		2/15/2023	A		2,510	2,606,528
Montgomery Co IDA–Jefferson Hlth	5.00%		9/1/2026	A		1,150	1,397,283
Montgomery Co IDA–Jefferson Hlth	5.00%		9/1/2027	A		1,500	1,867,136
Montgomery Co IDA–Jefferson Hlth	5.00%		9/1/2028	A		1,850	2,328,469
Montgomery Co IDA–Jefferson Hlth	5.00%		9/1/2029	A		1,000	1,275,378
Montgomery Co IDA–Whitemarsh	4.00%		1/1/2023	NR		200	203,573
NC Med–Southminster	5.00%		10/1/2023	NR		750	794,597
NC Med Care–Caromont Hlth	5.00%	#(a)	2/1/2051	AA-		5,000	6,031,752
NC Med Care Comm–Wake Forest Baptist	2.20%	#(a)	12/1/2048	AA-		22,500	22,984,832
NJ Hlth–Hackensack Meridian Hlth	5.00%		7/1/2026	AA-		3,900	4,751,382
NJ Hlth–Hackensack Meridian Hlth	5.00%		7/1/2027	AA-		3,645	3,839,905
NJ Hlth–St Peters Univ Hsp	5.75%		7/1/2037	BB+		3,250	3,259,112
NJ Hlth–Univ Hosp (AGM)	5.00%		7/1/2021	AA		900	909,869
NJ Hlth Fin Auth–Valley Health	5.00%		7/1/2026	A		1,800	2,172,356

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
NJ Hlth Fin Auth–Valley Health	5.00%		7/1/2027	A		$1,250	$1,545,848
Northampton Co–St. Lukes Univ Hlth	1.121% (1 Mo. LIBOR * .70 + 1.04%	)#	8/15/2048	A-		8,000	8,057,675
NY Dorm–Montefiore	5.00%		9/1/2027	BBB		1,400	1,718,310
NY Dorm–Montefiore	5.00%		9/1/2028	BBB		1,500	1,875,942
NY Dorm–Montefiore	5.00%		9/1/2029	BBB		1,750	2,223,997
NY Dorm–Montefiore	5.00%		9/1/2030	BBB		2,200	2,797,087
NY Dorm–Montefiore Ob Group	5.00%		8/1/2024	BBB		1,500	1,699,820
NY Dorm–Orange Regl Med Ctr†	4.00%		12/1/2021	BBB-		1,700	1,731,418
NYC IDA–Yankee Stadium (AGM)	5.00%		3/1/2029	AA		2,000	2,537,359
OH Hosp Rev–University Hospitals	4.00%		1/15/2028	A		500	591,239
OH Hosp Rev–University Hospitals	5.00%		1/15/2026	A		500	597,138
OH Hosp Rev–University Hospitals	5.00%		1/15/2027	A		250	305,851
OK DFA–OU Med	5.00%		8/15/2025	Baa3		550	637,206
OK DFA–OU Med	5.00%		8/15/2026	Baa3		800	950,122
Oneida Co–Mohawk Valley Hlth (AGM)	5.00%		12/1/2027	AA		1,400	1,550,537
Oneida Co–Mohawk Valley Hlth (AGM)	5.00%		12/1/2028	AA		1,000	1,103,023
Oneida Co–Mohawk Valley Hlth (AGM)	5.00%		12/1/2029	AA		1,000	1,100,080
Owensboro Health	5.00%		6/1/2025	Baa2		1,400	1,582,624
PA Hgr Ed–UPenn Hlth	5.00%		8/15/2027	AA		1,250	1,574,559
PA Hgr Ed–UPenn Hlth	5.00%		8/15/2028	AA		1,565	2,013,748
Palomar Health†	5.00%		11/1/2027	BBB		5,230	6,161,408
Palomar Hlth	5.00%		11/1/2021	BBB		500	512,254
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2027	BBB-		5,000	5,950,422
Santa Fe Retirement Facs–El Castillo	2.25%		5/15/2024	BB+	(c)	600	601,083
SE Port Auth–Memorial Hlth	5.00%		12/1/2022	BB-	(c)	1,575	1,641,303
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2022	AA-		1,000	1,062,515
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2023	AA-		1,350	1,494,402
Southcentral PA Auth–Wellspan Hlth	0.65% (MUNIPSA * 1 + .60%	)#	6/1/2049	Aa3		9,000	9,070,980
Tampa Hlth–Baycare Health	4.00%		11/15/2033	Aa2		11,250	11,520,789
Tulsa Co Industrial Auth–Montereau	5.00%		11/15/2026	BBB-	(c)	500	562,559
WA HFC–CommonSpirit	1.45% (MUNIPSA * 1 + 1.40%	)#	1/1/2035	BBB+		2,000	2,013,102
WA Hlth–Fred Hutchinson Cancer Ctr	1.173% (1 Mo. LIBOR * .67 + 1.10%	)#	1/1/2042	A+		4,000	4,016,364
WA Hsg–Transforming Age†	2.375%		1/1/2026	BB	(c)	1,275	1,267,331

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
WI Hlth & Ed–American Baptist	3.50%		8/1/2022	NR	$275	$276,134
WI Hlth & Ed–Marshfield Hlth	5.00%	#(a)	2/15/2052	A-	9,000	10,223,696
Total						297,745,166

Housing 3.93%
CA HFA–MFH	4.00%		3/20/2033	NR	1,668	1,934,374
CT State Hsg Fin Auth	4.00%		5/15/2049	AAA	5,065	5,726,574
MD State Hsg CDA	3.50%		3/1/2050	Aa1	9,115	10,004,902
MD State Hsg Dev Admn	4.00%		9/1/2049	Aa1	4,290	4,768,369
MI State Hsg Dev Auth	4.25%		12/1/2049	AA+	5,460	6,087,422
MN State Hsg Fin Agy (GNMA)	4.25%		7/1/2049	AA+	4,240	4,743,130
MO State Hsg Dev Cmmn (GNMA)	4.25%		5/1/2047	AA+	4,480	4,998,642
NC State Hsg Fin Agy (GNMA)	4.00%		1/1/2050	AA+	4,355	4,807,168
ND State Hsg Fin Agy	4.00%		1/1/2050	Aa1	4,765	5,400,977
NY Mortgage Rev	3.50%		4/1/2049	Aa1	1,800	1,940,262
NYC HDC	0.70%	#(a)	5/1/2060	AA+	2,000	2,006,079
NYS HFA L-2	0.75%		11/1/2025	Aa2	12,000	12,002,400
NYS HFA M-2	0.75%		11/1/2025	Aa2	5,000	5,001,000
OH State Fin Agy	4.50%		3/1/2050	Aaa	4,635	5,234,723
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2023	Baa3	100	107,240
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2026	Baa3	175	200,421
SC State Hsg Fin Auth	4.00%		1/1/2050	Aaa	4,435	4,990,860
TN HDA	3.00%		1/1/2051	AA+	5,350	5,839,840
Total						85,794,383

Lease Obligations 4.78%
Broome Delaware & Tiago Co BOCES	1.25%		4/30/2021	NR	6,000	6,004,923
CA Pub Wks–Lease Rev	5.00%		10/1/2026	Aa3	1,500	1,853,648
CA Pub Wks–Lease Rev	5.00%		10/1/2027	Aa3	3,300	4,169,660
CA State GO	5.00%		12/1/2027	Aa2	20,000	25,428,918
Comm of PA COPS	5.00%		7/1/2023	A	500	551,978
Comm of PA COPS	5.00%		7/1/2025	A	500	584,600
NJ EDA–Sch Facs	5.00%		6/15/2021	Baa1	4,490	4,531,506
NJ EDA–Sch Facs	5.00%		3/1/2022	Baa1	2,310	2,409,182
NJ EDA–Sch Facs	5.00%		6/15/2022	Baa1	515	544,028
NJ EDA–Sch Facs	5.00%		6/15/2022	Baa1	900	950,728
NJ EDA–Sch Facs	5.00%		11/1/2022	Baa1	3,275	3,517,324
NJ EDA–Sch Facs	5.00%		3/1/2023	Baa1	3,565	3,883,126

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
NJ EDA–Sch Facs	5.00%		3/1/2025	Baa1	$5,205	$5,634,906
NJ EDA–Sch Facs	5.00%		6/15/2025	Baa1	1,250	1,464,822
NJ EDA–Sch Facs	5.00%		6/15/2026	Baa1	4,000	4,805,454
NJ EDA–Sch Facs	5.00%		6/15/2027	Baa1	410	502,585
NJ EDA–Sch Facs	5.00%		6/15/2028	Baa1	400	498,620
NJ EDA–Sch Facs	5.00%		6/15/2029	Baa1	500	631,079
NJ Trans Trust Fund	5.00%		6/15/2021	A+	4,500	4,542,405
NJ Trans Trust Fund	5.00%		12/15/2023	Baa1	1,250	1,400,297
NJ Trans Trust Fund	5.00%		12/15/2024	Baa1	7,000	8,094,571
NJ Trans Trust Fund	5.00%		12/15/2025	Baa1	12,500	14,870,600
NYC Eductnl Const	5.00%		4/1/2025	AA-	3,510	4,127,492
NYC Eductnl Const	5.00%		4/1/2026	AA-	2,690	3,257,188
Total						104,259,640

Other Revenue 3.08%
Black Belt Energy Gas District: Gas Prepay
Revenue Bonds (Project #4)	4.00%	#(a)	12/1/2049	A1	12,325	14,060,547
CA Infra & Econ Dev–LA Co Museum of Art	0.75% (MUNIPSA * 1 + .76%	)#	12/1/2050	A3	6,500	6,557,521
Clifton Higher Ed–Intl Ldrshp Sch	5.25%		8/15/2026	NR	1,605	1,866,989
Clifton Higher Ed–Intl Ldrshp Sch	5.25%		8/15/2028	NR	1,920	2,210,532
Indianapolis Local Pub Impt Bd Bk	5.00%		6/1/2022	A1	4,040	4,070,585
Lower AL Gas Dist–Goldman Sachs	4.00%	#(a)	12/1/2050	A2	19,250	21,941,468
Main St Nat Gas–Macquarie	5.00%		5/15/2025	A3	4,850	5,657,520
Maricopa Co–Legacy Schools†	4.00%		7/1/2029	BB+	500	548,864
Patriots Energy Group–RBC	4.00%	#(a)	10/1/2048	Aa2	8,000	8,734,896
Pima Co IDA–Edkey Chtr Sch†	3.50%		7/1/2025	NR	1,605	1,662,065
Total						67,310,987

Special Tax 1.27%
Allentown Neighborhood Impt†	5.00%		5/1/2022	Ba3	555	577,182
Allentown Neighborhood Impt†	5.00%		5/1/2023	Ba3	190	204,308
Allentown Neighborhood Impt†	5.00%		5/1/2028	NR	4,550	5,419,567	(d)
CT Spl Tax–Trans Infra	5.00%		10/1/2022	A+	3,400	3,646,741
CT Spl Tax–Trans Infra	5.00%		1/1/2026	A+	5,000	6,003,312
NYC IDA–Queens Stadium (AGM)	5.00%		1/1/2027	AA	1,000	1,232,296
NYC IDA–Queens Stadium (AGM)	5.00%		1/1/2028	AA	650	817,371
NYC IDA–Queens Stadium (AGM)	5.00%		1/1/2029	AA	850	1,086,852

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax (continued)
NYC IDA–Yankee Stadium (AGM)	5.00%		3/1/2030	AA		$1,600	$2,061,763
NYC IDA–Yankee Stadium (NPFGC)(FGIC)	2.28% (CPI Based	)#	3/1/2026	Baa1		2,000	2,055,200
Peninsula Town Center†	4.00%		9/1/2023	NR		210	213,043
Village CDD #12†	3.25%		5/1/2023	NR		335	341,853
Village CDD #13†	1.875%		5/1/2025	NR		2,355	2,388,901
Village CDD #13	2.625%		5/1/2024	NR		190	193,438
Village CDD #13†	2.625%		5/1/2030	NR		1,500	1,550,992
Total							27,792,819

Tax Revenue 3.82%
City of Sparks–Legends at Sparks Marina†	2.50%		6/15/2024	Ba2		135	136,303
City of Sparks–Legends at Sparks Marina†	2.75%		6/15/2028	Ba2		300	306,620
CT Spl Tax–Trans Infra	5.00%		5/1/2025	A+		850	999,313
CT Spl Tax–Trans Infra	5.00%		5/1/2026	A+		1,300	1,576,415
DE Valley Regional Fin Auth	2.00%		10/1/2029	A+		4,375	4,509,599
IL State Sales Tax	5.00%		6/15/2024	BBB		7,260	8,095,665
Jefferson Co–Sch Warrant	5.00%		9/15/2023	AA		2,000	2,223,481
MD Dept Trans	4.00%		9/1/2026	AAA		4,750	5,601,109
Philadelphia SD TRANS	4.00%		6/30/2021	NR		12,000	12,115,339
SC Transportation Infra Bank	4.00%		10/1/2033	Aa3		12,000	12,180,211
TX State GO TRANS	4.00%		8/26/2021	NR		30,000	30,473,478
VA Small Bus Fing–NTL Senior Lvg	5.00%		1/1/2023	A	(c)	925	995,935
VA Small Bus Fing–NTL Senior Lvg	5.00%		1/1/2025	A	(c)	1,300	1,493,964
VA Small Bus Fing–NTL Senior Lvg	5.00%		1/1/2027	A	(c)	1,000	1,212,301
VA Small Bus Fing–NTL Senior Lvg	5.00%		1/1/2028	A	(c)	1,100	1,364,638
Total							83,284,371

Tobacco 1.76%
Los Angeles Co Tobacco	1.75%		6/1/2030	BBB+		750	753,385
Los Angeles Co Tobacco	5.00%		6/1/2024	A		600	684,889
Los Angeles Co Tobacco	5.00%		6/1/2025	A		650	766,909
Los Angeles Co Tobacco	5.00%		6/1/2026	A		1,125	1,367,855
PA Tob Settlement	5.00%		6/1/2022	A1		2,250	2,368,804
PA Tob Settlement	5.00%		6/1/2023	A1		1,125	1,234,045
PA Tob Settlement	5.00%		6/1/2024	A1		5,000	5,685,833
Railsplitter Tobacco Settlement Auth	5.25%		6/1/2021	A		16,010	16,132,136
Suffolk Tobacco Asset Sec Corp	5.375%		6/1/2028	NR		4,000	4,004,070

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)
Tobacco Settlement Fin Corp NJ	3.20%		6/1/2027	BBB	$3,875	$3,975,287
TSASC	5.00%		6/1/2021	A	1,500	1,510,782
Total						38,483,995

Transportation 8.34%
Bay Area Toll Auth	1.30% (MUNIPSA * 1 + 1.25%	)#	4/1/2036	AA	2,375	2,471,853
Bay Area Toll Auth	4.00%		4/1/2029	AA-	1,200	1,407,312
Central TX Mobility Auth	4.00%		1/1/2022	BBB+	5,000	5,037,929
Central TX Mobility Auth(b)	5.00%		1/1/2027	BBB+	4,500	5,314,296
Chesapeake Bay Bridge Dist	5.00%		11/1/2023	BBB	9,000	10,029,469
Chicago O’Hare Arpt	5.00%		1/1/2029	A	2,500	2,585,569
Chicago O’Hare Arpt	5.00%		1/1/2031	A	4,750	4,908,973
Chicago Trans Auth	5.00%		6/1/2025	A	2,000	2,337,052
Cleveland Arpt (AGM)	5.00%		1/1/2022	AA	455	470,389
Denver RTD–Eagle P3	3.00%		1/15/2026	Baa2	900	979,696
Denver RTD–Eagle P3	5.00%		7/15/2027	Baa2	1,000	1,222,777
E470 Pub Hwy Auth	0.493% (1 Mo. LIBOR * .67 + .42%	)#	9/1/2039	A	6,000	6,000,149
E470 Pub Hwy Auth	1.123% (1 Mo. LIBOR * .67 + 1.05%	)#	9/1/2039	A	2,000	2,000,620
Grand Parkway Trans Corp	5.00%		2/1/2023	BBB	10,030	10,798,041
IL State GO	5.00%		11/1/2025	BBB-	3,000	3,470,914
Illinois St Toll Hwy Auth	5.00%		1/1/2024	AA-	7,215	8,116,287
LA Offshore Term Auth–LOOP	1.65%	#(a)	9/1/2027	A3	3,500	3,554,095
LA Offshore Term Auth–LOOP	2.00%	#(a)	10/1/2040	BBB+	2,000	2,017,331
MTA NY	5.00%		5/15/2022	NR	7,050	7,386,810
MTA NY	5.00%		9/1/2022	NR	6,630	7,027,856
MTA NY	5.00%		11/15/2030	A3	11,075	11,716,938
MTA NY	5.00%		11/15/2033	A3	5,400	5,805,880
MTA NY	5.00%	#(a)	11/15/2045	A3	6,500	8,147,451
NC Tpk Auth–Triangle Exprs	5.00%		2/1/2024	BBB	14,000	15,776,211
NC Tpk Auth–Triangle Exprs (AGM)	5.00%		1/1/2028	AA	1,500	1,835,289
NJ Tpk Auth	0.831% (1 Mo. LIBOR * .70 + .75%	)#	1/1/2030	A+	2,500	2,512,072
NJ Tpk Auth	5.00%		1/1/2027	A+	3,200	3,931,258
NJ Tpk Auth	5.00%		1/1/2028	A+	8,000	9,722,785

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
NJ Trans Trust Fund	1.25% (MUNIPSA * 1 + 1.20%	)#	6/15/2034	Baa1	$10,030	$10,037,487
NJ Trans Trust Fund	5.00%		6/15/2023	A+	7,210	7,932,203
NY Trans Dev Corp–JFK IAT	5.00%		12/1/2024	Baa1	1,000	1,144,854
NY Trans Dev Corp–JFK IAT	5.00%		12/1/2025	Baa1	400	469,597
NY Trans Dev Corp–JFK IAT	5.00%		12/1/2026	Baa1	1,500	1,805,795
NY Trans Dev Corp–JFK IAT	5.00%		12/1/2028	Baa1	1,140	1,414,951
PA Tpk Commn	5.00%		12/1/2025	A1	150	181,018
PA Tpk Commn	5.00%		12/1/2026	A1	400	495,349
Triborough Brdg & Tunl Auth	0.387% (SOFR + .38%	)#	1/1/2032	AA-	6,750	6,748,825
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	A+	1,650	1,703,898
TX Surface Trans Corp–I-635	4.00%		12/31/2030	Baa2	3,000	3,576,314
Total						182,095,593

Utilities 15.29%
American Muni Pwr–Prairie St TCRS (BAM)	5.25%		2/15/2030	AA	2,500	2,611,236
Appling Co Dev–Oglethorpe Power	1.50%	#(a)	1/1/2038	Baa1	1,250	1,275,140
Central Plains–Goldman Sachs	5.00%		9/1/2027	BBB+	1,305	1,601,711
Chicago Wastewater	5.00%		1/1/2022	A	2,000	2,066,886
Chicago Water	5.00%		11/1/2022	A	1,000	1,070,545
Chicago Water	5.00%		11/1/2022	A	5,680	6,080,696
Chicago Water (AGM)	5.00%		11/1/2028	AA	2,500	3,166,520
City of Rockport Poll Ctl–IN MI Pwr	3.05%		6/1/2025	A-	3,500	3,838,923
Cleveland Public Pwr (AGM)	5.00%		11/15/2026	AA	1,190	1,468,165
Cleveland Public Pwr (AGM)	5.00%		11/15/2027	AA	2,280	2,880,710
Cleveland Public Pwr (AGM)	5.00%		11/15/2028	AA	2,000	2,573,095
Cleveland Public Pwr (AGM)	5.00%		11/15/2029	AA	1,000	1,309,397
DE EDA–Delmarva Pwr & Light	1.05%	#(a)	1/1/2031	A	6,315	6,416,038
DE EDA–NRG Energy	1.25%	#(a)	10/1/2040	BBB-	10,000	9,962,863
DE EDA–NRG Energy	1.25%	#(a)	10/1/2045	BBB-	11,000	10,960,254
Detroit Water	5.00%		7/1/2021	AA-	420	424,770
Detroit Water	5.00%		7/1/2022	AA-	500	529,229
Escambia Co PCR–Gulf Power	2.60%		6/1/2023	A1	3,000	3,139,213
Farmington Poll Ctl–NM Pub Svc	1.875%	#(a)	4/1/2033	BBB	4,000	4,030,027
KY Muni Pwr–Prairie State Proj	3.45%	#(a)	9/1/2042	Baa1	1,700	1,785,261
KY PCR–KY Util Comp	1.55%	#(a)	9/1/2042	A1	11,250	11,192,995
KY Public Energy Auth–BP	4.00%	#(a)	1/1/2049	A2	1,775	1,964,538

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
KY Public Energy Auth–Morgan Stanley	4.00%	#(a)	4/1/2048	A2	$3,110	$3,409,695
LA Env Facs–E Baton Rouge Swr	0.875%	#(a)	2/1/2046	A+	15,000	14,913,780
Lansing MI Board of Water & Light	2.00%	#(a)	7/1/2051	AA-	10,000	10,575,274
Lehigh Co IDA–PPL Elec Util	1.80%	#(a)	2/15/2027	A1	10,660	10,868,221
Long Island Power Auth	0.831% (1 Mo. LIBOR * .70 + .75%	)#	5/1/2033	A	10,000	10,011,062
Long Island Power Auth	0.85%	#(a)	9/1/2050	A	9,000	8,985,815
Long Island Power Auth	5.00%		9/1/2026	A	500	613,736
Long Island Power Auth	5.00%		9/1/2027	A	500	628,729
Louisa VA IDA–VA Elec & Pwr CO	0.75%	#(a)	11/1/2035	A2	6,000	5,976,599
Louisa VA IDA–VA Elec & Pwr CO	1.90%	#(a)	11/1/2035	A2	5,000	5,144,399
Main St Nat Gas–Citibank	4.00%	#(a)	3/1/2050	A3	15,000	17,295,821
Mason Cnty Poll Ctrl–Appalachian Power	2.75%		10/1/2022	A-	27,500	28,491,799
Monroe Dev Auth–Oglethorpe Power	1.50%	#(a)	1/1/2039	BBB+	1,875	1,912,709
NE Public Power	0.60%	#(a)	1/1/2051	A+	15,000	15,050,238
Northern CA Gas–Goldman Sachs	4.00%	#(a)	7/1/2049	A2	5,000	5,534,060
NY Elec Sys–LIPA	1.65%	#(a)	9/1/2049	A	4,000	4,134,898
Orlando Util Commn	1.25%	#(a)	10/1/2046	AA	10,000	9,965,196
Philadelphia Gas Works	5.00%		8/1/2023	A	850	939,745
Philadelphia Gas Works	5.00%		8/1/2024	A	800	913,356
Philadelphia Water & Wastewater (AGM)	0.70% (MUNIPSA * 1 + .65%	)#	9/1/2040	AA	17,500	17,541,755
PR Aqueduct & Swr Auth	5.00%		7/1/2022	Ca	2,000	2,103,461
PR Elec Pwr Auth(e)	5.25%		7/1/2018	NR	2,000	1,787,500
Rockport IN Wtr Pollution Ctl	1.35%	#(a)	7/1/2025	A-	2,000	2,013,938
Rockport IN Wtr Pollution Ctl	1.35%	#(a)	7/1/2025	A-	2,150	2,165,104
SA Energy Acquisition Pub Fac–Goldman Sachs	5.50%		8/1/2021	A2	4,350	4,423,536
San Antonio Elec & Gas	2.75%	#(a)	2/1/2048	Aa2	8,000	8,318,005
San Antonio Water System	2.625%	#(a)	5/1/2049	AA	11,415	12,196,047
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2023	A3	3,000	3,361,428
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2024	A3	2,785	3,219,461
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2025	A3	4,000	4,745,151
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2026	A3	5,000	6,070,546
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2027	A3	5,875	7,277,637
Wise Co IDA–VA Elec & Pwr CO	0.75%	#(a)	10/1/2040	A2	12,000	11,960,843
WV EDA–Appalachian Pwr	2.55%	#(a)	3/1/2040	A-	2,000	2,109,650

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2021

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
WV EDA–Appalachian Pwr		2.625%	#(a)	12/1/2042	A-	$3,000	$3,078,415
York Co VA IDA–VA Elec & Pwr CO		1.90%	#(a)	5/1/2033	A2	5,500	5,637,146
Total							333,722,967
Total Municipal Bonds (cost $1,909,544,289)							1,951,610,211

	Interest Rate#	Interest Rate Reset Date(f)		Final Maturity Date

SHORT-TERM INVESTMENTS 9.30%

Variable Rate Demand Notes 9.30%

Corporate-Backed 0.05%
PSL North America	1.80%	4/1/2021		11/1/2032	BBB-	1,000	1,000,000

General Obligation 2.14%
CA State GO	0.03%	3/29/2021		5/1/2034	AAA	3,075	3,075,000
NYC GO–AARS	0.20%	3/29/2021		4/1/2042	AA	13,000	13,000,000
NYC GO–AARS	0.21%	3/29/2021		4/1/2042	AA	10,000	10,000,000
NYC GO ARS	0.21%	3/29/2021		10/1/2046	AA	20,600	20,600,000
Total							46,675,000

Health Care 3.79%
AL Hlth Care Auth–Baptist Health	0.21%	4/1/2021		11/1/2042	A3	17,055	17,055,000
AR DFA–Baptist Mem Hlth	0.21%	4/1/2021		9/1/2044	BBB+	46,906	46,906,000
Lee Memorial Hlth System	0.16%	4/1/2021		4/1/2049	A+	18,780	18,780,000
Total							82,741,000

Tax Revenue 0.63%
DE Valley Regional Fin Auth	0.14%	4/1/2021		11/1/2055	A+	9,700	9,700,000
NYC TFA–Future Tax	0.05%	3/29/2021		5/1/2034	AAA	4,000	4,000,000
Total							13,700,000

Transportation 0.39%
Triborough Brdg & Tunl Auth	0.06%	3/29/2021		1/1/2032	AAA	7,500	7,500,000
Triborough Brdg & Tunl Auth	0.07%	3/29/2021		1/1/2032	Aa1	1,095	1,095,000
Total							8,595,000

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2021

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 2.30%
Appling Co Dev–GA Power	0.11%	3/29/2021	9/1/2041	A-	$5,115	$5,115,000
NYC Muni Water	0.02%	3/29/2021	6/15/2045	AA+	37,105	37,105,000
NYC Muni Water	0.05%	3/29/2021	6/15/2050	AA+	3,825	3,825,000
NYC Muni Water	0.07%	3/29/2021	6/15/2049	AA+	4,265	4,265,000
Total						50,310,000
Total Short-Term Investments (cost $203,021,000)						203,021,000
Total Investments in Securities 98.69% (cost $2,112,565,289)						2,154,631,211
Cash and Other Assets in Excess of Liabilities 1.31%						28,591,517
Net Assets 100.00%						$2,183,222,728

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
BAM	Insured by–Build America Mutual.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
SOFR	Secured Over Night Financing Rate.
TCRS	Transferable Custodial Receipt.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2021.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2021, the total value of Rule 144A securities was $32,704,673, which represents 1.50% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis (See Note 2(g)).
(c)	This investment has been rated by Fitch IBCA.
(d)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Defaulted (non-income producing security).
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION TAX FREE FUND March 31, 2021

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Special Tax	$–	$22,373,252	$5,419,567	$27,792,819
Remaining Industries	–	1,923,817,392	–	1,923,817,392
Short-Term Investments
Variable Rate Demand Notes	–	203,021,000	–	203,021,000
Total	$–	$2,149,211,644	$5,419,567	$2,154,631,211

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments were not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.30%

Corporate-Backed 8.46%
AL IDA–Office Max Rmkt AMT	6.45%	#(a)	12/1/2023	B1	$2,300	$2,302,732
Allegheny Co IDA–US Steel	4.875%		11/1/2024	B-	4,300	4,601,555
AZ IDA	3.625%		5/20/2033	BBB	14,640	16,590,741
Build NYC Res Corp–Pratt Paper AMT†	4.50%		1/1/2025	NR	2,950	3,146,174
Build NYC Res Corp–Pratt Paper AMT†	5.00%		1/1/2035	NR	550	610,609
Burke Co Dev–Oglethorpe Power	1.50%	#(a)	1/1/2040	BBB+	3,750	3,825,419
CA Muni Fin–Waste Mgmt AMT	2.40%	#(a)	10/1/2044	A-	12,350	13,449,082
CA Poll Ctl–Waste Mgmt AMT	3.00%		11/1/2025	A-	9,850	10,886,395
Chandler AZ IDA–Intel Corp AMT	2.70%	#(a)	12/1/2037	A+	7,250	7,616,359
Citizens Property Insurance Corp	5.00%		6/1/2022	A+	12,500	12,896,217
Downtown Doral CDD†	4.25%		12/15/2028	NR	250	270,974
Downtown Doral CDD†	4.75%		12/15/2038	NR	625	716,549
FL DFC–Waste Pro AMT†	5.00%		5/1/2029	NR	1,640	1,769,395
Gloucester Co Poll Ctl–Logan AMT	5.00%		12/1/2024	BBB-	1,345	1,410,181
Greater Orlando Aviation–Jet Blue AMT	5.00%		11/15/2026	NR	2,980	3,172,248
Hoover IDA–US Steel AMT	6.375%	#(a)	11/1/2050	B-	10,850	13,508,446
Houston Arpt–United Airlines AMT	5.00%		7/1/2029	Ba3	2,295	2,501,519
IA Fin Auth–Alcoa	4.75%		8/1/2042	BB+	1,250	1,292,440
IA Fin Auth–Iowa Fertilizer Co	3.125%		12/1/2022	BB-	1,500	1,528,798
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	BB-	10,000	10,958,756
IL Fin Auth–Navistar†	4.75%	#(a)	10/15/2040	B3	13,750	14,433,742
IN Fin Auth–OVEC	3.00%		11/1/2030	Ba1	2,600	2,700,027
IN Fin Auth–OVEC	3.00%		11/1/2030	Ba1	3,000	3,115,416
IN Fin Auth–OVEC	3.00%		11/1/2030	Ba1	9,850	10,228,948
IN Fin Auth–US Steel	4.125%		12/1/2026	B-	1,625	1,712,904
IN Fin Auth–US Steel AMT	6.75%		5/1/2039	B-	1,500	1,886,905
Indianapolis Local Pub Impt–IND Arpt AMT	5.00%		1/1/2026	A1	9,425	10,906,591
Indianapolis Local Pub Impt–IND Arpt AMT	5.00%		1/1/2027	A1	8,300	9,591,428
LA Citizens Property Insurance Corp (AGM)	5.00%		6/1/2022	AA	2,000	2,111,706
LA Env Facs–Entergy(b)	2.50%		4/1/2036	A	7,500	7,556,224
LA Env Facs–Westlake Chem	3.50%		11/1/2032	Baa2	9,975	11,002,028
LA St John Parish–Marathon Oil	2.125%	#(a)	6/1/2037	BBB-	6,850	7,050,643
LA St John Parish–Marathon Oil	2.20%	#(a)	6/1/2037	BBB-	12,500	12,913,574
LA St John Parish–Marathon Oil	2.375%	#(a)	6/1/2037	BBB-	5,975	6,225,117
Liberty Dev Corp–Goldman Sachs	5.25%		10/1/2035	A2	12,040	16,947,598

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2028	Baa1	$1,800	$1,916,216
Matagorda Co Nav Dist–AEP TX Central	2.60%		11/1/2029	A-	3,800	4,046,358
Matagorda Co Nav Dist–AEP TX Central	4.00%		6/1/2030	A-	8,000	8,394,868
Matagorda Co Nav Dist–AEP TX Central (AMBAC)	4.40%		5/1/2030	A-	3,500	4,232,982
MD EDC–Chesapeake Bay Hyatt(c)	5.00%		12/1/2016	NR	2,570	1,542,000
Met Govt Nashville & Davidson Cnty	4.00%		7/1/2034	AA	10,000	11,845,149
Mission Econ Dev Corp–Natgasoline AMT†	4.625%		10/1/2031	BB-	10,000	10,628,892
Nez Perce Co Poll Ctl–Potlatch	2.75%		10/1/2024	BBB-	10,500	10,864,692
NH National Fin Auth–Covanta†	3.625%	#(a)	7/1/2043	B1	980	1,012,470
NH National Fin Auth–Covanta AMT†	3.75%	#(a)	7/1/2045	B1	1,970	2,037,070
NH National Fin Auth–Covanta AMT†	4.00%		11/1/2027	B1	4,225	4,411,849
NH National Fin Auth–Hsg Sec	4.125%		1/20/2034	NR	4,923	5,709,502
Niagara Area Dev Corp–Covanta†	3.50%		11/1/2024	B1	4,650	4,838,241
Niagara Area Dev Corp–Covanta AMT†	4.75%		11/1/2042	B1	5,500	5,751,700
NJ EDA–Continental Airlines AMT	5.25%		9/15/2029	Ba3	11,320	12,023,233
NJ EDA–Continental Airlines AMT	5.50%		6/1/2033	Ba3	1,500	1,633,784
NJ EDA–Sch Facs	5.00%		6/15/2030	Baa1	2,000	2,396,103
NJ EDA–Sch Facs	5.00%		6/15/2033	Baa1	2,000	2,372,031
NY Energy RDA–NYSEGC	3.50%		10/1/2029	A-	8,200	9,530,433
NY Env Facs–Casella Waste AMT	2.75%	#(a)	9/1/2050	B	1,600	1,648,985
NY Env Facs–Casella Waste AMT†	2.875%	#(a)	12/1/2044	B	2,000	2,045,492
NY Liberty Dev Corp–3 WTC†	5.15%		11/15/2034	NR	1,875	2,092,226
NY Liberty Dev Corp–3 WTC†	7.25%		11/15/2044	NR	1,920	2,129,814
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2026	B-	3,000	3,040,526
NY Trans Dev Corp–American Airlines AMT	5.25%		8/1/2031	B-	2,300	2,797,240
NY Trans Dev Corp–American Airlines AMT	5.375%		8/1/2036	B-	1,850	2,224,939
NYC IDA–TRIPS AMT	5.00%		7/1/2022	BBB+	2,330	2,476,192
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB+	3,500	3,661,222
OH Air Dev Auth–AEP	1.90%	#(a)	5/1/2026	BBB+	3,285	3,413,350
OH Air Dev Auth–AEP	2.40%	#(a)	12/1/2038	BBB+	4,500	4,745,139
OH Air Dev Auth–AEP AMT	2.50%	#(a)	11/1/2042	BBB+	5,800	6,268,608
OH Air Dev Auth–AEP AMT	2.60%	#(a)	6/1/2041	BBB+	19,250	20,343,052
OH Air Dev Auth–OVEC	3.25%		9/1/2029	Ba1	1,500	1,594,100
OH Air Quality–Pratt Paper AMT†	3.75%		1/15/2028	NR	1,600	1,736,803
OH Air Quality–Pratt Paper AMT†	4.25%		1/15/2038	NR	4,955	5,482,613
OK DFA–Waste Mgmt	2.375%	#(a)	12/1/2021	A-	1,665	1,687,937

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
PA EDA–Covanta AMT†	3.25%		8/1/2039	B1	$1,035	$1,051,957
PA EDA–Procter & Gamble AMT	5.375%		3/1/2031	AA-	1,365	1,791,635
Parish of St James–Nustar Logistics†	5.85%	#(a)	8/1/2041	BB-	1,000	1,130,141
Parish of St James–Nustar Logistics†	6.10%	#(a)	6/1/2038	BB-	2,860	3,583,303
Parish of St James–Nustar Logistics†	6.10%	#(a)	12/1/2040	BB-	3,000	3,758,709
Phenix City–Meadwestvaco AMT	4.125%		5/15/2035	BBB	1,500	1,556,328
Richland Co Env Impt–Intl Paper AMT	3.875%		4/1/2023	BBB	6,715	7,133,984
Rockdale Co Dev Auth–Pratt Paper AMT†	4.00%		1/1/2038	NR	5,205	5,726,991
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB	5,575	5,903,842
Selma IDB–Intl Paper	2.00%	#(a)	11/1/2033	BBB	1,000	1,042,613
St Charles Parish–Valero Energy	4.00%	#(a)	12/1/2040	BBB	10,435	10,862,116
Tuscaloosa IDA–Hunt Refining†	5.25%		5/1/2044	NR	6,950	7,913,927
VA Small Bus Fing–Covanta AMT†	5.00%	#(a)	1/1/2048	B	440	459,579
Valparaiso Facs–Pratt Paper AMT	5.875%		1/1/2024	NR	640	685,664
Valparaiso Facs–Pratt Paper AMT	6.75%		1/1/2034	NR	5,000	5,629,723
Warren Co–Intl Paper	2.90%	#(a)	9/1/2032	BBB	7,500	7,891,040
West Pace Coop Dist(c)	9.125%		5/1/2039	NR	4,900	3,724,000	(d)
Whiting Env Facs–BP AMT	5.00%	#(a)	11/1/2045	A2	6,855	7,347,575
WI PFA–American Dream†	5.00%		12/1/2027	NR	8,000	8,622,874
WI PFA–American Dream†	6.75%		12/1/2042	NR	5,000	5,742,651
WI PFA–Celanese AMT	5.00%		12/1/2025	BBB-	6,500	7,557,356
WI PFA–TRIPS AMT	5.00%		7/1/2042	BBB+	1,075	1,117,564
WI PFA–TRIPS AMT	5.25%		7/1/2028	BBB+	3,750	3,924,244
Total						508,171,067

Education 4.16%
CA Fin Auth–Biola Univ	5.00%		10/1/2028	Baa1	420	460,616
CA Fin Auth–Biola Univ	5.00%		10/1/2030	Baa1	430	469,189
CA State Univ Sys	5.00%		11/1/2026	Aa2	2,750	3,308,336
Cap Trust Ed–Renaissance Charter†	5.00%		6/15/2039	NR	2,160	2,342,458
Chicago Brd Ed	5.00%		12/1/2034	BB-	3,000	3,508,706
Chicago Brd Ed	5.00%		12/1/2036	BB-	9,000	10,472,213
Cleveland State Univ	5.00%		6/1/2024	A+	1,775	1,829,148
Clifton Higher Ed–Intl Ldrshp Sch	5.125%		8/15/2030	NR	3,500	3,990,672
CT Hlth & Ed–Quinnipiac Univ	5.00%		7/1/2033	A-	8,230	9,441,146
Dutchess Co LDC–Bard College†	5.00%		7/1/2040	BB+	1,150	1,359,791
Dutchess Co LDC–Bard College†	5.00%		7/1/2045	BB+	2,000	2,338,175

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%	9/1/2027	BB+	$2,000	$2,207,314
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%	9/1/2032	BB+	2,400	2,679,257
Fulton Co Dev–GA Tech Athletic Assoc	5.00%	10/1/2022	A2	215	229,533
IL Fin Auth–IL Inst of Tech	4.00%	9/1/2035	Baa3	2,600	2,931,788
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2030	Baa3	625	788,694
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2031	Baa3	600	752,330
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2032	Baa3	500	623,400
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2033	Baa3	1,000	1,240,640
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2034	Baa3	2,620	3,234,431
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2036	Baa3	3,225	3,953,296
IL Fin Auth–Loyola Univ Chicago	5.00%	7/1/2025	A+	8,620	9,122,984
IL Fin Auth–Noble Chtr Sch	5.00%	9/1/2025	BBB	1,500	1,614,532
IL Fin Auth–Univ Chicago	5.00%	10/1/2030	Aa2	8,000	9,176,587
MA DFA–Emerson Clg	5.00%	1/1/2026	BBB+	5,135	5,907,569
MA DFA–Emerson Clg	5.00%	1/1/2027	BBB+	2,700	3,098,059
MA DFA–Emerson Clg	5.00%	1/1/2028	BBB+	1,810	2,066,835
MA DFA–Emmanuel College	5.00%	10/1/2032	Baa2	5,000	5,818,717
Marietta Dev Auth–Life Univ†	5.00%	11/1/2037	Ba3	1,500	1,624,631
NC Cap Facs–High Point Univ	5.00%	5/1/2032	A-	2,500	2,508,787
Nova Southeastern Univ	5.00%	4/1/2037	A-	5,000	5,885,226
Nova Southeastern Univ	5.00%	4/1/2038	A-	2,500	2,935,803
NV Dept of Bus & Ind–Somerset Academy†	4.50%	12/15/2029	BB	640	681,721
NV Dept of Bus & Ind–Somerset Academy†	5.00%	12/15/2038	BB	1,000	1,059,922
NY Dorm–Montefiore	4.00%	9/1/2039	BBB	2,300	2,617,444
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2026	A-	5,000	5,854,438
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2027	A-	10,000	11,652,206
NY Dorm–Pace Univ	5.00%	5/1/2021	BBB-	1,845	1,850,366
NY Dorm–Pace Univ	5.00%	5/1/2023	BBB-	980	1,066,239
NY Dorm–Pace Univ	5.00%	5/1/2026	BBB-	980	1,058,862
NY Dorm–PIT	4.00%	2/15/2034	AA+	5,000	5,709,532
NY Dorm–SUNY	5.00%	7/1/2026	Aa3	2,000	2,365,598
NY Dorm–SUNY	5.00%	7/1/2027	Aa3	500	581,880
NY Dorm–SUNY	5.00%	7/1/2027	Aa3	4,880	5,755,266
NY Dorm–SUNY	5.00%	7/1/2028	Aa3	4,110	4,835,482
NY Dorm–SUNY	5.00%	7/1/2029	Aa3	2,750	3,176,819
Penn State Univ	5.00%	9/1/2037	Aa1	2,545	3,266,756
Pima IDA–American Leadership Acad†	4.75%	6/15/2037	NR	4,500	4,574,013

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
Private Clgs & Univs Auth–SCAD	5.00%		4/1/2029	A3	$1,500	$1,673,465
Private Clgs & Univs Auth–SCAD	5.00%		4/1/2031	A3	1,360	1,507,700
Troy Cap Res Corp–RPI	5.00%		8/1/2024	A3	1,000	1,138,506
Troy Cap Res Corp–RPI	5.00%		8/1/2025	A3	2,630	3,074,072
Troy Cap Res Corp–RPI	5.00%		8/1/2026	A3	1,000	1,182,476
Troy Cap Res Corp–RPI	5.00%		8/1/2027	A3	1,600	1,881,617
Univ of Connecticut	5.00%		11/1/2032	A+	3,740	4,709,074
Univ of CT	5.00%		4/15/2031	A+	8,605	10,738,774
Univ of CT	5.00%		4/15/2035	A+	5,350	6,596,606
Univ of Houston	5.00%		2/15/2029	AA	10,280	12,256,951
Univ of Illinois (AGM)	4.00%		4/1/2033	AA	4,905	5,583,975
Univ of Illinois (AGM)	4.00%		4/1/2034	AA	5,100	5,786,820
Univ of North Carolina–Wilmington	5.00%		6/1/2023	A1	2,435	2,671,575
Univ of North Carolina–Wilmington	5.00%		6/1/2024	A1	2,560	2,912,010
University of CA	4.00%		5/15/2038	AA-	7,500	9,079,335
VA Clg Bldg Auth	4.00%		9/1/2035	AA+	8,795	10,308,754
Wayne State Univ	4.00%		11/15/2034	Aa3	3,900	4,331,055
Total						249,460,172

Energy 0.64%
PEFA Gas–Goldman Sachs	5.00%	#(a)	9/1/2049	A3	32,000	38,585,302

Financial Services 0.41%
Berks Co IDA–Tower Hlth	4.00%		11/1/2031	BB-	2,280	2,302,626
Berks Co IDA–Tower Hlth	5.00%		11/1/2030	BB-	1,315	1,400,900
MA Ed Fin Auth AMT	3.625%		7/1/2034	AA	12,235	12,754,098
NJ Higher Ed Assistance Auth AMT	3.75%		12/1/2030	Aaa	2,350	2,526,871
NJ Higher Ed Assistance Auth AMT	4.00%		12/1/2032	Aaa	2,690	2,909,079
NJ Higher Ed Assistance Auth AMT	4.00%		12/1/2034	Aaa	2,400	2,580,322
Total						24,473,896

General Obligation 18.46%
Barrington SD	4.00%		12/1/2036	AAA	2,650	3,106,042
Barrington SD	4.00%		12/1/2038	AAA	6,315	7,361,674
Barrington SD	4.00%		12/1/2039	AAA	2,000	2,326,359
Bay Area Rapid Transit Dist	2.00%		8/1/2040	Aaa	7,500	7,289,142
Bay Area Rapid Transit Dist	3.00%		8/1/2038	Aaa	1,500	1,627,636

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Bellwood GO	5.875%		12/1/2027	A	$5,000	$5,452,301
Bellwood GO	6.15%		12/1/2032	A	3,770	4,128,126
CA State GO	0.843% (1 Mo. LIBOR * .70 + .76%	)#	12/1/2031	Aa2	5,000	5,003,849
CA State GO	3.00%		10/1/2033	Aa2	14,150	15,866,899
CA State GO	3.00%		11/1/2035	Aa2	3,250	3,652,226
CA State GO	4.00%		3/1/2036	Aa2	21,330	25,649,393
CA State GO	4.00%		10/1/2036	Aa2	5,000	5,964,673
CA State GO	4.00%		3/1/2046	Aa2	3,500	4,096,375
CA State GO	5.00%		10/1/2027	Aa2	10,000	10,917,987
CA State GO	5.00%		4/1/2029	Aa2	8,000	10,458,942
CA State GO	5.00%		9/1/2030	Aa2	10,000	11,854,298
CA State GO	5.00%		10/1/2030	Aa2	7,025	9,001,862
CA State GO	5.00%		4/1/2032	Aa2	13,850	19,063,194
CA State GO	5.00%		12/1/2034	Aa2	3,000	3,981,032
CA State GO (AGM)	5.25%		8/1/2032	AA	10,000	13,911,725
Chabot/Las Positas CCD	5.00%		8/1/2023	AA	3,000	3,330,055
Chicago Brd Ed	5.00%		12/1/2029	BB-	3,000	3,639,111
Chicago Brd Ed	5.00%		12/1/2030	BB-	5,100	6,151,103
Chicago Brd Ed	5.00%		12/1/2030	BB-	3,500	4,295,001
Chicago Brd Ed	5.00%		12/1/2031	BB-	1,500	1,802,021
Chicago Brd Ed	5.00%		12/1/2032	BB-	4,845	5,799,502
Chicago Brd Ed	5.00%		12/1/2033	BB-	3,275	4,022,558
Chicago Brd Ed	5.00%		12/1/2033	BB-	900	1,073,542
Chicago Brd Ed	5.00%		12/1/2034	BB-	3,750	4,592,975
Chicago Brd Ed	5.00%		12/1/2034	BB-	475	565,177
Chicago Brd Ed	5.00%		12/1/2035	BB-	450	533,986
Chicago Brd Ed	5.00%		12/1/2036	BB-	1,000	1,217,875
Chicago Brd Ed	5.00%		12/1/2039	BB-	2,340	2,834,544
Chicago Brd Ed	5.00%		12/1/2046	BB-	7,500	8,684,443
Chicago Brd Ed†	6.75%		12/1/2030	BB-	5,000	6,536,637
Chicago Brd Ed (AGM)	5.00%		12/1/2027	AA	2,860	3,535,998
Chicago Brd Ed (AGM)	5.00%		12/1/2027	AA	2,100	2,590,331
Chicago Brd Ed (AGM)	5.00%		12/1/2029	AA	4,120	5,114,939
Chicago Brd Ed (AGM)	5.00%		12/1/2030	AA	2,500	3,085,670
Chicago Brd Ed (AGM)	5.00%		12/1/2032	AA	1,250	1,530,983
Chicago Brd Ed (AGM)	5.00%		12/1/2035	AA	3,000	3,630,096

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Chicago GO	5.00%	1/1/2022	BBB+	$7,770	$8,003,387
Chicago GO	5.00%	1/1/2024	BBB+	15,000	16,506,334
Chicago GO	5.00%	1/1/2025	BBB+	7,000	7,915,507
Chicago GO	5.00%	1/1/2028	BBB+	6,900	8,296,862
Chicago GO	5.00%	1/1/2029	BBB+	7,750	9,454,272
Chicago GO	5.00%	1/1/2030	BBB+	2,000	2,469,791
Chicago GO	5.00%	1/1/2031	BBB+	2,210	2,508,766
Chicago GO	5.00%	1/1/2034	BBB+	7,625	8,223,141
Chicago GO	5.125%	1/1/2027	BBB+	3,100	3,495,586
Chicago GO	5.25%	1/1/2028	BBB+	3,845	4,333,847
Chicago GO	5.25%	1/1/2029	BBB+	2,025	2,280,015
Chicago GO	5.50%	1/1/2037	BBB+	1,250	1,396,691
Chicago GO	5.50%	1/1/2049	BBB+	3,750	4,488,011
Chicago GO	5.625%	1/1/2030	BBB+	1,835	2,206,975
Chicago GO	5.75%	1/1/2033	BBB+	7,000	8,382,539
Chicago GO	6.00%	1/1/2038	BBB+	15,890	19,128,093
Chicago GO (NPFGC)(FGIC)	Zero Coupon	1/1/2031	BBB+	2,260	1,757,901
Chicago Met Water Reclmtn Dist	5.00%	12/1/2027	AA	4,600	5,710,943
Chicago Met Water Reclmtn Dist	5.00%	12/1/2028	AA	6,715	8,311,466
City of Schaumburg	3.00%	12/1/2031	AAA	1,300	1,371,852
City of Skokie	3.00%	12/1/2029	Aa2	1,080	1,202,416
Clackamas Co Sch Dist–North Clackamas	5.00%	6/15/2025	AA+	1,450	1,667,495
Clark Co GO	4.00%	6/1/2037	AA+	6,890	8,094,965
Clark Co GO	5.00%	11/1/2027	AA+	10,775	12,629,775
Clark Co SD (AGM)	4.00%	6/15/2036	AA	1,250	1,476,245
Clark Co SD (AGM)	5.00%	6/15/2028	AA	1,000	1,269,465
Clark Co SD (AGM)	5.00%	6/15/2029	AA	1,750	2,255,694
Clark Co SD (AGM)	5.00%	6/15/2031	AA	650	845,587
Clark Co SD (AGM)	5.00%	6/15/2033	AA	1,380	1,779,868
Cook Co GO	5.00%	11/15/2021	A+	5,000	5,147,435
Cook Co GO	5.00%	11/15/2025	A+	6,000	6,440,084
Cook Co GO	5.00%	11/15/2031	A+	3,650	4,743,975
Cook Co GO	5.00%	11/15/2032	A+	2,400	3,107,842
Cook Co GO	5.00%	11/15/2033	A+	2,350	3,027,506
Cook Co GO	5.25%	11/15/2023	A+	10,510	10,829,160
CT State GO	4.00%	1/15/2029	A1	10,000	12,055,520
CT State GO	4.00%	1/15/2030	A1	16,185	19,728,861

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
CT State GO	4.00%	1/15/2034	A1	$7,230	$8,626,229
CT State GO	4.00%	1/15/2036	A1	20,000	23,664,230
CT State GO	4.00%	4/15/2037	A1	1,825	2,125,351
CT State GO	4.00%	6/15/2037	A1	775	892,587
CT State GO	5.00%	10/15/2028	A1	12,500	15,206,034
CT State GO	5.00%	1/15/2030	A1	12,500	16,328,774
CT State GO	5.00%	6/15/2032	A1	2,000	2,489,141
CT State GO	5.00%	11/15/2033	A1	3,000	3,533,369
CT State GO	5.00%	6/15/2034	A1	1,100	1,360,133
CT State GO	5.00%	6/15/2035	A1	1,125	1,388,012
CT State GO	5.00%	4/15/2036	A1	1,150	1,441,304
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	240	260,761
Fresno USD (NPFGC)(FGIC)	5.25%	2/1/2024	A+	3,285	3,721,794
Geneva USD	5.00%	1/1/2028	AA+	1,125	1,389,915
Geneva USD	5.00%	1/1/2029	AA+	2,200	2,706,682
Geneva USD	5.00%	1/1/2030	AA+	1,400	1,716,668
HI Harbor System AMT	4.00%	7/1/2035	Aa3	1,325	1,553,034
HI State GO	5.00%	8/1/2026	AA+	7,590	8,719,559
Houston GO	5.00%	3/1/2024	AA	2,000	2,271,742
Howard Co GO	3.00%	8/15/2036	AAA	1,910	2,088,299
Howard Co GO	3.00%	8/15/2037	AAA	2,255	2,458,192
IL State GO	4.00%	10/1/2034	BBB-	5,000	5,631,317
IL State GO	4.00%	10/1/2035	BBB-	5,000	5,590,661
IL State GO	4.00%	3/1/2038	BBB-	1,125	1,247,219
IL State GO	4.00%	3/1/2039	BBB-	2,100	2,320,464
IL State GO	5.00%	7/1/2022	BBB-	6,500	6,847,236
IL State GO	5.00%	8/1/2023	BBB-	5,350	5,861,222
IL State GO	5.00%	8/1/2024	BBB-	14,565	15,317,683
IL State GO	5.00%	11/1/2027	BBB-	5,000	5,856,361
IL State GO	5.00%	2/1/2028	BBB-	13,620	15,999,575
IL State GO	5.00%	11/1/2029	BBB-	2,800	3,253,769
IL State GO	5.00%	3/1/2032	BBB-	3,450	4,280,884
IL State GO	5.00%	10/1/2032	BBB-	6,300	7,463,219
IL State GO	5.00%	10/1/2033	BBB-	5,000	5,898,417
IL State GO	5.00%	3/1/2034	BBB-	4,000	4,920,351
IL State GO	5.00%	3/1/2036	BBB-	3,250	3,965,319
IL State GO	5.25%	5/1/2023	BBB-	5,000	5,456,861

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
IL State GO	5.25%	7/1/2030	BBB-	$5,430	$5,831,944
IL State GO	5.25%	2/1/2034	BBB-	3,295	3,572,619
IL State GO	5.50%	5/1/2030	BBB-	6,395	8,172,880
IL State GO	5.50%	7/1/2038	BBB-	5,000	5,351,550
IL State GO	5.50%	5/1/2039	BBB-	11,000	13,543,066
LA State GO	5.00%	5/1/2028	AA-	11,180	13,097,726
LA State GO	5.00%	3/1/2031	AA-	5,000	6,429,500
Lake Cnty IL Sch Dist #113	4.00%	1/1/2032	Aaa	4,130	4,833,381
Lake Co GO	3.50%	11/30/2031	AAA	1,825	1,935,369
Lane Co Sch Dist #4J	4.00%	6/15/2034	Aa1	9,000	10,063,960
Lubbock GO	5.00%	2/15/2026	AA+	11,810	13,820,578
Luzerne Co GO (AGM)	5.00%	11/15/2022	AA	2,250	2,411,122
Luzerne Co GO (AGM)	5.00%	11/15/2023	AA	2,500	2,774,012
Luzerne Co GO (AGM)	5.00%	11/15/2024	AA	4,000	4,579,577
Memphis TN GO	4.00%	5/1/2038	AA	6,395	7,487,242
MI Strategic Fund–I-75 AMT (AGM)	4.25%	12/31/2038	AA	2,500	2,921,593
Miami-Dade Co GO	5.00%	7/1/2038	AA	4,830	6,136,859
Nassau Co GO (AGM)	5.00%	1/1/2026	AA	10,000	11,960,132
NJ State GO	4.00%	6/1/2030	A3	10,000	12,126,884
NJ State GO	4.00%	6/1/2031	A3	15,255	18,651,698
NJ State GO	4.00%	6/1/2032	A3	12,680	15,602,590
NJ State GO	5.00%	6/1/2026	A3	10,000	12,087,104
NJ State GO	5.00%	6/1/2027	A3	3,650	4,510,318
NJ State GO	5.00%	6/1/2029	A3	5,000	6,107,597
NV State GO	5.00%	11/1/2026	AA+	7,500	8,837,356
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2023	AA	2,500	2,776,804
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2031	AA	5,370	6,777,908
NYC GO	5.00%	10/1/2021	AA	6,000	6,143,662
NYC GO	4.00%	8/1/2036	AA	6,000	7,040,320
NYC GO	4.00%	8/1/2037	AA	2,500	2,918,365
NYC GO	5.00%	8/1/2022	NR	9,790	9,943,849
NYC GO	5.00%	8/1/2022	AA	220	223,421
NYC GO	5.00%	8/1/2025	AA	12,000	13,305,407
NYC GO	5.00%	8/1/2026	AA	5,235	5,439,692
NYC GO	5.00%	8/1/2030	AA	7,000	9,219,067
NYC GO	5.00%	8/1/2032	AA	1,750	2,206,382
NYC GO	5.00%	10/1/2032	AA	3,500	4,482,908

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
NYC GO	5.00%		10/1/2033	AA		$4,500	$5,741,058
NYC IDA–Yankee Stadium (AGM)	3.00%		3/1/2040	AA		5,000	5,266,951
Oyster Bay GO (AGM)	2.00%		3/1/2030	AA		2,125	2,159,093
Oyster Bay GO (AGM)	2.00%		3/1/2031	AA		2,040	2,053,321
Oyster Bay GO (AGM)	2.00%		3/1/2033	AA		1,415	1,401,245
PA State GO	4.00%		3/1/2035	Aa3		12,500	14,506,865
PA State GO	4.00%		3/1/2038	Aa3		8,020	9,214,929
PA State GO	5.00%		1/15/2028	Aa3		10,000	12,411,705
Peralta CCD	5.00%		8/1/2021	AA-		3,000	3,046,947
Perris UHSD (AGM)	4.00%		9/1/2037	AA		2,000	2,368,424
Perris UHSD (AGM)	4.00%		9/1/2039	AA		5,050	5,948,052
Perris UHSD (AGM)	4.00%		9/1/2040	AA		1,935	2,273,544
Philadelphia GO	5.00%		2/1/2030	A		2,750	3,569,719
Philadelphia GO	5.00%		2/1/2031	A		2,500	3,231,328
Philadelphia GO	5.00%		2/1/2032	A		1,750	2,254,126
Philadelphia GO	5.00%		2/1/2033	A		2,500	3,205,119
Philadelphia Sch Dist	5.00%		9/1/2026	A2		500	599,622
Philadelphia Sch Dist	5.00%		9/1/2027	A2		600	734,352
Philadelphia Sch Dist	5.00%		9/1/2028	A2		500	623,324
Philadelphia Sch Dist	5.00%		9/1/2030	A2		2,500	3,229,086
Philadelphia Sch Dist	5.00%		9/1/2031	A2		2,500	3,216,341
Philadelphia Sch Dist	5.00%		9/1/2032	A2		3,200	4,103,354
Philadelphia Sch Dist (AGM)	5.00%		6/1/2030	AA		5,000	6,071,095
Philadelphia Sch Dist (AGM)	5.00%		6/1/2031	AA		5,000	6,068,035
PR Comwlth GO(c)	8.00%		7/1/2035	D	(e)	4,750	3,740,625
PR Comwlth GO (AGM)	5.00%		7/1/2035	AA		2,115	2,187,072
PR Comwlth GO (AGM)	5.25%		7/1/2024	AA		855	869,972
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca		935	936,360
PR Pub Bldg Auth GTD (AMBAC)	10.00%	#(a)	7/1/2035	Ca		4,245	4,461,202
Reedy Creek Impt Dist GO	4.00%		6/1/2031	AA-		2,240	2,600,393
RI State GO	5.00%		8/1/2029	AA		7,500	9,390,727
Romeoville GO	4.00%		12/30/2036	Aa2		4,725	5,462,821
Romeoville GO	4.00%		12/30/2037	Aa2		3,800	4,381,225
VT EDA–Casella Waste AMT†	4.625%	#(a)	4/1/2036	B		750	852,721
WA State GO	5.00%		8/1/2022	Aaa		14,245	14,469,329
Wake Co Ltd Ob	4.00%		12/1/2031	AA+		5,000	5,837,103
WI PFA–American Dream†	7.00%		12/1/2050	NR		4,000	4,626,556
Total							1,108,114,705

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 12.83%
Allegheny Co Hosp Auth–UPMC	4.00%		7/15/2038	A		$4,950	$5,772,197
Allegheny County Health Network	5.00%		4/1/2030	A		4,750	5,844,783
Allegheny County Health Network	5.00%		4/1/2031	A		6,000	7,350,703
Antelope Valley Hlth	5.00%		3/1/2031	Ba3		7,000	7,344,179
AR DFA–Baptist Mem Hlth	1.60% (MUNIPSA * 1 + 1.55%	)#	9/1/2044	BBB+		12,000	11,983,858
Atlantic Beach Hlth Facs–Fleet Landing	5.00%		11/15/2028	BBB	(e)	2,020	2,167,507
AZ Hlth Facs–Phoenix Childrens Hsp	5.00%		2/1/2030	A1		6,000	6,226,470
Berks Co IDA–Tower Hlth	5.00%		11/1/2036	BB-		1,835	1,905,873
Berks Co IDA–Tower Hlth	5.00%		11/1/2037	BB-		5,075	5,243,833
Berks Co IDA–Tower Hlth	5.00%	#(a)	2/1/2040	BB-		3,000	3,218,284
Blaine Sr Hsg & Hlthcare–Crest View	5.125%		7/1/2025	NR		1,220	1,195,595
Bucks Co IDA–Grand View Hosp	5.00%		7/1/2030	BB+		2,075	2,492,841
Bucks Co IDA–Grand View Hosp	5.00%		7/1/2031	BB+		1,150	1,395,671
Bucks Co IDA–Grand View Hosp	5.00%		7/1/2032	BB+		1,000	1,211,989
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2022	BBB+		1,540	1,646,516
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2023	BBB+		1,000	1,066,711
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2024	BBB+		2,000	2,128,792
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2025	BBB+		4,880	5,184,937
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2026	BBB+		3,705	3,929,595
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2029	BBB+		1,300	1,372,862
CA Hlth–CommonSpirit	4.00%		4/1/2035	BBB+		3,065	3,591,004
CA Hlth–CommonSpirit	4.00%		4/1/2036	BBB+		5,000	5,836,938
CA Hlth–Lucile Packard Childrens Hsp	5.00%		8/15/2032	A+		1,250	1,482,900
CA Hlth–Sutter Hlth	5.00%		11/15/2032	A+		2,000	2,492,252
CA Hlth–Sutter Hlth	5.00%		11/15/2033	A+		2,450	3,046,888
CA Hlth–Sutter Hlth	5.00%		11/15/2034	A+		3,350	4,156,515
CA Hlth Facs–Cedars-Sinai Med Ctr	5.00%		11/15/2026	Aa3		5,000	6,017,595
CA Muni Fin–Cmnty Med Ctrs	5.00%		2/1/2030	A-		3,305	3,713,128
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2033	BB-		1,000	1,183,470
CA Stwde–Loma Linda Univ Med Ctr†	5.25%		12/1/2038	BB-		1,500	1,776,981
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2023	BBB+		3,000	3,247,558
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2024	BBB+		3,730	4,188,643
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2025	BBB+		1,250	1,401,652
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2027	BBB+		1,000	1,114,630
City of Oroville–Oroville Hsp	5.25%		4/1/2034	BB		2,300	2,698,923
Clarke Co Hsp–Piedmont Hlth	5.00%		7/1/2029	AA-		7,090	8,489,828

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Clarke Co Hsp–Piedmont Hlth	5.00%		7/1/2030	AA-		$4,500	$5,360,526
CO Hlth Fac Auth–CommonSpirit	4.00%		8/1/2039	BBB+		2,500	2,837,161
CO Hlth Facs–Valley View Hosp	2.80%	#(a)	5/15/2042	A-		2,380	2,470,232
CO Hlth Facs Auth–Commonspirit	5.00%		8/1/2031	BBB+		3,000	3,796,213
CO Hlth Facs–Adventhealth Obligated	4.00%		11/15/2043	AA		6,715	7,773,933
CT Hlth & Ed–Griffin Hosp†	5.00%		7/1/2032	BB+		370	424,666
CT Hlth & Ed–Griffin Hosp†	5.00%		7/1/2034	BB+		225	256,410
CT Hlth & Ed–Griffin Hosp†	5.00%		7/1/2039	BB+		1,000	1,123,731
CT Hlth & Ed–Trinity Hlth Corp	5.00%		12/1/2041	AA-		5,150	6,141,998
CT Hlth & Ed Fac Auth–Nuvance Hlt	4.00%		7/1/2034	A-		1,750	1,990,539
CT Hlth & Ed Fac Auth–Nuvance Hlt	4.00%		7/1/2035	A-		2,500	2,832,378
CT Hlth & Ed Fac Auth–Nuvance Hlt	5.00%		7/1/2028	A-		5,000	6,305,517
CT Hlth & Ed Fac Auth–Nuvance Hlt	5.00%		7/1/2029	A-		5,250	6,739,331
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2037	BBB-		5,000	5,815,843
DC Hsp–Childrens Ntl Hsp	5.00%		7/15/2026	A1		1,700	2,037,703
Decatur Hsp–Wise Hlth	5.00%		9/1/2034	BBB-		4,825	5,245,290
Decatur Hsp–Wise Hlth	5.25%		9/1/2029	BBB-		800	886,550
Duluth EDA–St Lukes Hsp	5.75%		6/15/2032	NR		4,250	4,415,330
Eisenhower Med Ctr	5.00%		7/1/2029	Baa2		900	1,086,331
Eisenhower Med Ctr	5.00%		7/1/2031	Baa2		1,500	1,792,916
Eisenhower Med Ctr	5.00%		7/1/2033	Baa2		1,000	1,187,972
Franklin Co IDA–Menno-Haven	5.00%		12/1/2031	NR		1,000	1,102,200
Franklin Co IDA–Menno-Haven	5.00%		12/1/2033	NR		1,000	1,089,860
Franklin Co IDA–Menno-Haven	5.00%		12/1/2038	NR		1,000	1,078,578
Gainesville & Hall Co Hsp–NE GA Hlth	5.00%		2/15/2033	A		9,465	12,122,268
Geisinger Health	4.00%		4/1/2039	AA-		8,000	9,363,242
Geisinger Health	5.00%	#(a)	4/1/2043	AA-		12,325	15,897,950
Glendale IDA–Beatitudes	5.00%		11/15/2036	NR		1,500	1,606,833
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2035	A-		3,300	3,975,205
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2036	A-		3,000	3,603,194
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2037	A-		10,000	11,976,422
Guadalupe Co–Seguin City Hospital	5.25%		12/1/2035	BB		3,000	3,270,130
Harris Co Cultural Ed–Brazos	4.00%		1/1/2023	BBB-	(e)	500	511,647
Harris Co Cultural Ed–Brazos	6.375%		1/1/2033	BBB-	(e)	1,385	1,471,797
HI Dept Budget–Kahala Nui	5.00%		11/15/2027	A	(e)	1,500	1,597,194
IA Fin Auth–Iowa Fertilizer Co	5.25%	#(a)	12/1/2050	BB-		8,095	8,955,545
IL Fin Auth–Ascension Health	4.00%		2/15/2033	AA+		5,000	5,674,606

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
IL Fin Auth–Centegra Hlth	5.00%		9/1/2034	AA+		$1,015	$1,143,633
IL Fin Auth–Northshore Univ Hlth	5.00%		8/15/2031	AA-		2,000	2,616,198
IL Fin Auth–Northshore Univ Hlth	5.00%		8/15/2033	AA-		1,250	1,618,436
IL Fin Auth–Northwestern Mem Hlth	5.00%		7/15/2029	AA+		1,000	1,251,444
IL Fin Auth–Plymouth Place	5.00%		5/15/2030	BB+	(e)	1,690	1,862,392
IL Fin Auth–Silver Cross Hsp	5.00%		8/15/2035	A3		4,500	5,099,178
Jefferson Co Hlth–Norton Healthcare	4.00%		10/1/2039	A		1,185	1,347,268
Karnes Co Hsp Dist	5.00%		2/1/2024	A	(e)	1,075	1,159,454
Karnes Co Hsp Dist	5.00%		2/1/2034	A	(e)	1,000	1,089,611
Kirkwood IDA–Aberdeen Heights	5.25%		5/15/2037	BB	(e)	2,000	2,213,007
KY EDFA–Masonic Homes	5.375%		11/15/2032	NR		2,385	2,411,416
KY EDFA–Owensboro Hlth	5.00%		6/1/2029	Baa2		4,235	4,882,531
KY EDFA–Owensboro Hlth	5.00%		6/1/2032	Baa2		6,000	6,828,570
Lee Memorial Hlth System	5.00%		4/1/2036	A+		4,535	5,633,259
Lehigh Co–Lehigh Valley Health Network	5.00%		7/1/2029	A+		4,345	5,636,513
MA DFA–Beth Israel Lahey Hlth	5.00%		7/1/2034	A		1,000	1,260,666
MA DFA–Beth Israel Lahey Hlth	5.00%		7/1/2036	A		2,000	2,501,516
MA DFA–Atrius Hlth	5.00%		6/1/2039	BBB		1,250	1,530,740
MA DFA–Partners Hlthcare Sys	5.00%		7/1/2030	AA-		9,660	12,043,212
MA DFA–Wellforce Hlth	4.00%		7/1/2035	BBB+		2,000	2,269,366
MA DFA–Wellforce Hlth	4.00%		7/1/2037	BBB+		3,930	4,431,368
MA DFA–Wellforce Hlth	5.00%		7/1/2038	BBB+		1,000	1,220,748
MA DFA–Wellforce Hlth	5.00%		7/1/2039	BBB+		2,250	2,740,003
Maricopa Cnty AZ IDA–Banner Health	5.00%		1/1/2028	AA-		5,000	6,350,840
Maricopa Co IDA–Honor Health	5.00%		9/1/2033	A2		500	626,612
Maricopa Co IDA–Honor Health	5.00%		9/1/2034	A2		1,000	1,249,670
Maricopa Co IDA–Honor Health	5.00%		9/1/2035	A2		1,000	1,246,624
Maricopa Co IDA–Honor Health	5.00%		9/1/2036	A2		1,800	2,237,125
MD Hlth & Hi Ed–Mercy Med Ctr	5.00%		7/1/2031	BBB+		1,100	1,150,970
MD Hlth & HI ED–Univ of MD Med	5.00%	#(a)	7/1/2045	A		6,500	7,912,217
ME Hlth & HI Ed–Mainegeneral Hlth	6.00%		7/1/2026	NR		7,755	7,864,247
Meadville Med Center	6.00%		6/1/2036	NR		3,830	4,215,654
Met Nash/Davidson Hlth–Vanderbilt Med	5.00%		7/1/2031	A3		1,300	1,553,836
MI Fin Auth–Crittenton Hospital	5.00%		6/1/2022	NR		2,960	3,125,680
MI Fin Auth–Crittenton Hospital	5.00%		6/1/2027	NR		7,250	7,655,804
MI Fin Auth–Trinity Health	4.00%		12/1/2039	AA-		7,065	8,277,048
MI Fin Auth–Trinity Health	5.00%		12/1/2035	AA-		5,000	6,131,360

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%		11/15/2030	Baa1		$1,500	$1,675,011
Miami Dade Co Hlth–Miami Childrens Hsp	5.125%		8/1/2037	A		12,150	13,184,458
Miami Dade Co Hlth–Miami Childrens Hsp	5.25%		8/1/2042	A		8,855	9,634,124
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2024	Ba1		4,000	4,443,750
Montgomery Co IDA–Einstein Hlthcare	5.25%		1/15/2026	Ba1		2,000	2,304,462
Montgomery Co IDA–Einstein Hlthcare	5.25%		1/15/2028	Ba1		3,000	3,427,117
Montgomery Co IDA–Jefferson Hlth	4.00%		9/1/2036	A		1,350	1,556,789
Montgomery Co IDA–Jefferson Hlth	4.00%		9/1/2038	A		2,250	2,569,737
Montgomery Co IDA–Jefferson Hlth	4.00%		9/1/2039	A		4,140	4,716,247
Montgomery Co IDA–Whitemarsh	4.00%		1/1/2023	NR		400	407,145
Montgomery Co IDA–Whitemarsh	5.00%		1/1/2030	NR		2,000	2,108,484
Moon IDC–Baptist Homes Soc	5.125%		7/1/2025	NR		4,600	4,923,678
Muskingum Co Hsp–Genesis Hlthcare	5.00%		2/15/2033	BB+		10,500	10,983,829
Nassau Co LEAC–Winthrop Univ Hsp	5.00%		7/1/2027	A3		3,000	3,182,341
NC Med–Lutheran Svcs	4.75%		3/1/2032	NR		2,550	2,577,862
NC Med–Southminster	5.00%		10/1/2031	NR		1,750	1,886,950
New Hope Cult Ed Facs–Crestview	5.00%		11/15/2031	BB+	(e)	850	910,269
New Hope Ed Facs–Childrens Hlth	5.00%		8/15/2026	Aa3		2,000	2,438,930
New Hope Ed Facs–Childrens Hlth	5.00%		8/15/2028	Aa3		3,170	3,945,905
NJ Hlth–Hackensack Meridian Hlth	5.00%		7/1/2028	AA-		5,500	6,804,744
NJ Hlth–St Josephs Hlth	5.00%		7/1/2028	BBB-		1,300	1,557,383
NJ Hlth–St Josephs Hlth	5.00%		7/1/2029	BBB-		1,605	1,911,067
NJ Hlth–St Josephs Hlth	5.00%		7/1/2030	BBB-		1,100	1,302,981
NJ Hlth–St Josephs Hlth	5.00%		7/1/2031	BBB-		1,110	1,310,622
NJ Hlth–St Peters Univ Hsp	5.25%		7/1/2021	BB+		545	546,594
NJ Hlth–St Peters Univ Hsp	5.75%		7/1/2037	BB+		6,500	6,518,225
NJ Hlth–St Peters Univ Hsp	6.00%		7/1/2026	BB+		5,500	5,551,180
NJ Hlth–St Peters Univ Hsp	6.25%		7/1/2035	BB+		2,050	2,069,033
NJ Hlth–Univ Hosp (AGM)	5.00%		7/1/2028	AA		2,000	2,315,807
NJ Hlth Fin Auth–Valley Health	4.00%		7/1/2036	A		1,000	1,161,751
NJ Hlth Fin Auth–Valley Health	4.00%		7/1/2037	A		1,000	1,157,951
NJ Hlth Fin Auth–Valley Health	5.00%		7/1/2029	A		1,000	1,285,480
NM Hsp–Haverland	5.00%		7/1/2032	BBB-	(e)	1,000	1,031,514
Norfolk EDA–Sentara Hlth	5.00%	#(a)	11/1/2048	AA		5,500	6,961,094
NY Dorm–Catholic Hlth	4.00%		7/1/2037	BBB		1,100	1,239,772
NY Dorm–Catholic Hlth	4.00%		7/1/2039	BBB		1,000	1,121,023
NY Dorm–Catholic Hlth	4.00%		7/1/2040	BBB		850	950,708

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
NY Dorm–Catholic Hlth	5.00%	7/1/2036	BBB	$1,945	$2,385,804
NY Dorm–Montefiore	4.00%	8/1/2036	BBB	1,780	2,006,323
NY Dorm–Montefiore	4.00%	9/1/2036	BBB	1,005	1,154,060
NY Dorm–Montefiore	4.00%	8/1/2037	BBB	650	730,529
NY Dorm–Montefiore	4.00%	8/1/2038	BBB	900	1,008,984
NY Dorm–Montefiore	4.00%	9/1/2038	BBB	2,290	2,613,067
NY Dorm–Montefiore	4.00%	9/1/2040	BBB	2,300	2,610,774
NY Dorm–Montefiore	5.00%	9/1/2031	BBB	800	1,012,172
NY Dorm–Montefiore	5.00%	9/1/2032	BBB	1,300	1,637,898
NY Dorm–Montefiore	5.00%	8/1/2033	BBB	900	1,098,439
NY Dorm–Montefiore	5.00%	9/1/2033	BBB	1,000	1,254,758
NY Dorm–Montefiore	5.00%	8/1/2034	BBB	500	608,468
NY Dorm–Montefiore	5.00%	9/1/2034	BBB	2,380	2,976,464
NY Dorm–Montefiore	5.00%	8/1/2035	BBB	900	1,092,696
NY Dorm–Montefiore	5.00%	9/1/2035	BBB	2,620	3,267,313
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2030	BBB-	1,100	1,288,780
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2031	BBB-	1,600	1,865,360
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2026	BBB-	1,500	1,791,315
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2027	BBB-	1,300	1,559,517
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2028	BBB-	2,000	2,378,334
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2029	BBB-	2,700	3,183,768
NYC Hlth & Hsp Corp	5.00%	2/15/2023	Aa3	4,000	4,352,558
OH Hosp Fac–Premier Hlt	4.00%	11/15/2039	Baa1	6,000	6,676,141
OK DFA–OU Med	5.00%	8/15/2033	Baa3	5,045	6,103,984
OK DFA–OU Med	5.00%	8/15/2038	Baa3	2,645	3,157,285
OK DFA–OU Med	5.25%	8/15/2043	Baa3	5,105	6,150,359
Oneida Co–Mohawk Valley Hlth (AGM)	4.00%	12/1/2035	AA	1,000	1,145,022
Oneida Co–Mohawk Valley Hlth (AGM)	4.00%	12/1/2036	AA	1,250	1,426,192
Oneida Co–Mohawk Valley Hlth (AGM)	4.00%	12/1/2037	AA	2,210	2,513,700
OR Hosp Fac–Salem Health	5.00%	5/15/2029	A+	3,275	4,218,209
OR Hosp Fac–Salem Health	5.00%	5/15/2030	A+	4,660	5,941,474
Oroville–Oroville Hsp	5.25%	4/1/2039	BB	440	509,310
Palomar Hlth	5.00%	11/1/2036	BBB	2,980	3,387,114
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2029	BBB-	3,985	4,687,946
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2030	BBB-	4,775	5,583,539
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2032	BBB-	4,055	4,709,550
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2033	BBB-	4,870	5,638,969

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Philadelphia IDA–Wesley	5.00%		7/1/2037	BB	(e)	$1,890	$1,992,261
San Buenaventura–Cmnty Mem Hlth	8.00%		12/1/2026	BB		10,050	10,483,464
SE Port Auth–Memorial Hlth	5.00%		12/1/2035	BB-	(e)	3,850	4,130,553
SE Port Auth–Memorial Hlth	5.50%		12/1/2029	BB-	(e)	750	831,398
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2026	AA-		3,000	3,658,396
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2027	AA-		3,620	4,519,184
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2028	AA-		2,625	3,271,171
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2023	NR		3,735	4,194,351
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2024	NR		4,500	5,239,608
Tampa Hlth & Ed–Lee Moffit Cancer Center	4.00%		7/1/2039	A2		2,650	3,038,717
Tampa Hlth & Ed–Moffit Cancer	4.00%		7/1/2038	A2		4,755	5,468,324
Tulsa Co Industrial Auth–Montereau	5.25%		11/15/2037	BBB-	(e)	1,250	1,378,894
Tyler Hlth–Mother Frances Hsp	5.50%		7/1/2027	NR		3,975	4,024,984
Univ of CA	5.00%		5/15/2034	AA-		12,250	15,151,901
VA Clg Bldg Auth	4.00%		2/1/2034	AA+		19,965	23,794,810
WA HFC–Rockwood†	6.00%		1/1/2024	NR		685	718,144
WA Hlth–Fred Hutchinson Cancer Ctr	1.173% (1 Mo. LIBOR * .67 + 1.10%	)#	1/1/2042	A+		4,000	4,016,364
WA Hsg–Transforming Age†	2.375%		1/1/2026	BB	(e)	1,800	1,789,173
WI Hlth & Ed–American Baptist	5.00%		8/1/2032	NR		1,375	1,463,265
WI Hlth & Ed–American Baptist	5.00%		8/1/2037	NR		1,500	1,580,409
WI Hlth & Ed–Aurora Hlth	5.00%		7/15/2026	Aa3		5,575	5,650,368
WI Hlth & Ed–Marshfield Hlth	5.00%	#(a)	2/15/2051	A-		5,000	5,963,958
WI PFA–Alabama Proton†	6.85%		10/1/2047	NR		1,410	1,443,491
Wood Co Hsp Facs–Wood Co Hsp	5.00%		12/1/2027	Ba3		3,450	3,553,543
Wood Co Hsp Facs–Wood Co Hsp	5.00%		12/1/2032	Ba3		2,275	2,319,447
WV Hsp–WV United Health Sys	4.00%		6/1/2030	A		5,500	6,134,925
Total							770,538,853

Housing 0.94%
Alachua Co Hlth–Oak Hammock	8.00%		10/1/2032	NR		500	546,011
CA Cmty Hsg–Verdant†	5.00%		8/1/2049	NR		400	450,977
CA HFA–MFH	3.50%		11/20/2035	BBB+		5,850	6,679,689
CA HFA–MFH	4.00%		3/20/2033	NR		6,916	8,021,963
CA HFA–MFH	4.25%		1/15/2035	BBB+		4,398	5,244,997
CA Muni Fin–Park Wstrn Apts (FNMA)	2.65%		8/1/2036	Aaa		4,421	4,614,220
CA State GO	5.00%		11/1/2031	Aa2		10,000	12,532,816

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Housing (continued)
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2026	Baa1		$1,000	$1,192,207
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2027	Baa1		750	890,051
CA Stwde–Lancer Student Hsg†	5.00%		6/1/2034	NR		380	438,767
CA Stwde–Lancer Student Hsg†	5.00%		6/1/2039	NR		650	740,379
MD State Hsg CDA	3.00%		9/1/2039	Aa1		10,000	10,445,267
MO State Hsg Dev Cmmn (GNMA)	4.25%		5/1/2047	AA+		2,115	2,359,850
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2032	Baa3		1,080	1,247,674
WA Hsg–Emerald Heights	5.00%		7/1/2022	A-	(e)	1,000	1,051,683
Total							56,456,551

Lease Obligations 5.57%
Alachua Cnty School Brd COP (AGM)	5.00%		7/1/2029	AA		7,530	9,511,989
Broward Co Sch Brd COP	5.00%		7/1/2021	Aa3		5,000	5,058,987
CA Pub Wks–Dept Hsps	5.00%		6/1/2023	Aa3		3,000	3,309,251
CA Pub Wks–Various Cap Proj	5.00%		4/1/2021	Aa3		3,250	3,250,000
CA Pub Wks–Various Cap Proj	5.00%		11/1/2021	Aa3		1,000	1,028,082
CA Pub Wks–Various Cap Proj	5.00%		4/1/2022	Aa3		4,200	4,402,501
CA State GO	5.00%		12/1/2031	Aa2		2,250	2,729,734
CA State GO	5.00%		12/1/2032	Aa2		815	987,392
CA State GO	5.00%		12/1/2034	Aa2		625	752,641
Cuyahoga Co COP–Conv Hotel Proj	5.00%		12/1/2023	AA-		5,640	6,240,970
Dallas Civic Ctr (AGC)	5.00%		8/15/2021	AA		3,800	3,813,160
Dallas Conv Ctr Hotel Dev Corp	5.25%		1/1/2022	A		6,405	6,426,865
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2024	AA		5,930	5,950,811
Hudson Yards	5.00%		2/15/2029	Aa3		3,500	4,252,076
IL Sports Facs Auth (AGM)	5.00%		6/15/2027	AA		3,000	3,357,095
IN Fin Auth–Stadium	5.25%		2/1/2029	AA+		2,500	2,970,842
Kansas City IDA–Downtown Redev Dist	5.00%		9/1/2022	AA-		7,470	7,612,481
LA PFA–Hurricane Recovery	5.00%		6/1/2023	A1		3,200	3,512,353
Los Angeles Co COP–Disney Concert Hall	5.00%		9/1/2022	AA+		1,250	1,331,239
MI St Bldg Auth	5.00%		4/15/2036	Aa2		3,000	3,850,864
MI Strategic Fd–Cadillac Place	5.25%		10/15/2023	Aa2		3,865	3,967,760
MI Strategic Fd–Cadillac Place	5.25%		10/15/2024	Aa2		6,915	7,098,104
Miami Dade Co Sch Dist GO	4.00%		3/15/2034	AA-		4,535	5,216,835
NJ EDA–Bldgs	5.00%		6/15/2036	Baa1		1,320	1,571,965
NJ EDA–Sch Facs	1.65% (MUNIPSA * 1 + 1.60%	)#	3/1/2028	Baa1		5,000	5,012,164

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
NJ EDA–Sch Facs	4.00%	6/15/2028	Baa1	$3,540	$3,838,468
NJ EDA–Sch Facs	4.00%	6/15/2030	Baa1	7,500	8,072,781
NJ EDA–Sch Facs	4.00%	6/15/2034	Baa1	500	576,315
NJ EDA–Sch Facs	4.00%	6/15/2035	Baa1	400	459,708
NJ EDA–Sch Facs	5.00%	6/15/2025	Baa1	5,085	5,958,863
NJ EDA–Sch Facs	5.00%	3/1/2029	Baa1	7,500	8,060,950
NJ EDA–Sch Facs	5.00%	6/15/2034	Baa1	3,000	3,548,660
NJ EDA–Sch Facs	5.00%	6/15/2035	Baa1	1,000	1,180,534
NJ EDA–Sch Facs	5.00%	6/15/2035	Baa1	4,925	5,587,003
NJ EDA–Sch Facs	5.00%	6/15/2042	Baa1	1,400	1,627,139
NJ EDA–Sch Facs	5.25%	6/15/2032	Baa1	2,865	3,288,980
NJ EDA–Sch Facs	5.50%	6/15/2029	Baa1	3,500	4,269,441
NJ EDA–State House Proj	5.00%	6/15/2033	Baa1	7,215	8,844,902
NJ EDA–State House Proj	5.00%	6/15/2034	Baa1	13,645	16,673,310
NJ EDA–Transit	4.00%	11/1/2037	Baa1	3,000	3,375,580
NJ EDA–Transit	4.00%	11/1/2038	Baa1	3,000	3,365,497
NJ EDA–Transit	5.00%	11/1/2033	Baa1	3,845	4,752,276
NJ Trans Trust Fund	3.25%	6/15/2039	Baa1	2,000	2,078,882
NJ Trans Trust Fund	4.00%	12/15/2031	Baa1	11,195	12,891,984
NJ Trans Trust Fund	4.00%	6/15/2044	Baa1	11,000	12,140,113
NJ Trans Trust Fund	5.00%	6/15/2030	A+	3,000	3,500,307
NJ Trans Trust Fund	5.00%	6/15/2031	A+	2,400	2,786,110
NJ Trans Trust Fund	5.00%	6/15/2031	Baa1	8,000	9,880,907
NJ Trans Trust Fund	5.00%	6/15/2033	Baa1	1,425	1,746,914
NJ Trans Trust Fund	5.00%	12/15/2033	Baa1	25,225	30,868,375
NJ Trans Trust Fund	5.00%	12/15/2034	Baa1	4,895	5,974,961
NJ Trans Trust Fund	5.25%	6/15/2043	Baa1	4,580	5,542,856
NYC Eductnl Const	4.00%	4/1/2036	AA-	2,335	2,802,748
NYC Eductnl Const	4.00%	4/1/2037	AA-	6,070	7,250,177
NYC Eductnl Const	4.00%	4/1/2038	AA-	2,305	2,741,924
NYC Eductnl Const	5.00%	4/1/2028	AA-	4,065	5,167,120
NYC TFA–Bldg Aid Sch Dist	5.00%	7/15/2028	AA	1,500	1,739,075
NYC TFA Sch Dist	5.00%	7/15/2035	AA	10,000	11,844,773
Philadelphia Redev Auth	5.00%	4/15/2022	A	5,195	5,427,748
Philadelphia Redev Auth	5.00%	4/15/2028	A	4,380	5,111,416
San Diego Conv Ctr Fing Auth	5.00%	4/15/2021	AA-	3,750	3,753,821

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
San Jose Fing Auth–Civic Ctr	5.00%		6/1/2023	AA	$1,000	$1,102,504
South Florida Wtr Mgt Dist	5.00%		10/1/2027	AA	2,000	2,408,617
VA Pub Bldg Auth	5.00%		8/1/2030	AA+	8,395	11,002,364
Total						334,460,264

Other Revenue 3.54%
Black Belt Energy Gas District : Gas Prepay
Revenue Bonds (Project #4)	4.00%	#(a)	12/1/2049	A1	12,675	14,459,833
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2042	Ba1	7,600	8,739,505
Brooklyn Arena LDC–Barclays Ctr (AGM)	4.00%		7/15/2029	AA	1,500	1,668,530
CA Infra & Econ Dev–Broad Museum	5.00%		6/1/2021	Aa1	5,425	5,466,070
CA Infra & Econ Dev–Gladstone Instn	5.25%		10/1/2026	NR	10,250	10,502,808
CA Sch Fin Auth–Aspire†	5.00%		8/1/2036	BBB	1,600	1,812,947
Chester Co IDA–Collegium Chtr Sch	5.25%		10/15/2032	BB	6,410	6,717,920
Cleveland Arpt	5.00%		1/1/2028	A2	2,500	2,590,835
Cleveland Arpt	5.00%		1/1/2029	A2	2,500	2,590,835
Cleveland Co Port Auth–Playhouse Sq	5.00%		12/1/2033	BB+	2,000	2,133,386
Cleveland Co Port Auth–Playhouse Sq	5.25%		12/1/2038	BB+	1,650	1,765,673
Clifton Higher Ed–Idea Pub Schs	3.75%		8/15/2022	A-	1,170	1,194,586
Clifton Higher Ed–Intl Ldrshp Sch	6.00%		8/15/2038	NR	13,970	16,171,903
CT State Revolving Fund	4.00%		2/1/2038	AAA	3,000	3,534,489
DC Rev–Friendship Pub Chtr Sch	5.00%		6/1/2032	BBB	3,000	3,171,494
FL DFC–Renaissance Chtr Sch	7.00%		6/15/2026	NR	3,000	3,040,169
FL DFC–Renaissance Chtr Sch	7.50%		6/15/2033	NR	3,000	3,043,085
Florence Twn IDA–Legacy Trad Sch	5.75%		7/1/2033	BB+	3,000	3,255,345
HI Dept Budget–Hawaiian Electric AMT	3.25%		1/1/2025	Baa2	5,000	5,390,759
HI Harbor System AMT	4.00%		7/1/2034	Aa3	1,625	1,910,035
Houston Hi Ed–Cosmos Fndtn	4.00%		2/15/2022	BBB	130	133,699
Houston Hi Ed–Cosmos Fndtn	5.00%		2/15/2032	BBB	2,250	2,310,339
Indianapolis Local Pub Impt Bd Bk	5.00%		6/1/2024	A1	4,000	4,030,282
KS DFA–Revolving Fund	5.00%		5/1/2031	AAA	5,465	7,146,660
KY Public Energy Auth–Peak Energy	4.00%	#(a)	2/1/2050	A1	26,000	30,491,950
Lower AL Gas Dist–Goldman Sachs	4.00%	#(a)	12/1/2050	A2	14,250	16,242,385
Lower AL Gas Dist–Goldman Sachs	5.00%		9/1/2027	A2	5,000	6,167,965
Maricopa Co–Legacy Schools†	5.00%		7/1/2039	BB+	2,055	2,364,284
Maricopa Co IDA–Paradise Schools†	5.00%		7/1/2036	BB+	2,500	2,766,167
MD EDC–Chesapeake Bay Hyatt(c)	5.00%		12/1/2016	NR	700	420,000

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
Michigan St Strategic FD Escrow	Zero Coupon	1/1/1900	NR	$400	$40	(f)
MSR Energy Auth–Citi	6.125%	11/1/2029	BBB+	3,740	4,770,114
NJ EDA–Sch Facs	5.00%	3/1/2027	Baa1	6,900	7,442,422
NYC Cultural–Lincoln Center	4.00%	12/1/2033	A	2,000	2,385,793
NYC Cultural–Lincoln Center	5.00%	12/1/2031	A	1,250	1,631,141
NYC Cultural–Lincoln Center	5.00%	12/1/2032	A	3,500	4,539,426
Phoenix IDA–Basis Schs†	5.00%	7/1/2035	BB	2,350	2,577,866
Pima Co IDA–Edkey Chtr Sch†	5.00%	7/1/2035	NR	5,000	5,455,476
SA Energy Acquisition Pub Fac–Goldman Sachs	5.50%	8/1/2023	A2	9,365	10,424,863
St Louis Fin Corp–Convention Center (AGM)	5.00%	10/1/2040	AA	1,750	2,199,030
Total					212,660,109

Special Tax 2.68%
Allentown Neighborhood Impt	5.00%	5/1/2031	Baa3	5,500	5,720,189
Allentown Neighborhood Impt†	5.00%	5/1/2032	Ba3	1,250	1,456,406
Allentown Neighborhood Impt†	5.00%	5/1/2033	Ba3	1,000	1,183,162
Allentown Neighborhood Impt†	5.375%	5/1/2042	NR	5,500	6,402,838
Allentown Neighborhood Impt–Wtrfrnt Proj†	6.00%	5/1/2042	NR	2,000	2,464,071
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022	A+	1,500	1,572,494
Connecticut Special Transportation Fund:
Debt Service	4.00%	9/1/2034	A+	8,075	9,130,919
CT Spl Tax–Trans Infra	5.00%	10/1/2030	A+	9,000	11,370,042
CT Spl Tax–Trans Infra	5.00%	1/1/2032	A+	14,375	17,705,307
Douglas Co–Sterling Ranch	3.375%	12/1/2030	NR	600	651,922
Douglas Co–Sterling Ranch	3.75%	12/1/2040	NR	1,250	1,357,260
Emeryville Redev Agy (AGM)	5.00%	9/1/2024	AA	1,950	2,240,127
Emeryville Redev Agy (AGM)	5.00%	9/1/2025	AA	2,650	3,032,165
Hinsdale Township High School District #86	4.00%	7/15/2039	AAA	6,820	7,817,752
Miami World Ctr CDD	4.75%	11/1/2027	NR	750	818,669
MIDA Mount Village PID	4.50%	8/1/2040	NR	1,250	1,389,806
NYC IDA–Queens Stadium (AGM)	3.00%	1/1/2033	AA	1,750	1,913,346
NYC IDA–Queens Stadium (AGM)	3.00%	1/1/2034	AA	1,000	1,086,459
NYC IDA–Queens Stadium (AGM)	4.00%	1/1/2032	AA	1,000	1,205,933
NYC IDA–Queens Stadium (AGM)	5.00%	1/1/2030	AA	2,500	3,239,806
NYC IDA–Queens Stadium (AGM)	5.00%	1/1/2031	AA	1,250	1,645,475
NYC IDA–Yankee Stadium (AGM)	2.50%	3/1/2037	AA	10,435	10,518,510

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
NYC IDA–Yankee Stadium (AGM)	3.00%	3/1/2036	AA	$5,500	$5,937,032
NYC IDA–Yankee Stadium (AGM)	3.00%	3/1/2038	AA	8,000	8,538,430
NYC IDA–Yankee Stadium (AGM)	3.00%	3/1/2039	AA	7,000	7,416,462
Orange Co CFD–Esencia	5.00%	8/15/2033	NR	1,370	1,555,689
Orange Co CFD–Esencia	5.00%	8/15/2035	NR	975	1,103,071
Peninsula Town Center†	4.50%	9/1/2028	NR	545	579,839
Peninsula Town Center†	5.00%	9/1/2037	NR	875	947,147
Pittsburg Redev Agy (AGM)	5.00%	8/1/2021	AA	1,875	1,904,589
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%	9/1/2025	AA	3,500	4,143,988
Plaza Met Dist #1†	4.50%	12/1/2030	NR	4,300	4,427,191
River Islands PFA–CFD 2003	5.375%	9/1/2031	NR	2,000	2,128,241
St Louis IDA–Ballpark Vlg	4.375%	11/15/2035	NR	3,955	3,787,769
Village CDD #12	3.25%	5/1/2026	NR	3,855	4,045,888
Village CDD #12†	3.80%	5/1/2028	NR	2,175	2,377,910
Village CDD #12†	4.00%	5/1/2033	NR	1,940	2,159,460
Village CDD #13	3.00%	5/1/2029	NR	500	528,677
Village CDD #13†	3.00%	5/1/2035	NR	3,450	3,567,946
Village CDD #13†	3.25%	5/1/2040	NR	4,320	4,463,529
Village CDD #13	3.375%	5/1/2034	NR	2,580	2,757,199
Village CDD #9	5.00%	5/1/2022	NR	195	200,458
Village CDD #9	5.25%	5/1/2031	NR	1,570	1,618,349
Village CDD #9	5.75%	5/1/2021	NR	435	436,748
Village CDD #9	6.75%	5/1/2031	NR	2,055	2,064,711
Total					160,612,981

Tax Revenue 4.93%
Bay Area Rapid Transit Dist	5.00%	7/1/2026	AA+	1,000	1,187,091
City of Sparks–Legends at Sparks Marina†	2.50%	6/15/2024	Ba2	405	408,908
City of Sparks–Legends at Sparks Marina†	2.75%	6/15/2028	Ba2	1,450	1,481,997
Cook Co Sales Tax	4.00%	11/15/2034	AA-	3,750	4,337,701
CT Spl Tax–Trans Infra	5.00%	5/1/2032	A+	2,750	3,567,424
CT Spl Tax–Trans Infra	5.00%	5/1/2033	A+	3,000	3,866,384
Dallas Area Rapid Trans	5.00%	12/1/2026	AA+	7,245	8,479,131
El Paso Dev Corp–Downtown Ballpark	6.25%	8/15/2023	AA-	5,000	5,563,536
Jacksonville Sales Tax	5.00%	10/1/2021	Aa3	2,500	2,558,608
Jefferson Co–Sch Warrant	5.00%	9/15/2026	AA	2,400	2,933,253
MA Sch Bldg Auth–Sales Tax	5.00%	8/15/2030	AA+	5,665	6,042,466

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)
Martin Hsp Dist	7.00%	4/1/2031	BBB	(e)	$3,160	$3,168,400
MBTA–Sales Tax	5.00%	7/1/2036	AA		4,145	5,080,060
MD Dept Trans	4.00%	7/1/2037	Aa2		4,660	5,578,012
MD St Trans Auth	3.00%	10/1/2034	AAA		5,510	6,009,648
Met Atlanta Rapid Trans Auth	5.00%	7/1/2025	AA+		5,950	6,581,260
Met Atlanta Rapid Trans Auth	5.00%	7/1/2032	AA+		5,000	6,039,568
Met Govt Nashville–Cnty Conv Ctr	5.00%	7/1/2022	A+		3,245	3,255,205
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2022	BBB		5,020	5,366,084
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2028	BBB		10,090	10,532,093
Miami Dade Co–Transit Rev	5.00%	7/1/2032	AA		7,500	9,725,863
MTA NY–Dedicated Tax	5.00%	11/15/2027	AA		5,700	6,112,963
NJ EDA–Cigarette Tax	5.00%	6/15/2028	BBB		6,650	6,905,434
NJ EDA–Cigarette Tax	5.00%	6/15/2029	BBB		500	518,419
NJ Trans Trust Fund	5.00%	6/15/2031	Baa1		3,200	3,952,363
NY Dorm–PIT	5.00%	3/15/2024	AA+		15,585	15,629,338
NY Dorm–Sales Tax	5.00%	3/15/2028	AA+		11,645	13,843,359
NY UDC–PIT	3.00%	3/15/2040	Aa2		11,435	12,066,484
NY UDC–PIT	4.00%	3/15/2041	Aa2		9,710	11,207,934
NYC TFA–Future Tax	5.00%	2/1/2041	AAA		14,940	17,161,923
NYC TFA–Bldg Aid Sch Dist	5.00%	7/15/2024	AA		10,000	10,131,290
NYC TFA–Future Tax	3.00%	11/1/2037	AAA		2,500	2,669,353
NYC TFA–Future Tax	4.00%	5/1/2038	AAA		10,000	11,715,224
Phoenix Excise Tax	5.00%	7/1/2026	AAA		13,000	15,414,143
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR		1,616	1,332,916
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR		21,064	16,147,452
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR		2,346	1,668,179
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR		5,606	1,240,898
PR Corp Sales Tax	4.329%	7/1/2040	NR		22,723	24,364,055
PR Corp Sales Tax	4.329%	7/1/2040	NR		8,325	8,926,232
PR Corp Sales Tax	4.50%	7/1/2034	NR		3,563	3,852,471
PR Corp Sales Tax	4.536%	7/1/2053	NR		81	87,056
PR Corp Sales Tax	4.55%	7/1/2040	NR		268	291,129
PR Corp Sales Tax	4.75%	7/1/2053	NR		1,967	2,140,891
PR Corp Sales Tax	4.784%	7/1/2058	NR		1,092	1,184,389
PR Corp Sales Tax	5.00%	7/1/2058	NR		4,974	5,489,704
Total						295,816,291

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco 2.77%
Buckeye Tobacco	5.00%	6/1/2055	NR	$47,110	$53,114,146
Golden St Tobacco	3.50%	6/1/2036	BB	1,850	1,883,615
Golden St Tobacco	5.00%	6/1/2027	BBB	4,000	4,945,586
Golden St Tobacco	5.00%	6/1/2028	BBB	1,000	1,224,816
Golden St Tobacco	5.00%	6/1/2047	NR	6,875	7,113,270
Golden St Tobacco	5.00%	6/1/2047	NR	3,100	3,207,438
Los Angeles Co Tobacco	4.00%	6/1/2034	A-	980	1,183,688
Los Angeles Co Tobacco	4.00%	6/1/2035	A-	1,300	1,565,362
Los Angeles Co Tobacco	4.00%	6/1/2036	A-	1,195	1,432,145
Los Angeles Co Tobacco	4.00%	6/1/2037	A-	895	1,068,569
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-	250	302,517
MI Tob Settlement	4.00%	6/1/2034	A-	1,000	1,205,946
MI Tob Settlement	4.00%	6/1/2035	A-	2,000	2,402,074
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	35,000	2,360,764
Nthrn AK Tobacco	4.625%	6/1/2023	A1	290	294,302
PA Tob Settlement	5.00%	6/1/2032	A1	8,350	10,280,972
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	3,325	3,964,475
RI Tob Settlement	5.00%	6/1/2027	BBB	2,500	2,933,893
RI Tob Settlement	5.00%	6/1/2028	BBB	2,000	2,331,927
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	A	1,000	1,092,849
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A	1,000	1,089,688
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	A	1,040	1,129,355
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	12,020	12,032,231
Tobacco Settlement Auth WA	5.00%	6/1/2021	A	6,880	6,931,186
Tobacco Settlement Auth WA	5.00%	6/1/2023	A	6,250	6,876,600
Tobacco Settlement Fin Corp LA	5.00%	5/15/2022	A	5,000	5,265,650
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+	10,300	11,974,323
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	5,100	6,098,402
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	3,690	3,708,693
TSASC	5.00%	6/1/2029	A	5,775	7,161,803
Total					166,176,285

Transportation 22.94%
AK Intl Airports Sys	5.00%	10/1/2024	A1	750	862,828
AK Intl Airports Sys	5.00%	10/1/2027	A1	1,000	1,190,936
AK Intl Airports Sys	5.00%	10/1/2028	A1	2,000	2,374,069
AL Port Auth AMT (AGM)	5.00%	10/1/2026	AA	1,250	1,499,825

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
AL Port Auth AMT (AGM)	5.00%	10/1/2027	AA		$2,000	$2,451,907
AL Port Auth AMT (AGM)	5.00%	10/1/2028	AA		4,710	5,718,146
AL Port Auth AMT (AGM)	5.00%	10/1/2029	AA		3,500	4,218,512
Alameda Corridor Trsp Auth	5.00%	10/1/2026	A-		4,075	4,494,434
Alameda Corridor Trsp Auth (AGM)	5.00%	10/1/2034	AA		3,650	4,353,211
Atlanta Arpt–PFC	5.00%	1/1/2029	Aa3		2,500	2,802,813
Atlanta Arpt–PFC AMT	4.00%	7/1/2034	Aa3		20,615	23,784,723
Atlanta Arpt AMT	4.00%	7/1/2039	Aa3		2,250	2,558,379
Bay Area Toll Auth	4.00%	4/1/2029	AA-		5,800	6,802,009
Broward Co Arpt AMT	5.00%	10/1/2029	A1		1,120	1,427,179
Broward Co Arpt AMT	5.00%	10/1/2033	A1		6,130	7,137,839
Broward Co Arpt AMT	5.00%	10/1/2035	A1		2,500	3,083,677
Broward Co Arpt AMT	5.00%	10/1/2036	A1		2,615	3,214,581
Broward Co Arpt AMT	5.00%	10/1/2037	A1		4,000	4,901,954
CA Muni Fin Auth–LINXS APM Proj AMT	5.00%	12/31/2036	BBB-	(e)	3,215	3,872,190
CA Muni Fin Auth–LINXS APM Proj AMT	5.00%	12/31/2037	BBB-	(e)	7,000	8,409,448
CA Muni Fin Auth–LINXS APM Proj AMT	5.00%	12/31/2047	BBB-	(e)	9,000	10,581,983
CA Sacramento Arpt AMT	5.00%	7/1/2036	A		5,645	6,822,290
Central FL Expressway Auth	4.00%	7/1/2037	A+		7,380	8,306,920
Central TX Mobility Auth(b)	5.00%	1/1/2027	BBB+		7,500	8,857,160
Central TX Mobility Auth	5.00%	1/1/2030	A-		800	923,049
Central TX Mobility Auth	5.00%	1/1/2031	A-		1,675	1,929,272
Central TX Mobility Auth	5.00%	1/1/2032	A-		2,000	2,295,562
Central TX Mobility Auth	5.00%	1/1/2033	BBB+		3,010	3,264,522
Central TX Tpk	5.00%	8/15/2025	A-		2,250	2,589,287
Central TX Tpk	5.00%	8/15/2026	A-		2,500	2,867,394
Central TX Tpk	5.00%	8/15/2027	A-		3,300	3,768,813
Central TX Tpk	5.00%	8/15/2028	A-		3,705	4,212,526
Central TX Tpk	5.00%	8/15/2033	A-		7,650	8,586,589
Chicago Midway Arpt	4.00%	1/1/2034	A-		2,175	2,390,595
Chicago Midway Arpt	5.00%	1/1/2026	A-		6,075	6,826,779
Chicago Midway Arpt AMT	5.00%	1/1/2023	A-		3,000	3,243,253
Chicago Midway Arpt AMT	5.00%	1/1/2026	A-		4,605	5,158,760
Chicago Midway Arpt AMT	5.00%	1/1/2030	A-		5,000	5,556,389
Chicago Midway Arpt AMT	5.00%	1/1/2031	A-		2,000	2,286,818
Chicago O’Hare Arpt	4.00%	1/1/2035	A		15,000	17,558,167
Chicago O’Hare Arpt	5.00%	1/1/2031	A		6,500	7,508,755

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
Chicago O’Hare Arpt AMT	5.00%	1/1/2024	A		$5,000	$5,174,054
Chicago O’Hare Arpt AMT	5.00%	1/1/2029	A		7,000	8,055,578
Chicago Trans Auth	4.00%	12/1/2050	A+		3,500	3,895,991
Chicago Trans Auth	5.00%	12/1/2045	A+		6,250	7,624,456
Cleveland Arpt (AGM)	5.00%	1/1/2027	AA		2,175	2,511,674
Delaware River & Bay Auth	4.00%	1/1/2044	A1		5,000	5,663,143
Delaware River Port Auth	5.00%	1/1/2027	A		1,835	1,936,829
Delaware River Port Auth	5.00%	1/1/2028	A+		7,500	8,428,123
Delaware River Toll Brdg Commn	5.00%	7/1/2029	A1		1,000	1,240,653
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1		1,920	2,372,827
Delaware River Toll Brdg Commn	5.00%	7/1/2032	A1		2,025	2,488,239
Denver City & Co Arpt AMT	5.00%	12/1/2031	A		15,000	18,560,620
Denver City & Co Arpt AMT	5.00%	12/1/2035	A		5,000	6,109,660
Denver RTD–Eagle P3	4.00%	1/15/2033	Baa2		850	1,015,653
Denver RTD–Eagle P3	4.00%	7/15/2034	Baa2		7,650	9,084,604
Denver RTD–Eagle P3	4.00%	7/15/2036	Baa2		700	824,171
Denver RTD–Eagle P3	5.00%	1/15/2032	Baa2		950	1,225,448
GA Atlanta Arpt AMT	4.00%	7/1/2038	Aa3		5,200	5,928,263
Greater Orlando Arpt AMT	5.00%	10/1/2031	Aa3		4,625	5,850,648
Greater Orlando Aviation AMT	5.00%	10/1/2029	A1		3,000	3,675,858
Hampton Roads Trans Commn	5.00%	7/1/2032	AA		1,180	1,474,190
Hampton Roads Trans Commn	5.00%	7/1/2033	AA		1,000	1,244,490
Harris Co Toll Rd	5.00%	8/15/2029	Aa1		2,500	3,154,823
Harris Co Toll Rd	5.00%	8/15/2030	Aa1		1,000	1,254,837
Harris Co Toll Rd	5.00%	8/15/2031	Aa1		3,000	3,749,629
HI Airport Sys AMT	5.00%	7/1/2031	A+		1,275	1,567,371
HI Airport Sys AMT	5.00%	7/1/2033	A+		3,300	4,028,479
HI Airport Sys AMT	5.00%	7/1/2034	A+		2,000	2,434,192
HI Airport Sys AMT	5.00%	7/1/2036	A+		5,000	6,054,060
Houston Arpt–Continental Airlines AMT	4.75%	7/1/2024	Ba3		8,500	8,916,777
Houston Arpt–United Airlines AMT	5.00%	7/15/2027	BB-	(e)	1,000	1,174,542
Houston Arpt–United Airlines AMT	5.00%	7/15/2035	B		1,455	1,603,195
Houston Arpt AMT	5.00%	7/1/2021	A		5,000	5,055,563
Houston Arpt AMT	5.00%	7/1/2034	A1		4,850	5,877,251
IL State GO	5.00%	11/1/2025	BBB-		2,000	2,313,942
IL Toll Hwy Auth	5.00%	1/1/2027	AA-		1,000	1,122,582
IL Toll Hwy Auth	5.00%	1/1/2027	AA-		10,600	13,075,723

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
IL Toll Hwy Auth	5.00%	1/1/2028	AA-	$2,535	$2,837,627
Kansas City Dev Auth Arpt–Terminal Modernization AMT	5.00%	3/1/2038	A2	6,205	7,512,542
Kansas City IDA–Kansas City Intl Airport AMT	5.00%	3/1/2038	A2	13,500	16,344,774
Kansas City IDA–Kansas City Intl Airport AMT	5.00%	3/1/2039	A2	5,000	6,037,679
KY Tpk Auth	5.00%	7/1/2026	Aa3	5,215	5,531,297
Los Angeles Dept Arpts–LAX	5.00%	5/15/2027	Aa3	2,000	2,360,538
Los Angeles Dept Arpts–LAX	5.00%	5/15/2032	Aa3	5,870	6,852,531
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2030	Aa3	5,325	6,751,987
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2035	Aa3	11,410	14,184,319
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2036	Aa3	10,640	13,184,269
Louisville Regl Airport AMT	5.00%	7/1/2022	A	1,625	1,713,522
Louisville Regl Airport AMT	5.00%	7/1/2023	A	2,250	2,471,134
MA Port Auth AMT	5.00%	7/1/2031	Aa2	7,500	9,501,449
MD EDC–CNX Marine Terminals	5.75%	9/1/2025	BB-	4,000	4,039,506
MD EDC–Port Covington	3.25%	9/1/2030	NR	500	543,936
MD EDC–Port Covington	4.00%	9/1/2040	NR	1,000	1,105,575
MD EDC–Ports America Chesapeake AMT	5.00%	6/1/2044	Baa3	125	138,988
Met Airpt Auth–Dulles Metrorail	4.00%	10/1/2035	A-	1,000	1,162,522
Met Airpt Auth–Dulles Metrorail	4.00%	10/1/2036	A-	1,500	1,737,705
Met Airpt Auth–Dulles Metrorail	4.00%	10/1/2037	A-	1,500	1,728,398
Met DC Arpt AMT	5.00%	10/1/2030	Aa3	8,040	10,053,103
Met DC Arpt AMT	5.00%	10/1/2031	Aa3	5,000	5,955,754
Met Nashville Arpt Auth AMT	5.00%	7/1/2036	A2	7,500	9,373,396
Met Nashville Arpt Auth AMT	5.00%	7/1/2037	A2	8,750	10,897,281
Met Nashville Arpt Auth AMT	5.00%	7/1/2038	A2	5,000	6,208,587
Met Nashville Arpt Auth AMT	5.00%	7/1/2039	A2	5,000	6,191,079
Miami Dade Co Aviation–MIA	5.00%	10/1/2025	A2	3,690	4,257,566
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2021	A2	1,500	1,533,666
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2022	A2	1,550	1,654,775
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2027	A2	5,145	5,895,938
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2028	A2	3,500	4,008,235
Miami Dade Co Aviation–Mia AMT	5.00%	10/1/2034	A2	11,070	12,579,016
Miami Dade Co Expwy Auth	5.00%	7/1/2022	A	1,750	1,850,949
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,500	2,751,605

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	$2,000	$2,117,732
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A	3,500	3,704,679
Minneapolis / St Paul Met Arpts	5.00%	1/1/2028	A	3,500	3,922,919
Minneapolis / St Paul Met Arpts	5.00%	1/1/2029	A+	5,000	6,092,072
Minneapolis / St Paul Met Arpts	5.00%	1/1/2030	A+	5,000	6,068,610
MTA NY	4.00%	11/15/2043	A3	5,000	5,637,731
MTA NY	4.75%	11/15/2045	A3	19,000	22,350,350
MTA NY	5.00%	11/1/2023	A3	5,640	6,038,182
MTA NY	5.00%	11/15/2028	A3	13,690	16,935,876
MTA NY	5.00%	11/15/2029	A3	5,000	6,143,345
MTA NY	5.00%	11/15/2031	A3	12,180	12,883,977
MTA NY	5.00%	11/15/2033	A3	4,025	4,865,526
MTA NY	5.00%	11/15/2038	A3	1,500	1,622,269
MTA NY	5.25%	11/15/2028	A3	6,760	7,947,914
MTA NY	5.25%	11/15/2035	A3	7,500	8,346,447
NC Tpk Auth–Triangle Exprs	5.00%	1/1/2032	BBB	1,000	1,187,705
NC Tpk Auth–Triangle Exprs (AGM)	4.00%	1/1/2037	AA	12,895	14,808,792
NC Tpk Auth–Triangle Exprs (AGM)	4.00%	1/1/2038	AA	9,000	10,307,166
NC Tpk Auth–Triangle Exprs (AGM)	5.00%	1/1/2031	AA	1,000	1,202,327
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2023	A3	3,000	3,244,395
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2027	A3	3,185	3,550,198
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2030	A3	365	453,933
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2031	A3	300	370,018
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2032	A3	775	949,024
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2034	A3	865	1,047,840
NJ EDA–Goethals Brdg AMT	5.125%	1/1/2034	BBB	5,010	5,531,023
NJ Tpk Auth	5.00%	1/1/2029	A+	5,000	5,687,816
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,767,960
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,954,361
NJ Tpk Auth	5.00%	1/1/2033	A+	2,100	2,535,640
NJ Tpk Auth	5.00%	1/1/2034	A+	1,500	1,831,238
NJ Trans Trust Fund	4.00%	6/15/2038	Baa1	3,000	3,410,711
NJ Trans Trust Fund	4.00%	6/15/2039	Baa1	3,000	3,403,368
NJ Trans Trust Fund	5.00%	6/15/2028	A+	6,275	7,439,287
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	10,756,046

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
North TX Twy Auth	4.00%	1/1/2037	A+	$8,740	$10,125,646
North TX Twy Auth	5.00%	1/1/2023	A+	5,000	5,405,422
North TX Twy Auth	5.00%	1/1/2025	A+	5,000	5,624,592
North TX Twy Auth	5.00%	1/1/2031	A	8,085	9,024,381
North TX Twy Auth	5.00%	1/1/2035	A+	3,500	4,197,798
North TX Twy Auth	5.00%	1/1/2035	A+	1,500	2,030,710
North TX Twy Auth	5.00%	1/1/2036	A+	5,000	5,827,897
NV State Highway Rev	5.00%	12/1/2030	AAA	10,000	12,301,185
NY Trans Dev Corp–Delta AMT	4.00%	1/1/2036	Baa3	10,010	11,003,793
NY Trans Dev Corp–Delta AMT	4.375%	10/1/2045	Baa3	6,750	7,721,229
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2031	Baa3	3,600	4,338,147
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2033	Baa3	11,000	13,149,672
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2034	Baa3	3,450	4,110,426
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2036	Baa3	7,400	8,774,260
NY Trans Dev Corp–Delta AMT	5.00%	10/1/2040	Baa3	6,750	8,282,721
NY Trans Dev Corp–JFK IAT	4.00%	12/1/2039	Baa1	1,000	1,118,293
NY Trans Dev Corp–JFK IAT	4.00%	12/1/2041	Baa1	3,200	3,576,860
NY Trans Dev Corp–JFK IAT	5.00%	12/1/2030	Baa1	3,000	3,816,656
NY Trans Dev Corp–JFK IAT	5.00%	12/1/2031	Baa1	2,160	2,730,238
NY Trans Dev Corp–JFK IAT	5.00%	12/1/2032	Baa1	3,000	3,751,184
NY Trans Dev Corp–JFK IAT	5.00%	12/1/2035	Baa1	1,500	1,865,853
NY Trans Dev Corp–JFK IAT	5.00%	12/1/2037	Baa1	1,000	1,234,118
NY Trans Dev Corp–JFK IAT AMT	5.00%	12/1/2024	Baa1	750	853,128
NY Trans Dev Corp–JFK IAT AMT	5.00%	12/1/2027	Baa1	1,025	1,246,831
NY Trans Dev Corp–JFK IAT AMT	5.00%	12/1/2031	Baa1	1,000	1,246,083
NY Trans Dev Corp–JFK IAT AMT	5.00%	12/1/2033	Baa1	1,500	1,864,550
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2031	Baa3	3,000	3,260,168
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2032	Baa3	3,000	3,254,551
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2033	Baa3	3,500	3,789,351
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2034	Baa3	2,250	2,538,489
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	20,000	22,541,456
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2023	Baa3	750	807,924
NY Twy Auth	5.00%	1/1/2024	A1	1,960	2,205,987
NY Twy Auth	5.00%	1/1/2026	A1	5,115	5,941,703
NY Twy Auth	5.00%	1/1/2033	A1	3,405	4,209,547
NY Twy Auth	5.00%	1/1/2046	A2	5,000	5,818,110
NY Twy Auth (AGM)	4.00%	1/1/2040	AA	11,770	13,629,608

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
NYS Thruway–Service Area Proj AMT	4.00%	10/31/2034	BBB-	(e)	$250	$290,204
NYS Thruway–Service Area Proj AMT	4.00%	10/31/2041	BBB-	(e)	1,000	1,133,767
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A+		10,000	11,005,188
Orlando Arpt Rev AMT	5.00%	10/1/2030	Aa3		15,000	19,062,487
PA Tpk Commn	5.00%	12/1/2022	A+		3,500	3,783,617
PA Tpk Commn	5.00%	12/1/2032	A1		1,500	1,946,024
PA Tpk Commn	5.00%	12/1/2033	A1		1,300	1,679,853
PA Tpk Commn	5.00%	12/1/2034	A1		1,200	1,546,215
PA Tpk Commn	5.00%	12/1/2035	A1		1,800	2,312,222
Phoenix Arpt	5.00%	7/1/2036	Aa3		4,045	4,884,571
Phoenix Arpt AMT	5.00%	7/1/2022	Aa3		1,500	1,585,563
Phoenix Arpt AMT	5.00%	7/1/2029	A1		1,500	1,901,444
Phoenix Arpt AMT	5.00%	7/1/2030	A1		4,245	5,339,749
Phoenix Civic Impt Corp AR	5.00%	7/1/2036	A1		5,000	6,014,670
Port Auth NY & NJ	5.00%	12/1/2023	Aa3		5,300	5,960,157
Port Auth NY & NJ	4.00%	11/1/2037	Aa3		3,540	4,146,608
Port Auth NY & NJ	5.00%	12/1/2025	Aa3		10,000	11,228,549
Port Auth NY & NJ	5.00%	10/15/2026	Aa3		5,605	6,702,631
Port Auth NY & NJ	5.00%	10/15/2027	Aa3		4,750	5,666,113
Port Auth NY & NJ AMT	4.00%	7/15/2034	Aa3		2,250	2,668,406
Port Auth NY & NJ AMT	4.00%	7/15/2035	Aa3		2,250	2,653,200
Port Auth NY & NJ AMT	4.00%	7/15/2036	Aa3		1,500	1,757,057
Port Auth NY & NJ AMT	4.00%	7/15/2037	Aa3		2,000	2,317,038
Port Auth NY & NJ AMT	4.00%	7/15/2038	Aa3		3,000	3,464,941
Port Auth NY & NJ AMT	4.00%	7/15/2039	Aa3		6,000	6,888,224
Port Auth NY & NJ AMT	5.00%	7/15/2026	Aa3		2,250	2,727,224
Port Auth NY & NJ AMT	5.00%	9/15/2026	Aa3		11,385	13,860,386
Port Auth NY & NJ AMT	5.00%	7/15/2027	Aa3		1,625	2,013,556
Port Auth NY & NJ AMT	5.00%	7/15/2028	Aa3		2,910	3,670,176
Port Auth NY & NJ AMT	5.00%	9/15/2028	Aa3		4,000	5,056,206
Port Auth NY & NJ AMT	5.00%	11/1/2030	Aa3		4,100	5,237,163
Port Auth NY & NJ AMT	5.00%	10/15/2034	Aa3		9,170	10,438,514
Port Oakland AMT	5.00%	5/1/2022	A+		11,000	11,520,113
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2037	A+		2,420	2,961,058
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2038	A+		3,250	3,965,939
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2039	A+		3,330	4,053,154
Port Seattle AMT	5.00%	5/1/2033	A+		4,045	4,783,348

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Port Seattle AMT	5.00%	4/1/2044	A+	$14,870	$17,737,120
PR Hwy & Trans Auth(c)	5.00%	7/1/2033	C	1,215	449,550
PR Hwy & Trans Auth(c)	5.50%	7/1/2023	C	4,305	1,592,850
PR Hwy & Trans Auth(c)	5.50%	7/1/2024	C	3,000	1,110,000
PR Hwy & Trans Auth (AGC)	5.25%	7/1/2036	AA	1,560	1,942,975
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	1,000	1,218,606
Sacramento Co Arpt AMT	5.00%	7/1/2027	A	5,950	7,354,189
Sacramento Co Arpt AMT	5.00%	7/1/2034	A	4,000	4,859,300
Salt Lake City Arpt AMT	5.00%	7/1/2029	A	3,000	3,745,667
Salt Lake City Arpt AMT	5.00%	7/1/2030	A	2,275	2,764,059
Salt Lake City Arpt AMT	5.00%	7/1/2031	A	3,000	3,631,302
Salt Lake City Arpt AMT	5.00%	7/1/2032	A	8,750	10,558,621
Salt Lake City Arpt AMT	5.00%	7/1/2034	A	14,645	17,902,269
Salt Lake City Arpt AMT	5.00%	7/1/2034	A	4,455	5,345,341
San Diego Arpt	4.00%	7/1/2037	A-	2,000	2,330,817
San Diego Arpt	4.00%	7/1/2038	A-	2,000	2,324,375
San Francisco Arpt AMT	5.00%	5/1/2026	A1	10,000	10,510,448
San Francisco Arpt AMT	5.00%	5/1/2028	A1	7,550	7,927,844
San Francisco Arpt AMT	5.00%	5/1/2037	A1	15,565	19,197,312
San Jose Arpt	5.00%	3/1/2026	A2	1,200	1,360,425
San Jose Arpt	5.00%	3/1/2027	A2	2,260	2,553,002
San Jose Arpt	5.00%	3/1/2028	A2	1,655	1,863,929
San Jose Arpt AMT	5.00%	3/1/2035	A2	1,500	1,785,334
South Carolina Ports AMT	5.00%	7/1/2032	A+	4,225	5,301,803
South Jersey Trans Auth	5.00%	11/1/2021	BBB+	5,305	5,446,189
Southeastern PA Transp Auth–Garvee	5.00%	6/1/2023	AA-	2,500	2,518,926
Triborough Brdg & Tunl Auth	4.00%	11/15/2040	AA-	10,000	11,565,803
Triborough Brdg & Tunl Auth	5.00%	11/15/2029	AA-	5,650	6,972,799
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%	11/15/2021	A+	2,595	2,679,767
TX Surface Trans Corp–I-635	4.00%	12/31/2033	Baa2	6,500	7,590,248
TX Surface Trans Corp–I-635	4.00%	12/31/2034	Baa2	6,500	7,567,015
TX Surface Trans Corp–I-635	4.00%	12/31/2035	Baa2	6,000	6,960,142
TX Surface Trans Corp–I-635	4.00%	6/30/2036	Baa2	4,125	4,771,814
TX Surface Trans Corp–I-635	4.00%	12/31/2036	Baa2	5,500	6,349,791
Wayne Co Arpt AMT	5.00%	12/1/2026	A1	1,590	1,891,307
Wayne Co Arpt AMT	5.00%	12/1/2027	A1	2,000	2,381,019
Wayne Co Arpt AMT	5.00%	12/1/2030	A1	13,720	16,168,618
Total					1,377,203,884

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 9.97%
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2024	AA+	$2,645	$3,035,490
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2025	AA+	4,000	4,583,558
Appling Co Dev–Oglethorpe Power	1.50%	#(a)	1/1/2038	Baa1	1,250	1,275,140
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2021	NR	45	46,445
CA Poll Ctl–Poseidon Res†	5.00%		7/1/2039	Baa3	5,000	6,014,729
CA Poll Ctl–Poseidon Res AMT†	5.00%		7/1/2037	Baa3	5,570	5,897,764
Central Plains–Goldman Sachs	5.00%		9/1/2027	A2	7,525	7,990,978
Central Plains–Goldman Sachs	5.00%		9/1/2035	BBB+	3,435	4,620,673
Chicago Wastewater	5.00%		1/1/2029	A	4,335	5,295,340
Chicago Wastewater	5.00%		1/1/2030	A	6,500	7,913,407
Chicago Water	5.00%		11/1/2025	A	2,625	3,064,600
Chicago Water (AGM)	5.00%		11/1/2034	AA	6,275	7,755,443
Chicago Water (AGM)	5.00%		11/1/2035	AA	5,000	6,168,697
Chicago Water (AGM)	5.25%		11/1/2030	AA	5,510	6,978,100
Clarion Co IDA–American Wtr AMT	2.45%	#(a)	12/1/2039	A+	2,250	2,387,954
Cleveland Public Pwr (AGM)	4.00%		11/15/2034	AA	1,000	1,185,191
Cleveland Public Pwr (AGM)	4.00%		11/15/2036	AA	1,000	1,177,355
Cleveland Public Pwr (AGM)	4.00%		11/15/2038	AA	1,000	1,170,271
Cleveland Public Pwr (AGM)	5.00%		11/15/2028	AA	700	900,583
Cleveland Public Pwr (AGM)	5.00%		11/15/2033	AA	2,000	2,565,176
DE EDA–NRG Energy	1.25%	#(a)	10/1/2040	BBB-	7,500	7,472,147
DE EDA–NRG Energy	1.25%	#(a)	10/1/2045	BBB-	12,300	12,255,556
Detroit Sewer	5.00%		7/1/2034	A+	2,200	2,575,245
Detroit Sewer	5.00%		7/1/2035	A+	1,835	2,144,650
Guam Waterworks Auth	5.00%		7/1/2029	A-	1,000	1,107,548
Guam Waterworks Auth	5.00%		7/1/2036	A-	1,000	1,140,887
HI Dept Budget–Hawaiian Electric	3.20%		7/1/2039	Baa2	11,120	11,898,317
HI Dept Budget–Hawaiian Electric AMT	3.10%		5/1/2026	Baa2	8,500	9,269,155
Houston Util Sys	5.00%		5/15/2022	AA	3,000	3,161,813
Houston Util Sys	5.00%		11/15/2023	AA	4,000	4,492,750
Houston Util Sys	5.00%		11/15/2026	AA	5,355	6,205,482
Imperial Irrigation Dist	5.00%		11/1/2032	AA-	2,000	2,405,336
IN Muni Pwr	5.00%		1/1/2033	A+	5,210	6,490,475
IN Muni Pwr	5.00%		1/1/2034	A+	4,000	4,964,272
KY Muni Pwr–Prairie State Proj	3.45%	#(a)	9/1/2042	Baa1	5,935	6,232,662
KY Public Energy Auth–BP	4.00%	#(a)	1/1/2049	A2	6,375	7,055,736

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
KY Public Energy Auth–Morgan Stanley	4.00%	#(a)	4/1/2048	A2	$3,200	$3,508,367
LA Env Facs–E Baton Rouge Swr	0.875%	#(a)	2/1/2046	A+	15,000	14,913,780
Long Beach Nat Gas–ML	1.56% (3 Mo. LIBOR * .67 + 1.43%	)#	11/15/2026	A2	4,000	4,145,078
Long Island Power Auth	0.85%	#(a)	9/1/2050	A	6,000	5,990,543
Long Island Power Auth	5.00%		9/1/2034	A	2,250	2,765,616
Los Angeles USD	5.00%		7/1/2023	Aa3	10,000	11,068,079
Lower AL Gas Dist–Goldman Sachs	5.00%		9/1/2031	A2	4,005	5,212,584
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2034	A	3,190	4,032,744
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2035	A	2,430	3,064,805
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2036	A	5,055	6,354,858
Lower Colorado River Authority Transmission Services Corp	5.00%		5/15/2036	A	1,760	2,212,572
Luzerne Co IDA–American Wtr AMT	2.45%	#(a)	12/1/2039	A+	4,000	4,281,948
Main St Nat Gas–Citibank	4.00%	#(a)	3/1/2050	A3	18,170	20,951,004
Maricopa Co Poll Cntrl–El Paso Elec	3.60%		2/1/2040	Baa2	5,085	5,557,697
Maricopa Co Poll Cntrl–El Paso Elec	3.60%		4/1/2040	Baa2	3,000	3,280,052
MI Strat Fund–Detroit Edison	1.45%	#(a)	8/1/2029	Aa3	3,500	3,517,154
MI Strat Fund–Detroit Edison	1.45%	#(a)	9/1/2030	Aa3	1,000	1,004,901
Miami Dade Co Wtr & Swr	5.00%		10/1/2043	AA-	6,485	8,038,796
Miami-Dade Co Wtr & Swr	4.00%		10/1/2035	AA-	5,000	5,869,289
MO Joint Muni Elec Util Commn	5.00%		1/1/2023	A2	2,000	2,163,264
MO Joint Muni Elec Util Commn	5.00%		1/1/2025	A2	1,500	1,680,755
Modesto Irrigation Dist	5.00%		7/1/2023	A+	1,780	1,972,662
Modesto Irrigation Dist	5.00%		7/1/2024	A+	3,720	4,115,555
Modesto Irrigation Dist	5.00%		7/1/2025	A+	8,410	9,300,252
Monroe Dev Auth–Oglethorpe Power	1.50%	#(a)	1/1/2039	BBB+	1,875	1,912,709
New Orleans Sewer	5.00%		6/1/2021	A	400	403,028
New York St Pwr Auth	4.00%		11/15/2045	AA	3,325	3,862,725
North Sumter Co Util Dep Dist	5.00%		10/1/2032	A-	8,000	8,534,694
Northern CA Gas–Goldman Sachs	4.00%	#(a)	7/1/2049	A2	7,500	8,301,090
Northern CA Pwr–Hydroelec #1	5.00%		7/1/2026	A+	3,600	3,813,311
NYC Muni Water	4.00%		6/15/2037	AA+	3,630	4,258,069
Omaha Pub Pwr Dist	5.00%		2/1/2029	AA	5,000	5,992,146
Orlando Util Commn	1.25%	#(a)	10/1/2046	AA	10,000	9,965,196
Philadelphia Gas Works	5.00%		8/1/2026	A	1,000	1,174,878
Philadelphia Gas Works	5.00%		8/1/2027	A	1,000	1,173,948

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
Philadelphia Gas Works	5.00%		8/1/2028	A		$1,250	$1,552,872
Philadelphia Gas Works	5.00%		8/1/2029	A		1,700	2,102,628
Philadelphia Gas Works	5.00%		8/1/2030	A		1,425	1,755,036
Philadelphia Gas Works	5.00%		10/1/2033	A		2,390	2,874,704
Philadelphia Water & Wastewater	5.00%		11/1/2029	A+		3,185	3,981,663
Phoenix Civic Impt Corp–Water Sys	5.00%		7/1/2027	AAA		5,010	5,749,643
Piedmont Muni Pwr Agy	5.00%		1/1/2022	A-		4,750	4,766,590
Piedmont Muni Pwr Agy	5.00%		1/1/2024	A-		7,920	7,944,565
PR Aqueduct & Swr Auth	5.00%		7/1/2022	Ca		4,690	4,932,617
PR Aqueduct & Swr Auth†	5.00%		7/1/2030	NR		9,000	10,830,197
PR Aqueduct & Swr Auth†	5.00%		7/1/2047	NR		1,000	1,158,790
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Ca		3,625	3,824,375
PR Elec Pwr Auth(c)	5.00%		7/1/2037	D	(e)	1,035	939,262
PR Elec Pwr Auth(c)	5.00%		7/1/2042	D	(e)	2,390	2,168,925
PR Elec Pwr Auth(c)	5.50%		7/1/2038	D	(e)	2,350	2,144,375
PR Elec Pwr Auth(c)	7.00%		7/1/2033	D	(e)	4,000	3,730,000
PR Elec Pwr Auth(c)	7.00%		7/1/2040	D	(e)	725	676,063
PR Elec Pwr Auth (AGM)	0.679% (3 Mo. LIBOR * .67 +.52%	)#	7/1/2029	AA		5,720	5,295,231
Riverside Elec	5.00%		10/1/2037	AA-		4,000	5,064,918
Riverside Elec	5.00%		10/1/2038	AA-		5,000	6,314,364
SA Energy Acquisition Pub Fac–Goldman Sachs	5.50%		8/1/2021	A2		2,360	2,399,896
Salt Verde Fin Corp–Citi	5.00%		12/1/2037	A3		7,165	9,957,082
Salt Verde Fin Corp–Citi	5.25%		12/1/2026	A3		7,500	9,131,026
Salt Verde Fin Corp–Citi	5.50%		12/1/2029	A3		5,100	6,652,978
San Antonio Elec & Gas	5.00%		2/1/2029	Aa1		7,340	8,914,418
SC Pub Service Auth–Santee Cooper	5.00%		12/1/2031	A		2,000	2,637,091
SC Pub Service Auth–Santee Cooper	5.00%		12/1/2032	A		2,670	3,499,070
Seminole Co Wtr & Swr	5.00%		10/1/2024	AA+		4,000	4,633,321
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2024	AA		1,000	1,148,783
TEAC–Goldman Sachs	5.25%		9/1/2021	A2		3,000	3,060,794
TEAC–Goldman Sachs	5.25%		9/1/2024	A2		8,940	10,266,917
TEAC–Goldman Sachs	5.625%		9/1/2026	BBB	(e)	5,000	6,135,845
Texas Water Dev Brd	3.00%		10/15/2033	AAA		4,000	4,527,794
Transbay Pwr Auth	5.00%		10/1/2030	A-	(e)	300	384,837
Transbay Pwr Auth	5.00%		10/1/2031	A-	(e)	300	382,985
Transbay Pwr Auth	5.00%		10/1/2032	A-	(e)	500	635,613

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
Transbay Pwr Auth	5.00%		10/1/2033	A-	(e)	$900	$1,139,392
Transbay Pwr Auth	5.00%		10/1/2034	A-	(e)	970	1,224,086
Transbay Pwr Auth	5.00%		10/1/2035	A-	(e)	900	1,132,391
Transbay Pwr Auth	5.00%		10/1/2037	A-	(e)	675	843,515
Transbay Pwr Auth	5.00%		10/1/2039	A-	(e)	1,400	1,739,923
Transbay Pwr Auth	5.00%		10/1/2040	A-	(e)	1,500	1,859,418
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2029	A3		12,125	15,451,306
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2030	A3		6,500	8,380,378
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2031	A3		6,000	7,850,286
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2032	A3		6,000	7,941,506
TX Muni Gas Acq & Supply–ML	5.25%		12/15/2021	A2		4,710	4,871,367
TX Muni Gas Acq & Supply–ML	5.25%		12/15/2023	A2		2,925	3,295,258
TX Muni Gas Acq & Supply–ML	6.25%		12/15/2026	A2		13,550	15,925,152
Utility Debt Sec Auth–Lipa	5.00%		6/15/2028	AAA		5,915	7,220,885
Western MN Muni Pwr Agy	5.00%		1/1/2023	Aa3		1,500	1,623,544
WV EDA–Wheeling Pwr AMT	3.00%	#(a)	6/1/2037	A-		9,400	9,655,467
Wyandotte CO Unified Govt Utility Sys	5.00%		9/1/2021	A		3,105	3,164,610
Total							598,786,826
Total Municipal Bonds (cost $5,575,776,523)							5,901,517,186

	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date

SHORT-TERM INVESTMENTS 0.49%

Variable Rate Demand Notes 0.49%

General Obligation 0.13%
NYC GO	0.05%	4/1/2021	12/1/2047	AA	8,165	8,165,000

Health Care 0.17%
WV Hsp–WV United Health Sys	0.16%	4/1/2021	6/1/2033	A	10,000	10,000,000

Transportation 0.02%
Triborough Brdg & Tunl Auth	0.07%	4/1/2021	1/1/2032	Aa1	1,020	1,020,000

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2021

Investments	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 0.17%
NYC Muni Water	0.07%	4/1/2021	6/15/2045	NR	$8,260	$8,260,000
NYC Muni Water	0.07%	4/1/2021	6/15/2049	AA+	1,740	1,740,000
Total						10,000,000
Total Short-Term Investments (cost $29,185,000)						29,185,000
Total Investments in Securities 98.79% (cost $5,604,961,523)						5,930,702,186
Cash and Other Assets in Excess of Liabilities 1.21%						72,860,183
Net Assets 100.00%						$6,003,562,369

AGC	Insured by–Assured Guarantee Corp.
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COP	Certificates of Participation.
FGIC	Insured by–Financial Guaranty Insurance Company.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipt.
TRIPS	Tax Refund Intercept Programs.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2021.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2021, the total value of Rule 144A securities was $225,199,828, which represents 3.75% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis (See Note 2(g)).
(c)	Defaulted (non-income producing security).
(d)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	This investment has been rated by Fitch IBCA.
(f)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security fair valued by the Pricing Committee.
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND March 31, 2021

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$504,447,067	$3,724,000	$508,171,067
Other Revenue	–	212,660,069	40	212,660,109
Remaining Industries	–	5,180,686,010	–	5,180,686,010
Short-Term Investments
Variable Rate Demand Notes	–	29,185,000	–	29,185,000
Total	$–	$5,926,978,146	$3,724,040	$5,930,702,186

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments were not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.54%

Corporate-Backed 7.71%
AR DFA–Big River Steel AMT†	4.75%		9/1/2049	B-	$8,500	$9,444,393
AZ IDA	3.625%		5/20/2033	BBB	8,735	9,899,142
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3	13,775	14,585,583
CA Poll Ctl–Waste Mgmt AMT	4.30%		7/1/2040	A-	2,575	2,935,985
Chandler AZ IDA–Intel Corp AMT	2.70%	#(a)	12/1/2037	A+	4,000	4,202,129
Fort Bend IDC–NRG Energy	4.75%		5/1/2038	Baa2	3,500	3,681,096
Gloucester Co Poll Ctl–Logan AMT	5.00%		12/1/2024	BBB-	765	802,073
Hoover IDA–US Steel AMT	5.75%		10/1/2049	B-	1,100	1,264,649
IA Fin Auth–Alcoa	4.75%		8/1/2042	BB+	5,000	5,169,760
IA Fin Auth–Iowa Fertilizer Co	3.125%		12/1/2022	BB-	1,500	1,528,798
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	BB-	8,500	9,314,943
IL Fin Auth–Navistar†	4.75%	#(a)	10/15/2040	B3	6,750	7,085,655
IL State GO	5.00%		12/1/2036	BBB-	6,700	7,720,920
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2048	BBB+	1,400	1,509,350
IN Fin Auth–OVEC	3.00%		11/1/2030	Ba1	1,000	1,038,472
IN Fin Auth–OVEC	3.00%		11/1/2030	Ba1	3,600	3,738,499
IN Fin Auth–US Steel	4.125%		12/1/2026	B-	1,625	1,712,904
LA Env Facs–Entergy(b)	2.50%		4/1/2036	A	10,000	10,074,966
LA Env Facs–Westlake Chem	3.50%		11/1/2032	Baa2	21,430	23,636,437
LA St John Parish–Marathon Oil	2.00%	#(a)	6/1/2037	BBB-	9,555	9,750,297
LA St John Parish–Marathon Oil	2.10%	#(a)	6/1/2037	BBB-	8,000	8,227,994
LA St John Parish–Marathon Oil	2.125%	#(a)	6/1/2037	BBB-	2,750	2,830,550
LA St John Parish–Marathon Oil	2.20%	#(a)	6/1/2037	BBB-	1,810	1,869,885
LA St John Parish–Marathon Oil	2.375%	#(a)	6/1/2037	BBB-	3,125	3,255,814
Love Field Arpt–Southwest Airlines	5.25%		11/1/2040	Baa1	3,840	3,916,764
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2028	Baa1	2,845	3,028,686
Matagorda Co Nav Dist–AEP TX Central	2.60%		11/1/2029	A-	8,100	8,625,132
MD EDC–AFCO AMT	4.00%		7/1/2039	BBB	5,625	6,395,947
MD EDC–Chesapeake Bay Hyatt(c)	5.00%		12/1/2016	NR	855	513,000
Mission Econ Dev Corp–Natgasoline AMT†	4.625%		10/1/2031	BB-	5,250	5,580,168
National Fin Auth NH–Covanta†	4.625%		11/1/2042	B1	1,500	1,564,596
NH National Fin Auth–Covanta†	3.625%	#(a)	7/1/2043	B1	690	712,862
NH National Fin Auth–Covanta AMT†	3.75%	#(a)	7/1/2045	B1	1,315	1,359,770
NH National Fin Auth–Covanta AMT†	4.875%		11/1/2042	B1	5,000	5,242,316

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
NH National Fin Auth–Hsg Sec	4.125%		1/20/2034	NR	$6,892	$7,993,303
Niagara Area Dev Corp–Covanta†	3.50%		11/1/2024	B1	2,500	2,601,205
Niagara Area Dev Corp–Covanta AMT†	4.75%		11/1/2042	B1	5,000	5,228,818
NY Energy RDA–NYSEGC	3.50%		10/1/2029	A-	800	929,798
NY Env Facs–Casella Waste AMT	2.75%	#(a)	9/1/2050	B	1,300	1,339,800
NY Env Facs–Casella Waste AMT†	3.125%	#(a)	12/1/2044	B	3,000	3,135,991
NY Liberty Dev Corp–3 WTC†	5.00%		11/15/2044	NR	7,000	7,646,082
NY Trans Dev Corp–American Airlines AMT	5.25%		8/1/2031	B-	1,120	1,362,134
NY Trans Dev Corp–American Airlines AMT	5.375%		8/1/2036	B-	1,500	1,804,004
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB+	11,005	11,511,929
OH Air Dev Auth–AEP	2.40%	#(a)	12/1/2038	BBB+	1,665	1,755,701
OH Air Dev Auth–AEP AMT	2.10%	#(a)	7/1/2028	BBB+	5,000	5,202,090
OH Air Dev Auth–AEP AMT	2.50%	#(a)	8/1/2040	BBB+	2,500	2,700,852
OH Air Dev Auth–AEP AMT	2.60%	#(a)	6/1/2041	BBB+	1,960	2,071,293
OH Air Dev Auth–OVEC	3.25%		9/1/2029	Ba1	3,450	3,666,431
OH Air Quality–AMG Vanadium AMT†	5.00%		7/1/2049	B-	4,630	5,095,269
PA EDA–Covanta AMT†	3.25%		8/1/2039	B1	5,535	5,625,682
PA EDA–US Airways	8.00%		5/1/2029	B-	1,475	1,482,722
Parish of St James–Nustar Logistics†	5.85%	#(a)	8/1/2041	BB-	1,000	1,130,141
Parish of St James–Nustar Logistics†	6.10%	#(a)	12/1/2040	BB-	1,750	2,192,580
Parish of St James–Nustar Logistics†	6.35%		7/1/2040	BB-	3,250	4,136,762
Parish of St James–Nustar Logistics†	6.35%		10/1/2040	BB-	2,500	3,182,125
Phenix City–Meadwestvaco AMT	4.125%		5/15/2035	BBB	2,500	2,593,880
Phenix City IDB–Meadwestvaco	3.625%		5/15/2030	BBB	3,050	3,154,237
Port Beaumont Nav Dis–Jefferson Rail AMT†	4.00%		1/1/2050	NR	3,150	3,232,420
Richland Co Env Impt–Intl Paper AMT	3.875%		4/1/2023	BBB	6,625	7,038,369
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB	9,270	9,816,793
Selma IDB–Intl Paper	2.00%	#(a)	11/1/2033	BBB	2,000	2,085,227
Tuscaloosa IDA–Hunt Refining†	4.50%		5/1/2032	NR	4,500	5,011,362
Tuscaloosa IDA–Hunt Refining†	5.25%		5/1/2044	NR	3,300	3,757,692
VA Small Bus Fing–Covanta AMT†	5.00%	#(a)	1/1/2048	B	910	950,493
Valparaiso Facs–Pratt Paper AMT	7.00%		1/1/2044	NR	2,000	2,241,234
West Pace Coop Dist(c)	9.125%		5/1/2039	NR	4,900	3,724,000	(d)
WI PFA–American Dream†	5.00%		12/1/2027	NR	2,000	2,155,718
WI PFA–American Dream†	6.50%		12/1/2037	NR	3,000	3,424,852
WI PFA–Celanese AMT	4.30%		11/1/2030	BBB-	1,035	1,148,211

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2021

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Corporate-Backed (continued)
WI PFA–TRIPS AMT	5.00%	7/1/2042	BBB+	$3,500	$3,638,579
WI Pub Fin Auth–Celanese	4.05%	11/1/2030	BBB-	500	548,694
Total					318,536,008

Education 4.45%
Build NYC Res Corp–CUNY	5.00%	6/1/2034	Aa2	325	368,704
CA Ed Facs–Chapman Univ	5.00%	4/1/2045	A2	5,000	5,701,177
CA Ed Facs–Stanford Univ	5.00%	5/1/2045	AAA	5,505	8,206,151
CA Sch Fin Auth–Green Dot Schs†	5.00%	8/1/2045	BBB-	1,500	1,642,337
Cap Trust Ed–Advantage Charter Scho	5.00%	12/15/2049	Baa3	1,000	1,094,773
Cap Trust Ed–Advantage Charter Scho	5.00%	12/15/2054	Baa3	700	763,461
Chicago Brd Ed	5.00%	12/1/2044	BB-	1,750	2,002,672
Chicago Brd Ed	5.00%	12/1/2046	BB-	3,500	3,995,966
Davie Edu Facs–Nova Southeastern Univ	6.00%	4/1/2042	A-	3,040	3,387,224
Detroit Sch Dist	5.00%	5/1/2029	Aa1	4,000	4,202,846
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+	810	811,322
Dutchess Co LDC–Bard College†	5.00%	7/1/2045	BB+	1,000	1,169,088
Dutchess Co LDC–Bard College†	5.00%	7/1/2051	BB+	1,500	1,745,703
FL HI Ed–Nova Southeastern Univ	5.00%	4/1/2033	A-	1,475	1,685,063
FL HI Ed–Nova Southeastern Univ	5.00%	4/1/2036	A-	2,000	2,271,331
Fulton Co Dev–Tuff/Atlanta Hsg	5.00%	9/1/2032	A+	775	785,994
Hempstead Town LDC–Adelphi Univ	5.00%	10/1/2034	A-	175	195,258
IA HI Ed–Des Moines Univ	5.00%	10/1/2038	BBB+	2,730	3,379,665
IA Higher Ed–Des Moines Univ	5.00%	10/1/2039	BBB+	2,870	3,540,672
IA Higher Ed–Des Moines Univ	5.00%	10/1/2040	BBB+	3,535	4,352,784
IL Fin Auth–IL Inst of Tech	4.00%	9/1/2037	Baa3	3,135	3,514,707
IL Fin Auth–IL Inst of Tech	4.00%	9/1/2039	Baa3	3,295	3,672,837
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2040	Baa3	2,020	2,448,397
IL Fin Auth–Univ Chicago	4.00%	10/1/2049	Aa2	6,000	6,452,339
LA PDA–Tulane Univ	4.00%	4/1/2050	A	6,000	6,757,281
LA PDA–Tulane Univ	5.00%	4/1/2045	A	5,000	6,156,820
MA DFA–Suffolk Univ	5.00%	7/1/2030	Baa2	1,500	1,812,487
MA DFA–Suffolk Univ	5.00%	7/1/2032	Baa2	3,750	4,480,731
MA DFA–Suffolk Univ	5.00%	7/1/2033	Baa2	1,250	1,489,030
MA DFA–Suffolk Univ	5.00%	7/1/2034	Baa2	1,600	1,898,871
MD Hlth & HI Ed–Stevenson Univ	4.00%	6/1/2051	BBB-	1,000	1,103,472

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)
Miami Dade Cnty Ed Facs–Univ of Miami FL	5.00%		4/1/2053	A-		$5,000	$5,874,340
Nashville Hlth & Ed–Lipscomb U	5.25%		10/1/2058	BBB		6,065	6,997,901
NY Dorm–Columbia Univ	5.00%		10/1/2048	AAA		5,000	7,598,031
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2040	A-		5,000	5,703,683
NY Dorm–NYU	5.00%		7/1/2030	Aa2		2,155	2,388,518
NY Dorm–NYU	5.00%		7/1/2031	Aa2		4,215	4,671,742
NY Dorm–Pace Univ	5.00%		5/1/2029	NR		10	10,981
NY Dorm–Pace Univ	5.00%		5/1/2029	BBB-		245	262,641
NY Dorm–Touro Clg(b)	5.00%		1/1/2047	BBB-	(e)	6,600	7,186,617
NY Dorm–Touro Clg	5.50%		1/1/2039	BBB-	(e)	2,450	2,627,049
NYC IDA–Yankee Stadium (AGC)	Zero Coupon		3/1/2030	AA		8,000	6,664,070
NYC IDA–Yankee Stadium (AGM)	4.00%		3/1/2045	AA		2,400	2,745,003
PA HI Ed–Drexel Univ (AGM)	4.00%		5/1/2041	AA		3,425	3,881,742
PA HI Ed–Drexel Univ (AGM)	4.00%		5/1/2050	AA		3,500	3,902,836
Troy Cap Res Corp–RPI	4.00%		9/1/2040	A3		4,435	5,092,688
Univ of CT	5.25%		11/15/2047	A+		8,080	9,981,192
Univ of Illinois (AGM)	4.00%		4/1/2038	AA		4,965	5,576,297
Univ of North Carolina–Wilmington	5.00%		6/1/2037	A1		7,055	7,941,378
WI PFA–Wingate Univ	5.25%		10/1/2038	BBB		2,220	2,598,785
WI PFA–Wingate Univ	5.25%		10/1/2043	BBB		1,000	1,155,478
Total							183,950,135

Energy 0.41%
Main St Nat Gas–Macquarie	5.00%		5/15/2038	A3		3,745	5,129,027
New Mexico Energy Acq Auth–RBC	5.00%	#(a)	11/1/2039	Aa2		10,000	11,676,446
Total							16,805,473

Financial Services 0.19%
MA Ed Fin Auth AMT	4.125%		7/1/2046	BBB		5,000	5,215,924
NJ Higher Ed Assistance Auth AMT	3.75%		12/1/2031	Aaa		2,500	2,674,393
Total							7,890,317

General Obligation 12.04%
Atlantic City Brd Ed (AGM)	6.00%		4/1/2034	AA		550	552,773
Beaverton Sch Dist	5.00%		6/15/2036	AA+		8,000	9,788,065
Bellwood GO	6.15%		12/1/2032	A		2,765	3,027,658
CA State GO	4.00%		9/1/2037	Aa2		5,000	5,704,031
CA State GO	5.00%		4/1/2032	Aa2		2,450	3,372,190

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
CA State GO	5.00%	2/1/2033	Aa2	$10,000	$10,387,614
CA State GO	5.00%	8/1/2038	Aa2	3,700	4,455,892
CA State GO	5.25%	8/1/2032	Aa2	7,500	8,947,288
Chicago Brd Ed	5.00%	12/1/2029	BB-	2,000	2,426,074
Chicago Brd Ed	5.00%	12/1/2030	BB-	2,070	2,496,624
Chicago Brd Ed	5.00%	12/1/2031	BB-	1,000	1,201,347
Chicago Brd Ed	5.00%	12/1/2032	BB-	1,250	1,521,104
Chicago Brd Ed	5.00%	12/1/2033	BB-	1,750	2,121,289
Chicago Brd Ed	5.00%	12/1/2033	BB-	3,275	4,022,558
Chicago Brd Ed	5.00%	12/1/2036	BB-	1,000	1,217,875
Chicago Brd Ed	5.00%	12/1/2039	BB-	1,415	1,714,051
Chicago Brd Ed	5.00%	12/1/2042	BB-	575	596,347
Chicago Brd Ed	5.00%	12/1/2046	BB-	1,500	1,736,889
Chicago Brd Ed	6.50%	12/1/2046	BB-	1,100	1,324,886
Chicago Brd Ed†	7.00%	12/1/2046	BB-	1,200	1,525,792
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA	1,850	2,287,272
Chicago Brd Ed (NPFGC)(FGIC)	Zero Coupon	12/1/2030	Baa2	1,765	1,400,452
Chicago GO	5.00%	1/1/2026	BBB+	5,175	5,991,270
Chicago GO	5.00%	1/1/2029	BBB+	3,000	3,659,718
Chicago GO	5.00%	1/1/2030	BBB+	2,000	2,469,791
Chicago GO	5.00%	1/1/2033	BBB+	2,350	2,402,453
Chicago GO	5.00%	1/1/2034	BBB+	4,150	4,240,956
Chicago GO	5.00%	1/1/2034	BBB+	5,500	5,931,446
Chicago GO	5.00%	1/1/2036	BBB+	3,975	4,278,079
Chicago GO	5.00%	1/1/2040	BBB+	5,000	5,008,758
Chicago GO	5.50%	1/1/2033	BBB+	2,255	2,535,255
Chicago GO	5.50%	1/1/2034	BBB+	2,400	2,693,335
Chicago GO	5.50%	1/1/2035	BBB+	230	257,787
Chicago GO	5.50%	1/1/2037	BBB+	2,745	3,067,133
Chicago GO	5.50%	1/1/2040	BBB+	2,000	2,226,325
Chicago GO	5.50%	1/1/2042	BBB+	5,000	5,551,283
Chicago GO	5.50%	1/1/2049	BBB+	13,265	15,875,592
Chicago GO	5.625%	1/1/2030	BBB+	525	631,423
Chicago GO	6.00%	1/1/2038	BBB+	19,430	23,389,480
Chicago O’Hare Arpt AMT	5.00%	1/1/2052	A	9,375	10,708,432
Clark Co SD (AGM)	4.00%	6/15/2038	AA	1,200	1,407,768

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Clark Co SD (AGM)	4.00%	6/15/2040	AA	$1,975	$2,304,459
Cook Co GO	5.00%	11/15/2030	A+	1,000	1,220,933
Cook Co GO	5.00%	11/15/2031	A+	2,150	2,620,768
Cook Co GO	5.00%	11/15/2034	A+	500	604,887
Cook Co GO	5.00%	11/15/2035	A+	1,000	1,207,269
Cook Co GO	5.25%	11/15/2024	A+	1,500	1,544,713
Cook Co GO TCRS (BAM)	5.00%	11/15/2024	AA	10,000	10,741,028
CT State GO	4.00%	6/1/2037	A1	1,000	1,183,553
CT State GO	4.00%	6/15/2037	A1	975	1,122,933
CT State GO	4.00%	6/1/2038	A1	750	884,291
CT State GO	4.00%	6/1/2039	A1	600	705,346
CT State GO	5.00%	11/1/2027	A1	10,000	10,268,087
CT State GO	5.00%	11/1/2028	A1	10,000	10,266,915
CT State GO	5.00%	6/15/2032	A1	1,250	1,555,713
CT State GO	5.00%	6/15/2033	A1	1,250	1,550,322
CT State GO	5.00%	4/15/2036	A1	1,150	1,441,304
CT State GO	5.00%	6/15/2038	A1	1,000	1,223,691
CT State GO	5.00%	4/15/2039	A1	1,650	2,050,327
Hamilton Co Sch Dist GO	4.00%	1/15/2055	Aa2	7,000	7,744,080
Hillsborough Co	3.25%	8/1/2048	AAA	7,690	8,335,800
IL State GO	4.00%	10/1/2038	BBB-	2,500	2,755,039
IL State GO	4.00%	10/1/2039	BBB-	7,500	8,245,397
IL State GO	4.00%	11/1/2043	BBB-	1,470	1,585,438
IL State GO	4.00%	11/1/2044	BBB-	2,745	2,953,234
IL State GO	4.25%	10/1/2045	BBB-	3,000	3,302,461
IL State GO	5.00%	3/1/2030	BBB-	6,500	6,694,200
IL State GO	5.00%	1/1/2033	BBB-	4,075	4,169,077
IL State GO	5.00%	3/1/2033	BBB-	5,000	6,171,908
IL State GO	5.00%	1/1/2035	BBB-	6,200	6,950,266
IL State GO	5.00%	3/1/2035	BBB-	2,700	3,307,558
IL State GO	5.00%	5/1/2038	BBB-	4,515	5,220,283
IL State GO	5.00%	1/1/2041	BBB-	3,580	3,967,358
IL State GO	5.00%	3/1/2046	BBB-	4,250	5,057,891
IL State GO	5.50%	5/1/2030	BBB-	2,545	3,252,538
IL State GO	5.50%	7/1/2033	BBB-	9,470	10,182,375
IL State GO	5.50%	7/1/2038	BBB-	5,345	5,720,807
IL State GO	5.50%	5/1/2039	BBB-	8,250	10,157,299

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
IL State GO	5.75%	5/1/2045	BBB-	$2,500	$3,112,141
Irvine USD–Spl Tax (BAM)	5.00%	9/1/2056	AA	500	603,809
King Co Pub Hsp–Snoqualmie Vly Hsp	5.00%	12/1/2038	NR	5,000	5,158,069
Los Angeles USD	4.00%	7/1/2032	Aa3	3,750	4,608,567
Los Angeles USD	4.00%	7/1/2033	Aa3	2,000	2,441,263
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	4,215	5,005,018
MA State GO	4.00%	5/1/2048	Aa1	1,000	1,144,159
MI Strategic Fund–I-75 AMT (AGM)	4.25%	12/31/2038	AA	2,500	2,921,593
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,933,135
NJ State GO	4.00%	6/1/2031	A3	6,825	8,344,663
NJ State GO	4.00%	6/1/2032	A3	6,175	7,598,265
NJ Trans Trust Fund	Zero Coupon	12/15/2029	Baa1	15,365	12,839,135
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon	12/15/2030	Baa1	7,010	5,778,157
NYC GO	4.00%	3/1/2050	AA	5,000	5,639,066
NYC GO	5.00%	8/1/2027	AA	6,575	7,278,910
NYC GO	5.00%	3/1/2050	AA	8,000	10,018,300
PA State GO	4.00%	9/15/2030	Aa3	10,000	11,594,133
PA State GO	4.00%	3/1/2037	Aa3	4,255	4,900,751
Philadelphia GO	5.00%	8/1/2036	A	8,990	10,986,523
Philadelphia GO	5.00%	8/1/2037	A	3,250	3,964,028
Philadelphia GO	5.25%	7/15/2031	A	2,000	2,253,796
Philadelphia GO	5.25%	7/15/2032	A	3,000	3,380,694
Philadelphia GO	5.25%	7/15/2033	A	1,000	1,126,898
Philadelphia Sch Dist	4.00%	9/1/2038	A2	2,200	2,508,999
Philadelphia Sch Dist	4.00%	9/1/2039	A2	5,600	6,361,038
Philadelphia Sch Dist	5.00%	9/1/2037	A2	1,200	1,434,923
Philadelphia Sch Dist	5.00%	9/1/2038	A2	1,000	1,193,459
Pittsburgh GO (BAM)	5.00%	9/1/2029	AA	1,100	1,275,037
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	1,585	1,837,213
Pittsburgh GO (BAM)	5.00%	9/1/2032	AA	1,160	1,344,585
PR Comwlth GO(c)	4.75%	7/1/2049	NR	370	313,113
PR Comwlth GO(c)	5.50%	7/1/2027	Ca	1,040	869,700
PR Comwlth GO(c)	5.50%	7/1/2039	Ca	3,000	2,520,000
PR Comwlth GO(c)	8.00%	7/1/2035	Ca	3,250	2,559,375
PR Pub Bldg Auth GTD (AGC)	5.00%	7/1/2036	AA	155	160,027
San Francisco Arpt AMT	5.25%	5/1/2042	A1	4,000	4,793,487

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
Stockton USD (AGM)	5.00%		7/1/2028	AA		$750	$792,991
Sweetwater UHSD (BAM)	5.00%		8/1/2027	AA		500	567,309
Tuscaloosa Co Brd of Ed	5.00%		8/1/2046	AA-		5,000	6,162,457
Union Co Util Auth–Covanta GTD AMT	4.75%		12/1/2031	AA+		4,000	4,114,944
Wilkes Barre PA School District (BAM)	5.00%		4/15/2059	AA		2,500	3,020,893
Yosemite CCD	5.00%		8/1/2029	Aa2		500	590,940
Total							497,475,466

Health Care 14.38%
Allegheny County Health Network	4.00%		4/1/2037	A		3,120	3,512,470
Allen Co–Bon Secours Mercy Hlth	5.00%		12/1/2046	A+		8,000	9,959,645
Allen Co Hsp–Catholic Hlth Ptnrs	5.00%		5/1/2033	A+		7,065	7,435,890
Antelope Valley Hlth	5.00%		3/1/2041	Ba3		3,000	3,034,724
Antelope Valley Hlth	5.00%		3/1/2046	Ba3		2,615	2,627,286
Appalachian Regl Hlth	4.00%		7/1/2046	BBB		1,100	1,229,184
Appalachian Regl Hlth	4.00%		7/1/2056	BBB		1,125	1,240,441
Baltimore Co–Riderwood Village	4.00%		1/1/2045	A	(e)	5,250	5,758,433
Baltimore Co–Riderwood Village	4.00%		1/1/2050	A	(e)	2,500	2,736,644
Berks Co IDA–Tower Hlth	4.00%		11/1/2038	BB-		5,000	4,846,296
Berks Co IDA–Tower Hlth	5.00%		11/1/2036	BB-		5,000	5,193,114
Berks Co IDA–Tower Hlth	5.00%	#(a)	2/1/2040	BB-		3,285	3,650,553
Berks Co IDA–Tower Hlth	5.00%		11/1/2044	BB-		10,000	10,009,913
CA Fin Auth–Standord Hlth	4.00%		8/15/2050	AA-		4,000	4,664,009
CA Hlth–CommonSpirit	4.00%		4/1/2044	BBB+		3,750	4,278,156
CA Hlth–CommonSpirit	4.00%		4/1/2045	BBB+		3,750	4,266,665
CA Hlth–CommonSpirit	4.00%		4/1/2049	BBB+		2,500	2,831,618
CA Hlth–Sutter Hlth	4.00%		11/15/2042	A+		2,000	2,263,090
CA Htlh–Emante Hlth	4.00%		4/1/2045	A		6,050	6,894,097
CA Muni Fin–Cmnty Med Ctrs	5.00%		2/1/2047	A-		6,940	7,913,204
CA Stwde–Eskaton Pptys	5.25%		11/15/2034	BBB		1,875	1,948,925
CA Stwde–Huntington Memorial Hosp	4.00%		7/1/2048	A-		4,500	4,956,451
CA Stwde–John Muir Hlth	4.00%		12/1/2057	A+		2,500	2,581,396
CA Stwde–Loma Linda Univ Med Ctr	5.50%		12/1/2054	BB-		6,875	7,642,969
CA Stwde–Loma Linda Univ Med Ctr†	5.50%		12/1/2058	BB-		3,375	3,967,043
CO Hlth Fac Auth–CommonSpirit	4.00%		8/1/2038	BBB+		1,850	2,107,969
CO Hlth Facs–CommonSpirit	5.00%		8/1/2044	BBB+		3,000	3,640,224
Crawford Hsp Auth–Meadville Med	6.00%		6/1/2046	NR		950	1,025,550

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Crawford Hsp Auth–Meadville Med	6.00%	6/1/2051	NR		$1,115	$1,200,100
CT Hlth & Ed–Yale New Haven Hsp	5.00%	7/1/2028	AA-		500	572,422
CT Hlth–Nuvance	4.00%	7/1/2049	A-		20,170	22,098,304
Cuyahoga Co Hsp–Metrohealth	5.00%	2/15/2057	BBB-		1,000	1,136,704
Cuyahoga Co Hsp–Metrohealth	5.50%	2/15/2052	BBB-		8,925	10,446,148
Cuyahoga Co Hsp–Metrohealth	5.50%	2/15/2057	BBB-		5,250	6,131,897
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		700	755,400
Duluth Econ Dev Auth–Essentia Health	5.25%	2/15/2053	A-		2,870	3,422,963
Duluth Econ Dev Auth–Essentia Health	5.25%	2/15/2058	A-		22,000	26,190,617
Escambia Co–Baptist Hlth	4.00%	8/15/2050	BBB+		7,360	8,113,946
Fairview Health Services	5.00%	11/15/2049	A+		5,400	6,436,184
Franklin Co Hlth–OPRS Cmntys	6.125%	7/1/2040	NR		290	310,910
Franklin Co Hlth–OPRS Cmntys	6.125%	7/1/2040	BBB	(e)	4,590	4,786,351
Gainesville & Hall Co Hsp–NE GA Hlth	5.00%	2/15/2030	A		3,345	4,346,009
Gainesville & Hall Co Hsp–NE GA Hlth	5.00%	2/15/2032	A		5,545	7,131,619
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%	8/15/2054	AA-		5,225	5,978,873
Greenville Hlth Sys	5.00%	5/1/2034	A		3,970	4,385,309
Guadalupe Co–Seguin City Hsp	5.00%	12/1/2045	BB		2,000	2,075,828
Hillsborough Co IDA–Tampa General	4.00%	8/1/2045	Baa1		9,280	10,459,195
IL Fin Auth–Centegra Hlth	5.00%	9/1/2034	AA+		235	264,782
IL Fin Auth–Univ of Illinois Hlth	4.00%	10/1/2040	BBB+		1,030	1,163,925
IL Fin Auth–Univ of Illinois Hlth	4.00%	10/1/2055	BBB+		2,785	3,075,449
IN Fin Auth–Major Hsp	5.00%	10/1/2029	NR		1,500	1,679,862
La Verne COP–Brethren Hillcrest Homes	5.00%	5/15/2036	NR		1,350	1,435,823
Lee Memorial Hlth System	4.00%	4/1/2049	A+		5,500	6,138,795
Lucas Co Hsp–ProMedica Hlth	5.25%	11/15/2048	BBB		7,350	8,409,756
MA DFA–Atrius Hlth	4.00%	6/1/2049	BBB		4,480	4,984,631
MA DFA–Atrius Hlth	5.00%	6/1/2039	BBB		2,000	2,449,184
MA DFA–Boston Med Ctr	5.00%	7/1/2031	BBB		1,980	2,329,103
MA DFA–Boston Med Ctr	5.00%	7/1/2035	BBB		5,115	5,961,809
MA DFA–CareGroup	5.00%	7/1/2048	A		4,000	4,774,754
MA DFA–Partners Hlth	4.00%	7/1/2041	AA-		5,000	5,720,602
MA DFA–Wellforce Hlth	4.00%	7/1/2035	BBB+		2,000	2,269,366
MA DFA–Wellforce Hlth	5.00%	7/1/2039	BBB+		2,685	3,269,737
MA DFA–Wellforce Hlth (AGM)	4.00%	10/1/2045	AA		1,685	1,912,077
Martin Co Hlth–Cleveland Clinic	4.00%	1/1/2046	AA		5,000	5,683,858

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Martin Co Hlth–Martin Mem Med	5.50%	11/15/2032	NR		$930	$960,496
Martin Hsp Dist	7.25%	4/1/2036	BBB	(e)	3,250	3,258,623
MD Hlth & HI Ed–Adventist	5.50%	1/1/2046	Baa3		10,000	11,724,150
MD Hlth & HI Ed–Doctors	5.00%	7/1/2038	Baa3		7,080	8,010,364
MD Hlth & HI Ed–Mercy Med Ctr	5.00%	7/1/2036	BBB+		1,320	1,530,097
MD Hlth & HI Ed–Mercy Med Ctr	5.00%	7/1/2038	BBB+		2,250	2,597,800
MD Hlth & Hi Ed–Mercy Med Ctr	6.25%	7/1/2031	BBB+		11,635	11,780,732
ME Hlth & Hi Ed–MaineGeneral Hlth	7.50%	7/1/2032	NR		11,150	11,346,732
MI Fin Auth–Trinity Health	4.00%	12/1/2049	AA-		6,000	6,895,919
MI Hosp Fin Auth–Ascension Hlth	5.00%	11/15/2047	AA+		4,000	4,982,459
MO Hlth Ed–Mercy Hlth	4.00%	6/1/2053	A+		19,000	21,433,661
MO Hlth Ed–Mosaic Hlth	4.00%	2/15/2054	A1		4,450	5,015,692
Montgomery Co Hgr Ed–Thomas Jeff U	4.00%	9/1/2049	A		3,960	4,390,283
Montgomery Co Hosp–Premier	4.00%	11/15/2042	Baa1		8,440	9,315,472
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2024	A-	(e)	3,150	3,321,358
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2025	A-	(e)	1,300	1,370,719
Montgomery Co IDA–Jefferson Hlth	5.00%	10/1/2027	Aa3		4,500	4,718,348
Montgomery Co IDA–Whitemarsh	5.375%	1/1/2050	NR		1,070	1,115,268
MT St Fac Fin Auth–Kalispell Med Ctr	5.00%	7/1/2043	BBB		4,000	4,579,902
MT St Fac Fin Auth–Kalispell Med Ctr	5.00%	7/1/2048	BBB		5,760	6,531,907
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		2,650	2,751,702
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2034	A-		1,100	1,225,800
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2029	A-		1,000	1,125,892
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2030	A-		580	650,845
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2031	A-		1,620	1,814,029
NE Ed Hlth–Immanuel	4.00%	1/1/2049	AA	(e)	10,000	10,806,519
NH Hlth & Ed–Dartmouth Hitchcock	5.00%	8/1/2059	A		3,110	4,673,416
NJ Hlth–St Peters Univ Hsp	5.75%	7/1/2037	BB+		5,000	5,014,019
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2029	AA		135	155,632
NY Dorm–Montefiore	4.00%	8/1/2036	BBB		1,450	1,634,364
NY Dorm–Montefiore	4.00%	8/1/2038	BBB		1,765	1,978,730
NY Dorm–Montefiore	5.00%	8/1/2033	BBB		1,000	1,220,488
NY Dorm–Montefiore	5.00%	8/1/2034	BBB		1,010	1,229,106
NY Dorm–Montefiore	5.00%	8/1/2035	BBB		1,000	1,214,107
NY Dorm–Montefiore Ob Group	5.00%	8/1/2030	BBB		3,040	3,752,270
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2031	BBB-		1,300	1,515,605

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2036	BBB-		$1,000	$1,141,648
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2040	BBB-		1,300	1,443,651
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2037	BBB-		1,000	1,137,256
OH Hsp–University Hospitals	4.00%	1/15/2050	A		12,000	13,576,591
OK DFA–OU Med	5.50%	8/15/2057	Baa3		7,090	8,591,853
OK DFA–OU Med (AGM)	4.00%	8/15/2048	AA		4,000	4,391,629
Oneida Co–Mohawk Valley Hlth (AGM)	4.00%	12/1/2049	AA		4,500	4,995,045
Oroville–Oroville Hsp	5.25%	4/1/2039	BB		1,000	1,157,524
Oroville–Oroville Hsp	5.25%	4/1/2054	BB		1,000	1,127,046
PA Hi Ed–U Penn Hlth	4.00%	8/15/2049	AA		7,000	8,020,950
Palm Beach Co Hlth–Lifespace	5.00%	5/15/2053	BBB	(e)	2,375	2,722,925
Palomar Hlth	5.00%	11/1/2036	BBB		6,025	6,848,109
Palomar Hlth	5.00%	11/1/2039	BBB		5,500	6,185,514
Pell City Spl Care Facs–Noland Hlth	5.00%	12/1/2031	A		4,845	4,964,073
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2031	BBB-		1,000	1,164,989
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2032	BBB-		1,000	1,161,418
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2033	BBB-		2,950	3,415,803
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2036	BBB-		1,250	1,317,282
Pulaski Co Pub Facs–Baptist Hlth	5.00%	12/1/2039	A		5,750	6,661,121
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB		950	990,974
Savannah Hosp–St.Joseph’s/Candler	4.00%	7/1/2043	A3		5,000	5,608,605
Savannah Hosp Auth–St.Joseph’s/Candler	4.00%	7/1/2039	A3		4,500	5,098,608
Tampa Hlth & Ed–Moffit Cancer	4.00%	7/1/2045	A2		3,960	4,468,433
UCal Med Ctr	5.25%	5/15/2038	AA-		660	719,473
VT Ed & Hlth–Univ of VT Med Ctr	5.00%	12/1/2035	A		4,500	5,306,859
WA Hlth Care–Overlake Hsp	5.00%	7/1/2038	A		4,000	4,419,905
Westchester CO Hlth Care	6.00%	11/1/2030	Baa2		110	110,395
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		30	30,112
WI Hlth & Ed–Marshfield Hlth Sys	4.00%	2/15/2050	A-		7,580	8,044,394
WI Hlth & Ed–Sauk-Prarie Mem Hsp	5.375%	2/1/2048	B1		840	858,866
WI PFA–ACTS	5.00%	11/15/2041	A-	(e)	1,125	1,345,461
WI PFA–Alabama Proton†	6.85%	10/1/2047	NR		1,410	1,443,491
Total						593,830,760

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing 2.68%
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2042	NR	$300	$325,483
CA HFA–MFH	3.50%	11/20/2035	BBB+	5,850	6,679,689
CA HFA–MFH	4.00%	3/20/2033	NR	18,444	21,393,479
CA HFA–MFH	4.25%	1/15/2035	BBB+	6,841	8,158,884
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	A-	650	713,710
CA Muni Fin–UC Berkeley Hsg	5.00%	6/1/2050	Baa3	1,410	1,516,495
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+	5,500	5,887,335
LA HFA–Gmf-LA Chateau	8.00%	9/1/2039	CCC	1,270	1,081,393
LA Pub Facs Auth–Provident LSU	5.00%	7/1/2059	A3	2,500	2,987,322
MI HDA	3.60%	10/1/2060	AA	6,330	6,683,522
NY State Hsg	3.15%	11/1/2054	Aa2	2,375	2,431,813
NYC HDC	2.55%	11/1/2045	AA+	23,000	22,649,593
NYC HDC	2.80%	2/1/2050	Aa2	10,000	10,064,109
NYC HDC	3.35%	11/1/2065	AA+	8,870	9,228,617
NYS HFA	2.50%	11/1/2045	Aa2	6,000	6,007,793
Phoenix IDA–ASU Std Hsg	5.00%	7/1/2037	Baa3	1,000	1,136,890
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2034	BBB-	1,000	1,066,644
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2039	BBB-	1,500	1,586,989
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2046	BBB-	1,000	1,051,791
Total					110,651,551

Lease Obligations 6.63%
CA Pub Wks–Judicial Council	5.00%	12/1/2028	Aa3	5,600	5,777,883
CA Pub Wks–Various Cap Proj	5.00%	10/1/2028	Aa3	535	547,676
CA Pub Wks–Various Cap Proj	5.00%	4/1/2033	Aa3	8,500	8,891,863
CA Pub Wks–Various Cap Proj	5.125%	10/1/2031	Aa3	2,500	2,560,760
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2026	AA	6,430	7,039,190
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2028	AA	7,000	7,025,830
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA	3,500	3,916,611
IL Sports Facs Auth (AGM)	5.00%	6/15/2028	AA	865	964,787
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2035	BBB+	6,500	7,040,209
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2040	BBB+	3,000	3,243,004
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2044	BBB+	6,145	6,629,581
IN Fin Auth–Stadium	5.25%	2/1/2032	AA+	5,000	5,940,656
KY Bond Dev Corp–Lexington Conv	4.00%	9/1/2048	A+	6,645	7,294,153
Los Angeles USD COP	5.00%	10/1/2025	A	1,000	1,068,301

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
Met Pier & Expo Auth–Mccormick Place (AGM)	Zero Coupon	12/15/2056	AA	$10,385	$3,356,901
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2032	BBB	3,575	2,682,621
MI Fin Auth–Wayne Co Criminal Justice	4.00%	11/1/2048	Aa3	3,500	3,943,188
MI St Bldg Auth	4.00%	4/15/2054	Aa2	6,500	7,438,060
NJ Ed Facs–Higher Ed	4.00%	9/1/2029	Baa1	5,445	5,904,129
NJ EDA–Bldgs	5.00%	6/15/2036	Baa1	1,285	1,530,284
NJ EDA–Bldgs	5.00%	6/15/2047	Baa1	6,050	7,052,367
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB	7,500	8,299,196
NJ EDA–Sch Facs	4.00%	6/15/2046	Baa1	1,000	1,117,053
NJ EDA–Sch Facs	4.00%	6/15/2050	Baa1	1,000	1,111,949
NJ EDA–Sch Facs	4.75%	6/15/2031	Baa1	1,550	1,800,084
NJ EDA–Sch Facs	5.00%	3/1/2028	Baa1	4,320	4,650,070
NJ EDA–Sch Facs	5.00%	6/15/2041	Baa1	5,050	5,837,919
NJ EDA–Sch Facs	5.00%	6/15/2042	Baa1	4,930	5,729,853
NJ EDA–Sch Facs	5.50%	6/15/2031	Baa1	1,450	1,753,056
NJ EDA–State House	5.00%	6/15/2043	Baa1	4,500	5,366,992
NJ EDA–Transit	5.00%	11/1/2044	Baa1	5,500	6,567,981
NJ Trans Trust Fund	Zero Coupon	12/15/2028	Baa1	10,000	8,645,584
NJ Trans Trust Fund	Zero Coupon	12/15/2031	Baa1	1,935	1,512,890
NJ Trans Trust Fund	Zero Coupon	12/15/2037	Baa1	3,390	2,143,198
NJ Trans Trust Fund	Zero Coupon	12/15/2038	Baa1	6,760	4,115,230
NJ Trans Trust Fund	4.00%	12/15/2031	Baa1	2,125	2,447,116
NJ Trans Trust Fund	4.00%	6/15/2044	Baa1	13,435	14,827,492
NJ Trans Trust Fund	4.00%	6/15/2050	Baa1	20,485	22,452,459
NJ Trans Trust Fund	5.00%	12/15/2023	Baa1	4,425	4,957,052
NJ Trans Trust Fund	5.00%	6/15/2030	A+	3,000	3,500,307
NJ Trans Trust Fund	5.00%	6/15/2031	A+	2,400	2,786,110
NJ Trans Trust Fund	5.00%	12/15/2035	Baa1	4,200	5,108,571
NJ Trans Trust Fund	5.00%	12/15/2036	Baa1	3,500	4,240,761
NJ Trans Trust Fund	5.00%	6/15/2038	Baa1	6,760	7,069,629
NJ Trans Trust Fund	5.00%	6/15/2042	Baa1	2,215	2,315,193
NJ Trans Trust Fund	5.00%	6/15/2046	Baa1	12,655	15,010,308
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon	12/15/2031	Baa1	3,995	3,190,294
NYC TFA–Bldg Aid	5.00%	7/15/2030	AA	10,000	10,576,325

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
NYC TFA–Bldg Aid	5.00%		7/15/2031	AA	$6,000	$6,356,143
NYC TFA–Bldg Aid	5.00%		7/15/2035	AA	545	669,255
Sacramento City Fing Auth (AMBAC)	5.25%		12/1/2023	AA-	3,150	3,571,269
St Louis Fin Corp–Convention Center (AGM)	5.00%		10/1/2045	AA	2,500	3,090,928
St Louis Fin Corp–Convention Center (AGM)	5.00%		10/1/2049	AA	2,625	3,210,741
Total						273,879,062

Other Revenue 4.09%
CA Infra & Econ Dev–Acad Motion Pict	5.00%		11/1/2041	Aa2	2,500	2,779,155
CA Infra & Econ Dev–Gladstone Inst	5.25%		10/1/2034	NR	8,100	8,299,780
CA Infra & Econ Dev–Museum of Nat Hist	4.00%		7/1/2050	A2	4,000	4,551,832
CA Sch Fin Auth–Green Dot Charter†	5.00%		8/1/2048	BBB-	1,650	1,899,051
City of Miami Beach–Parking Revs (BAM)	5.00%		9/1/2040	AA	2,000	2,332,033
Clifton Higher Ed–IDEA Pub Schs	5.00%		8/15/2042	A-	275	284,860
Clifton Higher Ed–IDEA Pub Schs	6.00%		8/15/2043	A-	1,000	1,090,583
Clifton Higher Ed–Intl Ldrshp Sch	6.125%		8/15/2048	NR	7,825	9,007,302
DC Rev–Friendship Pub Chtr Sch	5.00%		6/1/2032	BBB	500	528,582
DC Rev–Friendship Pub Chtr Sch	5.00%		6/1/2041	BBB	1,935	2,198,484
DC Rev–KIPP Chtr Sch	6.00%		7/1/2043	NR	1,000	1,128,292
DC Rev–KIPP Chtr Sch	6.00%		7/1/2048	NR	1,000	1,128,292
FL DFC–Mater Admy	5.00%		6/15/2050	BBB	2,135	2,402,821
FL DFC–Mater Admy	5.00%		6/15/2055	BBB	1,500	1,678,162
GA World Congress–Convention Ctr Hotel(b)	4.00%		1/1/2054	NR	5,000	5,558,024
Grand River Hosp Dist (AGM)	5.25%		12/1/2034	AA	1,000	1,184,210
Grand River Hosp Dist (AGM)	5.25%		12/1/2035	AA	1,000	1,173,434
Grand River Hosp Dist (AGM)	5.25%		12/1/2037	AA	1,160	1,344,691
Houston Hi Ed–Cosmos Fndtn	5.00%		2/15/2032	BBB	100	102,682
Houston HI Ed–Cosmos Fndtn	5.00%		2/15/2042	BBB	775	792,583
IL Fin Auth–Noble Chrter Schs	6.125%		9/1/2039	BBB	6,000	6,471,173
Indianapolis Local Pub Impt Bd Bk	5.00%		2/1/2031	AA-	7,120	7,950,116
KY Public Energy Auth–Peak Energy	4.00%	#(a)	2/1/2050	A1	11,660	13,674,467
Long Beach Nat Gas–ML	1.58%
	(3 Mo. LIBOR * .67 + 1.45%	)#	11/15/2027	A2	9,000	9,352,527
Lower AL Gas Dist–Goldman Sachs	4.00%	#(a)	12/1/2050	A2	2,000	2,279,633
Lower AL Gas Dist–Goldman Sachs	5.00%		9/1/2046	A2	19,500	27,762,181
Main St Nat Gas–Macquarie	5.00%		5/15/2037	A3	2,990	4,065,347
Main St Nat Gas–Macquarie	5.00%		5/15/2043	A3	3,250	3,850,752

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
Main St Nat Gas–Macquarie	5.00%	5/15/2049	A3	$8,150	$11,812,952
Maricopa Co IDA–Legacy Schools†	5.00%	7/1/2049	BB+	1,165	1,313,962
Maricopa Co IDA–Legacy Schools†	5.00%	7/1/2054	BB+	1,000	1,124,015
Met Boston Trans Pkg Corp	5.25%	7/1/2033	A1	11,000	11,113,453
MI Fin Auth–Bradford Admy	4.30%	9/1/2030	NR	360	372,383
MI Fin Auth–Bradford Admy	4.80%	9/1/2040	NR	565	585,758
MI Fin Auth–Bradford Admy	5.00%	9/1/2050	NR	925	957,957
Middlesex Co Impt Auth–Heldrich Ctr	6.125%	1/1/2025	NR	1,250	25,000
Middlesex Co Impt Auth–Heldrich Ctr	6.25%	1/1/2037	NR	1,700	34,000
NJ EDA–Team Academy	6.00%	10/1/2043	BBB	3,500	3,822,785
NYC Cultural–Lincoln Center	4.00%	12/1/2033	A	2,000	2,385,793
NYC Cultural–Lincoln Center	4.00%	12/1/2035	A	1,750	2,066,977
NYC Cultural–Lincoln Center	5.00%	12/1/2031	A	1,250	1,631,141
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039	A3	7,000	7,003,193
Total					169,120,418

Special Tax 1.51%
Allentown Neighborhood Impt	5.00%	5/1/2027	Baa3	250	261,362
Allentown Neighborhood Impt†	5.00%	5/1/2032	Ba3	1,845	2,149,655
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa3	4,800	4,981,284
CT Spl Tax–Trans Infra	5.00%	8/1/2034	A+	3,600	4,191,247
CT Spl Tax–Trans Infra	5.00%	1/1/2037	A+	7,000	8,501,440
CT Spl Tax–Trans Infra	5.00%	1/1/2038	A+	4,250	5,149,205
Gramercy Farms CDD~	Zero Coupon	5/1/2039	NR	3,625	1,993,750
Gramercy Farms Cmnty Dev Dist(c)	5.25%	5/1/2039	NR	1,340	214	(d)
Inland Valley Redev Agy	5.25%	9/1/2037	A-	4,875	5,384,817
Irvine CFD–Great Park	5.00%	9/1/2044	NR	500	555,514
NJ EDA–Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	2,325	2,547,258
NYC IDA–Yankee Stadium	4.00%	3/1/2045	Baa1	3,600	4,046,171
PA COP	4.00%	7/1/2046	A	2,375	2,626,026
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA	1,500	1,700,255
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2031	AA	1,400	1,585,618
Riverside RDA–Housing	Zero Coupon	10/1/2041	A	11,195	15,300,387
San Jose Spl Tax–Conv Ctr	5.50%	5/1/2024	A+	660	661,725
Stone Canyon CID(c)	5.70%	4/1/2022	NR	1,000	260,000
Stone Canyon CID(c)	5.75%	4/1/2027	NR	1,300	338,000
Total					62,233,928

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue 4.85%
Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+		$3,300	$3,512,385
Casino Reinv Dev Auth	5.25%	11/1/2044	Baa2		1,950	2,064,253
Chicago Brd Ed–CIT	5.00%	4/1/2042	A-	(e)	1,800	2,055,548
Chicago Trans Auth	5.00%	12/1/2046	A+		2,835	3,365,732
Chicago Trans Auth	5.25%	12/1/2049	AA		10,000	11,608,622
City of Sparks–Legends at Sparks Marina†	2.50%	6/15/2024	Ba2		340	343,281
City of Sparks–Legends at Sparks Marina†	2.75%	6/15/2028	Ba2		750	766,550
Cook Co Sales Tax	4.00%	11/15/2034	AA-		3,750	4,337,701
CT Spl Tax–Trans Infra	4.00%	5/1/2036	A+		2,500	2,914,299
CT Spl Tax–Trans Infra	4.00%	5/1/2039	A+		3,150	3,636,724
Hudson Yards	5.75%	2/15/2047	AA-		350	351,353
MA Sch Bldg Auth–Sales Tax	4.00%	2/15/2043	AA		1,000	1,141,188
Met Atlanta Rapid Trans Auth	3.25%	7/1/2039	AA+		2,330	2,525,094
Met Pier & Expo Auth–Mccormick Place	5.50%	6/15/2053	BBB		4,415	5,068,703
Met Pier & Expo Auth–McCormick Place (AGM)	Zero Coupon	6/15/2045	AA		3,580	1,717,734
Met Pier & Expo Auth–McCormick Place (AGM)	Zero Coupon	6/15/2046	AA		1,595	739,452
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2030	BBB		10,535	8,477,954
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	BBB		20,000	12,819,388
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	BBB		15,000	9,236,682
Met Pier & Expo Auth–McCormick Place TCRS (BAM)	5.00%	6/15/2053	AA		915	1,010,095
NY UDC–PIT	3.00%	3/15/2050	AA+		12,500	12,898,705
NY UDC–PIT	5.00%	3/15/2033	AA+		750	816,274
NYC TFA–Future Tax	3.00%	2/1/2051	AAA		16,525	17,083,695
NYC TFA–Future Tax	4.00%	5/1/2037	AAA		3,000	3,437,181
NYC TFA–Future Tax	4.00%	8/1/2042	AAA		1,000	1,129,892
NYC TFA–Future Tax	4.00%	5/1/2044	AAA		1,000	1,128,267
NYC TFA–Future Tax	5.00%	2/1/2036	AAA		1,000	1,120,270
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR		1,271	1,048,352
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR		2,122	1,626,704
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR		2,549	1,812,527
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR		2,798	619,342

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)
PR Corp Sales Tax	4.329%	7/1/2040	NR		$7,602	$8,151,016
PR Corp Sales Tax	4.329%	7/1/2040	NR		8,303	8,902,643
PR Corp Sales Tax	4.536%	7/1/2053	NR		39	41,916
PR Corp Sales Tax	4.55%	7/1/2040	NR		129	140,133
PR Corp Sales Tax	4.75%	7/1/2053	NR		6,895	7,504,548
PR Corp Sales Tax	4.784%	7/1/2058	NR		1,067	1,157,274
PR Corp Sales Tax	5.00%	7/1/2058	NR		24,533	27,076,581
Reno Cap Impt (AGM)	4.00%	6/1/2043	AA		4,725	5,237,248
Reno Cap Impt (AGM)	4.00%	6/1/2046	AA		6,800	7,503,404
San Jose Spl Tax–Conv Ctr	5.50%	5/1/2026	A+		275	275,670
San Jose Spl Tax–Conv Ctr	6.125%	5/1/2031	A+		4,190	4,200,289
San Jose Spl Tax–Conv Ctr	6.50%	5/1/2036	A+		530	531,347
Sonoma Marin Area Rail	5.00%	3/1/2028	AA		510	532,805
VA Small Bus Fin–NTL Senior Lvg	4.00%	1/1/2045	A	(e)	4,000	4,377,123
VT Edu Loan Rev AMT	3.375%	6/15/2036	A		4,425	4,461,135
Total						200,507,079

Tobacco 4.63%
Buckeye Tobacco	Zero Coupon	6/1/2057	NR		19,000	2,875,544
Buckeye Tobacco	5.00%	6/1/2055	NR		39,000	43,970,530
Golden St Tobacco	5.00%	6/1/2029	BBB		2,500	3,032,358
Golden St Tobacco	5.00%	6/1/2030	Aa3		500	546,201
Golden St Tobacco	5.00%	6/1/2047	NR		7,500	7,759,931
Golden St Tobacco	5.00%	6/1/2047	NR		8,130	8,411,765
Golden St Tobacco	5.25%	6/1/2047	NR		4,375	4,540,593
Los Angeles Co Tobacco	Zero Coupon	6/1/2055	NR		9,000	1,740,600
Los Angeles Co Tobacco	4.00%	6/1/2049	BBB+		6,770	7,775,370
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-		250	302,517
MI Tob Settlement	Zero Coupon	6/1/2058	NR		25,000	1,240,030
MI Tob Settlement	4.00%	6/1/2049	BBB+		3,365	3,826,474
MI Tob Settlement	5.00%	6/1/2049	BBB-		6,625	8,006,040
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR		20,000	1,349,008
PA Tob Settlement (AGM)	4.00%	6/1/2039	AA		15,000	17,010,658
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A		3,325	3,964,475
Sacramento Co Tobacco	Zero Coupon	6/1/2060	NR		5,000	1,189,658
Sacramento Co Tobacco	4.00%	6/1/2034	A-		1,000	1,212,999
Sacramento Co Tobacco	4.00%	6/1/2036	A-		1,050	1,260,961

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)
Sacramento Co Tobacco	4.00%	6/1/2038	A-		$1,000	$1,188,627
Sacramento Co Tobacco	4.00%	6/1/2040	A-		1,000	1,178,079
Sacramento Co Tobacco	4.00%	6/1/2049	BBB+		2,250	2,596,295
San Diego Co Tobacco	5.00%	6/1/2048	BBB+		1,500	1,835,952
San Diego Co Tobacco	5.00%	6/1/2048	BBB-		9,700	11,649,605
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR		5,895	5,900,999
Tobacco Settlement Auth IA	5.50%	6/1/2042	B-		205	207,804
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-		2,000	2,017,030
Tobacco Settlement Fin Corp LA	5.25%	5/15/2035	A-		2,310	2,505,935
Tobacco Settlement Fin Corp NJ	3.20%	6/1/2027	BBB		1,535	1,574,727
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2031	A-		4,605	5,690,655
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2033	A-		1,000	1,226,409
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+		3,760	4,371,209
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+		8,900	10,642,309
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		7,540	7,578,196
TSASC	5.00%	6/1/2023	B-		3,400	3,493,433
TSASC	5.00%	6/1/2035	A-		1,390	1,675,131
TSASC	5.00%	6/1/2048	NR		5,550	6,000,787
Total						191,348,894

Transportation 24.63%
AL Port Auth (AGM)	5.00%	10/1/2036	AA		750	895,646
AL Port Auth AMT (AGM)	5.00%	10/1/2034	AA		2,000	2,367,858
AL Port Auth AMT (AGM)	5.00%	10/1/2035	AA		2,000	2,362,575
Alameda Corridor Trsp Auth (AGM)	5.00%	10/1/2034	AA		3,650	4,353,211
Atlanta Arpt–PFC	5.00%	1/1/2028	Aa3		2,000	2,243,415
Atlanta Arpt–PFC	5.00%	1/1/2031	Aa3		4,000	4,478,681
Atlanta Arpt AMT	4.00%	7/1/2039	Aa3		2,250	2,558,379
Bay Area Toll Auth	4.00%	4/1/2049	AA-		4,860	5,507,537
CA Muni Fin–LINXS (AGM) AMT	4.00%	12/31/2047	AA		3,630	4,038,004
CA Muni Fin–LINXS AMT	4.00%	12/31/2047	BBB-	(e)	14,450	16,074,150
CA Muni Fin Auth–LINXS AMT	5.00%	12/31/2038	BBB-	(e)	5,000	5,992,129
Canaveral FL Port Auth AMT	5.00%	6/1/2045	A3		4,630	5,355,153
Canaveral Port Auth	5.00%	6/1/2048	A3		4,890	5,508,776
Central TX Mobility Auth(b)	4.00%	1/1/2051	A-		2,125	2,406,860
Central TX Mobility Auth	5.00%	1/1/2045	A-		4,500	5,068,132
Central TX Mobility Auth(b)	5.00%	1/1/2046	A-		1,500	1,867,371

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Central TX Tpk	5.00%		8/15/2033	A-	$5,750	$6,453,972
Central TX Tpk	5.00%		8/15/2037	A-	1,000	1,115,587
Charlotte Arpt	5.00%		7/1/2033	Aa3	575	581,380
Chicago Midway Arpt	4.00%		1/1/2034	A-	1,000	1,099,124
Chicago O’Hare Arpt	4.00%		1/1/2044	A	13,500	15,086,133
Chicago O’Hare Arpt	5.00%		1/1/2048	A	1,020	1,221,033
Chicago O’Hare Arpt–TRIPS AMT	5.00%		7/1/2048	BBB+	3,500	4,093,357
Chicago O’Hare Arpt AMT	5.00%		1/1/2047	A	5,735	6,571,915
Chicago O’Hare Arpt AMT	5.00%		1/1/2048	A	10,000	11,814,928
Chicago O’Hare Arpt AMT	5.00%		1/1/2053	A	10,000	11,766,799
Chicago Trans Auth	4.00%		12/1/2055	A+	4,000	4,436,091
Chicago Trans Auth	5.00%		12/1/2055	A+	1,750	2,128,714
Cleveland Arpt (AGM)	5.00%		1/1/2031	AA	900	1,029,637
CT Airport Auth–Bradley Arpt AMT	4.00%		7/1/2049	BBB	3,600	3,877,926
CT Airport Auth–Ground Trans Proj AMT	5.00%		7/1/2049	BBB	3,425	3,941,106
Delaware River Port Auth	5.00%		1/1/2029	A+	470	528,162
Delaware River Port Auth	5.00%		1/1/2034	A+	8,000	8,948,065
Denver City & Co Arpt	4.00%		12/1/2043	A	5,000	5,627,526
Denver City & Co Arpt AMT	4.00%		12/1/2043	A	2,565	2,835,503
Denver City & Co Arpt AMT	4.00%		12/1/2048	A	4,255	4,672,713
Denver City & Co Arpt AMT	5.25%		11/15/2043	A	8,000	8,825,365
Denver RTD–Eagle P3	4.00%		7/15/2033	Baa2	1,100	1,335,374
Denver RTD–Eagle P3	4.00%		7/15/2035	Baa2	1,250	1,478,733
Denver RTD–Eagle P3	4.00%		7/15/2039	Baa2	2,100	2,610,660
DFW Arpt	5.00%		11/1/2030	A	850	945,144
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon		9/1/2032	A	4,200	3,326,656
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon		9/1/2037	A	7,720	4,052,010
Eagle Co Arpt AMT	5.00%		5/1/2033	Baa2	2,430	2,772,923
Eagle Co Arpt AMT	5.00%		5/1/2037	Baa2	1,000	1,132,698
Eagle Co Arpt AMT	5.00%		5/1/2041	Baa2	3,000	3,373,550
FL Tpk Auth–Dept Trans	5.00%		7/1/2034	AA	500	505,548
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	A-	5,000	3,742,200
Foothill / Eastern Corridor Toll Rd	3.50%	#(a)	1/15/2053	A-	12,500	13,756,149
Foothill / Eastern Corridor Toll Rd	4.00%		1/15/2046	A-	5,496	6,362,987
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2049	A-	9,000	10,428,862
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2053	A-	8,000	9,270,099

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Hampton Rds Trans	5.25%	7/1/2060	AA	$20,000	$25,732,114
Hampton Roads Trans Commn	5.50%	7/1/2057	AA	7,500	9,264,649
Harris Co Toll Rd (The)	4.00%	8/15/2048	Aa1	500	569,191
HI Airport Sys AMT	5.00%	7/1/2041	A+	5,000	5,729,197
HI Airport Sys AMT	5.00%	7/1/2048	A+	11,905	14,088,008
HI Arprt AMT	4.00%	7/1/2035	A+	4,425	5,089,666
Houston Arpt–Continental Airlines AMT	6.625%	7/15/2038	Ba3	2,500	2,553,275
Houston Arpt AMT	4.00%	7/1/2047	A1	3,750	4,198,542
Kansas City IDA–Kansas City Arpt AMT	4.00%	3/1/2036	A2	3,000	3,459,163
Kansas City IDA–Kansas City Intl Airport AMT	5.00%	3/1/2054	A2	23,835	28,163,093
Lee Co Arpt AMT	5.375%	10/1/2032	A2	3,695	3,751,747
Los Angeles Dept Arpts–LAX AMT	4.00%	5/15/2050	Aa2	8,250	9,331,543
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2041	Aa2	4,000	4,592,576
MA Port Auth AMT	4.00%	7/1/2046	Aa2	5,465	6,021,627
MA Port Auth AMT	5.00%	7/1/2040	Aa2	1,500	1,714,421
MA Port Auth AMT	5.00%	7/1/2045	Aa2	3,315	3,763,535
MD EDC–Ports America Chesapeake AMT	5.00%	6/1/2044	Baa3	375	416,964
MD EDC–Ports America Chesapeake AMT	5.00%	6/1/2049	Baa3	750	829,945
MD Trans–Baltimore Intl Arpt AMT	3.00%	6/1/2036	A	7,310	7,678,421
Met Airpt Auth–Dulles Metrorail	Zero Coupon	10/1/2037	A-	10,000	5,650,000
Met DC Arpt AMT	5.00%	10/1/2027	Aa3	3,250	3,734,057
Met DC Arpt AMT	5.00%	10/1/2028	Aa3	2,000	2,215,131
Met DC Arpt AMT	5.00%	10/1/2035	Aa3	4,525	5,339,130
Met Nashville Arpt	5.00%	7/1/2054	A2	2,390	2,948,532
Met Nashville Arpt AMT	4.00%	7/1/2054	A2	3,000	3,352,915
Met Nashville Arpt Auth	4.00%	7/1/2049	A2	19,400	21,756,731
Met Nashville Arpt Auth AMT	5.00%	7/1/2049	A2	5,000	6,067,762
MI Strategic Fund–I-75 AMT	5.00%	6/30/2048	Baa2	2,500	2,971,806
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2029	A-	500	559,616
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2030	A-	550	613,238
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2032	A-	1,160	1,288,342
Miami Dade Co Aviation–Mia AMT	4.00%	10/1/2044	A-	1,950	2,176,042
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2028	A2	4,435	5,079,006
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2029	A2	2,500	2,855,590
Miami Dade Co Aviation–Mia AMT	5.00%	10/1/2034	A2	10,000	11,363,158

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
Miami Dade CO Aviation–MIA AMT	5.00%		10/1/2049	A-		$6,000	$7,257,565
Miami Dade Co Expwy Auth	5.00%		7/1/2027	A		160	182,010
Miami Dade Co Expwy Auth	5.00%		7/1/2028	A		515	585,312
Mid Bay Bridge Auth	7.25%		10/1/2034	AAA	(e)	5,900	6,105,836
Minneapolis / St Paul Met Arpts	5.00%		1/1/2027	A		575	645,988
Minneapolis / St Paul Met Arpts	5.00%		1/1/2031	A		2,000	2,231,218
MTA NY	4.00%		2/1/2022	NR		5,000	5,136,258
MTA NY	4.00%		11/15/2043	A3		20,000	22,550,924
MTA NY	4.00%		11/15/2045	A3		2,500	2,791,398
MTA NY	5.00%		11/15/2035	A3		4,265	5,009,194
MTA NY	5.00%	#(a)	11/15/2045	A3		2,700	3,384,326
MTA NY	5.00%		11/15/2050	A3		11,125	13,360,976
MTA NY	5.25%		11/15/2044	A3		9,680	10,845,962
MTA NY	5.25%		11/15/2055	A3		13,000	15,837,263
MTA NY (AGM)	4.00%		11/15/2054	AA		6,000	6,763,648
NC Tpk Auth–Triangle Exprs	5.00%		1/1/2032	BBB		1,350	1,603,402
NC Tpk Auth–Triangle Exprs	5.00%		1/1/2043	BBB		1,150	1,396,660
NC Tpk Auth–Triangle Exprs (AGM)	4.00%		1/1/2037	AA		14,255	16,370,634
NC Tpk Auth–Triangle Exprs (AGM)	4.00%		1/1/2038	AA		1,000	1,145,241
NC Tpk Auth–Triangle Exprs (AGM)	4.00%		1/1/2055	AA		4,000	4,502,852
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%		4/1/2025	A3		2,750	3,070,492
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%		4/1/2026	A3		1,000	1,115,915
NJ EDA–Transit	4.00%		11/1/2044	Baa1		4,715	5,223,840
NJ Tpk Auth	4.00%		1/1/2033	A+		1,630	1,879,704
NJ Tpk Auth	4.00%		1/1/2042	A+		5,000	5,839,773
NJ Tpk Auth	4.00%		1/1/2043	A+		5,555	6,241,322
NJ Trans Trust Fund	4.00%		6/15/2045	Baa1		3,300	3,691,832
NJ Trans Trust Fund	4.00%		6/15/2050	Baa1		7,690	8,548,482
NJ Trans Trust Fund	5.00%		6/15/2045	Baa1		5,000	6,074,509
NJ Trans Trust Fund	5.00%		6/15/2050	Baa1		2,750	3,321,684
North TX Twy Auth	5.00%		1/1/2031	A		250	279,047
North TX Twy Auth	5.00%		1/1/2040	A+		4,350	4,657,627
North TX Twy Auth	5.00%		1/1/2048	A		5,000	5,936,182
NY Trans Dev Corp–Delta AMT	4.00%		10/1/2030	Baa3		6,500	7,551,363
NY Trans Dev Corp–Delta AMT	4.00%		1/1/2036	Baa3		3,295	3,622,128
NY Trans Dev Corp–Delta AMT	5.00%		1/1/2029	Baa3		2,405	2,932,185

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2030	Baa3		$3,275	$3,963,703
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2033	Baa3		12,450	14,883,038
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2034	Baa3		4,205	5,009,954
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2036	Baa3		2,250	2,667,849
NY Trans Dev Corp–Delta AMT	5.00%	10/1/2040	Baa3		11,500	14,111,303
NY Trans Dev Corp–JFK IAT	4.00%	12/1/2039	Baa1		1,000	1,118,293
NY Trans Dev Corp–JFK IAT	4.00%	12/1/2041	Baa1		1,000	1,117,769
NY Trans Dev Corp–JFK IAT	5.00%	12/1/2035	Baa1		1,000	1,243,902
NY Trans Dev Corp–JFK IAT	5.00%	12/1/2037	Baa1		1,500	1,851,178
NY Trans Dev Corp–JFK IAT AMT	5.00%	12/1/2025	Baa1		1,100	1,283,232
NY Trans Dev Corp–JFK IAT AMT	5.00%	12/1/2035	Baa1		1,250	1,547,511
NY Trans Dev Corp–JFK IAT AMT(b)	5.00%	12/1/2037	Baa1		1,240	1,529,097
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2041	Baa3		2,330	2,512,282
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2046	Baa3		1,340	1,441,742
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2046	Baa3		7,315	8,179,170
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		19,605	22,096,262
NY Twy Auth (AGM)	4.00%	1/1/2051	AA		2,725	2,960,333
NYS Thruway–Service Area Proj AMT(b)	4.00%	10/31/2041	BBB-	(e)	1,500	1,700,650
NYS Thruway–Service Area Proj AMT(b)	4.00%	10/31/2046	BBB-	(e)	2,710	3,034,701
NYS Thruway–Service Area Proj AMT	4.00%	4/30/2053	BBB-	(e)	2,500	2,784,977
Orlando & Orange Co Expwy Auth	4.00%	7/1/2035	A+		5,000	5,674,805
Osceola Co Trans–Osceola Parkway	5.00%	10/1/2039	BBB+		1,000	1,241,970
Osceola Parkway	4.00%	10/1/2054	BBB+		9,300	10,391,446
PA Tpk Commn	3.00%	12/1/2042	A		2,500	2,605,255
PA Tpk Commn	4.00%	12/1/2038	A3		3,425	3,865,030
PA Tpk Commn	4.00%	12/1/2043	A		1,500	1,736,690
PA Tpk Commn	4.00%	12/1/2044	A		2,000	2,309,084
PA Tpk Commn	4.00%	12/1/2045	A		3,125	3,601,291
PA Tpk Commn	5.00%	6/1/2029	A3		9,000	10,696,890
PA Tpk Commn	5.00%	12/1/2039	A+		750	859,858
PA Tpk Commn	5.00%	12/1/2044	A3		3,500	4,273,603
Philadelphia Airport AMT	5.00%	7/1/2042	A2		4,440	5,185,417
Phoenix Arpt AMT	4.00%	7/1/2037	A1		8,000	9,048,597
Phoenix Arpt AMT	4.00%	7/1/2038	A1		5,960	6,722,662
Phoenix Arpt AMT	4.00%	7/1/2044	A1		2,000	2,222,284
Port Auth NY & NJ	4.00%	9/1/2043	Aa3		2,000	2,287,286
Port Auth NY & NJ	5.25%	10/15/2055	Aa3		3,675	4,271,094

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Port Auth NY & NJ AMT	4.00%	7/15/2055	Aa3	$5,000	$5,590,213
Port Auth NY & NJ AMT	4.00%	11/1/2059	Aa3	8,030	8,915,420
Port Auth NY & NJ AMT	4.00%	7/15/2060	Aa3	10,200	11,353,797
Port Auth NY & NJ AMT	4.00%	7/15/2061	Aa3	8,000	8,958,918
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2039	A+	2,000	2,233,451
PR Hwy & Trans Auth(c)	4.00%	7/1/2017	NR	240	88,200
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	2,000	2,437,212
PR Hwy & Trans Auth (AGM)	5.50%	7/1/2025	AA	2,000	2,300,056
Sacramento Co Arpt	5.00%	7/1/2041	A-	8,000	9,451,911
Salt Lake City Arpt AMT	5.00%	7/1/2034	A	5,000	5,999,261
San Antonio Arpt AMT	5.00%	7/1/2045	A1	8,435	9,665,155
San Diego Arpt AMT	4.00%	7/1/2044	A-	800	905,460
San Francisco Arpt AMT	4.00%	5/1/2049	A1	1,500	1,683,900
San Francisco Arpt AMT	5.00%	5/1/2025	A1	5,000	5,017,326
San Francisco Arpt AMT	5.00%	5/1/2050	A1	8,150	9,762,953
San Francisco Arpt AMT	5.25%	5/1/2033	A1	7,000	7,645,841
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	A-	11,250	12,482,415
San Jose Arpt	5.00%	3/1/2047	A2	750	891,968
San Jose Arpt AMT	5.00%	3/1/2047	A2	2,800	3,281,794
San Jose Arpt AMT	6.25%	3/1/2034	A2	5,000	5,001,676
SC St Port Auth AMT	5.00%	7/1/2044	A+	5,000	6,066,901
Triborough Brdg & Tunl Auth	3.00%	11/15/2047	AA-	7,280	7,610,388
Triborough Brdg & Tunl Auth	4.00%	11/15/2054	AA-	12,505	14,282,162
Triborough Brdg & Tunl Auth	5.00%	11/15/2042	AA-	1,640	1,994,796
Triborough Brdg & Tunl Auth	5.00%	11/15/2054	AA-	6,800	8,424,321
TX Surface Trans Corp–I-635	4.00%	6/30/2037	Baa2	2,100	2,420,150
TX Surface Trans Corp–I-635	4.00%	12/31/2037	Baa2	2,125	2,445,094
TX Surface Trans Corp–I-635	4.00%	6/30/2038	Baa2	1,050	1,205,246
TX Surface Trans Corp–I-635	4.00%	12/31/2038	Baa2	1,375	1,575,749
TX Surface Trans Corp–I-635	4.00%	6/30/2039	Baa2	1,340	1,535,986
TX Surface Trans Corp–I-635	4.00%	12/31/2039	Baa2	1,025	1,170,611
TX Surface Trans Corp–I-635	4.00%	6/30/2040	Baa2	1,125	1,283,008
TX Surface Trans Corp–NTE 3C AMT	5.00%	6/30/2058	Baa3	5,185	6,197,409
TX Trans Comm–Hwy 249	5.00%	8/1/2057	Baa3	2,625	3,022,274
VA Small Bus Fing–Elizabeth River AMT	5.25%	1/1/2032	BBB-	6,100	6,394,180
VA Small Bus Fing–Elizabeth River AMT	6.00%	1/1/2037	BBB-	1,230	1,301,138

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Wayne Co Arpt AMT	5.00%	12/1/2039	A1	$1,700	$1,935,724
Wayne Co Arpt AMT	5.00%	12/1/2042	A1	1,200	1,415,388
WV Parkways Auth	4.00%	6/1/2047	AA-	5,235	5,926,668
Total					1,017,342,319

Utilities 10.34%
Adelanto Util Sys (AGM)	5.00%	7/1/2039	AA	1,500	1,845,297
Baltimore Wastewater	5.00%	7/1/2039	AA-	4,750	5,375,569
Baltimore Water	4.00%	7/1/2049	Aa2	5,850	6,740,434
Baltimore Water	5.00%	7/1/2032	Aa3	2,435	2,775,641
Baltimore Water	5.00%	7/1/2046	Aa3	10,000	11,739,967
Burke Co Dev–Oglethorpe Power	4.125%	11/1/2045	BBB+	3,095	3,436,339
Burke Co Dev–Oglethorpe Power	4.125%	11/1/2045	BBB+	3,550	3,941,520
CA Poll Ctl–Poseidon Res†	5.00%	7/1/2039	Baa3	2,200	2,646,481
CA Poll Ctl–Poseidon Res†	5.00%	11/21/2045	Baa3	2,750	3,264,958
Campbell Co Solid Wste–Basin Elec	3.625%	7/15/2039	A	11,270	12,003,532
Casitas Muni Water Dist (BAM)	5.25%	9/1/2047	AA	500	611,338
Central Plains–Goldman Sachs	5.00%	9/1/2032	A2	5,525	5,861,496
Central Plains–Goldman Sachs	5.00%	9/1/2042	BBB+	11,040	15,484,211
Central Plains–Goldman Sachs	5.25%	9/1/2037	A2	9,025	9,615,404
Chicago Water	5.00%	11/1/2029	A	4,560	5,713,752
Chicago Water	5.00%	11/1/2036	A	1,775	2,182,615
Chicago Water	5.00%	11/1/2039	A	3,455	3,896,726
Chicago Water (AGM)	5.00%	11/1/2036	AA	3,000	3,693,170
Chicago Water (AGM)	5.00%	11/1/2037	AA	2,500	3,070,106
CO Public Auth–ML	6.50%	11/15/2038	A2	9,565	14,699,908
Compton Water	6.00%	8/1/2039	NR	5,500	5,517,433
Detroit Sewer	5.00%	7/1/2034	A+	1,980	2,317,720
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	4,000	4,552,206
GA Muni Elec Auth–MEAG	4.00%	1/1/2049	BBB+	5,000	5,518,142
GA Muni Elec Auth–MEAG	5.00%	1/1/2033	A2	1,910	2,179,591
GA Muni Elec Auth–MEAG	5.00%	1/1/2048	BBB+	5,000	5,908,390
GA Muni Elec Auth–MEAG	5.00%	1/1/2056	A	3,810	4,501,542
GA Muni Elec Auth–MEAG	5.00%	1/1/2059	BBB+	2,000	2,343,713
Guam Waterworks Auth	5.00%	1/1/2050	A-	2,250	2,710,375
HI Dept Budget–Hawaiian Electric	3.20%	7/1/2039	Baa2	18,865	20,185,409
HI Dept Budget–Hawaiian Electric AMT	3.10%	5/1/2026	Baa2	6,235	6,799,198

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
IN Fin Auth–OVEC	5.00%		6/1/2039	Ba1		$2,315	$2,382,015
Jefferson Co Sewer	Zero Coupon		10/1/2039	BBB		350	355,563
Jefferson Co Sewer	6.00%		10/1/2042	BBB		5,000	5,812,899
Jefferson Co Sewer	6.50%		10/1/2053	BBB		7,700	9,049,374
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2026	AA		1,000	855,892
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2027	AA		4,875	3,915,752
Jefferson Co Sewer (AGM)	5.50%		10/1/2053	AA		3,555	3,996,415
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2035	Baa1		5,000	6,066,709	(d)
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2036	Baa1		5,000	6,055,656	(d)
Long Beach Nat Gas–ML	5.50%		11/15/2037	A2		8,950	12,943,478
Louisville/Jeff Co Met Swr Dist	5.00%		5/15/2028	AA		9,710	9,995,292
Lower AL Gas Dist–Goldman Sachs	5.00%		9/1/2031	A2		1,850	2,407,810
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2040	A		2,970	3,401,000
Main St Nat Gas–Citibank	4.00%	#(a)	3/1/2050	A3		2,725	3,142,074
Main St Nat Gas–Macquarie	5.00%		5/15/2035	A3		2,000	2,693,850
Maricopa Co Poll Cntrl–El Paso Elec	3.60%		2/1/2040	Baa2		5,085	5,557,697
Maricopa Co Poll Cntrl–El Paso Elec	3.60%		4/1/2040	Baa2		3,445	3,766,593
New Orleans Water	5.00%		12/1/2034	A-		1,000	1,162,402
Norfolk Water	5.25%		11/1/2028	AA+		1,000	1,209,777
North Sumter Co Util Dep Dist	5.00%		10/1/2032	A-		5,400	5,760,918
NYC Muni Water	5.00%		6/15/2036	AA+		500	568,975
Omaha Pub Pwr Dist	5.25%		2/1/2042	A+		4,000	4,652,508
Paducah Electric (AGM)	5.00%		10/1/2033	AA		1,000	1,215,261
Paducah Electric (AGM)	5.00%		10/1/2034	AA		1,000	1,213,309
Paducah Electric (AGM)	5.00%		10/1/2035	AA		1,000	1,210,956
Philadelphia Gas Works	5.00%		8/1/2029	A		2,000	2,334,001
Philadelphia Gas Works	5.00%		8/1/2030	A		1,500	1,743,594
Philadelphia Water & Wastewater	5.00%		7/1/2030	A+		3,355	3,948,700
Philadelphia Water & Wastewater	5.25%		10/1/2052	A+		6,610	7,976,374
PR Aqueduct & Swr Auth†	5.00%		7/1/2030	NR		4,000	4,813,421
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Ca		3,240	3,418,200
PR Aqueduct & Swr Auth	5.75%		7/1/2037	Ca		3,080	3,269,578
PR Elec Pwr Auth(c)	0.859% (3 Mo. LIBOR * .67 + .70%	)#	7/1/2031	D	(e)	4,000	3,375,000
PR Elec Pwr Auth(c)	5.00%		7/1/2028	D	(e)	270	245,025
PR Elec Pwr Auth(c)	5.25%		7/1/2028	D	(e)	880	800,800

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2021

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
PR Elec Pwr Auth (AGC)		4.25%		7/1/2027	AA		$280	$280,645
Prichard Wtr & Swr		4.00%		11/1/2044	BBB+		1,530	1,672,658
Prichard Wtr & Swr		4.00%		11/1/2049	BBB+		3,890	4,224,179
Salt Verde Fin Corp–Citi		5.00%		12/1/2032	A3		5,565	7,341,483
Salt Verde Fin Corp–Citi		5.00%		12/1/2037	A3		15,995	22,227,986
Salt Verde Fin Corp–Citi		5.25%		12/1/2027	A3		3,750	4,663,505
SC Pub Service Auth–Santee Cooper		4.00%		12/1/2042	A		5,000	5,809,101
Southern CA Pub Pwr Auth–Goldman Sachs	1.607% (3 Mo. LIBOR * .67 + 1.47%		)#	11/1/2038	A2		3,090	3,001,764	(d)
Southern CA Pub Pwr Auth–Goldman Sachs		5.00%		11/1/2033	A2		1,850	2,479,202
TEAC–Goldman Sachs		5.625%		9/1/2026	BBB	(e)	10,550	12,946,634
Texas Water Dev Brd		4.00%		10/15/2037	AAA		7,760	9,252,249
Transbay Pwr Auth		5.00%		10/1/2045	A-	(e)	1,000	1,224,202
Transbay Pwr Auth		5.00%		10/1/2049	A-	(e)	1,100	1,340,806
Trimble Env Facs–Louisville Gas & Elec		3.75%		6/1/2033	A1		12,500	14,127,054
TX Muni Gas Acq & Supply–Macquarie		5.00%		12/15/2030	A3		6,500	8,380,378
TX Muni Gas Acq & Supply–Macquarie		5.00%		12/15/2031	A3		6,000	7,850,286
TX Muni Gas Acq & Supply–Macquarie		5.00%		12/15/2032	A3		6,000	7,941,506
Total								427,212,689
Total Municipal Bonds (cost $3,795,141,101)								4,070,784,099

	Interest Rate#	Interest Rate Reset Date(f)		Final Maturity Date

SHORT-TERM INVESTMENTS 0.77%

Variable Rate Demand Notes 0.77%

Special Tax 0.02%
NYC TFA–Future Tax	0.06%	4/1/2021		8/1/2042	AAA		780	780,000

Tax Revenue 0.05%
NYC TFA–Future Tax	0.05%	4/1/2021		5/1/2034	AAA		2,235	2,235,000

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2021

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 0.70%
Appling Co Dev–GA Power	0.11%	4/1/2021	9/1/2041	A-	$8,200	$8,200,000
NYC Muni Water	0.07%	4/1/2021	6/15/2045	NR	14,480	14,480,000
NYC Muni Water	0.07%	4/1/2021	6/15/2049	AA+	6,200	6,200,000
Total						28,880,000
Total Short-Term Investments (cost $31,895,000)						31,895,000
Total Investments in Securities 99.31% (cost $3,827,036,101)						4,102,679,099
Cash and Other Assets in Excess of Liabilities 0.69%						28,500,003
Net Assets 100.00%						$4,131,179,102

AGC	Insured by–Assured Guarantee Corp.
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COP	Certificates of Participation.
FGIC	Insured by–Financial Guaranty Insurance Company.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipt.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2021, the total value of Rule 144A securities was $139,135,523, which represents 3.37% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2021.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis (See Note 2(g)).
(c)	Defaulted (non-income producing security).
(d)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	This investment has been rated by Fitch IBCA.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND March 31, 2021

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$314,812,008	$3,724,000	$318,536,008
Special Tax	–	62,233,714	214	62,233,928
Utilities	–	412,088,560	15,124,129	427,212,689
Remaining Industries	–	3,262,801,474	–	3,262,801,474
Short-Term Investments
Variable Rate Demand Notes	–	31,895,000	–	31,895,000
Total	$–	$4,083,830,756	$18,848,343	$4,102,679,099

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments were not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.54%

Corporate-Backed 14.01%
Allegheny Co IDA–US Steel	5.125%		5/1/2030	B-	$2,000	$2,299,757
AR DFA–Big River Steel AMT†	4.50%		9/1/2049	B-	30,000	32,616,570
AR DFA–Big River Steel AMT†	4.75%		9/1/2049	B-	21,500	23,888,760
Beauregard Parish–Office Max	6.80%		2/1/2027	B1	5,000	5,005,937
Build NYC Res Corp–Pratt Paper AMT†	5.00%		1/1/2035	NR	1,450	1,609,788
CA Muni Fin–United Airlines AMT	4.00%		7/15/2029	B+	2,000	2,268,819
Downtown Doral CDD†	4.75%		12/15/2038	NR	625	716,549
Downtown Doral CDD†	5.00%		12/15/2048	NR	1,500	1,714,911
Fort Bend IDC–NRG Energy	4.75%		11/1/2042	Baa2	3,590	3,776,134
Greater Orlando Aviation–Jet Blue AMT	5.00%		11/15/2036	NR	2,000	2,103,179
Hoover IDA–US Steel AMT	5.75%		10/1/2049	B-	17,200	19,774,513
Hoover IDA–US Steel AMT	6.375%	#(a)	11/1/2050	B-	2,500	3,112,545
Houston Arpt–United Airlines AMT	5.00%		7/1/2029	Ba3	13,325	14,524,067
IA Fin Auth–Alcoa	4.75%		8/1/2042	BB+	10,335	10,685,894
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	BB-	31,410	34,421,453
IL Fin Auth–Navistar†	4.75%	#(a)	10/15/2040	B3	26,000	27,292,894
IN Fin Auth–OH River Brdgs AMT	5.25%		1/1/2051	BBB+	1,895	2,053,618
IN Fin Auth–US Steel	4.125%		12/1/2026	B-	5,850	6,166,455
IN Fin Auth–US Steel AMT	6.75%		5/1/2039	B-	3,500	4,402,777
LA St John Parish–Marathon Oil	2.20%	#(a)	6/1/2037	BBB-	1,000	1,033,086
Love Field Arpt–Southwest Airlines	5.25%		11/1/2040	Baa1	3,300	3,365,969
MD EDC–Chesapeake Bay Hyatt(b)	5.00%		12/1/2016	NR	3,430	2,058,000
Mission Econ Dev Corp–Natgasoline AMT†	4.625%		10/1/2031	BB-	5,000	5,314,446
NH National Fin Auth–Covanta†	3.625%	#(a)	7/1/2043	B1	1,785	1,844,143
NH National Fin Auth–Covanta AMT†	3.75%	#(a)	7/1/2045	B1	3,290	3,402,010
NH National Fin Auth–Covanta AMT†	4.00%		11/1/2027	B1	1,250	1,305,281
NH National Fin Auth–Covanta AMT†	4.875%		11/1/2042	B1	12,000	12,581,558
Niagara Area Dev Corp–Covanta†	3.50%		11/1/2024	B1	2,500	2,601,205
Niagara Area Dev Corp–Covanta AMT†	4.75%		11/1/2042	B1	7,500	7,843,227
NJ EDA–Continental Airlines AMT	5.25%		9/15/2029	Ba3	5,960	6,330,254
NJ EDA–Continental Airlines AMT	5.50%		6/1/2033	Ba3	6,760	7,362,920
NY Env Facs–Casella Waste AMT†	3.125%	#(a)	12/1/2044	B	2,000	2,090,661
NY Liberty Dev Corp–3 WTC†	5.00%		11/15/2044	NR	38,475	42,026,142
NY Liberty Dev Corp–3 WTC†	5.15%		11/15/2034	NR	7,100	7,922,564
NY Liberty Dev Corp–BofA Tower	2.80%		9/15/2069	Baa2	9,400	9,295,827

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2026	B-	$3,100	$3,141,876
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2031	B-	21,480	21,765,224
NY Trans Dev Corp–American Airlines AMT	5.25%		8/1/2031	B-	7,790	9,474,130
NY Trans Dev Corp–American Airlines AMT	5.375%		8/1/2036	B-	4,000	4,810,678
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB+	6,135	6,417,600
OH Air Dev Auth–OVEC	3.25%		9/1/2029	Ba1	8,500	9,033,235
OH Air Quality–AMG Vanadium AMT†	5.00%		7/1/2049	B-	37,290	41,037,276
PA EDA–Covanta AMT†	3.25%		8/1/2039	B1	6,980	7,094,355
PA EDA–National Gypsum AMT	5.50%		11/1/2044	NR	1,000	1,037,969
PA EDA–US Airways	8.00%		5/1/2029	B-	2,460	2,472,879
Parish of St James–Nustar Logistics†	5.85%	#(a)	8/1/2041	BB-	1,000	1,130,141
Parish of St James–Nustar Logistics†	6.10%	#(a)	12/1/2040	BB-	1,250	1,566,129
Parish of St James–Nustar Logistics†	6.35%		7/1/2040	BB-	5,000	6,364,249
Parish of St James–Nustar Logistics†	6.35%		10/1/2040	BB-	7,690	9,788,216
Polk Co IDA–Mineral Development AMT†	5.875%		1/1/2033	NR	8,375	8,849,779
Port Beaumont Nav Dis–Jefferson Rail AMT†	3.625%		1/1/2035	NR	6,765	6,920,489
Port Beaumont Nav Dis–Jefferson Rail AMT†	4.00%		1/1/2050	NR	12,590	12,919,417
Rumford Solid Waste–Office Max AMT	6.875%		10/1/2026	B1	1,500	1,501,781
Tuscaloosa IDA–Hunt Refining†	5.25%		5/1/2044	NR	38,665	44,027,623
VA Small Bus Fing–Covanta AMT†	5.00%	#(a)	1/1/2048	B	3,150	3,290,166
Valparaiso Facs–Pratt Paper AMT	5.875%		1/1/2024	NR	640	685,664
Valparaiso Facs–Pratt Paper AMT	7.00%		1/1/2044	NR	4,000	4,482,468
West Pace Coop Dist(b)	9.125%		5/1/2039	NR	13,770	10,465,200	(c)
WI PFA–American Dream†	6.75%		12/1/2042	NR	1,000	1,148,530
WI PFA–Celanese AMT	4.30%		11/1/2030	BBB-	4,215	4,676,046
WI PFA–Celanese AMT	5.00%		1/1/2024	BBB-	6,750	7,419,730
WI PFA–Celanese AMT	5.00%		12/1/2025	BBB-	1,950	2,267,207
WI PFA–TRIPS AMT	5.00%		7/1/2042	BBB+	11,000	11,435,534
Total						560,035,504

Education 5.46%
AZ IDA–Academy of Math & Science†	5.625%		7/1/2048	BB	2,235	2,534,519
AZ IDA–Academy of Math & Science†	5.75%		7/1/2053	BB	3,000	3,413,174
AZ IDA–American Charter Sch†	5.00%		7/1/2022	BB+	1,280	1,313,771
AZ IDA–Odyssey Prep†	5.00%		7/1/2049	BB-	2,000	2,173,740
AZ IDA–Odyssey Prep†	5.00%		7/1/2054	BB-	5,000	5,418,867
CA Muni Fin–Julian Chtr Sch†	5.625%		3/1/2045	B+	11,500	11,806,489

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)
CA Muni Fin–William Jessup U	5.00%	8/1/2048	NR		$8,075	$8,778,413
Cap Trust Ed–Advantage Charter Scho	5.00%	12/15/2049	Baa3		1,360	1,488,892
Cap Trust Ed–Advantage Charter Scho	5.00%	12/15/2054	Baa3		705	768,915
Cap Trust Ed–Renaissance Charter†	5.00%	6/15/2039	NR		1,950	2,114,719
Cap Trust Ed–Renaissance Charter†	5.00%	6/15/2049	NR		9,815	10,526,553
Clifton Higher Ed–Intl Ldrshp Sch	5.75%	8/15/2045	NR		6,500	7,390,532
Columbus-Franklin Co–Ohio Dominican U	6.50%	3/1/2048	NR		5,100	5,465,914
Columbus-Franklin Co–Ohio Dominican U	6.50%	3/1/2053	NR		2,500	2,674,761
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+		1,250	1,252,041
Dutchess Co LDC–Bard College†	5.00%	7/1/2045	BB+		4,000	4,676,350
Dutchess Co LDC–Bard College†	5.00%	7/1/2051	BB+		9,000	10,474,216
Farmville IDA–Longwood Univ Hsg	5.00%	1/1/2059	BBB-		6,000	6,899,068
FL HI Ed–Jacksonville Univ†	5.00%	6/1/2048	NR		6,400	7,428,531
FL HI Ed–Jacksonville Univ†	5.00%	6/1/2053	NR		6,500	7,521,569
Frederick Co Ed–Mount St Mary’s Univ†	5.00%	9/1/2037	BB+		1,500	1,656,128
Frederick Co Ed–Mount St Mary’s Univ†	5.00%	9/1/2045	BB+		12,645	13,739,705
IL Fin Auth–IL Inst of Tech	4.00%	9/1/2041	Baa3		5,490	6,084,368
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2038	Baa3		4,885	5,954,347
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2040	Baa3		1,750	2,121,136
Maricopa Co IDA–Ottawa Univ†	5.25%	10/1/2040	NR		3,000	3,172,201
Maricopa Co IDA–Ottawa Univ†	5.50%	10/1/2051	NR		6,915	7,285,826
Marietta Dev Auth–Life Univ†	5.00%	11/1/2037	Ba3		9,000	9,747,788
Marietta Dev Auth–Life Univ†	5.00%	11/1/2047	Ba3		8,000	8,510,398
MD Hlth & HI Ed–Stevenson Univ	4.00%	6/1/2046	BBB-		750	830,179
MD Hlth & HI Ed–Stevenson Univ	4.00%	6/1/2055	BBB-		1,000	1,096,986
Nashville Hlth & Ed–Lipscomb U	4.00%	10/1/2049	BBB		1,000	1,044,571
Nashville Hlth & Ed–Lipscomb U	5.25%	10/1/2058	BBB		6,400	7,384,430
NV Dept of Bus & Ind–Somerset†	5.00%	12/15/2048	BB		1,500	1,574,670
NY Dorm–Touro Clg	5.25%	1/1/2034	BBB-	(d)	2,955	3,167,827
NYC IDA–Yankee Stadium (AGM)	3.00%	3/1/2049	AA		2,650	2,721,693
NYC IDA–Yankee Stadium (AGM)	4.00%	3/1/2045	AA		2,400	2,745,003
OK DFA–Oklahoma City Univ	5.00%	8/1/2049	BBB-		6,000	6,821,440
Phoenix IDA–Basis Schs†	5.00%	7/1/2045	BB		2,500	2,703,731
Phoenix IDA–Basis Schs†	5.00%	7/1/2047	BB		1,325	1,477,893
Phoenix IDA–Basis Schs†	5.00%	7/1/2051	BB		3,080	3,427,981
Tuscarawas Co Eco Dev–Ashland Univ	6.00%	3/1/2045	NR		5,000	5,420,108

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
Univ of Illinois (AGM)	4.00%	4/1/2037	AA	$5,745	$6,467,673
WI PFA–MN Clg of Osteopatic Med†(b)	5.50%	12/1/2048	NR	82	41,082
WI PFA–Wingate Univ	5.25%	10/1/2043	BBB	2,000	2,310,956
WI PFA–Wingate Univ	5.25%	10/1/2048	BBB	6,000	6,897,077
Total					218,526,231

Energy 0.17%
Lower AL Gas Dist–Goldman Sachs	5.00%	9/1/2034	A2	5,000	6,690,461

Financial Services 0.62%
Berks Co IDA–Tower Hlth	5.00%	11/1/2047	BB-	5,650	5,667,822
Berks Co IDA–Tower Hlth	5.00%	11/1/2050	BB-	13,130	13,140,631
MA Ed Fin Auth AMT	4.125%	7/1/2046	BBB	5,915	6,170,438
Total					24,978,891

General Obligation 10.62%
Academical Village CCD	3.625%	5/1/2040	NR	2,320	2,393,815
Academical Village CCD	4.00%	5/1/2051	NR	6,000	6,215,671
American Samoa GO	6.625%	9/1/2035	Ba3	2,100	2,413,652
American Samoa GO†	7.125%	9/1/2038	Ba3	6,520	8,038,700
Arlington ISD–Brooks Academies	5.00%	6/15/2041	NR	3,000	3,142,049
Arlington ISD–Brooks Academies	5.00%	1/15/2051	NR	3,500	3,632,553
Bellwood GO	5.875%	12/1/2027	A	3,000	3,271,381
Bellwood GO	6.15%	12/1/2032	A	2,770	3,033,133
Chicago Brd Ed	5.00%	12/1/2029	BB-	5,000	6,065,185
Chicago Brd Ed	5.00%	12/1/2030	BB-	5,170	6,235,530
Chicago Brd Ed	5.00%	12/1/2031	BB-	2,500	3,003,368
Chicago Brd Ed	5.00%	12/1/2032	BB-	2,000	2,394,015
Chicago Brd Ed	5.00%	12/1/2033	BB-	1,500	1,789,237
Chicago Brd Ed	5.00%	12/1/2033	BB-	9,830	12,073,815
Chicago Brd Ed	5.00%	12/1/2034	BB-	3,000	3,674,380
Chicago Brd Ed	5.00%	12/1/2036	BB-	1,865	2,271,336
Chicago Brd Ed	5.00%	12/1/2037	BB-	9,100	11,046,465
Chicago Brd Ed	5.00%	12/1/2039	BB-	4,575	5,541,898
Chicago Brd Ed	5.00%	12/1/2042	BB-	11,605	12,035,831
Chicago Brd Ed	5.25%	12/1/2035	BB-	7,215	7,969,154
Chicago Brd Ed	5.25%	12/1/2039	BB-	8,675	9,546,793
Chicago Brd Ed	5.25%	12/1/2041	BB-	16,315	16,650,947

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Chicago Brd Ed	6.50%		12/1/2046	BB-	$5,000	$6,022,209
Chicago Brd Ed†	6.75%		12/1/2030	BB-	2,000	2,614,655
Chicago Brd Ed	7.00%		12/1/2044	BB-	2,180	2,617,401
Chicago Brd Ed†	7.00%		12/1/2046	BB-	6,560	8,340,999
Chicago GO	5.25%		1/1/2028	BBB+	2,630	2,877,760
Chicago GO	5.25%		1/1/2032	BBB+	3,085	3,356,819
Chicago GO	5.50%		1/1/2033	BBB+	3,305	3,715,751
Chicago GO	5.50%		1/1/2037	BBB+	1,000	1,117,353
Chicago GO	5.50%		1/1/2049	BBB+	7,695	9,209,399
Chicago GO	6.00%		1/1/2038	BBB+	17,835	21,469,448
Chicago O’Hare Arpt AMT	5.00%		1/1/2052	A	5,000	5,711,164
Coralville GO	4.45%		5/1/2037	BB+	5,000	5,042,535
Coralville GO	4.50%		6/1/2032	BB+	4,250	4,388,564
Eaton Area Pk & Rec Dist	5.25%		12/1/2034	NR	1,250	1,352,972
Eaton Area Pk & Rec Dist	5.50%		12/1/2030	NR	710	771,418
Green Valley Ranch GO	5.875%		12/1/2050	NR	5,750	6,291,685
IL State GO	3.50%		6/1/2029	BBB-	4,520	4,876,465
IL State GO	4.00%		1/1/2026	BBB-	2,790	2,848,788
IL State GO	4.00%		10/1/2034	BBB-	10,000	11,262,633
IL State GO	4.00%		6/1/2037	BBB-	7,040	7,484,497
IL State GO	4.00%		10/1/2037	BBB-	2,500	2,763,831
IL State GO	4.00%		3/1/2038	BBB-	1,125	1,247,219
IL State GO	4.00%		3/1/2040	BBB-	2,200	2,424,949
IL State GO	4.00%		3/1/2041	BBB-	1,300	1,427,026
IL State GO	4.00%		10/1/2041	BBB-	5,845	6,385,142
IL State GO	4.00%		11/1/2041	BBB-	2,730	2,960,282
IL State GO	4.00%		11/1/2044	BBB-	2,740	2,947,854
IL State GO	4.25%		10/1/2045	BBB-	15,500	17,062,716
IL State GO	4.50%		11/1/2039	BBB-	1,230	1,340,480
IL State GO	5.00%		3/1/2037	BBB-	3,750	4,560,661
IL State GO	5.00%		3/1/2046	BBB-	8,750	10,413,305
IL State GO	5.50%		5/1/2030	BBB-	2,545	3,252,538
IL State GO	5.50%		5/1/2039	BBB-	8,280	10,194,235
International Center Met Dist	5.875%		12/1/2046	NR	6,500	7,026,499
ME Fin Auth–Casella Waste AMT†	4.375%	#(a)	8/1/2035	B	1,250	1,373,399
MI Strategic Fund–I-75 AMT (AGM)	4.25%		12/31/2038	AA	2,000	2,337,274

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
New Haven GO	5.50%		8/1/2033	BBB+	$1,000	$1,227,697
New Haven GO	5.50%		8/1/2035	BBB+	660	806,106
New Haven GO	5.50%		8/1/2037	BBB+	1,280	1,554,420
NJ Trans Trust Fund	Zero Coupon		12/15/2029	Baa1	18,840	15,742,877
NYC GO	4.00%		3/1/2050	AA	5,000	5,639,066
PR Comwlth GO(b)	4.00%		7/1/2020	NR	1,175	950,281	(c)
PR Comwlth GO(b)	5.00%		7/1/2020	NR	11,695	9,721,469
PR Comwlth GO(b)	8.00%		7/1/2035	Ca	38,470	30,295,125
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca	1,295	1,296,884
Scranton GO†	5.00%		9/1/2028	BB+	500	574,761
Scranton GO†	5.00%		9/1/2029	BB+	1,000	1,141,353
Scranton GO	5.00%		11/15/2032	BB+	5,830	6,213,714
WI PFA–American Dream†	7.00%		12/1/2050	NR	24,050	27,817,166
Total						424,509,752

Health Care 17.33%
Antelope Valley Hlth	5.00%		3/1/2041	Ba3	4,000	4,046,298
Antelope Valley Hlth	5.00%		3/1/2046	Ba3	3,300	3,315,504
Antelope Valley Hlth	5.25%		3/1/2036	Ba3	1,000	1,032,377
Appalachian Regl Hlth	4.00%		7/1/2051	BBB	1,675	1,861,600
Appalachian Regl Hlth	4.00%		7/1/2056	BBB	1,125	1,240,441
Atlanta Dev Auth–Georgia Proton	6.00%		1/1/2023	NR	2,000	1,322,034
Atlanta Dev Auth–Georgia Proton	6.75%		1/1/2035	NR	1,500	956,515
Atlanta Dev Auth–Georgia Proton	7.00%		1/1/2040	NR	8,000	5,104,886
Berks Co IDA–Tower Hlth	5.00%	#(a)	2/1/2040	BB-	10,005	11,118,351
Blaine Sr Hsg & Hlthcare–Crest View	6.125%		7/1/2050	NR	5,000	4,596,923
Bucks Co IDA–Grand View Hosp	4.00%		7/1/2046	BB+	4,500	4,785,651
Bucks Co IDA–Grand View Hosp	4.00%		7/1/2051	BB+	7,250	7,667,182
Bucks Co IDA–Grand View Hosp	5.00%		7/1/2054	BB+	5,500	6,336,677
CA Fin Auth–Standord Hlth	4.00%		8/15/2050	AA-	4,000	4,664,009
CA Hlth–Kaiser Permanente	5.00%		11/1/2047	AA-	5,000	7,412,967
CA Muni Fin–Cmnty Hlth Ctr†	5.00%		12/1/2046	NR	1,490	1,635,661
CA Stwde–Daughters of Charity	5.50%		7/1/2039	NR	1,999	1,898,684
CA Stwde–Daughters of Charity	5.75%		7/1/2024	NR	489	464,911
CA Stwde–Daughters of Charity	5.75%		7/1/2035	NR	979	929,823
CA Stwde–Eskaton Pptys	5.25%		11/15/2034	BBB	1,640	1,704,659
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2041	BB-	3,425	3,843,388

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2044	BB-		$8,805	$9,755,067
CA Stwde–Loma Linda Univ Med Ctr†	5.25%	12/1/2056	BB-		11,560	12,952,246
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		13,205	14,680,059
CA Stwde–Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		17,750	20,863,709
Chester Co Hlth & Ed–Immaculata Univ	5.00%	11/1/2037	BB-	(d)	4,000	3,784,162
Chester Co Hlth & Ed–Immaculata Univ	5.00%	11/1/2046	BB-	(d)	7,100	6,338,668
Clackamas Co Hosp–Rose Villa	5.375%	11/15/2055	NR		1,500	1,609,675
CO Hlth–Jefferson Met Ctr #1	5.75%	12/15/2050	NR		9,915	10,578,348
Crawford Hsp Auth–Meadville Med	6.00%	6/1/2046	NR		2,225	2,401,945
Crawford Hsp Auth–Meadville Med	6.00%	6/1/2051	NR		2,600	2,798,440
Cuyahoga Co Hsp–Metrohealth	5.00%	2/15/2057	BBB-		5,750	6,536,050
Cuyahoga Co Hsp–Metrohealth	5.50%	2/15/2052	BBB-		8,175	9,568,321
Cuyahoga Co Hsp–Metrohealth	5.50%	2/15/2057	BBB-		4,900	5,723,104
Decatur Hsp–Wise Hlth	5.25%	9/1/2044	BBB-		5,720	6,190,529
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		3,700	3,992,827
Duluth Econ Dev Auth–Essentia Health	5.25%	2/15/2058	A-		18,000	21,428,687
Floyd Co Dev Auth–Spires Berry College	6.50%	12/1/2053	NR		8,500	8,285,769
Franklin Hlth–Provision Proton†(b)	7.50%	6/1/2047	NR		7,635	2,290,500
Fruita CO Hlth–Canyons Hosp & Med Centr†	5.375%	1/1/2033	NR		3,400	3,774,058
Fruita CO Hlth–Canyons Hosp & Med Centr†	5.50%	1/1/2048	NR		11,000	11,832,610
Fulton Co–Canterbury Court†	5.00%	4/1/2047	NR		5,000	5,075,624
Fulton Co–Canterbury Court†	5.00%	4/1/2054	NR		5,000	5,052,454
Fulton Co Med Ctr	5.00%	7/1/2046	NR		4,450	4,691,487
Fulton Co Med Ctr	5.00%	7/1/2051	NR		5,000	5,219,109
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%	8/15/2054	AA-		3,600	4,119,415
Glendale IDA–Beatitudes	5.00%	11/15/2036	NR		1,500	1,606,833
Glendale IDA–Beatitudes	5.00%	11/15/2040	NR		4,000	4,262,320
Glendale IDA–Beatitudes	5.00%	11/15/2045	NR		1,400	1,480,567
Glendale IDA–Beatitudes	5.00%	11/15/2053	NR		7,470	7,915,453
Guadalupe Co–Seguin City Hsp	5.00%	12/1/2040	BB		4,880	5,116,437
Guadalupe Co–Seguin City Hsp	5.00%	12/1/2045	BB		910	944,502
Harris Co Cultural Ed–Brazos	5.125%	1/1/2048	BBB-	(d)	1,655	1,705,551
Harris Co Cultural Ed–Brazos	7.00%	1/1/2043	BBB-	(d)	3,000	3,340,506
Hillsborough Co IDA–Tampa General	4.00%	8/1/2050	Baa1		2,000	2,233,545
Hillsborough Co IDA–Tampa General	4.00%	8/1/2055	Baa1		6,415	7,134,527
Holmes Co Hsp–Doctors Mem Hsp	5.75%	11/1/2026	NR		3,760	3,705,728	(c)
Holmes Co Hsp–Doctors Mem Hsp	6.00%	11/1/2038	NR		7,115	7,115,222	(c)

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2044	NR		$2,955	$2,868,531
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2046	NR		7,000	6,748,484
IA Fin Auth–Iowa Fertilizer Co	5.25%	#(a)	12/1/2050	BB-		12,720	14,072,208
IL Fin Auth–Landing / Plymouth Place	6.00%		5/15/2043	BB+	(d)	2,165	2,321,605
IL Fin Auth–Univ of Illinois Hlth	4.00%		10/1/2040	BBB+		1,035	1,169,575
IL Fin Auth–Univ of Illinois Hlth	4.00%		10/1/2055	BBB+		2,780	3,069,928
King Co Pub Hsp–Snoqualmie Vly Hsp	6.25%		12/1/2045	NR		3,500	3,850,630
Kirkwood IDA–Aberdeen Hts	5.25%		5/15/2042	BB	(d)	1,750	1,916,107
Kirkwood IDA–Aberdeen Hts	5.25%		5/15/2050	BB	(d)	5,250	5,679,298
KY EDFA–Masonic Homes	5.375%		11/15/2032	NR		3,000	3,033,228
LA Env Facs–St James Place	6.25%		11/15/2045	NR		6,100	6,613,635
Licking Co Hlth–Kendal Granville	6.00%		7/1/2050	NR		6,000	4,326,145
Lucas Co Hsp–ProMedica Hlth	5.25%		11/15/2048	BBB		8,650	9,897,196
MA DFA–Atrius Hlth	4.00%		6/1/2049	BBB		5,885	6,547,892
Magnolia West CDD	5.35%		5/1/2037	NR		235	236,717
Martin Hsp Dist	7.25%		4/1/2036	BBB	(d)	3,450	3,459,154
MD Hlth & HI Ed–Doctors	5.00%		7/1/2038	Baa3		7,275	8,230,988
ME Hlth & HI Ed–Mainegeneral Hlth	6.00%		7/1/2026	NR		225	228,170
ME Hlth & HI Ed–Mainegeneral Hlth	6.75%		7/1/2036	NR		245	248,884
Montgomery Co IDA–Einstein Hlthcare	5.25%		1/15/2045	Ba1		10,000	11,073,583
Moon IDC–Baptist Homes	6.00%		7/1/2045	NR		9,250	9,761,038
Muskingum Co Hsp–Genesis Hlthcare	5.00%		2/15/2033	BB+		2,765	2,892,408
Muskingum Co Hsp–Genesis Hlthcare	5.00%		2/15/2044	BB+		10,690	11,100,262
Muskingum Co Hsp–Genesis Hlthcare	5.00%		2/15/2048	BB+		7,000	7,258,334
NH Hlth & Ed–Dartmouth Hitchcock	5.00%		8/1/2059	A		7,075	10,631,645
NJ EDA–Bancroft Neuro	5.00%		6/1/2036	NR		1,500	1,648,272
NM Hsp–Gerald Champion	5.50%		7/1/2042	A-		5,625	5,913,691
Norfolk Redev & Hsg–Harbor’s Edge	5.25%		1/1/2054	NR		3,300	3,485,454
NYC IDA–Yankee Stadium	3.00%		3/1/2049	Baa1		13,285	13,412,466
Oconee Co IDA–Presby Village	6.25%		12/1/2048	NR		2,000	1,979,025
Oconee Co IDA–Presby Village	6.375%		12/1/2053	NR		3,000	2,957,119
OK DFA–OU Med	5.50%		8/15/2052	Baa3		6,450	7,833,898
OK DFA–OU Med	5.50%		8/15/2057	Baa3		6,130	7,428,499
Oroville–Oroville Hsp	5.25%		4/1/2039	BB		2,060	2,384,499
Oroville–Oroville Hsp	5.25%		4/1/2049	BB		9,985	11,317,033
Oroville–Oroville Hsp	5.25%		4/1/2054	BB		16,190	18,246,876
PA Hosp Auth–Doylestown	4.00%		7/1/2045	BBB-		4,375	4,549,587
PA Hosp Auth–Doylestown	5.00%		7/1/2049	BBB-		2,375	2,653,594

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Palm Beach Co Hlth–Lifespace	5.00%	5/15/2053	BBB	(d)	$7,125	$8,168,774
Palomar Hlth	5.00%	11/1/2039	BBB		2,500	2,811,597
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2036	BBB-		6,250	6,586,408
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2042	BBB-		9,375	9,860,407
Philadelphia IDA–Gtr Philadelphia Hlth	6.50%	6/1/2045	NR		2,485	2,639,363
Philadelphia IDA–Gtr Philadelphia Hlth	6.625%	6/1/2050	NR		3,415	3,635,099
RI Hlth & Ed–Care New England	5.00%	9/1/2036	B+		7,000	7,815,723
Salem Hsp Fac–Capital Manor	5.625%	5/15/2032	BBB	(d)	1,000	1,036,243
Salem Hsp Fac–Capital Manor	6.00%	5/15/2047	BBB	(d)	1,600	1,655,216
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,000	10,431,307
SC Jobs EDA–Hampton Regl Med	5.00%	11/1/2042	NR		3,815	4,216,713	(c)
SC Jobs EDA–Hampton Regl Med	5.00%	11/1/2046	NR		6,070	6,635,356	(c)
SE Port Auth–Memorial Hlth	5.50%	12/1/2043	BB-	(d)	5,025	5,451,452
SE Port Auth–Memorial Hlth	6.00%	12/1/2042	BB-	(d)	1,660	1,711,060
Shelby Co–Farms at Bailey Station	5.75%	10/1/2059	NR		10,000	9,832,522
Tulsa Co Industrial Auth–Montereau	5.25%	11/15/2045	BBB-	(d)	2,750	2,997,589
Upper San Juan Hlth Dist	6.00%	6/1/2041	NR		2,225	2,398,974	(c)
Upper San Juan Hlth Dist	6.125%	6/1/2046	NR		3,015	3,237,425	(c)
VA Small Bus Fing–NTL Senior Lvg	3.375%	1/1/2051	A	(d)	5,390	5,466,274
Vigo CO Hsp–Union Hsp	8.00%	9/1/2041	NR		2,955	3,047,761
WA HFC–Mirabella†	6.50%	10/1/2032	NR		1,960	2,138,847
WA HFC–Mirabella†	6.75%	10/1/2047	NR		3,000	3,286,885
WA HFC–Rockwood†	6.00%	1/1/2024	NR		685	718,144
Ward Co Hlth–Trinity Hlth	5.00%	6/1/2053	BBB-		8,750	9,684,473
WI Hlth & Ed–American Baptist	5.00%	8/1/2039	NR		1,625	1,708,406
WI Hlth & Ed–Sauk-Prarie Mem Hsp	5.375%	2/1/2048	B1		4,000	4,089,837
WI Hlth & Ed–St. Camillus	5.00%	11/1/2039	NR		1,000	1,064,469
WI Hlth & Ed–St. Camillus	5.00%	11/1/2046	NR		1,100	1,153,078
WI Hlth & Ed–St. Camillus	5.00%	11/1/2054	NR		5,000	5,194,046
WI PFA–Alabama Proton†	6.85%	10/1/2047	NR		3,000	3,071,257
WI PFA–Bancroft Neuro†	4.625%	6/1/2036	NR		4,330	4,618,827
WI PFA–Bancroft Neuro†	5.125%	6/1/2048	NR		5,900	6,362,841
WI PFA–Delray Beach Radiation†	6.85%	11/1/2046	NR		2,000	2,104,628
WI PFA–Las Ventanas	7.00%	10/1/2042	NR		6,895	6,983,933
WI PFA–Mary’s Woods†	5.25%	5/15/2052	BB	(d)	2,300	2,442,468
WI PFA–Rose Villa†	5.75%	11/15/2044	NR		2,035	2,186,827
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,522,553
Total						693,055,035

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing 2.50%
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2042	NR	$700	$759,461
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2046	NR	1,000	1,083,414
AZ IDA–NCCU Prop Student Hsg (BAM)	5.00%	6/1/2058	AA	2,500	2,966,753
CA CHA–The Arbors†	5.00%	8/1/2050	NR	4,400	5,018,600
CA Cmty Hsg–Annadel Apts†	5.00%	4/1/2049	NR	9,000	10,068,083
CA Cmty Hsg–Serenity at Larkspur†	5.00%	2/1/2050	NR	5,800	6,577,364
CA Cmty Hsg–Stoneridge Apt†	4.00%	2/1/2056	NR	4,000	4,229,681
CA Cmty Hsg–Verdant†	5.00%	8/1/2049	NR	7,700	8,681,303
CA HFA–MFH	4.25%	1/15/2035	BBB+	3,469	4,137,720
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	A-	550	603,909
CEDA–Provident Student Hsg	5.00%	8/1/2057	Baa3	1,885	2,240,136
CSCDA Cmty Impt Auth–Jefferson-Anaheim†	3.125%	8/1/2056	NR	10,000	9,288,464
CSCDA Cmty Impt Auth–Parallel-Anaheim†	4.00%	8/1/2056	NR	6,500	6,894,822
LA HFA–Gmf-LA Chateau	8.00%	9/1/2039	CCC	2,960	2,520,411
LA Pub Facs Auth–Provident LSU	5.00%	7/1/2059	A3	2,915	3,483,217
MI HDA	3.60%	10/1/2060	AA	6,330	6,683,522
NYC Hsg–8 Spruce St	3.50%	2/15/2048	BBB-	3,600	3,650,792
Roanoke Co EDA–Richfield Living	5.25%	9/1/2049	NR	15,000	14,998,943
Roanoke Co EDA–Richfield Living	5.375%	9/1/2054	NR	6,000	6,009,724
Total					99,896,319

Lease Obligations 3.23%
CA Pub Wks–Various Cap Proj	5.00%	4/1/2034	Aa3	5,000	5,229,997
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2040	BBB+	2,320	2,507,923
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2044	BBB+	8,000	8,630,862
Met Pier & Expo Auth–Mccormick Place (AGM)	Zero Coupon	12/15/2056	AA	5,385	1,740,675
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	Zero Coupon	6/15/2037	BBB	8,650	5,429,673
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	5.50%	6/15/2029	BBB	3,000	3,452,543
NJ EDA–Bldgs	5.00%	6/15/2047	Baa1	5,450	6,352,959
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB	1,175	1,295,034
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB	5,000	5,532,797
NJ EDA–Sch Facs	4.00%	6/15/2046	Baa1	1,000	1,117,053
NJ EDA–Sch Facs	4.00%	6/15/2050	Baa1	1,000	1,111,949
NJ EDA–Sch Facs	5.00%	6/15/2042	Baa1	2,000	2,324,484
NJ EDA–Sch Facs	5.00%	6/15/2043	Baa1	5,000	5,963,324

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
NJ EDA–Sch Facs	5.50%	6/15/2029	Baa1	$3,575	$4,360,929
NJ EDA–State House	5.00%	6/15/2043	Baa1	3,800	4,532,127
NJ Trans Trust Fund	Zero Coupon	12/15/2034	Baa1	13,420	9,480,917
NJ Trans Trust Fund	Zero Coupon	12/15/2038	Baa1	15,405	9,377,977
NJ Trans Trust Fund	4.00%	12/15/2039	Baa1	2,900	3,248,699
NJ Trans Trust Fund	4.00%	6/15/2050	Baa1	27,500	30,141,207
NJ Trans Trust Fund	5.00%	12/15/2035	Baa1	3,250	3,953,061
NJ Trans Trust Fund	5.00%	12/15/2039	Baa1	3,300	3,998,290
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon	12/15/2031	Baa1	3,690	2,946,729
PR Pub Fin Corp(b)	5.50%	8/1/2031	C	12,250	149,450
St Louis Fin Corp–Convention Center (AGM)	5.00%	10/1/2045	AA	2,500	3,090,928
St Louis Fin Corp–Convention Center (AGM)	5.00%	10/1/2049	AA	2,625	3,210,741
Total					129,180,328

Other Revenue 6.46%
Arlington HI Ed Fin Corp–Arlington Classics	5.00%	8/15/2045	BBB-	2,250	2,479,310
Arlington Hi Ed Fin Corp–Newman Intl Aca	5.00%	8/15/2051	NR	1,500	1,581,061
Arlington Hi Ed Fin Corp–Newman Intl Acad	5.00%	8/15/2041	NR	900	965,754
Arlington Hi Ed Fin Corp–Newman Intl Acad	5.50%	8/15/2046	NR	5,000	5,403,489
AZ IDA–American Charter Sch†	6.00%	7/1/2047	BB+	2,460	2,944,981
AZ IDA–Odyssey Prep†	5.50%	7/1/2052	BB-	750	810,258
Build NYC Res Corp–Hellenic Charter†	5.00%	12/1/2041	NR	1,200	1,353,421
Build NYC Res Corp–Hellenic Charter†	5.00%	12/1/2051	NR	1,450	1,612,289
Build NYC Res Corp–Hellenic Charter†	5.00%	12/1/2055	NR	1,000	1,104,060
CA Sch Fin Auth–Kipp LA	5.125%	7/1/2044	BBB	2,390	2,623,933
Cap Trust Agy–Franklin Academy†	5.00%	12/15/2040	NR	3,640	3,954,781
Cap Trust Agy–Franklin Academy†	5.00%	12/15/2050	NR	6,250	6,716,593
Cap Trust Agy–Franklin Academy†	5.00%	12/15/2055	NR	5,690	6,100,590
Chester Co IDA–Collegium Charter Sch	5.125%	10/15/2037	BB	1,000	1,118,126
Chester Co IDA–Collegium Charter Sch	5.25%	10/15/2047	BB	2,500	2,765,917
Chester Co IDA–Collegium Charter Sch	5.375%	10/15/2042	BB	5,000	5,218,724
Cleveland Co Port Auth–Playhouse Sq	5.25%	12/1/2038	BB+	1,400	1,498,147
Cleveland Co Port Auth–Playhouse Sq	5.50%	12/1/2043	BB+	1,850	1,984,667
Cleveland Co Port Auth–Playhouse Sq	5.50%	12/1/2053	BB+	9,075	9,674,797
Clifton Higher Ed–IDEA Pub Schs	6.00%	8/15/2043	A-	1,000	1,090,583
Clifton Higher Ed–Intl Ldrshp Sch	6.125%	8/15/2048	NR	22,025	25,352,821

102	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
FL DFC–FL Charter Foundation†	5.00%	7/15/2046	NR	$4,000	$4,287,643
FL DFC–Mater Admy	5.00%	6/15/2050	BBB	2,140	2,408,448
FL DFC–Mater Admy	5.00%	6/15/2055	BBB	1,500	1,678,162
FL DFC–Palm Bay Admy†	Zero Coupon	5/15/2037	NR	940	9
FL DFC–Palm Bay Admy†	Zero Coupon	5/15/2037	NR	1,220	244,000
FL DFC–Palm Bay Admy†	6.375%	5/15/2037	NR	2,620	2,287,086	(c)
FL DFC–Renaissance Chtr Sch†	6.125%	6/15/2046	NR	5,000	5,605,581
FL DFC–Renaissance Chtr Sch 2020†	5.00%	9/15/2040	NR	1,050	1,161,188
FL DFC–Renaissance Chtr Sch 2020†	5.00%	9/15/2050	NR	2,200	2,402,134
Florence Twn IDA–Legacy Trad Sch	6.00%	7/1/2043	BB+	3,250	3,524,928
GA World Congress–Convention Ctr Hotel(e)	4.00%	1/1/2054	NR	5,000	5,558,024
GA World Congress–Convention Ctr Hotel(e)	5.00%	1/1/2054	NR	9,500	10,380,614
Jefferson Parish Econ Dev Dist–Kenner†	5.50%	6/15/2038	NR	3,200	3,592,950
Jefferson Parish Econ Dev Dist–Kenner†	5.625%	6/15/2048	NR	4,350	4,833,807
Lower AL Gas Dist–Goldman Sachs	5.00%	9/1/2046	A2	28,855	41,080,910
Main St Nat Gas–Macquarie	5.00%	5/15/2043	A3	1,900	2,251,209
Main St Nat Gas–Macquarie	5.00%	5/15/2049	A3	14,585	21,140,112
Maricopa Co IDA–Legacy Schools†	5.00%	7/1/2049	BB+	2,335	2,633,564
Maricopa Co IDA–Legacy Schools†	5.00%	7/1/2054	BB+	1,465	1,646,682
Maricopa Co IDA–Paradise Schools†	5.00%	7/1/2047	BB+	4,000	4,352,544
MD EDC–Chesapeake Bay Hyatt(b)	5.00%	12/1/2031	NR	10,700	6,420,000
MD EDC–Chesapeake Bay Hyatt(b)	5.25%	12/1/2031	NR	3,000	1,800,000
MI Fin Auth–Bradford Admy	4.30%	9/1/2030	NR	1,165	1,205,074
MI Fin Auth–Bradford Admy	4.80%	9/1/2040	NR	1,845	1,912,786
MI Fin Auth–Bradford Admy	5.00%	9/1/2050	NR	3,010	3,117,244
MI Pub Ed–Crescent Admy	7.00%	10/1/2036	NR	640	640,919
Michigan St Strategic FD Escrow(f)	Zero Coupon	9/1/2020	NR	5,000	500	(g)
Middlesex Co Impt Auth–Heldrich Ctr	6.125%	1/1/2025	NR	2,790	55,800
Middlesex Co Impt Auth–Heldrich Ctr	6.25%	1/1/2037	NR	5,755	115,100
Ohio St Pollution Ctl Rev Escrow	Zero Coupon	3/1/2015	NR	2,965	297	(g)
Phoenix IDA–Basis Schs†	5.00%	7/1/2046	BB	2,000	2,162,155
Pima Co IDA–Edkey Chtr Sch†	5.00%	7/1/2049	NR	6,000	6,368,337
Pima Co IDA–Edkey Chtr Sch†	5.00%	7/1/2055	NR	4,000	4,209,650
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030	D	1,425	992,466
UT Charter Sch–Freedom Academy†	5.00%	6/15/2041	NR	1,020	1,121,693
UT Charter Sch–Freedom Academy†	5.00%	6/15/2052	NR	1,300	1,399,983

See Notes to Financial Statements.	103

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
UT Charter Sch–Freedom Academy†	5.375%	6/15/2048	NR	$5,150	$5,578,874
Washington St Convention Ctr Pub Facs	5.00%	7/1/2058	Baa3	12,000	13,710,041
Total					258,234,816

Special Tax 4.66%
Allentown Neighborhood Impt†	5.00%	5/1/2032	Ba3	2,425	2,825,428
Allentown Neighborhood Impt†	5.375%	5/1/2042	NR	5,500	6,402,838
Allentown Neighborhood Impt–Wtrfrnt Proj†	6.00%	5/1/2042	NR	12,240	15,080,117
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.125%	7/1/2036	NR	1,030	1,068,934
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.25%	7/1/2044	NR	2,150	2,230,086
Arborwood CDD	6.90%	5/1/2025	NR	100	102,551	(c)
Arborwood CDD	6.90%	5/1/2036	NR	55	55,752	(c)
Arborwood CDD	6.90%	5/1/2036	NR	685	698,566	(c)
Berkeley Co–Nexton Imp Dist	4.25%	11/1/2040	NR	2,250	2,486,160
Berkeley Co–Nexton Imp Dist	4.375%	11/1/2049	NR	1,500	1,652,468
Brighton Crossing Met Dist #6	5.00%	12/1/2050	NR	2,340	2,546,026
Celebration Pointe CDD†	5.00%	5/1/2048	NR	3,400	3,620,505
Compton Redev Agy	6.00%	8/1/2042	NR	4,750	4,763,366
Denver Intl Business Ctr Met Dist #1	6.00%	12/1/2048	NR	2,300	2,491,625
Frederick Co–Jefferson Technology Park†	4.625%	7/1/2043	NR	2,235	2,561,978
Frederick Co–Urbana CDA	4.00%	7/1/2050	NR	3,755	4,167,883
Grandview IDA–Grandview Crossing(b)	5.75%	12/1/2028	NR	1,000	170,000
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	3,727,950
Miami World Ctr CDD	5.25%	11/1/2049	NR	4,500	4,964,217
MIDA Mount Village PID	4.25%	8/1/2035	NR	3,290	3,673,643
MIDA Mount Village PID	4.50%	8/1/2040	NR	1,250	1,389,806
MIDA Mount Village PID	5.00%	8/1/2050	NR	6,500	7,235,814
North Las Vegas Improv Dist–Vall	4.50%	6/1/2039	NR	500	545,936
North Las Vegas Improv Dist–Vall	4.625%	6/1/2043	NR	500	544,505
North Las Vegas Improv Dist–Vall	4.625%	6/1/2049	NR	765	827,132
North Range Met Dist	5.00%	12/1/2040	NR	2,000	2,190,648
North Range Met Dist	5.25%	12/1/2050	NR	5,000	5,477,523
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2037	NR	750	848,003
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	2,850	3,180,437
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	5,000	5,325,695
NYC IDA–Yankee Stadium	4.00%	3/1/2045	Baa1	3,600	4,046,171

104	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
PA COP	4.00%	7/1/2046	A	$3,175	$3,510,582
Peninsula Town Center†	5.00%	9/1/2037	NR	875	947,147
Peninsula Town Center†	5.00%	9/1/2045	NR	2,250	2,428,643
Prairie Ctr Met Dist #3†	5.00%	12/15/2041	NR	3,475	3,733,659
Prince George Co Spl Ob†	5.00%	7/1/2046	NR	5,000	5,388,252
Prince George Co Spl Ob–Westphalia†	5.125%	7/1/2039	NR	1,100	1,209,682
Prince George Co Spl Ob–Westphalia†	5.25%	7/1/2048	NR	5,125	5,629,574
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	2,925	3,087,112
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	6,905	7,287,695
Scranton RDA GTD	5.00%	11/15/2028	BB+	5,000	5,115,300
St Louis IDA–Ballpark Vlg	4.375%	11/15/2035	NR	3,500	3,352,008
St Louis IDA–Ballpark Vlg	4.75%	11/15/2047	NR	4,875	4,713,414
Stone Canyon CID(b)	5.70%	4/1/2022	NR	1,485	386,100
Tahoe Douglas Visitors Auth	5.00%	7/1/2045	NR	2,800	3,155,095
Tahoe Douglas Visitors Auth	5.00%	7/1/2051	NR	4,000	4,499,662
Tern Bay CDD	5.375%	5/1/2037	NR	390	390,386
Village CDD #10	6.00%	5/1/2044	NR	865	941,888
Village CDD #12†	4.25%	5/1/2043	NR	7,265	8,005,105
Village CDD #12†	4.375%	5/1/2050	NR	2,905	3,200,579
Village CDD #13	3.70%	5/1/2050	NR	6,000	6,318,905
Village Met Dist–Avon	5.00%	12/1/2040	NR	2,000	2,200,965
Village Met Dist–Avon	5.00%	12/1/2049	NR	4,085	4,463,779
West Villages Impr Dist–#7	4.75%	5/1/2039	NR	1,750	1,924,163
West Villages Impr Dist–#7	5.00%	5/1/2050	NR	3,090	3,420,283
Westerly Met Dist–Weld Co	Zero Coupon	12/1/2050	NR	1,000	760,417
Westerly Met Dist–Weld Co	5.00%	12/1/2040	NR	955	1,039,784
Westerly Met Dist–Weld Co	5.00%	12/1/2050	NR	2,250	2,424,787
Total					186,436,729

Tax Revenue 4.97%
American Samoa GO†	6.50%	9/1/2028	Ba3	2,750	3,308,482
City of Sparks–Legends at Sparks Marina†	2.50%	6/15/2024	Ba2	335	338,233
City of Sparks–Legends at Sparks Marina†	2.75%	6/15/2028	Ba2	750	766,550
Met Pier & Expo Auth–Mccormick Place	Zero Coupon	12/15/2054	BBB	21,595	6,628,492
Met Pier & Expo Auth–Mccormick Place	5.00%	6/15/2053	BBB	6,045	6,805,838
Met Pier & Expo Auth–Mccormick Place	5.50%	6/15/2053	BBB	9,150	10,504,786

See Notes to Financial Statements.	105

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
Met Pier & Expo Auth–Mccormick Place (AGM)	Zero Coupon	12/15/2052	AA	$5,250	$1,945,864
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	BBB	20,000	12,819,388
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	BBB	10,000	6,157,788
NY UDC–PIT	3.00%	3/15/2049	AA+	10,000	10,330,803
NY UDC–PIT	3.00%	3/15/2050	AA+	2,500	2,579,741
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	1,066	879,263
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	5,283	3,756,602
PR Corp Sales Tax	4.329%	7/1/2040	NR	2,000	2,144,440
PR Corp Sales Tax	4.329%	7/1/2040	NR	14,627	15,683,362
PR Corp Sales Tax	4.536%	7/1/2053	NR	477	512,663
PR Corp Sales Tax	4.55%	7/1/2040	NR	1,337	1,452,388
PR Corp Sales Tax	4.75%	7/1/2053	NR	37,221	40,511,500
PR Corp Sales Tax	5.00%	7/1/2058	NR	63,118	69,662,074
Reno–ReTRAC-Reno Trans†	Zero Coupon	7/1/2058	NR	18,500	1,918,803
Total					198,707,060

Tobacco 10.50%
Buckeye Tobacco	Zero Coupon	6/1/2057	NR	76,000	11,502,174
Buckeye Tobacco	5.00%	6/1/2055	NR	87,100	98,200,851
CA Stwde–Tobacco Settlement	Zero Coupon	6/1/2046	NR	26,325	5,599,651
CA Stwde–Tobacco Settlement†	Zero Coupon	6/1/2055	NR	42,500	2,643,296
Erie Co Tobacco†	Zero Coupon	6/1/2060	NR	35,000	1,606,637
Golden St Tobacco	Zero Coupon	6/1/2047	CCC-	25,000	5,513,548
Golden St Tobacco	5.00%	6/1/2047	NR	20,435	21,143,224
Golden St Tobacco	5.00%	6/1/2047	NR	35,295	36,518,233
Golden St Tobacco	5.25%	6/1/2047	NR	14,675	15,230,447
Golden St Tobacco	5.30%	6/1/2037	B-	5,020	5,218,740
Inland Empire Tobacco†	Zero Coupon	6/1/2057	CCC	47,000	3,113,769
Los Angeles Co Tobacco	Zero Coupon	6/1/2055	NR	18,000	3,481,200
Los Angeles Co Tobacco	4.00%	6/1/2049	BBB+	2,015	2,314,235
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-	250	302,517
Merced Co Tobacco	5.00%	6/1/2050	NR	1,500	1,753,928
MI Tob Settlement	Zero Coupon	6/1/2058	NR	225,900	11,204,911
MI Tob Settlement	4.00%	6/1/2049	BBB+	3,370	3,832,160

106	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)
MI Tob Settlement	5.00%	6/1/2049	BBB-		$4,125	$4,984,893
Monroe Co Tobacco	Zero Coupon	6/1/2061	NR		22,900	1,021,674
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR		50,000	3,372,520
Nassau Co Tobacco	5.00%	6/1/2035	CCC+		3,170	3,208,353
Nassau Co Tobacco	5.25%	6/1/2026	CCC+		4,000	4,091,663
Nthrn AK Tobacco	5.00%	6/1/2032	B3		5,025	5,099,542
Nthrn AK Tobacco	5.00%	6/1/2046	B3		6,930	7,009,634
RI Tob Settlement	Zero Coupon	6/1/2052	CCC-		25,885	4,172,341
Rockland Tobacco†	Zero Coupon	8/15/2060	NR		41,035	2,159,254
Sacramento Co Tobacco	Zero Coupon	6/1/2060	NR		15,000	3,568,973
San Diego Co Tobacco	Zero Coupon	6/1/2054	NR		16,000	3,028,478
San Diego Co Tobacco	5.00%	6/1/2048	BBB-		2,550	3,062,525
Silicon Valley Tobacco	Zero Coupon	6/1/2056	NR		20,000	1,873,848
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC-		15,000	3,075,500
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	NR		1,125	1,126,689
Suffolk Tobacco Asset Sec Corp	6.625%	6/1/2044	NR		6,100	6,287,240
Tobacco Settlement Auth IA	Zero Coupon	6/1/2046	NR		10,000	1,719,700
Tobacco Settlement Auth IA	5.375%	6/1/2038	B-		6,220	6,305,076
Tobacco Settlement Auth IA	5.50%	6/1/2042	B-		3,910	3,963,482
Tobacco Settlement Fin Corp DC	Zero Coupon	6/15/2046	NR		4,780	775,928
Tobacco Settlement Fin Corp DC	Zero Coupon	6/15/2055	NR		21,000	2,048,199
Tobacco Settlement Fin Corp DC	Zero Coupon	6/15/2055	NR		100,000	8,625,350
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+		17,125	19,908,765
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC-		9,500	2,145,672
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC-		110,695	25,645,895
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		17,575	17,664,031
TSASC	5.00%	6/1/2045	CCC+		7,170	7,818,574
TSASC	5.00%	6/1/2048	NR		34,170	36,945,383
Total						419,888,703

Transportation 10.79%
CA Muni Fin–LINXS AMT	4.00%	12/31/2047	BBB-	(d)	11,200	12,458,856
Central TX Mobility Auth(e)	4.00%	1/1/2051	A-		2,375	2,690,020
Central TX Mobility Auth(e)	5.00%	1/1/2046	A-		1,500	1,867,371
Chicago O’Hare Arpt	4.00%	1/1/2044	A		10,000	11,174,913
Chicago O’Hare Arpt AMT	5.00%	1/1/2048	A		5,000	5,907,464
Chicago Trans Auth	4.00%	12/1/2050	A+		3,500	3,895,991

See Notes to Financial Statements.	107

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Chicago Trans Auth	4.00%	12/1/2055	A+	$4,000	$4,436,091
Chicago Trans Auth	5.00%	12/1/2055	A+	1,750	2,128,714
CT Airport Auth–Bradley Arpt AMT	4.00%	7/1/2049	BBB	5,310	5,719,941
Denver City & Co Arpt AMT	5.50%	11/15/2025	A	3,410	3,855,280
Denver RTD–Eagle P3	3.00%	7/15/2037	Baa2	3,825	3,983,320
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2031	A	20,000	16,312,844
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	A-	4,500	3,367,980
Foothill / Eastern Corridor Toll Rd	4.00%	1/15/2043	BBB+	2,099	2,407,816
Foothill / Eastern Corridor Toll Rd	4.00%	1/15/2046	A-	1,023	1,184,377
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	A-	5,000	5,793,812
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	A-	6,915	8,012,842
Hampton Rds Trans	4.00%	7/1/2060	AA	5,000	5,735,503
Houston Arpt–Continental Airlines AMT	4.75%	7/1/2024	Ba3	5,000	5,245,163
Houston Arpt–United Airlines AMT	5.00%	7/15/2028	B	3,500	4,173,615
MD EDC–Port Covington	4.00%	9/1/2040	NR	1,500	1,658,363
MD EDC–Port Covington	4.00%	9/1/2050	NR	9,000	9,724,938
MD EDC–Ports America Chesapeake AMT	5.00%	6/1/2044	Baa3	250	277,976
MD EDC–Ports America Chesapeake AMT	5.00%	6/1/2049	Baa3	750	829,945
Met Nashville Arpt AMT	4.00%	7/1/2054	A2	5,000	5,588,192
MI Strategic Fund–I-75 AMT (AGM)	4.50%	6/30/2048	AA	3,000	3,497,458
Miami Dade CO Aviation–MIA AMT	5.00%	10/1/2049	A-	5,000	6,047,971
MTA NY	4.00%	2/1/2022	NR	2,250	2,311,316
MTA NY	4.00%	11/15/2043	A3	15,000	16,913,193
MTA NY	4.00%	11/15/2045	A3	2,500	2,791,398
MTA NY	4.00%	11/15/2047	A3	7,000	7,769,378
MTA NY	4.00%	11/15/2049	A3	2,140	2,371,368
MTA NY	4.00%	11/15/2049	A3	8,500	9,460,595
MTA NY	5.00%	5/15/2022	NR	5,260	5,511,294
MTA NY	5.00%	11/15/2048	A3	7,420	8,931,493
MTA NY	5.00%	11/15/2050	A3	6,125	7,356,043
MTA NY	5.25%	11/15/2044	A3	10,000	11,204,506
MTA NY	5.25%	11/15/2055	A3	14,210	17,311,347
NJ Trans Trust Fund	4.00%	6/15/2045	Baa1	3,350	3,747,769
NJ Trans Trust Fund	4.00%	6/15/2050	Baa1	7,690	8,548,482
NJ Trans Trust Fund	5.00%	6/15/2045	Baa1	5,000	6,074,509
NJ Trans Trust Fund	5.00%	6/15/2050	Baa1	2,750	3,321,684
North TX Twy Auth	4.25%	1/1/2049	A	5,525	6,182,952

108	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
NY Trans Dev Corp–Delta AMT	4.00%	1/1/2036	Baa3		$9,305	$10,228,800
NY Trans Dev Corp–Delta AMT	4.375%	10/1/2045	Baa3		19,365	22,151,349
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2024	Baa3		6,300	6,964,037
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2036	Baa3		1,195	1,416,924
NY Trans Dev Corp–Delta AMT	5.00%	10/1/2040	Baa3		16,000	19,633,117
NY Trans Dev Corp–JFK IAT	4.00%	12/1/2039	Baa1		1,500	1,677,439
NY Trans Dev Corp–JFK IAT	4.00%	12/1/2041	Baa1		1,000	1,117,769
NY Trans Dev Corp–JFK IAT	5.00%	12/1/2035	Baa1		1,000	1,243,902
NY Trans Dev Corp–JFK IAT	5.00%	12/1/2037	Baa1		1,000	1,234,118
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		14,470	16,308,743
NYS Thruway–Service Area Proj AMT	4.00%	10/31/2046	BBB-	(d)	1,665	1,864,493
NYS Thruway–Service Area Proj AMT	4.00%	4/30/2053	BBB-	(d)	5,000	5,569,954
PA Tpk Commn	3.00%	12/1/2042	A		2,500	2,605,254
PA Tpk Commn	4.00%	12/1/2043	A		1,500	1,736,690
PA Tpk Commn	4.00%	12/1/2044	A		2,000	2,309,084
PA Tpk Commn	4.00%	12/1/2045	A		2,000	2,304,826
PA Tpk Commn	4.00%	12/1/2049	A3		3,500	3,954,597
PA Tpk Commn	5.00%	12/1/2044	A3		4,500	5,494,633
Port Auth NY & NJ AMT	4.00%	11/1/2059	Aa3		6,000	6,661,584
Port Auth NY & NJ AMT	4.00%	7/15/2060	Aa3		10,000	11,131,174
Port Auth NY & NJ AMT	4.00%	7/15/2061	Aa3		3,025	3,387,591
Port of Portland–Portland Arpt AMT	4.00%	7/1/2050	A+		10,000	11,176,743
PR Hwy &Trans Auth(b)	5.00%	7/1/2020	NR		6,035	2,217,863
PR Hwy & Trans Auth(b)	5.00%	7/1/2022	C		1,545	571,650
PR Hwy & Trans Auth(b)	5.00%	7/1/2028	C		1,015	126,875
Reno–ReTRAC-Reno Trans†	Zero Coupon	7/1/2058	NR		55,000	8,696,484
TX Surface Trans Corp–I-635	4.00%	6/30/2038	Baa2		1,050	1,205,246
TX Surface Trans Corp–I-635	4.00%	12/31/2038	Baa2		1,375	1,575,749
TX Surface Trans Corp–I-635	4.00%	6/30/2039	Baa2		1,335	1,530,254
TX Surface Trans Corp–I-635	4.00%	6/30/2040	Baa2		1,125	1,283,008
TX Surface Trans Corp–NTE 3C AMT	5.00%	6/30/2058	Baa3		9,190	10,984,415
TX Trans Comm–Hwy 249	Zero Coupon	8/1/2036	Baa3		1,050	618,229
TX Trans Comm–Hwy 249	Zero Coupon	8/1/2040	Baa3		1,100	517,331
TX Trans Comm–Hwy 249	Zero Coupon	8/1/2048	Baa3		1,000	304,023
TX Trans Comm–Hwy 249	5.00%	8/1/2057	Baa3		2,375	2,734,439
VA Small Bus Fing–Elizabeth River AMT	6.00%	1/1/2037	BBB-		1,230	1,301,138
Total						431,623,608

See Notes to Financial Statements.	109

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities 7.22%
Burke Co Dev–Oglethorpe Power	4.125%	11/1/2045	BBB+		$6,085	$6,756,098
Burke Co Dev–Oglethorpe Power	4.125%	11/1/2045	BBB+		15,640	17,364,893
CA Poll Ctl–Poseidon Res†	5.00%	11/21/2045	Baa3		2,250	2,671,329
Campbell Co Solid Wste–Basin Elec	3.625%	7/15/2039	A		12,345	13,148,500
Central Plains–Goldman Sachs	5.00%	9/1/2042	BBB+		5,000	7,012,776
Charlotte Co IDA–Babcock Ranch AMT†	5.00%	10/1/2034	NR		1,000	1,117,328
Charlotte Co IDA–Babcock Ranch AMT†	5.00%	10/1/2049	NR		5,500	6,045,060
CO Public Auth–ML	6.50%	11/15/2038	A2		5,000	7,684,217
Compton Water	6.00%	8/1/2039	NR		3,710	3,721,759
GA Muni Elec Auth–MEAG	4.00%	1/1/2049	BBB+		10,000	11,036,283
GA Muni Elec Auth–MEAG	5.00%	1/1/2048	BBB+		2,000	2,363,356
GA Muni Elec Auth–MEAG	5.00%	1/1/2059	BBB+		7,300	8,554,551
GA Muni Elec Auth–MEAG	5.00%	1/1/2063	A		2,400	2,828,167
Guam Waterworks Auth	5.00%	1/1/2050	A-		2,250	2,710,375
HI Dept Budget–Hawaiian Electric	3.20%	7/1/2039	Baa2		15,765	16,868,432
HI Dept Budget–Hawaiian Electric AMT	4.00%	3/1/2037	Baa2		4,475	4,917,615
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB		5,000	5,079,477
Jefferson Co Sewer	Zero Coupon	10/1/2046	BBB		5,445	5,534,585
Jefferson Co Sewer	6.00%	10/1/2042	BBB		7,175	8,341,511
Jefferson Co Sewer	6.50%	10/1/2053	BBB		26,800	31,496,523
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2028	AA		4,035	3,034,261
Jefferson Co Sewer (AGM)	5.00%	10/1/2044	AA		5,070	5,637,126
Maricopa Co Poll Cntrl–El Paso Elec	3.60%	2/1/2040	Baa2		5,355	5,852,795
Maricopa Co Poll Cntrl–El Paso Elec	3.60%	4/1/2040	Baa2		3,115	3,405,787
Moraine Ohio Solid Waste Disp Escrow AMT	Zero Coupon	7/1/2014	NR		525	53	(g)
PR Aqueduct & Swr Auth	4.25%	7/1/2025	Ca		4,400	4,584,405
PR Aqueduct & Swr Auth†	5.00%	7/1/2025	NR		10,000	11,207,380
PR Aqueduct & Swr Auth†	5.00%	7/1/2030	NR		15,000	18,050,328
PR Aqueduct & Swr Auth	5.00%	7/1/2033	Ca		5,570	5,857,923
PR Aqueduct & Swr Auth†	5.00%	7/1/2035	NR		15,000	17,642,271
PR Aqueduct & Swr Auth†	5.00%	7/1/2047	NR		20,000	23,175,800
PR Aqueduct & Swr Auth	5.125%	7/1/2037	Ca		3,720	3,918,185
PR Aqueduct & Swr Auth	6.00%	7/1/2047	Ca		3,315	3,529,894
PR Elec Pwr Auth(b)	5.00%	7/1/2042	D	(d)	4,975	4,514,813
PR Elec Pwr Auth(b)	5.05%	7/1/2042	D	(d)	3,425	3,108,188
PR Elec Pwr Auth(b)	5.25%	7/1/2024	D	(d)	7,000	6,370,000

110	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
PR Elec Pwr Auth(b)		5.50%	7/1/2038	D	(d)	$1,530	$1,396,125
Prichard Wtr & Swr		4.00%	11/1/2044	BBB+		1,980	2,164,616
Total							288,702,785
Total Municipal Bonds (cost $3,714,091,977)							3,940,466,222

	Interest Rate#	Interest Rate Reset Date(h)	Final Maturity Date

SHORT-TERM INVESTMENTS 0.39%

Variable Rate Demand Notes 0.39%

Transportation 0.06%
Triborough Brdg & Tunl Auth	0.07%	4/1/2021	1/1/2032	Aa1		2,510	2,510,000

Utilities 0.33%
NYC Muni Water	0.07%	4/1/2021	6/15/2049	AA+		4,535	4,535,000
NYC Muni Water	0.07%	4/1/2021	6/15/2049	AA+		8,485	8,485,000
Total							13,020,000
Total Short-Term Investments (cost $15,530,000)							15,530,000
Total Investments in Securities 98.93% (cost $3,729,621,977)							3,955,996,222
Cash and Other Assets in Excess of Liabilities 1.07%							42,882,297
Net Assets 100.00%							$3,998,878,519

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COP	Certificates of Participation.
FGIC	Insured by–Financial Guaranty Insurance Company.
GTD	Guaranteed.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipt.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2021, the total value of Rule 144A securities was $880,536,668, which represents 22.02% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2021.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Defaulted (non-income producing security).
(c)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.	111

Schedule of Investments (unaudited)(concluded)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

(d)	This investment has been rated by Fitch IBCA.
(e)	Securities purchased on a when-issued basis (See Note 2(g)).
(f)	Stub Rights issued in connection with a plan of reorganization.
(g)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security fair valued by the Pricing Committee.
(h)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$549,570,304	$10,465,200	$560,035,504
General Obligation	–	423,559,471	950,281	424,509,752
Health Care	–	665,745,617	27,309,418	693,055,035
Other Revenue	–	255,946,933	2,287,883	258,234,816
Special Tax	–	185,579,860	856,869	186,436,729
Utilities	–	288,702,732	53	288,702,785
Remaining Industries	–	1,529,491,601	–	1,529,491,601
Short-Term Investments
Variable Rate Demand Notes	–	15,530,000	–	15,530,000
Total	$–	$3,914,126,518	$41,869,704	$3,955,996,222

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2020	$60,200,221
Accrued Discounts (Premiums)	(18,560)
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	2,832,538
Purchases	–
Sales	(75,000)
Transfers into Level 3	11,657,566
Transfers out of Level 3	(32,727,061)
Balance as of March 31, 2021	$41,869,704
Change in unrealized appreciation/depreciation for the period ended March 31, 2021, related to Level 3 investments held at March 31, 2021	$2,832,538

112	See Notes to Financial Statements.

Schedule of Investments (unaudited)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.03%

Corporate-Backed 22.86%
AL IDA–Office Max Rmkt AMT	6.45%	#(a)	12/1/2023	B1	$1,425	$1,426,692
AL IDA–Office Max Rmkt AMT	6.45%	#(a)	12/1/2023	B1	675	675,802
Allegheny Co IDA–US Steel	4.875%		11/1/2024	B-	2,000	2,140,258
Allegheny Co IDA–US Steel	5.125%		5/1/2030	B-	7,040	8,095,145
Bucks Cnty IDA–Waste Mgmt AMT	2.75%	#(a)	12/1/2022	A-	1,000	1,038,397
CA Muni Fin–United Airlines AMT	4.00%		7/15/2029	B+	5,625	6,381,052
CA Muni Fin–Waste Mgmt AMT	0.70%	#(a)	12/1/2044	A-	2,500	2,523,107
CA Muni Fin–Waste Mgmt AMT	2.40%	#(a)	10/1/2044	A-	4,900	5,336,073
Downtown Doral CDD†	3.875%		12/15/2023	NR	155	159,672
Downtown Doral CDD†	4.25%		12/15/2028	NR	250	270,974
FL DFC–Waste Pro AMT†	5.00%		5/1/2029	NR	3,065	3,306,827
FL DFC–Waste Pro AMT†	5.00%	#(a)	8/1/2029	NR	2,170	2,250,131
Greater Orlando Aviation–Jet Blue AMT	5.00%		11/15/2026	NR	100	106,451
Hoover IDA–US Steel AMT	6.375%	#(a)	11/1/2050	B-	2,000	2,490,036
IA Fin Auth–Alcoa	4.75%		8/1/2042	BB+	2,450	2,533,182
IA Fin Auth–Iowa Fertilizer Co	3.125%		12/1/2022	BB-	1,500	1,528,798
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	BB-	9,535	10,449,174
IL Fin Auth–Navistar†	4.75%	#(a)	10/15/2040	B3	6,000	6,298,360
IN Fin Auth–OVEC	3.00%		11/1/2030	Ba1	2,410	2,502,717
IN Fin Auth–OVEC	3.00%		11/1/2030	Ba1	500	519,236
IN Fin Auth–US Steel	4.125%		12/1/2026	B-	3,250	3,425,808
Int Falls MN–Office Max	5.50%		4/1/2023	B1	1,280	1,281,521
LA Env Facs–Entergy(b)	2.00%		6/1/2030	A	1,250	1,259,229
LA Env Facs–Westlake Chem	3.50%		11/1/2032	Baa2	2,645	2,917,330
LA St John Parish–Marathon Oil	2.125%	#(a)	6/1/2037	BBB-	550	566,110
LA St John Parish–Marathon Oil	2.20%	#(a)	6/1/2037	BBB-	5,835	6,028,056
LA St John Parish–Marathon Oil	2.375%	#(a)	6/1/2037	BBB-	425	442,791
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2022	Baa1	285	305,162
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2028	Baa1	200	212,913
Matagorda Co Nav Dist–AEP TX Central	2.60%		11/1/2029	A-	825	878,486
Matagorda Co Nav Dist–AEP TX Central (AMBAC)	4.40%		5/1/2030	A-	390	471,675
MI Strategic Fd–Waste Mgmt AMT	2.85%	#(a)	8/1/2027	A-	1,000	1,007,913
Mission Econ Dev Corp–Natgasoline AMT†	4.625%		10/1/2031	BB-	5,775	6,138,185
MSR Energy Auth–Citi	6.125%		11/1/2029	BBB+	2,415	3,079,860
Nez Perce Co Poll Ctl–Potlatch	2.75%		10/1/2024	BBB-	2,835	2,933,467

See Notes to Financial Statements.	113

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
NH Bus Fin Auth–United Illuminating	2.80%	#(a)	10/1/2033	A-	$1,000	$1,043,579
NH Fin Auth–Casella Waste AMT†	2.95%	#(a)	4/1/2029	B	2,300	2,361,078
NH National Fin Auth–Covanta AMT†	4.00%		11/1/2027	B1	1,525	1,592,442
Niagara Area Dev Corp–Covanta†	3.50%		11/1/2024	B1	4,100	4,265,976
NJ EDA–Continental Airlines AMT	5.125%		9/15/2023	Ba3	5,965	6,331,729
NJ EDA–Continental Airlines AMT	5.25%		9/15/2029	Ba3	1,750	1,858,715
NJ EDA–Goethals Brdg AMT	5.25%		1/1/2025	A2	285	320,345
NTL Fin Auth–Waste Mgmt AMT	2.15%	#(a)	7/1/2027	A-	3,160	3,305,008
NY Env Facs–Casella Waste AMT	2.75%	#(a)	9/1/2050	B	1,500	1,545,924
NY Env Facs–Casella Waste AMT†	2.875%	#(a)	12/1/2044	B	1,500	1,534,119
NY Env Facs–Casella Waste AMT†	3.125%	#(a)	12/1/2044	B	3,000	3,135,991
NY Liberty Dev Corp–3 WTC†	5.15%		11/15/2034	NR	5,125	5,718,752
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2021	B-	4,180	4,239,627
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2026	B-	1,000	1,013,509
NY Trans Dev Corp–American Airlines AMT	5.25%		8/1/2031	B-	2,650	3,222,907
NY Trans Dev Corp–American Airlines AMT	5.375%		8/1/2036	B-	2,190	2,633,846
NYC IDA–TRIPS AMT	5.00%		7/1/2022	BBB+	1,050	1,115,880
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB+	1,000	1,046,064
OH Air Dev Auth–AEP AMT	2.60%	#(a)	6/1/2041	BBB+	2,500	2,641,955
OH Air Dev Auth–OVEC	2.875%		2/1/2026	Ba1	700	729,433
OH Air Dev Auth–OVEC	3.25%		9/1/2029	Ba1	2,750	2,922,517
OH Air Quality–Pratt Paper AMT†	3.75%		1/15/2028	NR	400	434,201
OH St Wtr Dev Auth–US Steel	6.60%		5/1/2029	B-	200	205,146
Parish of St James–Nustar Logistics†	5.85%	#(a)	8/1/2041	BB-	4,125	4,661,831
Parish of St James–Nustar Logistics†	6.10%	#(a)	6/1/2038	BB-	2,860	3,583,303
Phenix City–Meadwestvaco AMT	4.125%		5/15/2035	BBB	2,500	2,593,881
Polk Co IDA–Mineral Development AMT†	5.875%		1/1/2033	NR	2,375	2,509,639
Port Beaumont Nav Dis–Jefferson Rail AMT†	3.625%		1/1/2035	NR	1,730	1,769,763
Port Seattle Dev Corp–Delta Airlines AMT	5.00%		4/1/2030	BB	3,500	3,736,301
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB	4,970	5,263,156
St Charles Parish–Valero Energy	4.00%	#(a)	12/1/2040	BBB	550	572,512
Tuscaloosa IDA–Hunt Refining†	4.50%		5/1/2032	NR	5,930	6,603,862
Valparaiso Facs–Pratt Paper AMT	5.875%		1/1/2024	NR	230	246,410
Warren Co–Intl Paper	2.90%	#(a)	9/1/2032	BBB	750	789,104
Whiting Env Facs–BP AMT	5.00%	#(a)	11/1/2045	A2	1,170	1,254,072
WI PFA–American Dream†	5.00%		12/1/2027	NR	1,750	1,886,254
WI PFA–American Dream†	6.50%		12/1/2037	NR	2,000	2,283,234

114	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)
WI PFA–Celanese AMT	4.30%		11/1/2030	BBB-		$2,165	$2,401,813
WI PFA–Celanese AMT	5.00%		1/1/2024	BBB-		1,500	1,648,829
WI PFA–Celanese AMT	5.00%		12/1/2025	BBB-		2,490	2,895,049
WI PFA–TRIPS AMT	5.00%		7/1/2022	BBB+		240	251,122
WI PFA–TRIPS AMT	5.00%		7/1/2042	BBB+		1,075	1,117,564
WI PFA–TRIPS AMT	5.00%		7/1/2022	BBB+		230	237,541
WI Pub Fin Auth Solid–Waste Mgmt AMT	2.00%	#(a)	7/1/2029	A-		1,500	1,503,701
Total							192,008,274

Education 4.51%
AZ Edu Fac–Odyssey Prep†	4.00%		7/1/2029	BB-		500	530,285
AZ IDA–Academy of Math & Science Proj†	5.00%		7/1/2029	BB		750	860,434
CA Muni Fin–Julian Chtr Sch†	5.00%		3/1/2025	B+		570	585,159
CA Muni Fin Auth–William Jessup U	5.00%		8/1/2024	NR		735	798,347
CA Muni Fin Auth–William Jessup U	5.00%		8/1/2027	NR		100	113,469
Cap Trust Agy–Renaissance Chtr Sch†	4.00%		6/15/2029	NR		1,000	1,057,109
Cap Trust Ed Facs–Advantage Charter Scho	4.00%		12/15/2024	Baa3		380	404,714
Cap Trust Ed Facs–Advantage Charter Scho	5.00%		12/15/2029	Baa3		400	454,968
Chester Co Hlth & Ed–Immaculata Univ	4.25%		11/1/2032	BB-	(c)	1,600	1,448,882
Chester Co Hlth & Ed–Immaculata Univ	5.00%		11/1/2022	BB-	(c)	630	636,997
Chicago Brd Ed	5.00%		12/1/2022	BB-		1,500	1,603,849
Clifton Higher Ed–Intl Ldrshp Sch	4.625%		8/15/2025	NR		95	102,625
CT Ed Facs–Univ of Hartford	5.00%		7/1/2029	BBB-		925	1,133,227
FL HI Ed–Jacksonville Univ†	4.50%		6/1/2033	NR		4,035	4,699,368
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%		9/1/2027	BB+		2,250	2,483,228
Gloucester Co Impt Auth–Rowan University(b)	0.60%		3/1/2024	NR		600	600,109
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2023	Baa3		500	549,805
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2024	Baa3		500	567,696
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2025	Baa3		600	701,767
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2026	Baa3		750	900,033
MA DFA–Emerson Clg	5.00%		1/1/2024	BBB+		500	559,254
Maricopa Co IDA–Ottawa Univ†	5.00%		10/1/2026	NR		300	314,827
Maricopa Co IDA–Ottawa Univ†	5.125%		10/1/2030	NR		425	458,278
Marietta Dev Auth–Life Univ†	5.00%		11/1/2027	Ba3		2,000	2,185,308
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2024	NR		165	175,248
NY Dorm–Pace Univ	4.00%		5/1/2022	BBB-		245	252,898
NY Dorm–Pace Univ	5.00%		5/1/2021	BBB-		530	531,541

See Notes to Financial Statements.	115

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)
NY Dorm–Touro Clg	5.25%		1/1/2034	BBB-	(c)	$100	$107,202
NY Dorm–Yeshiva Univ	4.00%		11/1/2025	B3		175	176,370
NY Dorm–Yeshiva Univ	4.00%		11/1/2026	B3		145	146,011
NY Dorm–Yeshiva Univ	5.00%		11/1/2021	B3		685	695,914
NY Dorm–Yeshiva Univ	5.00%		9/1/2028	BBB-		595	595,830
NYC IDA–Yankee Stadium (FGIC)	2.29% (CPI Based	)#	3/1/2027	Baa1		2,450	2,513,925
OH Hgr Ed Facs–Dayton Univ (AMBAC)	2.639% (CPI Based	)#	12/1/2022	A+		2,365	2,425,213
Pima IDA–American Leadership Acad†	4.00%		6/15/2022	NR		960	971,084
VT Edu Loan Rev AMT	3.75%		6/15/2028	A		1,820	1,935,268
VT Edu Loan Rev AMT	4.00%		6/15/2029	A		2,120	2,263,095
VT Edu Loan Rev AMT	4.00%		6/15/2030	A		1,215	1,291,133
Total							37,830,470

Energy 0.87%
PEFA Gas–Goldman Sachs	5.00%	#(a)	9/1/2049	A3		6,065	7,313,121

Financial Services 0.40%
MA Ed Fin Auth AMT	5.00%		7/1/2025	AA		2,000	2,340,221
NJ Higher Ed Assistance Auth AMT	3.35%		12/1/2029	Aaa		990	1,046,043
Total							3,386,264

General Obligation 13.50%
Academical Village CCD	3.25%		5/1/2031	NR		765	792,869
Academical Village CDD	2.875%		5/1/2025	NR		1,200	1,225,312
Arlington ISD–Brooks Academies	4.00%		6/15/2031	NR		3,360	3,431,010
Atlantic City GO (BAM)	5.00%		3/1/2022	AA		245	254,651
Chicago Brd Ed	Zero Coupon		12/1/2025	BB-		1,000	925,043
Chicago Brd Ed	4.00%		12/1/2022	BB-		1,290	1,358,135
Chicago Brd Ed	4.00%		12/1/2022	BB-		1,175	1,237,061
Chicago Brd Ed	4.00%		12/1/2027	BB-		2,250	2,557,564
Chicago Brd Ed	5.00%		12/1/2021	BB-		365	376,054
Chicago Brd Ed	5.00%		12/1/2027	BB-		1,250	1,498,909
Chicago Brd Ed	5.00%		12/1/2031	BB-		3,875	4,800,865
Chicago Brd Ed	5.00%		12/1/2033	BB-		1,500	1,842,393
Chicago Brd Ed	5.00%		12/1/2034	BB-		6,325	7,525,779
Chicago Brd Ed†	6.75%		12/1/2030	BB-		2,000	2,614,655

116	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
Chicago Brd Ed	7.00%	12/1/2026	BB-		$100	$124,656
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA		1,000	1,236,363
Chicago Brd Ed (AGM)	5.00%	12/1/2029	AA		1,000	1,241,490
Chicago GO	4.00%	1/1/2022	BBB+		205	210,702
Chicago GO	5.00%	1/1/2024	BBB+		2,930	3,224,237
Chicago GO	5.00%	1/1/2024	BBB+		1,415	1,454,455
Chicago GO	5.00%	1/1/2027	BBB+		1,170	1,382,443
Chicago GO	5.25%	1/1/2022	BBB+		1,330	1,372,391
Chicago GO	5.25%	1/1/2028	BBB+		1,000	1,127,138
Chicago GO (NPFGC)(FGIC)	Zero Coupon	1/1/2031	BBB+		2,335	1,816,239
Cook Co GO	5.00%	11/15/2022	A+		335	360,795
Coralville GO	4.50%	6/1/2032	BB+		1,215	1,254,613
Coralville GO	5.00%	5/1/2030	A-	(c)	1,455	1,585,419
IL State GO	5.00%	7/1/2021	BBB-		835	843,988
IL State GO	5.00%	11/1/2021	BBB-		3,300	3,383,577
IL State GO	5.00%	10/1/2024	BBB-		3,000	3,399,870
IL State GO	5.00%	11/1/2025	BBB-		2,000	2,326,335
IL State GO	5.00%	12/1/2026	BBB-		3,000	3,563,526
IL State GO	5.00%	3/1/2028	BBB-		1,500	1,806,679
IL State GO	5.00%	11/1/2028	BBB-		2,530	2,986,687
IL State GO	5.00%	3/1/2029	BBB-		1,670	1,721,492
IL State GO	5.00%	11/1/2029	BBB-		2,000	2,336,902
IL State GO	5.375%	5/1/2023	BBB-		1,620	1,772,212
IL State GO	5.50%	5/1/2030	BBB-		13,680	17,483,190
New Haven GO	5.00%	8/1/2025	BBB+		580	669,942
NJ State GO	5.00%	6/1/2026	A3		5,000	6,043,552
NYC GO	5.00%	8/1/2034	AA		2,000	2,578,379
Philadelphia Sch Dist	5.00%	9/1/2025	A2		200	233,861
PR Comwlth GO(d)	4.00%	7/1/2021	Ca		920	749,800
PR Comwlth GO(d)	5.50%	7/1/2017	NR		110	95,700
PR Comwlth GO(d)	5.50%	7/1/2019	NR		265	230,550
PR Comwlth GO(d)	8.00%	7/1/2035	Ca		7,400	5,827,500
PR Comwlth GO TCRS (AMBAC)	4.50%	7/1/2023	Ca		490	490,713
PR Elec Pwr Auth (NPFGC)(FGIC)	5.25%	7/1/2023	Baa2		2,325	2,451,103
PR Pub Bldg Auth (NPFGC)(FGIC) GTD	6.00%	7/1/2023	Baa2		1,500	1,610,700
PR Pub Bldg Auth GTD(d)	5.50%	7/1/2023	Ca		55	53,144
PR Pub Bldg Auth GTD(d)	5.50%	7/1/2027	Ca		245	240,713

See Notes to Financial Statements.	117

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
Suffolk Co GO	2.00%		7/22/2021	NR		$1,500	$1,508,130
VT EDA–Casella Waste AMT†	4.625%	#(a)	4/1/2036	B		1,900	2,160,227
Total							113,399,713

Health Care 11.53%
Atlanta Dev Auth–Georgia Proton	6.00%		1/1/2023	NR		2,000	1,322,034
Berks Co IDA–Tower Hlth	5.00%		11/1/2023	BB-		2,945	3,118,385
Berks Co IDA–Tower Hlth	5.00%		2/1/2032	BB-		850	942,044
Berks Co IDA–Tower Hlth	5.00%	#(a)	2/1/2040	BB-		8,710	9,679,244
Blaine Sr Hsg & Hlthcare–Crest View	5.125%		7/1/2025	NR		100	98,000
Bucks Co IDA–Grand View Hosp	5.00%		7/1/2025	BB+		1,075	1,218,500
CA Stwde–Daughters of Charity	5.50%		7/1/2022	NR		39	37,264
CA Stwde–Daughters of Charity	5.75%		7/1/2024	NR		245	232,456
CA Stwde–Loma Linda Univ Med†	5.00%		12/1/2031	BB-		1,000	1,148,774
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2025	BB-		1,200	1,396,936
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2026	BB-		1,070	1,281,667
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2028	BB-		885	1,075,970
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2029	BB-		1,000	1,159,993
CA Stwde–Loma Linda Univ Med Ctr	5.25%		12/1/2029	BB-		2,500	2,851,254
City of Atlantic Beach Fl–Fleet Landing	3.00%		11/15/2023	BBB	(c)	1,000	1,000,323
City of Oroville–Oroville Hsp	5.00%		4/1/2026	BB		1,255	1,427,623
City of Oroville–Oroville Hsp	5.00%		4/1/2029	BB		900	1,064,234
CT Hlth & Ed–Griffin Hosp†	5.00%		7/1/2032	BB+		740	849,332
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2023	BBB-		1,500	1,613,595
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2028	BBB-		500	600,913
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2030	BBB-		1,900	2,253,292
Dev Auth of Floyd Cnty–Spires at Berry	5.50%		12/1/2028	NR		1,000	984,002
Franklin Co IDA–Menno-Haven	5.00%		12/1/2026	NR		500	564,401
Fruita CO Hlth–Canyons Hosp & Med Centr†	5.375%		1/1/2033	NR		2,000	2,220,034
Fulton Co–Canterbury Court†	3.00%		4/1/2024	NR		1,550	1,513,559
Fulton Co Med Ctr	4.00%		7/1/2028	NR		4,210	4,415,152
Glendale IDA–Beatitudes	4.00%		11/15/2027	NR		385	406,277
Glendale IDA–Beatitudes	5.00%		11/15/2023	NR		1,715	1,823,127
Guadalupe Co–Seguin City Hospital	4.00%		12/1/2026	BB		360	387,452
Guadalupe Co–Seguin City Hospital	5.00%		12/1/2022	BB		250	264,852
Guadalupe Co–Seguin City Hospital	5.00%		12/1/2023	BB		1,280	1,396,247
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2021	NR		90	90,000

118	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2021	NR		$164	$164,000
ID HFA–Madison Mem Hosp	5.00%		9/1/2023	BB+		1,795	1,947,029
ID HFA–Madison Mem Hosp	5.00%		9/1/2029	BB+		710	808,822
IL Fin Auth–Plymouth Place	5.00%		5/15/2025	BB+	(c)	125	133,506
IL Fin Auth–Three Crowns Park	3.25%		2/15/2022	NR		130	129,092
Jefferson Co–Samaritan Med Ctr	5.00%		11/1/2025	BBB-		1,305	1,517,857
King Co Pub Hsp–Snoqualmie Vly Hsp	5.00%		12/1/2025	NR		100	106,340
Kirkwood IDA–Aberdeen Hts	5.00%		5/15/2022	BB	(c)	800	825,151
Kirkwood IDA–Aberdeen Hts	5.25%		5/15/2028	BB	(c)	1,135	1,297,698
KY EDFA–CommonSpirit	5.00%		8/1/2030	BBB+		1,800	2,288,479
Lenexa KS Hlth Facs–Lakeview Village	5.00%		5/15/2024	BB+	(c)	1,895	2,062,616
MA Hlth & Edu Facs–Trinity Hlth	0.95% (3 Mo. LIBOR * .67 + .82%	)#	11/15/2032	AA-		1,640	1,641,836
ME Hlth & Hi Ed–MaineGeneral Hlth	7.50%		7/1/2032	NR		475	483,381
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2022	Ba1		250	254,892
Montgomery Co IDA–Trinity Health	0.96% (3 Mo. LIBOR * .67 + .83%	)#	11/15/2034	AA-		950	949,397
Muskingum Co Hsp–Genesis Hlthcare	4.00%		2/15/2023	BB+		1,500	1,572,863
New Hope Cultural–Wesleyan Homes	3.00%		1/1/2024	NR		230	228,141
New Hope Cultural–Wesleyan Homes	4.00%		1/1/2029	NR		470	473,091
NJ Hlth–St Peters Univ Hsp	5.00%		7/1/2021	BB+		225	227,045
NJ Hlth–St Peters Univ Hsp	5.75%		7/1/2037	BB+		810	812,271
Norfolk Redev & Hsg Auth–Harbor’s Edge	4.00%		1/1/2025	NR		1,650	1,650,222
NY Dorm–Mem Sloan Kettering	5.00%		7/1/2027	AA-		2,215	2,787,989
NY Dorm–Montefiore	5.00%		9/1/2028	BBB		470	587,795
NY Dorm–Orange Reg Med Ctr†	5.00%		12/1/2022	BBB-		200	214,171
NY Dorm–Orange Reg Med Ctr†	5.00%		12/1/2022	BBB-		500	533,198
Oconee CO IDA–Westminster Pres Vlg Proj	5.50%		12/1/2028	NR		2,000	1,961,952
OK DFA–OU Med	5.00%		8/15/2029	Baa3		475	585,043
OU MedOK DFA OK DFA–OU Med	5.00%		8/15/2024	Baa3		1,400	1,578,425
Palomar Health†	5.00%		11/1/2027	BBB		3,000	3,534,268
Palomar Health	5.00%		11/1/2031	BBB		750	865,190
Palomar Hlth	5.00%		11/1/2036	BBB		1,500	1,704,923
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2023	BBB-		1,000	1,081,938
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2029	BBB-		4,255	5,005,573
Roanoke Co EDA–Richfield Living II	4.30%		9/1/2030	NR		770	754,797
San Buenaventura–Cmnty Mem Hlth	8.00%		12/1/2026	BB		875	912,739

See Notes to Financial Statements.	119

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2031	BB		$670	$697,866
SC Jobs EDA–Hampton Regl Med	5.00%	11/1/2021	NR		670	685,639
SC Jobs EDA–Hampton Regl Med	5.00%	11/1/2022	NR		700	743,975
SC Jobs EDA–Hampton Regl Med	5.00%	11/1/2023	NR		740	810,862
SE Port Auth–Memorial Hlth	5.00%	12/1/2022	BB-	(c)	170	177,157
SE Port Auth–Memorial Hlth	5.00%	12/1/2023	BB-	(c)	100	109,137
SE Port Auth–Memorial Hlth	5.50%	12/1/2029	BB-	(c)	1,000	1,108,531
Tulsa Co Industrial Auth–Montereau	5.00%	11/15/2023	BBB-	(c)	230	245,645
Wesley Enhanced Living & Sub Organizations	5.00%	7/1/2031	BB	(c)	200	214,126
WI Hlth & Ed–American Baptist	3.50%	8/1/2022	NR		410	411,691
WI Hlth & Ed–American Baptist	4.375%	8/1/2027	NR		225	237,066
WI Hlth Fac Auth–St. Camillus	5.00%	11/1/2026	NR		355	386,611
WI Hlth Fac Auth–St. Camillus	5.00%	11/1/2027	NR		375	410,757
WI PFA–Bancroft Neuro†	5.00%	6/1/2026	NR		470	514,573
Total						96,872,302

Housing 2.41%
CA HFA–MFH	4.00%	3/20/2033	NR		834	967,187
Ca Stwde–Lancer Student Hsg†	3.00%	6/1/2029	NR		750	766,089
Chicago GO	5.00%	1/1/2023	BBB+		2,000	2,132,133
MN HFA	3.00%	1/1/2051	AA+		1,250	1,367,566
Montgomery Co Hsg	4.00%	7/1/2048	Aa2		625	679,287
NC State Hsg Fin Agy	4.00%	7/1/2047	AA+		565	612,977
NJ Hsg and Mtg Fin Auth	4.50%	10/1/2048	AA		1,050	1,186,471
NYC HDC	0.95%	5/1/2027	AA+		1,610	1,591,520
NYC HDC	1.00%	11/1/2027	AA+		1,000	986,633
NYC HDC	1.15%	5/1/2028	AA+		1,595	1,581,215
NYC HDC	1.20%	11/1/2028	AA+		1,075	1,063,879
NYC HDC	2.85%	11/1/2031	AA+		1,285	1,363,733
NYS HFA L-1	1.45%	5/1/2029	Aa2		1,560	1,560,075
NYS HFA L-1	1.50%	11/1/2029	Aa2		680	679,395
NYS HFA L-2	1.25%	11/1/2028	Aa2		775	769,210
PA Hsg Fin Auth AMT	4.00%	4/1/2039	AA+		540	574,399
Phoenix IDA–ASU Std Hsg	5.00%	7/1/2026	Baa3		890	1,019,285
Roanoke Co EDA–Richfield Living	4.75%	9/1/2029	NR		1,335	1,355,123
Total						20,256,177

120	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 5.78%
Aviation Station North Met Dist	4.00%		12/1/2029	NR	$500	$531,707
CA State GO	5.00%		12/1/2027	Aa2	3,000	3,814,338
IL Sports Facs (BAM)	5.00%		6/15/2028	AA	1,100	1,368,003
IL Sports Facs (BAM)	5.00%		6/15/2029	AA	1,000	1,264,090
KY Ppty & Bldgs Commn–Proj #112	5.00%		11/1/2024	A1	1,000	1,153,134
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	Zero Coupon		6/15/2028	BBB	1,345	1,177,716
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	5.50%		6/15/2029	BBB	1,880	2,163,593
NJ EDA–Sch Facs	1.30% (MUNIPSA * 1 + 1.25%	)#	9/1/2025	Baa1	2,280	2,275,378
NJ EDA–Sch Facs	1.60% (MUNIPSA * 1 + 1.55%	)#	9/1/2027	Baa1	530	531,384
NJ EDA–Sch Facs	5.00%		3/1/2023	Baa1	2,005	2,183,918
NJ EDA–Sch Facs	5.00%		6/15/2023	Baa1	3,455	3,798,599
NJ EDA–Sch Facs	5.00%		6/15/2025	Baa1	1,780	2,085,895
NJ EDA–Sch Facs	5.00%		3/1/2030	Baa1	3,000	3,219,171
NJ EDA–Sch Facs	5.50%		9/1/2021	Baa1	310	310,950
NJ Trans Trust Fund	4.00%		12/15/2031	Baa1	3,810	4,387,535
NJ Trans Trust Fund	5.00%		12/15/2023	Baa1	1,000	1,120,238
NJ Trans Trust Fund	5.00%		12/15/2026	Baa1	3,510	4,269,609
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon		12/15/2031	Baa1	1,110	886,414
NYC Eductnl Const	5.00%		4/1/2027	AA-	3,865	4,800,849
PA COPS	5.00%		7/1/2024	A	300	341,373
San Diego Cap Grant–Mid-Coast Corridor	1.80%		11/15/2027	A-	3,525	3,621,053
Santa Barabra COPs AMT	5.00%		12/1/2027	AA	1,595	1,981,199
Santa Barbara COPs AMT	5.00%		12/1/2028	AA	1,000	1,264,185
Total						48,550,331

Other Revenue 6.41%
Arlington Hi Ed Fin Corp–Newman Intl Acad	4.00%		8/15/2031	NR	360	375,620
Arlington Hi Ed Fin Corp–Newman Intl Acad	4.375%		8/15/2026	NR	1,740	1,828,757
AZ IDA–Academy of Math & Science†	4.00%		7/1/2029	BB	400	433,832
AZ IDA–Basis Schools†	5.00%		7/1/2026	BB	500	551,611
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2027	Ba1	2,100	2,546,736
Build NYC Res Corp–Hellenic Charter†	4.00%		12/1/2031	NR	700	758,547
CA Sch Fin Auth–Green Dot Charter†	5.00%		8/1/2025	BBB-	150	172,647
CA Sch Fin Auth–Green Dot Charter†	5.00%		8/1/2026	BBB-	150	176,642
CA Sch Fin Auth–Green Dot Charter†	5.00%		8/1/2027	BBB-	160	192,059

See Notes to Financial Statements.	121

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
Cap Trust Agy–Franklin Academy†	4.00%		12/15/2023	NR	$370	$390,507
Cap Trust Agy–Franklin Academy†	4.00%		12/15/2024	NR	385	412,281
Cap Trust Agy–Franklin Academy†	4.00%		12/15/2025	NR	300	325,068
Cap Trust Agy–Franklin Academy†	5.00%		12/15/2026	NR	300	341,150
Cap Trust Agy–Franklin Academy†	5.00%		12/15/2027	NR	660	746,314
Cap Trust Agy–Franklin Academy†	5.00%		12/15/2028	NR	690	775,133
Cap Trust Agy–Franklin Academy†	5.00%		12/15/2029	NR	730	814,709
Cap Trust Agy–Franklin Academy†	5.00%		12/15/2035	NR	2,165	2,374,296
Chester Co IDA–Collegium Charter Sch	3.70%		10/15/2022	BB	680	691,541
Cleveland Co Port Auth–Playhouse Sq	5.00%		12/1/2028	BB+	1,550	1,657,494
Clifton Higher Ed–Intl Ldrshp Sch	5.25%		8/15/2026	NR	1,600	1,861,172
Clifton Higher Ed–Intl Ldrshp Sch	5.25%		8/15/2028	NR	3,040	3,500,008
FL DFC–FL Charter Foundation†	4.00%		7/15/2026	NR	655	678,149
FL DFC–Renaissance Chtr Sch†	5.00%		6/15/2025	NR	105	112,317
FL DFC–Renaissance Chtr Sch	7.00%		6/15/2026	NR	1,610	1,631,558
FL DFC–Renaissance Chtr Sch	7.625%		6/15/2041	NR	250	253,651
FL DFC–Renaissance Chtr Sch 2020†	4.00%		9/15/2030	NR	470	503,325
Florence Twn IDA–Legacy Trad Sch	5.00%		7/1/2023	BB+	130	135,172
GA World Congress–Convention Ctr Hotel(b)	3.625%		1/1/2031	NR	2,250	2,305,275
Houston Hi Ed–Cosmos Fndtn	4.00%		2/15/2022	BBB	135	138,841
Houston Hi Ed–Cosmos Fndtn	5.875%		5/15/2021	BBB	150	150,957
Jefferson Parish Econ Dev Dist–Kenner†	4.80%		6/15/2029	NR	2,000	2,191,868
KY Public Energy Auth–Peak Energy	4.00%	#(a)	2/1/2050	A1	7,600	8,913,031
Lowndes Co Poll Ctl–Weyerhaeuser	6.80%		4/1/2022	BBB	3,320	3,518,544
Main St Nat Gas–Macquarie	5.00%		5/15/2026	A3	1,000	1,197,823
Main St Nat Gas–Ml	5.00%		3/15/2022	A2	1,050	1,096,233
Maricopa Co–Legacy Schools†	4.00%		7/1/2029	BB+	500	548,864
Maricopa Co IDA–Paradise Schools†	2.875%		7/1/2021	BB+	130	130,350
MD EDC–Chesapeake Bay Hyatt(d)	5.00%		12/1/2031	NR	1,500	900,000
New Brunswick Parking (BAM) GTD	5.00%		9/1/2028	AA	1,280	1,540,241
Phoenix IDA–GreatHearts Academy	2.95%		7/1/2026	BBB-	1,910	1,997,560
Pima Co IDA–Edkey Chtr Sch†	3.50%		7/1/2025	NR	1,000	1,035,554
Salt Verde Fin Corp–Citi	5.25%		12/1/2023	A3	235	262,236
UT Charter Sch–Freedom Academy†	3.25%		6/15/2031	NR	540	537,199
UT Charter Sch–Freedom Academy†	4.50%		6/15/2027	NR	2,800	2,983,872
UT Charter Sch Fin Auth–Freedom Academy†	3.625%		6/15/2021	NR	140	140,333
Total						53,829,077

122	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax 4.49%
Allentown Neighborhood Impt†	5.00%		5/1/2022	Ba3	$1,060	$1,102,366
Allentown Neighborhood Impt†	5.00%		5/1/2023	Ba3	190	204,308
Allentown Neighborhood Impt†	5.00%		5/1/2028	NR	1,820	2,167,827	(e)
Allentown Neighborhood Impt†	5.00%		5/1/2032	Ba3	2,000	2,330,250
Allentown Neighborhood Impt†	5.00%		5/1/2033	Ba3	1,750	2,070,534
Allentown Neighborhood Impt–Wtrfrnt Proj†	6.00%		5/1/2042	NR	1,000	1,232,036
Berkeley Co–Nexton Imp Dist	4.00%		11/1/2030	NR	425	475,266
Brighton Crossing Met Dist #6	5.00%		12/1/2035	NR	525	582,535
Celebration Pointe CDD†	4.00%		5/1/2022	NR	90	90,944
MD Special Tax–Brunswick Crossing	3.00%		7/1/2024	NR	880	907,250
MD Special Tax–Brunswick Crossing	4.00%		7/1/2029	NR	1,225	1,414,064
North Las Vegas Special Improv Dist–Vall	3.50%		6/1/2023	NR	110	113,286
North Las Vegas Special Improv Dist–Vall	3.50%		6/1/2024	NR	120	125,054
North Las Vegas Special Improv Dist–Vall	3.75%		6/1/2025	NR	150	159,137
Nthrn Palm Bch Co Impt Dist	3.25%		8/1/2022	NR	395	400,341
Nthrn Palm Bch Co Impt Dist	5.00%		8/1/2037	NR	750	848,003
NYC IDA–Yankee Stadium (AGM)	5.00%		3/1/2030	AA	1,250	1,610,753
NYC IDA–Yankee Stadium (FGIC)	2.27% (CPI Based	)#	3/1/2025	Baa1	1,485	1,525,897
NYC IDA–Yankee Stadium (NPFGC)(FGIC)	2.28% (CPI Based	)#	3/1/2026	Baa1	1,200	1,233,120
Peninsula Town Center†	4.00%		9/1/2023	NR	205	207,970
Peninsula Town Center†	4.50%		9/1/2028	NR	680	723,469
River Islands PFA–CFD 2003	5.375%		9/1/2031	NR	1,000	1,064,121
Scranton RDA GTD	5.00%		11/15/2021	BB+	465	468,377
Scranton RDA GTD	5.00%		11/15/2028	BB+	255	260,880
Southlands Met Dist #1	3.00%		12/1/2022	Ba1	61	62,078
St Louis IDA–Ballpark Vlg	3.875%		11/15/2029	NR	1,170	1,141,893
Tahoe Douglas Visitors Auth	4.00%		7/1/2027	NR	650	728,788
Tahoe Douglas Visitors Auth	5.00%		7/1/2030	NR	2,755	3,317,323
Village CDD #12	2.875%		5/1/2021	NR	165	165,200
Village CDD #12†	3.25%		5/1/2023	NR	330	336,750
Village CDD #13†	2.625%		5/1/2030	NR	1,500	1,550,992
Village CDD #13	3.55%		5/1/2039	NR	4,360	4,636,994
Village Met Dist–Avon	4.15%		12/1/2030	NR	2,020	2,191,436
West Villages Unit #7	4.00%		5/1/2024	NR	545	560,277
West Villages Unit #7	4.25%		5/1/2029	NR	940	1,018,295
Westerly Met Dist–Weld Co	4.125%		12/1/2031	NR	600	632,473
Total						37,660,287

See Notes to Financial Statements.	123

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue 3.30%
American Samoa GO†	6.50%		9/1/2028	Ba3	$1,000	$1,203,084
Casino Reinv Dev Auth	5.00%		11/1/2022	BBB+	350	368,209
City of Sacramento–TOT Revs	5.00%		6/1/2023	A2	525	571,260
City of Sacramento–TOT Revs	5.00%		6/1/2024	A2	425	477,746
City of Sacramento–TOT Revs	5.00%		6/1/2025	A2	470	543,578
City of Sacramento–TOT Revs	5.00%		6/1/2026	A2	500	593,789
City of Sacramento–TOT Revs	5.00%		6/1/2027	A2	1,535	1,864,118
City of Sparks–Legends at Sparks Marina†	2.50%		6/15/2024	Ba2	135	136,303
City of Sparks–Legends at Sparks Marina†	2.75%		6/15/2028	Ba2	1,300	1,328,687
DE Valley Regional Fin Auth	2.00%		10/1/2029	A+	1,875	1,932,685
Met Pier & Expo Auth–McCormick Place	5.00%		12/15/2022	BBB	1,275	1,362,900
Met Pier & Expo Auth-Mccormick Place (NPFGC)(FGIC)	5.50%		12/15/2023	NR	45	45,456
Met Pier & Expo Auth-Mccormick Place (NPFGC)(FGIC)	5.50%		12/15/2023	BBB	355	386,415
PR Corp Sales Tax	Zero Coupon		7/1/2029	NR	4,979	4,106,801
PR Corp Sales Tax	Zero Coupon		7/1/2031	NR	591	453,055
PR Corp Sales Tax	Zero Coupon		7/1/2033	NR	48	34,131
PR Corp Sales Tax	Zero Coupon		7/1/2051	NR	55	12,174
PR Corp Sales Tax	4.329%		7/1/2040	NR	27	28,950
PR Corp Sales Tax	4.50%		7/1/2034	NR	11,301	12,219,134
PR Corp Sales Tax	4.536%		7/1/2053	NR	1	1,075
PR Corp Sales Tax	4.55%		7/1/2040	NR	3	3,259
PR Corp Sales Tax	4.75%		7/1/2053	NR	19	20,680
PR Corp Sales Tax	5.00%		7/1/2058	NR	49	54,080
Total						27,747,569

Tobacco 2.01%
Golden St Tobacco	3.50%		6/1/2036	BB	1,845	1,878,524
Golden St Tobacco	5.00%		6/1/2047	NR	400	413,863
Golden St Tobacco	5.30%	#	6/1/2037	B-	865	899,245
Nassau Co Tobacco	5.25%	#	6/1/2026	CCC+	1,540	1,575,290
PA Tob Settlement	5.00%		6/1/2023	A1	760	833,666
San Diego Tobacco Settlement	4.00%		6/1/2032	BBB	220	240,437
SD Edu Enhancement Fding Corp	5.00%		6/1/2024	A	775	844,508
Suffolk Tobacco Asset Sec Corp	5.375%		6/1/2028	NR	4,310	4,314,386
Tobacco Settlement Fin Corp NJ	3.20%		6/1/2027	BBB	1,300	1,333,645
TSASC	5.00%		6/1/2022	BBB	4,400	4,574,647
Total						16,908,211

124	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation 12.59%
CA Muni Fin–LINXS AMT	5.00%	12/31/2027	BBB-	(c)	$610	$762,116
CA Muni Fin–LINXS AMT	5.00%	6/30/2029	BBB-	(c)	2,010	2,506,279
CA Muni Fin–LINXS AMT	5.00%	12/31/2035	BBB-	(c)	1,000	1,208,020
Central TX Mobility Auth	5.00%	1/1/2027	A-		1,340	1,591,931
Central TX Mobility Auth(b)	5.00%	1/1/2027	BBB+		3,000	3,542,864
Denver Arpt–United Airlines AMT	5.00%	10/1/2032	B		3,200	3,406,232
Denver RTD–Eagle P3	5.00%	7/15/2025	Baa2		800	933,138
Denver RTD–Eagle P3	5.00%	1/15/2028	Baa2		1,300	1,605,416
Denver RTD–Eagle P3	5.00%	1/15/2029	Baa2		600	754,040
Denver RTD–Eagle P3	5.00%	7/15/2030	Baa2		1,050	1,350,030
Foothill / Eastern Corridor Toll Rd	5.00%	1/15/2026	BBB+		100	119,014
Foothill / Eastern Corridor Toll Rd	5.00%	1/15/2027	BBB+		100	122,026
Foothill / Eastern Corridor Toll Rd	5.00%	1/15/2028	BBB+		350	434,789
Foothill / Eastern Corridor Toll Rd	5.00%	1/15/2029	BBB+		750	945,689
Foothill / Eastern Corridor Toll Rd	5.00%	1/15/2030	BBB+		300	383,309
Foothill / Eastern Corridor Toll Rd	5.00%	1/15/2031	BBB+		700	907,308
Houston Arpt–Continental Airlines AMT	4.75%	7/1/2024	Ba3		3,405	3,571,956
Houston Arpt–United Airlines AMT	5.00%	7/1/2027	BB-	(c)	750	880,360
Houston Arpt–United Airlines AMT	5.00%	7/15/2027	BB-	(c)	1,250	1,468,178
Houston Arpt–United Airlines AMT	5.00%	7/15/2027	BB-	(c)	1,000	1,174,542
Houston Arpt–United Airlines AMT	5.00%	7/15/2035	B		2,450	2,699,538
IL State GO	5.00%	11/1/2025	BBB-		2,000	2,313,942
Kansas City IDA–Kansas City Arpt AMT	5.00%	3/1/2031	A2		3,720	4,727,470
MD EDC–CNX Marine Terminals	5.75%	9/1/2025	BB-		4,500	4,544,444
MD EDC–Port Covington	3.25%	9/1/2030	NR		600	652,723
MI Strategic Fund–I-75 AMT	5.00%	6/30/2030	Baa2		865	1,083,226
MTA NY	4.00%	2/1/2022	NR		1,105	1,135,113
MTA NY	5.00%	9/1/2022	NR		3,005	3,185,325
MTA NY	5.00%	2/1/2023	NR		1,905	2,049,306
MTA NY	5.00%	11/15/2029	A3		2,660	3,195,358
MTA NY	5.00%	11/15/2030	A3		3,000	3,173,888
MTA NY	5.00%	11/15/2031	A3		1,850	2,137,408
MTA NY	5.00%#(a)	11/15/2034	A3		4,425	4,986,393
MTA NY	5.00%#(a)	11/15/2045	A3		1,400	1,754,836
NJ EDA–Port Newark AMT	5.00%	10/1/2021	Baa3		1,250	1,273,206
NY Trans Dev Corp–Delta Airlines AMT	5.00%	1/1/2028	Baa3		650	797,951
NY Trans Dev Corp–Delta AMT	4.00%	10/1/2030	Baa3		8,550	9,932,946

See Notes to Financial Statements.	125

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
NY Trans Dev Corp–Delta AMT	5.00%		1/1/2022	Baa3		$600	$618,158
NY Trans Dev Corp–Delta AMT	5.00%		1/1/2024	Baa3		1,000	1,105,403
NY Trans Dev Corp–Delta AMT	5.00%		1/1/2030	Baa3		1,810	2,190,627
NY Trans Dev Corp–Delta AMT	5.00%		1/1/2036	Baa3		5,000	5,928,554
NY Trans Dev Corp–JFK IAT	5.00%		12/1/2026	Baa1		1,000	1,203,863
NY Trans Dev Corp–JFK IAT	5.00%		12/1/2028	Baa1		1,140	1,414,951
NY Trans Dev Corp–JFK IAT AMT	5.00%		12/1/2023	Baa1		1,400	1,553,865
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%		7/1/2032	Baa3		830	900,426
NY Trans Dev Corp–TOGA AMT	5.00%		1/1/2023	Baa3		1,000	1,077,232
NYS Thruway–Service Area Proj AMT	2.50%		10/31/2031	BBB-	(c)	865	882,177
NYS Thruway–Service Area Proj AMT	4.00%		10/31/2034	BBB-	(c)	250	290,204
Osceola Co Trans–Osceola Parkway	5.00%		10/1/2031	BBB+		1,050	1,347,995
Osceola Parkway	5.00%		10/1/2029	BBB+		450	585,392
Philadelphia Arpt AMT	5.00%		6/15/2026	A2		1,580	1,854,137
Port Auth NY & NJ AMT	5.00%		7/15/2029	Aa3		1,695	2,168,069
Port Oakland CA AMT	5.00%		11/1/2029	A		1,435	1,828,171
PR Hwy & Trans Auth (AMBAC)	2.295% (CPI Based	)#	7/1/2028	C		2,230	2,123,807
South Carolina Ports AMT	5.00%		7/1/2029	A+		1,060	1,352,164
Total							105,735,505

Utilities 8.37%
Burke Co Dev–Oglethorpe Power	3.00%	#(a)	11/1/2045	A-		1,535	1,601,087
CA Poll Ctl–Poseidon Res†	5.00%		7/1/2029	Baa3		250	306,109
Charlotte County IDA–Babcock Ranch AMT†	5.00%		10/1/2029	NR		1,000	1,125,238
City of Rockport Poll Ctl–IN MI Pwr	3.05%		6/1/2025	A-		1,000	1,096,835
Clarion Co IDA–American Wtr AMT	2.45%	#(a)	12/1/2039	A+		1,000	1,061,313
CO Public Auth–ML	6.125%		11/15/2023	A2		1,440	1,566,272
DE EDA–NRG Energy	1.25%	#(a)	10/1/2040	BBB-		1,000	996,286
DE EDA–NRG Energy	1.25%	#(a)	10/1/2045	BBB-		3,000	2,989,160
HI Dept Budget–Hawaiian Electric AMT	3.10%		5/1/2026	Baa2		5,025	5,479,706
Jefferson Co Sewer	5.00%		10/1/2021	BBB		1,300	1,331,667
KY Muni Pwr–Prairie State Proj	3.45%	#(a)	9/1/2042	Baa1		850	892,631
Luzerne Co IDA–American Wtr AMT	2.45%	#(a)	12/1/2039	A+		1,200	1,284,584
Main St Nat Gas–Citibank	4.00%	#(a)	3/1/2050	A3		1,000	1,153,055
Main St Nat Gas–Citibank	5.00%		9/1/2025	A3		250	294,927
New Orleans Sewer	5.00%		6/1/2028	A		1,000	1,244,351
Northern CA Gas–Goldman Sachs	4.00%	#(a)	7/1/2049	A2		1,050	1,162,153
Orlando Util Commn	1.25%	#(a)	10/1/2046	AA		3,000	2,989,559

126	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
PR Aqueduct & Swr Auth		4.25%		7/1/2025	Ca	$3,095	$3,224,712
PR Aqueduct & Swr Auth		5.00%		7/1/2022	Ca	2,135	2,245,445
PR Aqueduct & Swr Auth†		5.00%		7/1/2025	NR	2,500	2,801,845
PR Aqueduct & Swr Auth†		5.00%		7/1/2030	NR	4,000	4,813,421
PR Elec Pwr Auth(d)		4.10%		7/1/2019	NR	240	212,400
PR Elec Pwr Auth(d)		4.25%		7/1/2020	NR	970	864,512
PR Elec Pwr Auth(d)		5.00%		7/1/2018	NR	50	44,563
PR Elec Pwr Auth(c)(d)		5.25%		7/1/2027	D	2,630	2,393,300
PR Elec Pwr Auth (AGM)		5.00%		7/1/2024	AA	145	149,699
PR Elec Pwr Auth (NPFGC)(FGIC)		5.00%		7/1/2021	Baa2	100	100,716
Prichard Wtr & Swr		2.25%		11/1/2027	BBB+	420	435,574
Prichard Wtr & Swr		2.375%		11/1/2028	BBB+	1,305	1,358,442
SC Pub Service Auth		5.00%		12/1/2031	A	1,025	1,228,677
SC Pub Service Auth–Santee Cooper		5.00%		12/1/2031	A	1,000	1,318,545
SE AL Gas Dist–Goldman Sachs		4.00%	#(a)	4/1/2049	A3	1,530	1,674,227
TEAC–Goldman Sachs(c)		5.625%		9/1/2026	BBB	5,405	6,632,849
TX Muni Gas Acq & Supply–Macquarie		5.00%		12/15/2028	A3	6,625	8,347,615
TX Muni Gas Acq & Supply–ML		6.25%		12/15/2026	A2	2,100	2,468,105
WV EDA–Appalachian Pwr		2.625%	#(a)	12/1/2042	A-	750	769,604
WV EDA–Wheeling Pwr AMT		3.00%	#(a)	6/1/2037	A-	2,600	2,670,661
Total							70,329,845
Total Municipal Bonds (cost $802,727,119)							831,827,146

	Interest Rate#	Interest Rate Reset Date(f)		Final Maturity Date

SHORT-TERM INVESTMENTS 0.42%

Variable Rate Demand Notes 0.42%

General Obligation 0.13%
CA State GO	0.03%	3/29/2021		5/1/2034	AAA	1,100	1,100,000

Utilities 0.29%
NYC Muni Water	0.05%	3/29/2021		6/15/2050	AA+	2,400	2,400,000
Total Short-Term Investments (cost $3,500,000)							3,500,000
Total Investments in Securities 99.45% (cost $806,227,119)							835,327,146
Cash and Other Assets in Excess of Liabilities(g) 0.55%							4,608,122
Net Assets 100.00%							$839,935,268

See Notes to Financial Statements.	127

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipt.
TRIPS	Tax Refund Intercept Programs.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2021.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2021, the total value of Rule 144A securities was $136,951,880, which represents 16.31% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis (See Note 2(g)).
(c)	This investment has been rated by Fitch IBCA.
(d)	Defaulted (non-income producing security).
(e)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(g)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at March 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	June 2021	232	Short	$(30,998,310)	$(30,377,500)	$620,810

128	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2021

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Special Tax	$–	$35,492,460	$2,167,827	$37,660,287
Remaining Industries	–	794,166,859	–	794,166,859
Short-Term Investments
Variable Rate Demand Notes	–	3,500,000	–	3,500,000
Total	$–	$833,159,319	$2,167,827	$835,327,146
Other Financial Instruments
Futures Contracts
Assets	$620,810	$–	$–	$620,810
Liabilities	–	–	–	–
Total	$620,810	$–	$–	$620,810

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2020	$7,246,256
Accrued Discounts (Premiums)	(2,507)
Realized Gain (Loss)	14,968
Change in Unrealized Appreciation (Depreciation)	223,207
Purchases	–
Sales	(1,452,389)
Transfers into Level 3	1,956,919
Transfers out of Level 3	(5,818,627)
Balance as of March 31, 2021	$2,167,827
Change in unrealized appreciation/depreciation for the period ended March 31, 2021, related to Level 3 investments held at March 31, 2021	$211,694

See Notes to Financial Statements.	129

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.56%

Corporate-Backed 3.20%
CA MFA–Waste Mgmt AMT	2.40%	#(a)	10/1/2044	A-		$5,930	$6,457,737
CA Muni Fin–United Airlines AMT	4.00%		7/15/2029	B+		3,430	3,891,024
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3		4,410	4,669,504
CA Poll Ctl–Waste Mgmt AMT	4.30%		7/1/2040	A-		160	182,430
Long Beach Nat Gas–ML	5.00%		11/15/2029	A2		1,285	1,640,325
San Francisco Arpt–SFO Fuel AMT	5.00%		1/1/2038	A1		1,315	1,606,290
Total							18,447,310

Education 7.45%
CA Dev Auth–Culinary Institute	5.00%		7/1/2046	Baa2		1,010	1,104,382
CA Ed Fac Auth–Loyola Marymount Univ	5.00%		10/1/2048	A2		1,000	1,205,721
CA Ed Facs–ArtCenter College of Design	5.00%		12/1/2030	Baa1		525	650,966
CA Ed Facs–ArtCenter College of Design	5.00%		12/1/2044	Baa1		1,500	1,778,908
CA Ed Facs–Chapman Univ	4.00%		4/1/2047	A2		1,800	2,014,490
CA Ed Facs–Chapman Univ	5.00%		4/1/2040	A2		1,000	1,147,745
CA Ed Facs–Loyola Marymount Univ (NPFGC)(FGIC)	Zero Coupon		10/1/2029	A2		550	479,973
CA Ed Facs–Loyola Marymount Univ (NPFGC)(FGIC)	Zero Coupon		10/1/2033	A2		1,720	1,337,509
CA Ed Facs–Santa Clara Univ	5.00%		4/1/2039	Aa3		1,000	1,159,590
CA Ed Facs–Stanford Univ	5.00%		5/1/2049	AAA		2,000	3,065,604
CA Ed Facs–Univ of Pacific	4.00%		11/1/2044	A2		1,000	1,153,627
CA Ed Facs–Univ of San Francisco	5.00%		10/1/2037	A2		1,000	1,232,109
CA Ed Facs–Univ of San Francisco	5.00%		10/1/2053	A2		2,000	2,403,956
CA Fin Auth–Biola Univ	5.00%		10/1/2029	Baa1		330	360,822
CA Infra & Econ Dev–UCSF	5.00%		5/15/2047	AA		3,325	3,993,395
CA MFA–Univ of La Verne	5.00%		6/1/2043	A3		1,035	1,239,670
CA Muni Fin–Biola Univ	5.00%		10/1/2032	Baa1		400	478,626
CA Muni Fin–Emerson Clg	5.00%		1/1/2042	BBB+		3,190	3,745,355
CA Muni Fin–Julian Chtr Sch†	5.625%		3/1/2045	B+		500	513,326
CA Muni Fin–Touro College	5.25%		1/1/2040	BBB-	(b)	1,085	1,163,797
CA Sch Fin Auth–Green Dot Schs†	5.00%		8/1/2045	BBB-		540	591,241
CA Sch Fin Auth–KIPP LA†	5.00%		7/1/2045	BBB		540	602,735
CA State Univ	4.00%		11/1/2045	Aa2		2,000	2,340,310
Ripon USD (BAM)	5.50%		8/1/2043	AA		1,000	1,216,875
Univ of CA	5.25%		5/15/2047	AA		2,000	2,490,872

130	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2021

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Education (continued)
Univ of CA	5.25%	5/15/2058	AA	$2,500	$3,113,062
University of San Diego	5.00%	10/1/2049	A1	2,000	2,426,068
Total					43,010,734

General Obligation 18.34%
Albany CA USD	4.00%	8/1/2046	Aa2	1,000	1,110,277
Anaheim USD	3.00%	8/1/2038	Aa2	3,000	3,216,028
Banning Unified Sch Dist (AGM)	5.25%	8/1/2042	AA	1,115	1,387,153
Beverly Hills USD	3.00%	8/1/2044	Aaa	2,040	2,152,901
CA St GO	4.00%	10/1/2044	Aa2	1,805	2,107,427
CA State GO	3.00%	10/1/2033	Aa2	1,250	1,401,670
CA State GO	4.00%	9/1/2035	Aa2	1,145	1,310,211
CA State GO	4.00%	11/1/2036	Aa2	1,920	2,329,697
CA State GO	4.00%	3/1/2046	Aa2	1,000	1,170,393
CA State GO	5.00%	2/1/2032	Aa2	2,000	2,077,692
CA State GO	5.00%	4/1/2032	Aa2	2,200	3,028,089
CA State GO	5.00%	2/1/2033	Aa2	1,000	1,038,761
CA State GO	5.00%	8/1/2038	Aa2	1,565	1,884,722
CA State GO	5.25%	8/1/2032	Aa2	2,500	2,982,429
CA State GO	5.25%	10/1/2032	Aa2	4,000	4,099,921
CA State GO	5.25%	4/1/2035	Aa2	3,000	3,147,238
CA State GO	5.25%	10/1/2039	Aa2	500	602,544
Centinela UHSD (BAM)	4.00%	8/1/2052	AA	1,615	1,804,628
Centinela UHSD (BAM)	5.00%	8/1/2052	AA	2,000	2,407,878
Cupertino USD	2.50%	8/1/2033	Aa1	740	779,273
Del Mar USD (BAM)	4.00%	9/1/2044	AA	1,700	1,933,008
Grossmont UHSD	5.00%	8/1/2043	Aa2	1,250	1,390,794
Grossmont UHSD (AGM)	Zero Coupon	6/1/2040	AA	2,000	874,342
Huntington Beach City SD	4.00%	8/1/2048	Aa1	1,000	1,117,395
Imperial Unified Sch Dist (BAM)	5.25%	8/1/2043	AA	2,000	2,487,887
Inglewood USD (BAM)	4.00%	8/1/2038	AA	575	646,966
Inglewood USD (BAM)	4.00%	8/1/2039	AA	1,000	1,122,866
Irvine Unified School District	4.00%	9/1/2042	Aa1	1,915	2,213,280
Irvine Unified School District	5.50%	9/1/2035	Aa1	1,060	1,378,342
Irvine USD–Spl Tax (BAM)	5.00%	9/1/2038	AA	1,000	1,134,174
Irvine USD–Spl Tax (BAM)	5.00%	9/1/2056	AA	1,000	1,207,618
Long Beach USD	3.00%	8/1/2037	Aa2	2,420	2,672,811
Los Angeles USD	4.00%	7/1/2032	Aa3	1,250	1,536,189

See Notes to Financial Statements.	131

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Los Angeles USD	4.00%	7/1/2033	Aa3	$1,000	$1,220,631
Los Angeles USD	4.00%	7/1/2044	Aa3	2,000	2,334,266
Marin Healthcare Dist	4.00%	8/1/2040	Aa2	1,000	1,119,420
New Haven USD	4.00%	8/1/2044	Aa3	1,250	1,426,644
New Haven USD	4.00%	8/1/2047	Aa3	2,415	2,714,212
Newport Mesa USD	Zero Coupon	8/1/2041	Aaa	1,325	681,170
Newport-Mesa USD	Zero Coupon	8/1/2045	Aaa	2,000	863,054
North Orange CCD	2.75%	8/1/2036	AA+	2,000	2,113,492
Oceanside USD	4.00%	8/1/2048	Aa3	2,030	2,279,874
Orange USD	4.00%	8/1/2047	AA	1,000	1,145,111
Panama-Buena Vista USD (BAM)	2.625%	8/1/2037	AA	1,510	1,561,112
Perris UHSD (AGM)	3.00%	9/1/2044	AA	1,000	1,044,290
PR Comwlth GO(c)	6.00%	7/1/2039	Ca	2,000	1,740,000
PR Comwlth GO(c)	8.00%	7/1/2035	Ca	2,000	1,575,000
San Benito HSD	Zero Coupon	8/1/2041	Aa3	1,640	814,022
San Benito HSD	Zero Coupon	8/1/2042	Aa3	1,795	851,498
San Benito HSD	Zero Coupon	8/1/2043	Aa3	2,600	1,178,955
San Diego USD	3.25%	7/1/2048	Aa2	1,000	1,071,287
San Francisco Arpt AMT	5.25%	5/1/2042	A1	1,000	1,198,372
San Francisco CCD	4.00%	6/15/2045	Aa3	1,250	1,460,314
San Francisco CCD	5.00%	6/15/2028	Aa3	1,000	1,178,038
San Gorgonio Mem Hlthcare Dist	5.00%	8/1/2032	Baa3	1,000	1,090,219
San Leandro Unified Sch Dist (BAM)	5.25%	8/1/2046	AA	1,750	2,178,259
San Leandro USD (BAM)	4.00%	8/1/2043	AA	650	744,907
San Rafael Elem Sch Dist	4.00%	8/1/2047	AA	1,000	1,127,709
San Rafael HSD	4.50%	8/1/2042	AA	1,150	1,366,809
Santa Ana USD	3.25%	8/1/2042	Aa3	500	539,334
Santa Barbara Unified Sch Dist	4.00%	8/1/2036	Aa1	750	862,873
Santa Barbara USD	4.00%	8/1/2044	Aa1	1,000	1,149,419
Santa Rita USD	2.50%	8/1/2031	AA-	1,235	1,303,604
Simi Valley GO	4.00%	8/1/2046	Aa2	1,065	1,214,897
Simi Valley USD	4.00%	8/1/2048	Aa2	600	683,436
Southwestern Community College Dist	Zero Coupon	8/1/2041	Aa2	1,100	665,027
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA	1,000	1,134,618
West Contra Costa USD	4.00%	8/1/2043	AA-	1,000	1,143,067
West Contra Costa USD	6.00%	8/1/2027	AA-	1,000	1,304,913
Total					105,834,457

132	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 14.47%
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB		$1,000	$1,055,253
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2043	AA		1,000	1,093,134
Antelope Valley Hlth	5.25%	3/1/2036	Ba3		1,000	1,032,377
CA Fin Auth–Standord Hlth	4.00%	8/15/2050	AA-		1,000	1,166,002
CA Hlth–Kaiser Permanente	5.00%	11/1/2047	AA-		1,000	1,482,594
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	1,056,048
CA Hlth–Childrens Hsp Los Angeles	5.00%	8/15/2047	BBB+		1,000	1,164,671
CA Hlth–Childrens Hsp Orange Co	4.00%	11/1/2035	AA-		570	678,150
CA Hlth–Childrens Hsp Orange Co	5.00%	11/1/2033	AA-		1,300	1,676,963
CA Hlth–Childrens Hsp Orange Co	5.00%	11/1/2034	AA-		1,200	1,543,390
CA Hlth–Childrens Hsp Orange Co	5.25%	11/1/2035	AA-		2,000	2,046,420
CA Hlth–City of Hope	4.00%	11/15/2045	A+		3,000	3,402,502
CA Hlth–CommonSpirit	4.00%	4/1/2037	BBB+		3,500	4,070,691
CA Hlth–CommonSpirit	4.00%	4/1/2044	BBB+		1,250	1,426,052
CA Hlth–CommonSpirit	4.00%	4/1/2045	BBB+		1,250	1,422,222
CA Hlth–CommonSpirit	4.00%	4/1/2049	BBB+		2,500	2,831,618
CA Hlth–Providence St. Joes Hlth	4.00%	10/1/2047	AA-		2,115	2,382,889
CA Hlth–Rady Childrens Hsp	5.50%	8/15/2033	Aa3		2,000	2,031,834
CA Hlth–Sutter Hlth	4.00%	11/15/2042	A+		1,715	1,940,600
CA Hlth Facs–Lucile Packard Hosp	5.00%	11/15/2056	A+		1,500	1,774,379
CA Htlh–Emante Hlth	4.00%	4/1/2037	A		1,400	1,630,779
CA Muni Fin–Caritas Affordable Hsg	4.00%	8/15/2037	A-		1,000	1,102,990
CA Muni Fin–Channing House	5.00%	5/15/2047	AA-		2,000	2,366,217
CA Muni Fin–Cmnty Hlth Ctr†	5.00%	12/1/2054	NR		750	818,602
CA Muni Fin–Cmnty Med Ctrs	4.00%	2/1/2042	A-		1,165	1,257,237
CA Muni Fin–Cmnty Med Ctrs	5.00%	2/1/2040	A-		500	559,969
CA Muni Fin–Cmnty Med Ctrs	5.00%	2/1/2047	A-		2,000	2,280,462
CA Stwde–Adventist Health West	3.00%	3/1/2039	A		3,475	3,626,126
CA Stwde–American Baptist	5.00%	10/1/2045	A-	(b)	1,000	1,098,252
CA Stwde–Daughters of Charity	5.50%	7/1/2039	NR		172	163,251
CA Stwde–Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		775	901,285
CA Stwde–Huntington Memorial Hosp	4.00%	7/1/2048	A-		1,000	1,101,434
CA Stwde–John Muir Hlth	4.00%	12/1/2057	A+		1,000	1,032,558
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB-		2,150	2,427,341
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		2,200	2,445,750
CA Stwde–Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		1,555	1,827,778
Eisenhower Med Ctr	5.00%	7/1/2032	Baa2		1,020	1,215,429

See Notes to Financial Statements.	133

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
La Verne COP–Brethren Hillcrest Homes	5.00%	5/15/2029	NR	$635	$675,369
Oroville–Oroville Hsp	5.25%	4/1/2049	BB	2,710	3,071,523
Palomar Hlth	5.00%	11/1/2036	BBB	1,250	1,420,770
Palomar Hlth	5.00%	11/1/2039	BBB	3,750	4,217,396
Palomar Hlth (AGM)	5.00%	11/1/2047	AA	4,475	5,410,449
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2031	BB	2,000	2,083,181
Sierra Joint CCD	4.00%	8/1/2053	Aaa	1,500	1,724,027
Washingtown Twnshp Health Care Dist	3.00%	7/1/2037	Baa2	1,440	1,455,301
Washingtown Twnshp Health Care Dist	5.00%	7/1/2032	Baa2	1,075	1,305,617
Whittier Hlth Fac–Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A	1,000	1,008,784
Total					83,505,666

Housing 4.68%
CA CHA–The Arbors†	5.00%	8/1/2050	NR	1,100	1,254,650
CA Cmty Hsg–Annadel Apts†	5.00%	4/1/2049	NR	1,000	1,118,676
CA Cmty Hsg–Stoneridge Apt†	4.00%	2/1/2056	NR	1,000	1,057,420
CA Cmty Hsg–Verdant†	5.00%	8/1/2049	NR	1,400	1,578,419
CA HFA–MFH	3.50%	11/20/2035	BBB+	1,300	1,484,375
CA HFA–MFH	4.00%	3/20/2033	NR	2,894	3,356,708
CA HFA–MFH	4.25%	1/15/2035	BBB+	5,936	7,079,309
CA Muni Fin–Biola Univ	5.00%	10/1/2034	Baa1	1,000	1,188,621
CA Muni Fin–Caritas Affordable Hsg	5.00%	8/15/2030	A-	1,050	1,163,461
CA Muni Fin–UC Berkeley Hsg	5.00%	6/1/2050	Baa3	500	537,764
CA Stwde–CHF-Irvine LLC	5.00%	5/15/2035	Baa1	1,100	1,263,589
CA Stwde–CHF-Irvine LLC	5.125%	5/15/2031	Baa1	1,500	1,506,937
CEDA–Provident Student Hsg	5.00%	8/1/2045	Baa3	1,745	2,105,709
CSCDA Cmty Impt Auth–Parallel-Anaheim†	4.00%	8/1/2056	NR	1,000	1,060,742
ESRF / Natl Charter School Loans	5.00%	11/1/2044	A	1,050	1,270,280
Total					27,026,660

Lease Obligations 2.05%
CA Pub Wks–Judicial Council	5.00%	12/1/2028	Aa3	1,000	1,031,765
CA Pub Wks–State Prisons	5.75%	10/1/2031	Aa3	2,000	2,054,714
CA Pub Wks–Various Cap Proj	4.00%	3/1/2045	Aa3	940	1,098,324
CA Pub Wks–Various Cap Proj	5.00%	4/1/2037	Aa3	1,000	1,045,999
CA Pub Wks–Various Cap Proj TCRS (BAM)	3.125%	5/1/2033	AA	1,275	1,416,078

134	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
San Bernardino COPs (AGM)	5.00%	10/1/2031	AA	$860	$1,077,811
Santa Barbara COPs AMT	5.00%	12/1/2036	AA	3,395	4,116,645
Total					11,841,336

Other 0.34%
CA Infra & Econ Dev–Acad Motion Pict	5.00%	11/1/2029	Aa2	1,500	1,948,616

Other Revenue 2.21%
CA Infra & Econ Dev–Acad Motion Pict	5.00%	11/1/2030	Aa2	1,500	1,997,287
CA Infra & Econ Dev–Acad Motion Pict	5.00%	11/1/2041	Aa2	1,010	1,122,779
CA Infra & Econ Dev–Gladstone Inst	5.25%	10/1/2034	NR	2,000	2,049,328
CA Infra & Econ Dev–Museum of Nat Hist	4.00%	7/1/2050	A2	1,000	1,137,958
CA Muni Fin–Oceaa	6.75%	10/1/2028	NR	905	907,147
CA Sch Fin Auth–Aspire†	5.00%	8/1/2046	BBB	1,000	1,118,038
CA Sch Fin Auth–Green Dot Charter†	5.00%	8/1/2038	BBB-	1,000	1,173,602
CA Sch Fin Auth–KIPP LA	5.00%	7/1/2034	BBB	600	662,947
MSR Energy Auth–Citi	6.125%	11/1/2029	BBB+	2,030	2,588,868
Total					12,757,954

Pre-Refunded 0.14%
MSR Energy Auth–Citi	6.50%	11/1/2039	BBB+	520	831,298

Special Tax 3.51%
Brentwood Infra Fin Auth	5.00%	9/2/2036	NR	500	551,255
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2028	NR	1,000	1,175,721
Inland Valley Redev Agy	5.25%	9/1/2037	A-	1,325	1,463,566
Irvine CFD–Great Park	5.00%	9/1/2044	NR	500	555,514
Irvine USD–Spl Tax	5.00%	3/1/2057	NR	1,000	1,165,180
Lake Elsinore PFA	5.00%	9/1/2035	NR	920	1,038,621
Poway USD PFA (BAM)	5.00%	9/1/2035	AA+	1,770	2,088,926
River Islands PFA–CFD 2003	5.375%	9/1/2031	NR	1,045	1,112,006
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	500	527,711
River Islands PFA–Lathrop (AGM)	4.00%	9/1/2040	AA	1,000	1,155,635
River Islands PFA–Lathrop (AGM)	4.00%	9/1/2045	AA	2,000	2,280,283
River Islands PFA–Lathrop (AGM)	4.00%	9/1/2050	AA	1,400	1,587,198
Roseville CFD–Westpark	5.00%	9/1/2031	NR	1,000	1,142,778
San Clemente Cmnty Facs	5.00%	9/1/2040	NR	975	1,095,017
Temecula Vly USD Fin Auth (BAM)	5.00%	9/1/2035	AA	1,505	1,717,449
Union City Redev Agy–Tax Alloc	6.875%	12/1/2033	A+	1,510	1,576,714
Total					20,233,574

See Notes to Financial Statements.	135

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue 2.51%
Anaheim PFA Lease Rev (BAM)	5.00%	9/1/2035	AA	$2,000	$2,414,781
City of Sacramento–TOT Revs	5.00%	6/1/2048	A1	1,000	1,175,747
Invine Reassessment District No. 19	4.00%	9/2/2039	A	1,000	1,149,992
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	352	290,338
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	587	449,988
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	134	95,284
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	501	110,897
PR Corp Sales Tax	4.329%	7/1/2040	NR	350	375,277
PR Corp Sales Tax	4.329%	7/1/2040	NR	3,971	4,257,786
PR Corp Sales Tax	4.536%	7/1/2053	NR	7	7,523
PR Corp Sales Tax	4.55%	7/1/2040	NR	213	231,383
PR Corp Sales Tax	4.75%	7/1/2053	NR	296	322,168
PR Corp Sales Tax	5.00%	7/1/2058	NR	1,291	1,424,851
San Jose Spl Tax–Conv Ctr	6.125%	5/1/2031	A+	1,000	1,002,455
Tustin CFD 06–1-Tust Leg/Colum Vil	5.00%	9/1/2037	A-	1,000	1,160,973
Total					14,469,443

Tobacco 7.65%
CA Stwde–Tobacco Settlement	Zero Coupon	6/1/2046	NR	8,675	1,845,279
CA Stwde–Tobacco Settlement†	Zero Coupon	6/1/2055	NR	10,000	621,952
Golden St Tobacco	Zero Coupon	6/1/2047	CCC-	2,700	595,463
Golden St Tobacco	3.50%	6/1/2036	BB	1,550	1,578,164
Golden St Tobacco	5.00%	6/1/2029	BBB	1,000	1,212,943
Golden St Tobacco	5.00%	6/1/2034	BBB-	1,050	1,270,430
Golden St Tobacco	5.00%	6/1/2035	BB+	2,500	2,982,947
Golden St Tobacco	5.00%	6/1/2047	NR	1,250	1,293,322
Golden St Tobacco	5.00%	6/1/2047	NR	4,510	4,666,305
Golden St Tobacco	5.25%	6/1/2047	NR	1,250	1,297,312
Inland Empire Tobacco†	Zero Coupon	6/1/2057	CCC	3,000	198,751
Los Angeles Co Tobacco	Zero Coupon	6/1/2055	NR	3,000	580,200
Los Angeles Co Tobacco	4.00%	6/1/2038	A-	615	731,950
Los Angeles Co Tobacco	4.00%	6/1/2039	A-	500	593,351
Los Angeles Co Tobacco	4.00%	6/1/2040	A-	710	840,437
Los Angeles Co Tobacco	4.00%	6/1/2049	BBB+	1,500	1,722,756
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-	1,300	1,573,089
Merced Co Tobacco	5.00%	6/1/2050	NR	1,000	1,169,285
Sacramento Co Tobacco	Zero Coupon	6/1/2060	NR	2,200	523,449
Sacramento Co Tobacco	4.00%	6/1/2035	A-	750	905,677

136	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)
Sacramento Co Tobacco	4.00%		6/1/2037	A-		$770	$919,655
Sacramento Co Tobacco	4.00%		6/1/2039	A-		500	591,510
Sacramento Co Tobacco	4.00%		6/1/2049	BBB-		1,500	1,691,919
Sacramento Co Tobacco	4.00%		6/1/2049	BBB+		3,000	3,461,727
San Diego Co Tobacco	Zero Coupon		6/1/2054	NR		4,800	908,544
San Diego Co Tobacco	5.00%		6/1/2038	A-		1,000	1,264,225
San Diego Co Tobacco	5.00%		6/1/2039	A-		1,000	1,260,820
San Diego Co Tobacco	5.00%		6/1/2048	BBB-		100	120,099
San Diego Co Tobacco	5.00%		6/1/2048	BBB+		1,675	2,050,146
San Diego Tobacco Settlement	4.00%		6/1/2032	BBB		1,540	1,683,061
Silicon Valley Tobacco	Zero Coupon		6/1/2041	NR		5,000	1,617,635
Silicon Valley Tobacco	Zero Coupon		6/1/2056	NR		2,250	210,808
Sonoma Co Tobacco	4.00%		6/1/2049	BBB+		1,450	1,675,895
Sthrn CA Tobacco	Zero Coupon		6/1/2046	CCC-		2,500	512,583
Total							44,171,689

Transportation 20.48%
Alameda Corridor Trsp Auth	5.00%		10/1/2036	BBB+		1,500	1,761,445
Alameda Corridor Trsp Auth	5.00%		10/1/2037	BBB+		2,415	2,827,150
Alameda Corridor Trsp Auth (AGM)	4.00%		10/1/2037	AA		2,030	2,253,713
Alameda Corridor Trsp Auth (AGM)	5.00%		10/1/2029	AA		1,425	1,574,774
Alameda Corridor Trsp Auth (NPFGC)(FGIC)	Zero Coupon		10/1/2032	A-		985	790,933
Bay Area Toll Auth	3.00%		4/1/2054	AA-		2,500	2,587,487
Bay Area Toll Auth	4.00%		4/1/2038	AA-		2,000	2,304,323
Bay Area Toll Auth	4.00%		4/1/2042	AA-		1,635	1,868,772
CA Muni Fin–LINXS (AGM) AMT	4.00%		12/31/2047	AA		1,420	1,579,605
CA Muni Fin–LINXS AMT	4.00%		12/31/2047	BBB-	(b)	5,490	6,107,064
CA Muni Fin–LINXS AMT	5.00%		12/31/2035	BBB-	(b)	1,000	1,208,020
CA Muni Fin Auth–LINXS AMT	5.00%		12/31/2031	BBB-	(b)	1,240	1,515,890
CA Muni Fin Auth–LINXS AMT	5.00%		12/31/2043	BBB-	(b)	4,700	5,554,537
CA Muni Fin Auth–LINXS APM Proj AMT	5.00%		12/31/2047	BBB-	(b)	1,005	1,181,655
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	A-		1,500	1,122,660
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2042	A-		1,150	1,349,790
Foothill / Eastern Corridor Toll Rd	3.50%	#(a)	1/15/2053	A-		5,690	6,261,799
Foothill / Eastern Corridor Toll Rd	3.95%	#(a)	1/15/2053	A-		4,175	4,643,319
Foothill / Eastern Corridor Toll Rd	4.00%		1/15/2046	A-		4,900	5,672,969
Foothill / Eastern Corridor Toll Rd	5.50%	#(a)	1/15/2053	A-		250	265,667

See Notes to Financial Statements.	137

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Foothill / Eastern Corridor Toll Rd (AGM)	3.50%	#(a)	1/15/2053	AA	$215	$239,191
Long Beach Harbor AMT	5.00%		5/15/2028	AA	1,000	1,164,948
Los Angeles Dept Arpts–LAX AMT	4.00%		5/15/2044	Aa3	6,000	6,753,470
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2041	Aa2	1,000	1,148,144
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2043	Aa3	1,000	1,216,826
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2046	Aa3	1,000	1,155,927
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2047	Aa3	2,000	2,355,113
Los Angeles Dept Arpts–LAX AMT	5.25%		5/15/2048	Aa3	2,000	2,420,114
Los Angeles Harbor AMT	5.00%		8/1/2036	AA	1,000	1,119,004
Los Angeles International Airport AMT	5.00%		5/15/2044	Aa3	2,090	2,537,356
Orange Cnty Arpt	5.00%		7/1/2029	A+	575	707,900
Port Oakland AMT	5.125%		5/1/2031	A+	1,250	1,254,349
Riverside Co Trsp Commn	Zero Coupon		6/1/2028	A	1,000	853,919
Riverside Co Trsp Commn	5.75%		6/1/2048	A	1,500	1,634,026
Sacramento Co Arpt	5.00%		7/1/2041	A-	1,130	1,335,082
San Diego Arpt AMT	4.00%		7/1/2044	A-	5,555	6,287,286
San Diego Arpt AMT	5.00%		7/1/2027	A1	1,000	1,098,989
San Diego Arpt AMT	5.00%		7/1/2047	A2	2,000	2,359,341
San Francisco Arpt AMT	4.00%		5/1/2049	A1	1,000	1,122,600
San Francisco Arpt AMT	5.00%		5/1/2027	A1	1,430	1,434,902
San Francisco Arpt AMT	5.00%		5/1/2040	A1	1,500	1,684,347
San Francisco Arpt AMT	5.00%		5/1/2045	A1	1,500	1,805,821
San Francisco Arpt AMT	5.00%		5/1/2050	A1	4,000	4,791,633
San Francisco Port AMT	5.00%		3/1/2030	Aa3	1,415	1,566,692
San Joaquin Hills Trsp Corridor	5.00%		1/15/2029	A-	1,220	1,394,527
San Joaquin Hills Trsp Corridor	5.00%		1/15/2050	A-	4,815	5,342,474
San Joaquin Hills Trsp Corridor	5.25%		1/15/2044	BBB+	2,100	2,342,789
San Joaquin Hills Trsp Corridor	5.25%		1/15/2049	BBB+	1,930	2,148,105
San Joaquin Hills Trsp Corridor (NPFGC)(FGIC)	Zero Coupon		1/15/2036	Baa2	1,400	957,129
San Jose Arpt AMT	5.00%		3/1/2047	A2	3,475	4,072,941
San Jose Arpt AMT	6.25%		3/1/2034	A2	1,500	1,500,503
Total						118,237,020

Utilities 11.53%
Adelanto Util Sys (AGM)	5.00%		7/1/2039	AA	1,335	1,642,314
CA Poll Ctl–Poseidon Res†	5.00%		7/1/2039	Baa3	500	601,473
CA Poll Ctl–Poseidon Res†	5.00%		11/21/2045	Baa3	2,500	2,968,144

138	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
Casitas Muni Water Dist (BAM)	5.25%		9/1/2047	AA		$1,525	$1,864,580
El Dorado Irrigation Dist (AGM)	5.25%		3/1/2039	AA		750	858,965
Guam Pwr Auth (AGM)	5.00%		10/1/2034	AA		705	786,611
Guam Waterworks Auth	5.00%		1/1/2050	A-		600	722,767
Guam Waterworks Auth	5.50%		7/1/2043	A-		525	585,116
Long Beach Nat Gas–ML	1.56% (3 Mo. LIBOR * .67 + 1.43%	)#	11/15/2026	A2		1,000	1,036,270
Long Beach Nat Gas–ML	5.50%		11/15/2037	A2		1,885	2,726,085
Los Angeles DWAP–Pwr Sys	5.25%		7/1/2037	Aa2		1,500	1,852,977
Los Angeles DWAP–Pwr Sys	5.25%		7/1/2049	Aa2		2,000	2,508,200
Los Angeles Wastewater	5.00%		6/1/2044	AA+		1,000	1,165,407
Middle Fork Project Finance Authority	5.00%		4/1/2036	Baa3		1,950	2,368,302
Mountain House Util Sys (BAM)	4.00%		12/1/2045	AA		2,720	3,096,557
MSR Energy Auth–Citi	6.50%		11/1/2039	BBB+		2,575	4,116,521
MSR Energy Auth–Citi	7.00%		11/1/2034	BBB+		2,500	3,890,025
Northern CA Gas–Goldman Sachs	4.00%	#(a)	7/1/2049	A2		3,000	3,320,436
Porterville Wtr & Swr (AGM)	4.00%		8/15/2050	AA		815	942,025
PR Aqueduct & Swr Auth†	5.00%		7/1/2030	NR		750	902,516
PR Aqueduct & Swr Auth†	5.00%		7/1/2047	NR		500	579,395
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Ca		1,230	1,297,650
PR Elec Pwr Auth(c)	5.25%		7/1/2024	D	(b)	255	232,050
PR Elec Pwr Auth(c)	5.25%		7/1/2033	D	(b)	115	104,650
PR Elec Pwr Auth(c)	7.00%		7/1/2040	D	(b)	450	419,625
San Diego Water	5.00%		8/1/2043	Aa3		1,000	1,243,577
San Francisco City & Co PUC Wastewater	4.00%		10/1/2043	AA		1,250	1,438,411
Santa Maria Wtr & Wastewtr	5.00%		2/1/2027	AA-		1,000	1,040,204
Silicon Valley Clean Wtr	4.00%		8/1/2046	AA		1,500	1,698,946
South Placer Wtr Auth	5.00%		11/1/2035	Aa3		500	694,914
Southern CA Pub Pwr Auth–Apex	5.00%		7/1/2038	AA-		1,000	1,133,771
Southern CA Pub Pwr Auth–Goldman Sachs	1.607% (3 Mo. LIBOR * .67 + 1.47%	)#	11/1/2038	A2		770	748,012
Southern CA Pub Pwr Auth–Goldman Sachs	5.00%		11/1/2033	A2		5,465	7,323,698
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2029	AA		1,000	1,135,375
Transbay Pwr Auth	5.00%		10/1/2025	BBB+	(b)	1,130	1,295,006
Transbay Pwr Auth	5.00%		10/1/2027	BBB+	(b)	1,245	1,481,980
Transbay Pwr Auth	5.00%		10/1/2029	BBB+	(b)	1,370	1,671,391
Transbay Pwr Auth	5.00%		10/1/2031	BBB+	(b)	765	935,155

See Notes to Financial Statements.	139

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
Transbay Pwr Auth	5.00%	10/1/2032	BBB+	(b)	$1,090	$1,318,985
Transbay Pwr Auth	5.00%	10/1/2034	BBB+	(b)	300	360,396
Transbay Pwr Auth	5.00%	10/1/2035	BBB+	(b)	200	239,560
Transbay Pwr Auth	5.00%	10/1/2038	BBB+	(b)	650	771,087
Valley Co Wtr Dist	4.50%	1/1/2048	AA-		1,245	1,435,016
Total						66,554,145
Total Investments in Securities 98.56% (cost $534,245,927)						568,869,902
Cash and Other Assets in Excess of Liabilities 1.44%						8,325,337
Net Assets 100.00%						$577,195,239

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COP	Certificates of Participation.
FGIC	Insured by–Financial Guaranty Insurance Company.
LIBOR	London Interbank Offered Rate.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
TCRS	Transferable Custodial Receipt.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2021.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2021, the total value of Rule 144A securities was $23,256,964, which represents 4.03% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$568,869,902	$–	$568,869,902
Total	$–	$568,869,902	$–	$568,869,902

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

140	See Notes to Financial Statements.

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.01%

Corporate-Backed 3.14%
Gloucester Co Poll Ctl–Logan AMT	5.00%	12/1/2024	BBB-	$190	$199,208
NJ EDA–Continental Airlines AMT	5.25%	9/15/2029	Ba3	1,675	1,779,056
NJ EDA–Continental Airlines AMT	5.50%	6/1/2033	Ba3	650	707,973
NJ EDA–Goethals Brdg AMT	5.00%	7/1/2023	A2	70	76,991
NJ EDA–Goethals Brdg AMT	5.00%	1/1/2028	A2	100	110,894
NJ EDA–Goethals Brdg AMT (AGM)	5.00%	1/1/2031	AA	225	251,590
Salem Co Poll Ctl–Chambers AMT	5.00%	12/1/2023	BBB	940	995,446
Total					4,121,158

Education 6.25%
Gloucester Co Impt Auth–Rowan Univ (BAM)(a)	4.00%	7/1/2051	AA	150	170,944
Gloucester Co Impt Auth–Rowan Univ GTD	5.00%	7/1/2044	Aa1	370	453,962
NJ Ed Facs–Kean Univ (AGM)	5.00%	7/1/2027	AA	325	378,550
NJ Ed Facs–NJ City Univ (AGM)	5.00%	7/1/2030	AA	840	986,631
NJ Ed Facs–Seton Hall Univ	4.00%	7/1/2046	BBB+	545	578,141
NJ Ed Facs–Seton Hall Univ (AGM)	3.25%	7/1/2049	AA	400	419,956
NJ Ed Facs–Stockton Univ	5.00%	7/1/2034	BBB+	325	369,461
NJ Ed Facs–Stockton Univ	5.00%	7/1/2041	Baa1	800	919,423
NJ Ed Facs–William Paterson University (AGM)	3.00%	7/1/2039	AA	250	255,905
NJ Ed Facs–William Paterson University (AGM)	3.00%	7/1/2040	AA	250	254,961
NJ EDA–Montclair St Univ (AGM)	5.00%	6/1/2042	AA	500	585,496
NJ EDA–Stevens Inst Tech	3.00%	7/1/2050	BBB+	1,005	1,021,139
NJ EDA–Stevens Inst Tech	4.00%	7/1/2050	BBB+	200	220,247
NJ Higher Ed Assistance Auth AMT	3.25%	12/1/2039	Aa1	650	662,590
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	Aaa	305	320,826
NJ Inst of Tech	5.00%	7/1/2033	A1	170	213,837
Rutgers State Univ	5.00%	5/1/2028	Aa3	300	377,347
Total					8,189,416

Financial Services 0.19%
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2028	Aaa	200	244,511

General Obligation 12.84%
Atlantic City GO (AGM)	5.00%	3/1/2037	AA	500	595,915
Atlantic City GO (BAM)	5.00%	3/1/2042	AA	750	885,174

See Notes to Financial Statements.	141

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Cumberland Co Impt Auth (BAM)	4.00%	10/1/2048	AA	$750	$844,645
Essex Co GO GTD	4.00%	11/1/2049	Aaa	1,125	1,262,474
Gloucester Co Impt Auth–Rowan Univ GTD	4.00%	7/1/2048	Aa1	510	580,002
Hudson Cnty Impt Auth	4.00%	10/1/2046	AA	840	974,393
Hudson Cnty NJ GO	2.00%	11/15/2035	AA	885	892,979
Hudson Co GO	4.00%	10/1/2051	AA	350	403,878
Hudson Co Impt Auth–Solid Waste GTD	4.00%	1/1/2040	AA	500	574,506
Jersey City GO	5.00%	11/1/2033	AA-	135	166,955
Mercer Cnty GO	4.00%	3/15/2040	AA+	190	221,659
Mercer Cnty GO	4.00%	4/1/2031	AA+	200	240,942
Newark GO (AGM)	4.00%	10/1/2035	AA	250	286,358
Newark GO (AGM)	4.00%	10/1/2037	AA	275	311,701
Newark Hsg Auth–Port Newark	4.00%	1/1/2037	A+	550	613,308
NJ State GO	2.50%	6/1/2038	A3	1,000	1,004,051
NJ State GO	4.00%	6/1/2031	A3	1,000	1,222,661
NJ State GO	4.00%	6/1/2032	A3	500	615,244
NJ State GO	5.00%	6/1/2027	A3	185	215,891
NJ State GO	5.00%	6/1/2027	A3	680	840,278
PR Comwlth GO(b)	5.375%	7/1/2030	Ca	1,000	856,250
Rutherford BOE	2.50%	12/15/2034	AA-	1,000	1,027,671
Somerset Co GO GTD	4.00%	9/1/2050	AAA	1,000	1,175,095
Union Co Util Auth–Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	1,028,736
Total					16,840,766

Health Care 13.12%
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2030	BBB+	500	551,526
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2032	BBB+	500	549,503
Camden Co Impt Auth–Cooper Hlth	5.75%	2/15/2042	BBB+	425	453,395
NJ EDA–Bancroft Neuro	5.00%	6/1/2036	NR	220	241,747
NJ Hlth–AHS Hsp Corp	5.00%	7/1/2030	AA-	105	124,813
NJ Hlth–AHS Hsp Corp	5.00%	7/1/2031	AA-	125	148,072
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2027	AA-	300	374,701
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2029	AA-	620	761,624
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2031	AA-	640	778,513
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2033	AA-	260	314,332
NJ Hlth–Hunterdon Med Ctr	5.00%	7/1/2034	A-	500	574,986
NJ Hlth–Inspira Hlth	4.00%	7/1/2047	A2	770	847,109
NJ Hlth–Inspira Hlth	5.00%	7/1/2034	A2	250	298,250

142	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
NJ Hlth–Inspira Hlth	5.00%	7/1/2035	A2	$100	$121,269
NJ Hlth–Inspira Hlth	5.00%	7/1/2042	A2	585	693,736
NJ Hlth–Princeton Hlth	5.00%	7/1/2039	AA	1,000	1,176,586
NJ Hlth–Robert Wood Hsp	5.25%	7/1/2028	AA-	500	551,327
NJ Hlth–RWJ Barnabas	5.00%	7/1/2033	AA-	1,080	1,298,064
NJ Hlth–RWJ Barnabas	5.00%	7/1/2043	AA-	865	1,024,400
NJ Hlth–St Josephs Hlth	4.00%	7/1/2048	BBB-	1,000	1,094,226
NJ Hlth–St Josephs Hlth	5.00%	7/1/2027	BBB-	100	120,546
NJ Hlth–St Josephs Hlth	5.00%	7/1/2041	BBB-	750	869,653
NJ Hlth–St Peters Univ Hsp	5.75%	7/1/2037	BB+	600	601,682
NJ Hlth–Trinitas Hsp	5.00%	7/1/2030	BBB	245	287,767
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2046	AA	1,000	1,130,073
NJ Hlth Fin Auth–Valley Health	4.00%	7/1/2044	A	1,010	1,147,212
NJ Hlth Fin Auth–Valley Health	5.00%	7/1/2028	A	595	751,297
NJ Hlth Fin Auth–Valley Health	5.00%	7/1/2030	A	255	325,273
Total					17,211,682

Housing 0.08%
NJ Hsg and Mtg Fin Auth	3.15%	5/1/2053	AA-	100	104,247

Lease Obligations 19.46%
Gloucester Co Impt Auth–Rowan Univ (AGM)	5.00%	11/1/2029	AA	250	300,740
Gloucester Co Impt Auth–Rowan Univ (AGM)	5.00%	11/1/2030	AA	290	347,243
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2024	Baa1	125	143,218
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2026	Baa1	235	267,823
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2033	Baa1	1,060	1,191,343
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2036	Baa1	535	620,146
NJ Ed Facs–Higher Ed Cap Impt	5.50%	9/1/2033	Baa1	410	488,433
NJ EDA–Bldgs	5.00%	6/15/2047	Baa1	540	629,467
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB	1,560	1,719,365
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB	210	232,378
NJ EDA–Sch Facs	4.00%	6/15/2030	Baa1	745	801,896
NJ EDA–Sch Facs	4.00%	6/15/2049	Baa1	1,390	1,532,774
NJ EDA–Sch Facs	5.00%	6/15/2026	Baa1	145	168,929
NJ EDA–Sch Facs	5.00%	3/1/2028	Baa1	375	403,652
NJ EDA–Sch Facs	5.00%	6/15/2029	Baa1	500	602,570
NJ EDA–Sch Facs	5.00%	6/15/2030	Baa1	160	179,350
NJ EDA–Sch Facs	5.00%	6/15/2031	Baa1	745	834,655

See Notes to Financial Statements.	143

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
NJ EDA–Sch Facs	5.00%	6/15/2034	Baa1	$390	$434,897
NJ EDA–Sch Facs	5.00%	6/15/2035	Baa1	640	749,298
NJ EDA–Sch Facs	5.00%	6/15/2042	Baa1	480	557,876
NJ EDA–Sch Facs	5.00%	6/15/2048	Baa1	500	592,050
NJ EDA–State House Proj	5.00%	6/15/2035	Baa1	750	913,673
NJ EDA–Transit	5.00%	11/1/2033	Baa1	500	617,981
NJ Hlth–Hsp Asset Trans	5.00%	10/1/2038	Baa1	520	603,416
NJ Trans Trust Fund	Zero Coupon	12/15/2031	Baa1	1,790	1,399,521
NJ Trans Trust Fund	Zero Coupon	12/15/2038	Baa1	1,080	657,463
NJ Trans Trust Fund	4.00%	12/15/2039	Baa1	1,075	1,204,259
NJ Trans Trust Fund	4.00%	6/15/2050	Baa1	1,125	1,233,049
NJ Trans Trust Fund	4.25%	12/15/2038	Baa1	370	420,529
NJ Trans Trust Fund	4.75%	6/15/2038	Baa1	980	1,088,711
NJ Trans Trust Fund	5.00%	6/15/2030	A+	545	635,889
NJ Trans Trust Fund	5.00%	6/15/2031	A+	400	464,352
NJ Trans Trust Fund	5.00%	12/15/2036	Baa1	530	642,172
NJ Trans Trust Fund	5.00%	6/15/2038	Baa1	1,380	1,531,180
NJ Trans Trust Fund	5.25%	6/15/2041	Baa1	205	233,179
NJ Trans Trust Fund	5.25%	6/15/2043	Baa1	720	871,366
PR Infra Fin Auth–Mepsi Campus(b)	6.50%	10/1/2037	NR	500	201,250
Total					25,516,093

Other Revenue 0.66%
Middlesex Co Impt Auth–Heldrich Ctr	6.25%	1/1/2037	NR	1,300	26,000
NJ EDA–Bancroft Neuro	5.00%	6/1/2041	NR	350	381,098
NJ EDA–Sch Facs	5.00%	3/1/2027	Baa1	420	453,017
Total					860,115

Special Tax 0.56%
NJ EDA–Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	739,527

Tax Revenue 4.98%
Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+	525	558,788
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500	551,754
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AA	1,205	1,491,082
NJ EDA–Cigarette Tax	4.25%	6/15/2027	BBB	550	565,955
NJ EDA–Cigarette Tax	5.00%	6/15/2025	BBB	330	344,554
NJ EDA–Cigarette Tax	5.00%	6/15/2029	BBB	120	124,420
NJ Trans Trust Fund	3.00%	6/15/2050	Baa1	400	396,301

144	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	$18	$14,847
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	235	180,149
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	598	425,222
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	1,940	429,422
PR Corp Sales Tax	4.329%	7/1/2040	NR	96	102,933
PR Corp Sales Tax	4.329%	7/1/2040	NR	492	527,532
PR Corp Sales Tax	4.536%	7/1/2053	NR	3	3,224
PR Corp Sales Tax	4.55%	7/1/2040	NR	19	20,640
PR Corp Sales Tax	4.75%	7/1/2053	NR	267	290,604
PR Corp Sales Tax	4.784%	7/1/2058	NR	40	43,384
PR Corp Sales Tax	5.00%	7/1/2058	NR	420	463,546
Total					6,534,357

Tobacco 3.81%
NJ EDA–Cigarette Tax	5.00%	6/15/2026	BBB	1,025	1,067,809
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+	2,350	2,732,006
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	1,000	1,195,765
Total					4,995,580

Transportation 26.03%
Delaware River & Bay Auth	4.00%	1/1/2044	A1	850	962,734
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,025	1,097,672
Delaware River Port Auth	5.00%	1/1/2022	A	1,115	1,147,650
Delaware River Port Auth	5.00%	1/1/2024	A	360	383,345
Delaware River Port Auth	5.00%	1/1/2034	A+	505	564,847
Delaware River Port Auth	5.00%	1/1/2040	A+	520	641,023
Delaware River Toll Brdg Commn	3.00%	7/1/2049	A1	1,000	1,045,530
Delaware River Toll Brdg Commn	4.00%	7/1/2047	A1	1,205	1,330,841
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1	280	346,037
NJ EDA–Goethals Brdg AMT (AGM)	5.125%	1/1/2039	AA	925	1,025,721
NJ EDA–Port Newark AMT	5.00%	10/1/2047	Baa3	930	1,054,168
NJ EDA–Transit	4.00%	11/1/2044	Baa1	250	276,980
NJ Tpk Auth	4.00%	1/1/2043	A+	1,010	1,134,786
NJ Tpk Auth	4.00%	1/1/2048	A+	1,000	1,127,853
NJ Tpk Auth	4.00%	1/1/2051	A+	1,000	1,151,646
NJ Tpk Auth	5.00%	1/1/2030	A+	510	618,998
NJ Tpk Auth	5.00%	1/1/2030	A+	585	724,569
NJ Tpk Auth	5.00%	1/1/2033	A+	560	685,844

See Notes to Financial Statements.	145

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
NJ Tpk Auth	5.00%		1/1/2033	A+	$1,285	$1,459,552
NJ Tpk Auth	5.00%		1/1/2034	A+	510	586,906
NJ Tpk Auth	5.00%		1/1/2034	A+	615	741,660
NJ Tpk Auth	5.00%		1/1/2035	A+	515	611,454
NJ Tpk Auth	5.00%		1/1/2037	A+	340	412,202
NJ Tpk Auth (AGM)	5.25%		1/1/2028	AA	810	1,037,789
NJ Trans Trust Fund	4.00%		6/15/2050	Baa1	1,000	1,111,636
NJ Trans Trust Fund	5.00%		6/15/2028	A+	1,000	1,185,544
Port Auth NY & NJ	4.00%		7/15/2040	Aa3	435	507,633
Port Auth NY & NJ	4.00%		9/1/2043	Aa3	850	972,096
Port Auth NY & NJ	5.00%		11/15/2033	Aa3	500	616,086
Port Auth NY & NJ	5.00%		10/15/2035	Aa3	500	604,719
Port Auth NY & NJ	5.00%		7/15/2038	Aa3	420	518,755
Port Auth NY & NJ	5.00%		11/15/2047	Aa3	575	695,851
Port Auth NY & NJ AMT	4.00%		9/1/2043	Aa3	850	959,823
Port Auth NY & NJ AMT	4.00%		11/1/2059	Aa3	200	222,053
Port Auth NY & NJ AMT	4.00%		7/15/2061	Aa3	500	559,932
Port Auth NY & NJ AMT	5.00%		9/15/2029	Aa3	320	400,409
Port Auth NY & NJ AMT	5.00%		9/15/2032	Aa3	505	619,777
Port Auth NY & NJ AMT	5.00%		11/15/2032	Aa3	500	603,120
Port Auth NY & NJ AMT	5.00%		9/15/2033	Aa3	560	684,588
Port Auth NY & NJ AMT	5.00%		10/15/2036	Aa3	1,190	1,351,510
South Jersey Port Corp AMT	5.00%		1/1/2048	Baa1	500	569,527
South Jersey Trans Auth	5.00%		11/1/2039	BBB+	530	589,320
South Jersey Trans Auth (BAM)	4.00%		11/1/2050	AA	500	571,970
South Jersey Trans Auth (BAM)	5.00%		11/1/2045	AA	500	625,897
Total						34,140,053

Utilities 7.89%
Guam Pwr Auth (AGM)	5.00%		10/1/2034	AA	400	446,304
Guam Waterworks Auth	5.00%		7/1/2036	A-	100	114,089
Guam Waterworks Auth	5.00%		1/1/2050	A-	300	361,383
NJ EDA–Middlesex Water AMT	4.00%		8/1/2059	A+	500	545,840
NJ EDA–Nat Gas	3.50%		4/1/2042	A1	1,655	1,703,572
NJ EDA–Nat Gas AMT	3.00%		8/1/2041	A1	1,000	1,008,229
NJ EDA–NJ American Wtr Co AMT	2.20%	#(c)	10/1/2039	A+	500	524,123
NJ EDA–UMM Energy AMT	4.75%		6/15/2032	Baa2	1,000	1,038,400
NJ Infra Bank-NJ-Am Wtr Co AMT	4.00%		9/1/2036	AAA	335	381,351

146	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
NJ Infra Bank-NJ-Am Wtr Co AMT	4.00%	9/1/2047	AAA		$1,500	$1,673,694
NJ Tpk Auth	5.00%	1/1/2031	A+		510	628,532
Passaic Valley Swr (AGM)	3.00%	12/1/2038	AA		1,000	1,074,087
PR Aqueduct & Swr Auth†	5.00%	7/1/2030	NR		250	300,839
PR Aqueduct & Swr Auth†	5.00%	7/1/2047	NR		250	289,698
PR Elec Pwr Auth(b)	5.00%	7/1/2037	D	(d)	110	99,825
PR Elec Pwr Auth(b)	5.75%	7/1/2036	D	(d)	75	68,625
PR Elec Pwr Auth(b)	7.00%	7/1/2040	D	(d)	100	93,250
Total						10,351,841
Total Investments in Securities 99.01% (cost $122,823,278)						129,849,346
Cash and Other Assets in Excess of Liabilities 0.99%						1,295,841
Net Assets 100.00%						$131,145,187

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
GTD	Guaranteed.
NR	Not Rated.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2021.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2021, the total value of Rule 144A securities was $590,537, which represents 0.45% of net assets.
(a)	Securities purchased on a when-issued basis (See Note 2(g)).
(b)	Defaulted (non-income producing security).
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	This investment has been rated by Fitch IBCA.

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$129,849,346	$–	$129,849,346
Total	$–	$129,849,346	$–	$129,849,346

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	147

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.36%

Corporate-Backed 7.69%
Brooklyn Arena LDC–Barclays Ctr	Zero Coupon		7/15/2047	Ba1		$250	$104,693
Build NYC Res Corp–Pratt Paper AMT†	4.50%		1/1/2025	NR		205	218,632
Build NYC Res Corp–Pratt Paper AMT†	5.00%		1/1/2035	NR		250	277,550
Liberty Dev Corp–Goldman Sachs	5.25%		10/1/2035	A2		6,610	9,304,287
Liberty Dev Corp–Goldman Sachs	5.50%		10/1/2037	A2		3,325	4,895,105
Niagara Area Dev Corp–Covanta AMT†	4.75%		11/1/2042	B1		1,750	1,830,086
NY Env Facs–Casella Waste AMT	2.75%	#(a)	9/1/2050	B		500	515,308
NY Env Facs–Casella Waste AMT†	2.875%	#(a)	12/1/2044	B		1,500	1,534,119
NY Liberty Dev Corp–3 WTC†	5.00%		11/15/2044	NR		6,655	7,269,239
NY Liberty Dev Corp–3 WTC†	5.15%		11/15/2034	NR		750	836,891
NY Liberty Dev Corp–3 WTC†	7.25%		11/15/2044	NR		1,000	1,109,278
NY Liberty Dev Corp–7 WTC	5.00%		9/15/2040	Aaa		1,015	1,056,042
NY Liberty Dev Corp–BofA Tower	2.80%		9/15/2069	Baa2		4,130	4,084,230
NY Trans Dev Corp–American Airlines AMT	5.25%		8/1/2031	B-		1,650	2,006,716
NY Trans Dev Corp–American Airlines AMT	5.375%		8/1/2036	B-		1,025	1,232,736
NY Trans Dev Corp–JFK IAT AMT	4.00%		12/1/2038	Baa1		1,470	1,661,695
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB+		1,825	1,909,066
Westchester Co–Miriam Osborn Memorial	5.00%		7/1/2034	A-	(b)	200	224,665
Total							40,070,338

Education 12.82%
Build NYC Res Corp–Manhattan Clg	5.00%		8/1/2033	A-		1,125	1,329,221
Build NYC Res Corp–NY Law	5.00%		7/1/2041	BBB-		1,000	1,099,051
Build NYC Res Corp–Packer Collegiate	5.00%		6/1/2040	A2		1,000	1,107,965
Dutchess Co LDC–Anderson Ctr	6.00%		10/1/2030	BB+		725	726,184
Dutchess Co LDC–Bard College†	5.00%		7/1/2045	BB+		1,000	1,169,087
Dutchess Co LDC–Bard College†	5.00%		7/1/2051	BB+		1,000	1,163,802
Dutchess Co LDC–Culinary Institute	5.00%		7/1/2033	Baa2		390	435,335
Dutchess Co LDC–Culinary Institute	5.00%		7/1/2041	Baa2		200	220,216
Dutchess Co LDC–Culinary Institute	5.00%		7/1/2046	Baa2		275	300,698
Dutchess Co LDC–Vassar College	5.00%		7/1/2034	Aa3		250	300,786
Hempstead Town LDC–Adelphi Univ	4.00%		2/1/2039	A-		2,125	2,380,639
Hempstead Town LDC–Adelphi Univ(c)	5.00%		6/1/2029	A-		430	542,871
Hempstead Town LDC–Adelphi Univ(c)	5.00%		6/1/2030	A-		200	255,455
Hempstead Town LDC–Adelphi Univ(c)	5.00%		6/1/2031	A-		300	387,960
Hempstead Town LDC–Adelphi Univ(c)	5.00%		6/1/2032	A-		330	424,061

148	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)
Hempstead Town LDC–Hofstra Univ	5.00%	7/1/2042	A		$545	$651,982
Hempstead Town LDC–Molloy Clg	5.00%	7/1/2034	BBB		825	961,628
Hempstead Town LDC–Molloy Clg	5.00%	7/1/2037	BBB		630	729,983
Hempstead Town LDC–Molloy Clg	5.00%	7/1/2039	BBB		555	640,086
Monroe Co IDA–Univ of Rochester	5.00%	7/1/2031	AA-		350	425,983
New Rochelle LDC–Iona Clg	5.00%	7/1/2028	BBB		205	232,458
New Rochelle LDC–Iona Clg	5.00%	7/1/2029	BBB		250	282,285
New Rochelle LDC–Iona Clg	5.00%	7/1/2030	BBB		220	246,876
New Rochelle LDC–Iona Clg	5.00%	7/1/2031	BBB		200	223,584
NY Dorm–Barnard Clg	4.00%	7/1/2045	A2		1,020	1,143,008
NY Dorm–Barnard Clg	5.00%	7/1/2028	A2		590	693,065
NY Dorm–Fordham Univ	4.00%	7/1/2050	A		3,500	3,927,060
NY Dorm–Fordham Univ	5.00%	7/1/2035	A		550	649,834
NY Dorm–Long Island Univ	5.00%	9/1/2026	BBB+		1,000	1,044,004
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2040	A-		2,000	2,281,473
NY Dorm–NYU	4.00%	7/1/2045	Aa2		1,000	1,150,456
NY Dorm–NYU	5.00%	7/1/2028	Aa2		1,000	1,259,940
NY Dorm–NYU	5.00%	7/1/2029	Aa2		1,000	1,250,951
NY Dorm–NYU	5.00%	7/1/2042	Aa2		1,500	1,865,580
NY Dorm–Pace Univ	4.00%	5/1/2022	NR		25	26,047
NY Dorm–Pace Univ	5.00%	5/1/2023	NR		20	22,006
NY Dorm–Pace Univ	5.00%	5/1/2023	BBB-		905	984,639
NY Dorm–PIT	5.00%	2/15/2039	AA+		1,000	1,201,787
NY Dorm–PIT	5.00%	2/15/2041	NR		5	6,325
NY Dorm–PIT	5.00%	2/15/2041	AA+		2,995	3,630,626
NY Dorm–Pratt Institute	5.00%	7/1/2034	NR		1,035	1,188,773
NY Dorm–Pratt Institute	5.00%	7/1/2039	A2		1,010	1,187,794
NY Dorm–St Johns Univ	5.00%	7/1/2027	A-		250	291,985
NY Dorm–SUNY	3.00%	7/1/2042	Aa3		2,790	2,941,551
NY Dorm–SUNY Empire Commons	5.00%	5/1/2030	A		350	398,770
NY Dorm–SUNY Empire Commons	5.00%	5/1/2032	A		250	282,521
NY Dorm–The New School	5.00%	7/1/2028	A3		780	939,077
NY Dorm–Touro Clg	5.00%	1/1/2047	BBB-	(b)	1,500	1,633,322
NY Dorm–Touro Clg	5.25%	1/1/2034	BBB-	(b)	1,225	1,313,228
NYC IDA–Yankee Stadium (AGM)	3.00%	3/1/2049	AA		2,000	2,054,108
NYC IDA–Yankee Stadium (AGM)	4.00%	3/1/2045	AA		1,200	1,372,501
Onondaga CDC–Upstate Prop Dev	5.50%	12/1/2031	NR		1,000	1,034,904

See Notes to Financial Statements.	149

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)
Rochester Institute of Technology	4.00%	7/1/2044	A1		$4,510	$5,082,826
Rochester Institute of Technology	5.00%	7/1/2049	A1		1,530	1,865,625
St Lawrence IDA–Clarkson Univ	6.00%	9/1/2034	Baa1		1,625	1,651,849
Troy Cap Res Corp–RPI	4.00%	9/1/2040	A3		1,000	1,148,295
Troy Cap Res Corp–RPI	5.00%	8/1/2032	A3		1,415	1,635,986
Univ of Rochester	4.00%	7/1/2043	AA-		1,000	1,115,807
Westchester Co–Miriam Osborn Memorial	5.00%	7/1/2042	A-	(b)	450	500,133
Westchester Co–Sarah Lawrence College	4.00%	6/1/2033	BBB-		1,700	1,802,604
Total						66,816,656

General Obligation 7.10%
City of Syracuse	4.00%	5/15/2034	A1		725	819,003
Erie CO GO	5.00%	9/15/2028	AA-		275	326,782
Jefferson Co–Samaritan Med Ctr	5.00%	11/1/2037	BBB-		2,000	2,319,560
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000	1,150,062
NYC GO	4.00%	8/1/2034	AA		3,000	3,560,775
NYC GO	4.00%	8/1/2037	AA		2,000	2,334,692
NYC GO	4.00%	3/1/2050	AA		1,500	1,691,720
NYC GO	5.00%	8/1/2026	AA		1,000	1,222,282
NYC GO	5.00%	8/1/2026	AA		1,750	2,082,283
NYC GO	5.00%	8/1/2027	AA		1,700	1,986,987
NYC GO	5.00%	8/1/2029	AA		3,000	3,651,084
NYC GO	5.00%	10/1/2039	AA		1,000	1,205,950
NYC GO	5.00%	8/1/2043	AA		1,370	1,683,889
NYC GO	5.00%	12/1/2044	AA		2,535	3,103,862
NYC GO	5.00%	4/1/2045	AA		1,380	1,664,263
NYC GO	5.00%	3/1/2050	AA		2,000	2,504,575
PR Comwlth GO(d)	5.00%	7/1/2027	Ca		65	57,119
PR Comwlth GO(d)	5.125%	7/1/2028	Ca		155	136,013
PR Comwlth GO(d)	5.375%	7/1/2030	Ca		4,185	3,583,406
PR Comwlth GO(d)	5.50%	7/1/2027	Ca		60	50,175
PR Comwlth GO(d)	6.125%	7/1/2033	Ca		170	149,175
Suffolk Co GO (AGM)	5.00%	2/1/2025	AA		1,460	1,700,435
Total						36,984,092

Health Care 11.78%
Brookhaven Co–Jefferson’s Ferry Proj	4.00%	11/1/2045	BBB	(b)	1,000	1,049,481
Brookhaven Co–Jefferson’s Ferry Proj	4.00%	11/1/2055	BBB	(b)	1,000	1,043,441

150	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Brookhaven Co–Long Island Cmnty Hospital	4.00%	10/1/2045	BBB-		$1,865	$2,040,073
Brookhaven Co–Long Island Cmnty Hospital	5.00%	10/1/2050	BBB-		1,000	1,213,425
Broome Co–United Health Services (AGM)	3.00%	4/1/2036	AA		1,000	1,057,393
Broome Co–United Health Services (AGM)	3.00%	4/1/2037	AA		1,500	1,580,045
Buffalo & Erie IDC–Catholic Hlth	5.00%	7/1/2025	BBB		300	348,451
Buffalo & Erie IDC–Orchard Park	5.00%	11/15/2037	BBB-	(b)	1,000	1,086,846
Dutchess Co Dev Corp–Nuvance Hlt	4.00%	7/1/2044	A-		1,250	1,411,769
Dutchess Co Dev Corp–Nuvance Hlt	4.00%	7/1/2049	A-		2,120	2,380,962
Dutchess Co LDC–Health Quest	5.00%	7/1/2034	A-		500	574,287
Dutchess Co LDC–Health Quest	5.00%	7/1/2035	A-		1,590	1,829,961
Monroe Co IDA–Rochester General Hospital	5.00%	12/1/2034	BBB+		250	294,417
Monroe Co IDA–Rochester General Hospital	4.00%	12/1/2035	BBB+		500	581,476
Monroe Co IDA–Rochester General Hospital	4.00%	12/1/2036	BBB+		400	463,365
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2027	A-		625	709,468
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2028	A-		2,045	2,311,540
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2033	A-		600	669,630
NY Dorm–Catholic Hlth	4.00%	7/1/2045	BBB		2,895	3,198,483
NY Dorm–Catholic Hlth	5.00%	7/1/2032	BBB		500	521,610
NY Dorm–Maimondes Med Ctr	3.00%	2/1/2050	AA+		1,000	1,038,788
NY Dorm–Montefiore	4.00%	8/1/2036	BBB		375	422,680
NY Dorm–Montefiore	4.00%	8/1/2037	BBB		1,670	1,876,897
NY Dorm–Montefiore	4.00%	8/1/2038	BBB		595	667,051
NY Dorm–Montefiore	4.00%	9/1/2050	BBB		4,000	4,455,021
NY Dorm–Montefiore	5.00%	8/1/2033	BBB		1,040	1,269,307
NY Dorm–Montefiore	5.00%	8/1/2034	BBB		390	474,605
NY Dorm–Montefiore	5.00%	8/1/2035	BBB		525	637,406
NY Dorm–North Shore LI Jewish	5.00%	5/1/2028	A-		1,000	1,162,507
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2032	A		810	950,299
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2033	A		760	889,312
NY Dorm–NYU Langone	4.00%	7/1/2053	A		2,500	2,835,908
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2026	BBB-		1,000	1,154,700
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2029	BBB-		1,900	2,240,429
NYC Hlth & Hsp Corp	4.00%	2/15/2045	Aa3		1,250	1,434,042
NYC Hlth & Hsp Corp	4.00%	2/15/2048	Aa3		1,285	1,468,728
NYC IDA–Yankee Stadium	3.00%	3/1/2049	Baa1		2,000	2,019,189
Oneida Co–Mohawk Valley Hlth (AGM)	4.00%	12/1/2049	AA		4,645	5,155,997
Southhold LDC–Peconic Landing	5.00%	12/1/2045	BBB-	(b)	1,000	1,067,645

See Notes to Financial Statements.	151

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
Tompkins Co Dev Corp–Kendal Ithaca	5.00%	7/1/2044	BBB+	$920	$988,719
Westchester CO Hlth Care	5.00%	11/1/2033	Baa2	1,000	1,124,921
Westchester CO Hlth Care	5.00%	11/1/2034	Baa2	985	1,106,176
Westchester CO Hlth Care	5.00%	11/1/2046	Baa2	2,240	2,452,067
Westchester CO Hlth Care	6.00%	11/1/2030	Baa2	110	110,395
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2	40	40,150
Total					61,409,062

Housing 0.99%
NY State Hsg	3.15%	11/1/2054	Aa2	1,000	1,023,921
NYC HDC	3.35%	11/1/2065	AA+	1,915	1,992,424
NYC Hsg–8 Spruce St	4.50%	2/15/2048	NR	1,000	1,040,736
Westchester Co–SUNY Purchase Hsg	5.00%	6/1/2047	BBB	1,000	1,099,806
Total					5,156,887

Lease Obligations 4.63%
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2027	AA	1,750	2,092,157
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2028	AA	1,050	1,252,155
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2030	AA	2,575	2,584,502
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2032	AA	1,000	1,003,675
Hudson Yards	5.00%	2/15/2031	Aa3	2,000	2,404,291
Hudson Yards	5.00%	2/15/2033	Aa3	1,075	1,285,308
NY Dorm–Court Facs	Zero Coupon	8/1/2021	AA	2,265	2,263,271
NY Dorm–Master BOCES	5.50%	8/15/2026	Aa3	1,560	1,588,977
NY Dorm–Saint Lawerence-Lewis Boces (BAM)	4.00%	8/15/2050	AA	2,500	2,736,118
NY Liberty Dev Corp–4 WTC	5.00%	11/15/2031	A	1,000	1,028,691
NYC Eductnl Const	4.00%	4/1/2038	AA-	1,500	1,784,332
NYC TFA–Bldg Aid	5.00%	7/15/2027	AA	1,425	1,443,466
NYC TFA–Bldg Aid	5.00%	7/15/2035	AA	2,005	2,462,123
PR Infra Fin Auth–Mepsi Campus(d)	6.50%	10/1/2037	NR	500	201,250
Total					24,130,316

Other 0.80%
Build NYC Res Corp–Childrens Aid Soc	4.00%	7/1/2044	A+	1,340	1,510,196
Build NYC Res Corp–Childrens Aid Soc	4.00%	7/1/2049	A+	2,380	2,655,961
Total					4,166,157

152	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue 1.06%
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2042	Ba1	$3,000	$3,449,805
NYC Cultural–Lincoln Center	4.00%		12/1/2033	A	1,750	2,087,568
Total						5,537,373

Special Tax 1.75%
NYC IDA–Queens Stadium (AGM)	3.00%		1/1/2040	AA	1,750	1,851,831
NYC IDA–Queens Stadium (AGM)	3.00%		1/1/2046	AA	1,000	1,036,177
NYC IDA–Yankee Stadium	4.00%		3/1/2045	Baa1	1,800	2,023,086
NYC IDA–Yankee Stadium (AGC)	Zero Coupon		3/1/2043	AA	420	221,897
NYC IDA–Yankee Stadium (AGC)	Zero Coupon		3/1/2044	AA	640	325,983
NYC IDA–Yankee Stadium (AGC)	Zero Coupon		3/1/2047	AA	295	135,180
NYC IDA–Yankee Stadium (NPFGC)(FGIC)	2.28% (CPI Based	)#	3/1/2026	Baa1	3,450	3,545,220
Total						9,139,374

Tax Revenue 13.86%
Hudson Yards	5.75%		2/15/2047	AA-	1,010	1,013,904
MTA NY	4.00%		11/15/2035	AA	330	371,702
MTA NY	5.25%		11/15/2032	AA	650	792,951
MTA NY–Dedicated Tax	5.00%		11/15/2034	AA	1,045	1,278,047
MTA NY–Dedicated Tax	5.25%		11/15/2031	AA	1,215	1,486,380
MTA NY–Dedicated Tax	5.25%		11/15/2034	AA	455	552,460
NY Dorm–PIT	4.00%		3/15/2049	Aa2	5,890	6,686,036
NY Dorm–PIT	5.00%		3/15/2027	AA+	1,250	1,457,677
NY Dorm–PIT	5.00%		3/15/2032	Aa2	3,000	3,804,552
NY Dorm–PIT	5.00%		2/15/2042	AA+	2,055	2,486,968
NY Dorm–PIT	5.00%		3/15/2045	Aa2	2,000	2,435,698
NY Dorm–Sales Tax	5.00%		3/15/2043	AA+	2,025	2,414,513
NY St Dorm Auth–PIT	4.00%		3/15/2048	Aa2	1,900	2,146,670
NY UDC–PIT	4.00%		3/15/2045	Aa2	1,000	1,140,516
NY UDC–PIT	4.00%		3/15/2047	AA+	1,650	1,852,220
NY UDC–PIT	5.00%		3/15/2033	AA+	2,010	2,187,614
NY UDC–PIT	5.00%		3/15/2036	AA+	1,500	1,690,226
NY UDC–PIT	5.00%		3/15/2040	AA+	1,000	1,220,086
NY UDC Sales Tax	4.00%		3/15/2044	Aa2	1,250	1,425,790
NYC TFA–Future Tax	4.00%		8/1/2039	AAA	1,000	1,145,386
NYC TFA–Future Tax	4.00%		11/1/2042	AAA	1,675	1,911,018
NYC TFA–Future Tax	4.00%		5/1/2043	AAA	2,000	2,261,226

See Notes to Financial Statements.	153

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
NYC TFA–Future Tax	4.00%	5/1/2045	AAA	$2,000	$2,296,839
NYC TFA–Future Tax	5.00%	11/1/2030	AAA	2,075	2,547,084
NYC TFA–Future Tax	5.00%	11/1/2032	AAA	1,535	1,875,218
NYC TFA–Future Tax	5.00%	5/1/2035	AAA	1,230	1,497,549
NYC TFA–Future Tax	5.00%	8/1/2040	AAA	2,530	3,074,244
NYC TFA–Future Tax	5.00%	8/1/2041	AAA	2,975	3,607,061
NYC TFA–Future Tax	5.00%	8/1/2042	AAA	2,700	3,293,143
NYC TFA–Future Tax	5.00%	2/1/2043	AAA	2,510	2,994,678
NYC TFA–Future Tax	5.00%	5/1/2043	AAA	1,400	1,680,716
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	163	134,446
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	708	542,746
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	710	504,862
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	5,041	1,115,834
PR Corp Sales Tax	4.329%	7/1/2040	NR	489	524,316
PR Corp Sales Tax	4.329%	7/1/2040	NR	858	919,965
PR Corp Sales Tax	4.536%	7/1/2053	NR	64	68,785
PR Corp Sales Tax	4.55%	7/1/2040	NR	153	166,204
PR Corp Sales Tax	4.75%	7/1/2053	NR	1,199	1,304,997
PR Corp Sales Tax	4.784%	7/1/2058	NR	180	195,229
PR Corp Sales Tax	5.00%	7/1/2058	NR	1,922	2,121,273
Total					72,226,829

Tobacco 3.60%
Erie Co Tobacco	Zero Coupon	6/1/2055	NR	8,000	775,649
Erie Co Tobacco†	Zero Coupon	6/1/2060	NR	20,000	918,078
Monroe Co Tobacco	Zero Coupon	6/1/2061	NR	10,000	446,146
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	15,000	1,011,756
Nassau CO Tobacco	5.125%	6/1/2046	CCC+	2,085	2,116,175
Rockland Tobacco†	Zero Coupon	8/15/2060	NR	10,575	556,454
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	BBB	1,335	1,376,141
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	BBB	1,175	1,213,311
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	NR	1,350	1,352,027
Suffolk Tobacco Asset Sec Corp	6.625%	6/1/2044	NR	1,000	1,030,695
TSASC	5.00%	6/1/2034	A-	1,000	1,208,969
TSASC	5.00%	6/1/2035	A-	300	361,539
TSASC	5.00%	6/1/2036	A-	100	120,117
TSASC	5.00%	6/1/2041	BBB+	510	590,820

154	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)
TSASC	5.00%		6/1/2048	NR	$3,300	$3,568,035
Westchester Tobacco Asset Securitization Corp	5.125%		6/1/2051	B	1,845	2,094,868
Total						18,740,780

Transportation 24.29%
Buffalo & Erie PBA–Peace Bridge	5.00%		1/1/2034	A+	600	717,693
MTA NY	4.00%		11/15/2051	A3	3,000	3,303,800
MTA NY	4.75%		11/15/2045	A3	3,050	3,587,819
MTA NY	5.00%		11/15/2023	A3	2,860	3,062,812
MTA NY	5.00%		11/15/2028	A3	790	989,566
MTA NY	5.00%		11/15/2029	A3	1,650	1,916,990
MTA NY	5.00%		11/15/2029	A3	1,900	2,334,471
MTA NY	5.00%		11/15/2030	A3	205	250,619
MTA NY	5.00%		11/15/2030	A3	1,745	2,067,495
MTA NY	5.00%		11/15/2033	A3	1,640	1,982,475
MTA NY	5.00%		11/15/2041	A3	1,050	1,203,291
MTA NY	5.00%	#(a)	11/15/2045	A3	900	1,128,109
MTA NY	5.00%		11/15/2050	A3	1,780	2,137,756
MTA NY	5.25%		11/15/2028	A3	3,740	4,397,219
MTA NY	5.25%		11/15/2035	A3	1,170	1,302,046
MTA NY–Dedicated Tax	5.00%		11/15/2033	AA	1,520	1,865,428
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%		4/1/2027	A3	1,000	1,114,662
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%		4/1/2036	A3	850	1,024,189
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%		4/1/2038	A3	725	868,465
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%		4/1/2039	A3	350	418,146
NY Bridge Auth	4.00%		1/1/2027	Aa3	1,000	1,025,741
NY Trans Dev Corp–Delta AMT	4.00%		1/1/2036	Baa3	3,495	3,841,984
NY Trans Dev Corp–Delta AMT	5.00%		1/1/2036	Baa3	2,295	2,721,206
NY Trans Dev Corp–Delta AMT	5.00%		10/1/2040	Baa3	2,250	2,760,907
NY Trans Dev Corp–JFK IAT	4.00%		12/1/2041	Baa1	1,000	1,117,769
NY Trans Dev Corp–JFK IAT AMT	4.00%		12/1/2041	Baa1	2,790	3,100,951
NY Trans Dev Corp–JFK IAT AMT	5.00%		12/1/2034	Baa1	545	675,359
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%		7/1/2031	Baa3	2,000	2,173,445
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%		7/1/2046	Baa3	2,050	2,205,651
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%		1/1/2050	Baa3	12,280	13,840,454
NY Trans Dev Corp–TOGA AMT	5.00%		1/1/2023	Baa3	1,500	1,615,847
NY Twy Auth	4.00%		1/1/2041	A2	1,400	1,597,487
NY Twy Auth	5.00%		1/1/2032	A1	150	186,168

See Notes to Financial Statements.	155

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
NY Twy Auth	5.00%	1/1/2036	A1		$1,760	$1,966,531
NY Twy Auth TCRS (BAM)	4.00%	1/1/2050	AA		2,500	2,844,213
NYS Thruway–Service Area Proj AMT(c)	4.00%	10/31/2041	BBB-	(b)	860	975,039
NYS Thruway–Service Area Proj AMT(c)	4.00%	10/31/2046	BBB-	(b)	1,525	1,707,719
NYS Thruway–Service Area Proj AMT(c)	4.00%	4/30/2053	BBB-	(b)	3,245	3,614,900
Port Auth NY & NJ	4.00%	7/15/2036	Aa3		2,020	2,389,788
Port Auth NY & NJ AMT	4.00%	9/1/2043	Aa3		3,650	4,121,595
Port Auth NY & NJ AMT	4.00%	11/1/2047	Aa3		4,000	4,498,913
Port Auth NY & NJ AMT	4.00%	11/1/2059	Aa3		800	888,211
Port Auth NY & NJ AMT	4.00%	7/15/2061	Aa3		1,500	1,679,797
Port Auth NY & NJ AMT	5.00%	10/15/2027	Aa3		1,485	1,843,754
Port Auth NY & NJ AMT	5.00%	9/15/2028	Aa3		1,000	1,264,052
Port Auth NY & NJ AMT	5.00%	11/15/2031	Aa3		3,415	4,203,267
Port Auth NY & NJ AMT	5.00%	9/1/2032	Aa3		805	1,014,083
Port Auth NY & NJ AMT	5.00%	11/15/2032	Aa3		2,850	3,437,784
Port Auth NY & NJ AMT	5.00%	9/15/2033	Aa3		2,820	3,447,392
Port Auth NY & NJ AMT	5.00%	10/15/2033	Aa3		1,000	1,201,870
Port Auth NY & NJ AMT	5.00%	9/15/2034	Aa3		1,000	1,219,275
Port Auth NY & NJ AMT	5.00%	4/1/2036	Aa3		1,050	1,251,241
Port Auth NY & NJ AMT	5.00%	10/15/2041	Aa3		1,250	1,281,498
Port Auth NY & NJ AMT	5.00%	9/15/2048	Aa3		365	432,680
Triborough Brdg & Tunl Auth	4.00%	11/15/2044	AA-		2,145	2,438,576
Triborough Brdg & Tunl Auth	4.00%	11/15/2048	AA-		2,015	2,264,142
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-		1,000	1,204,832
Triborough Brdg & Tunl Auth	5.00%	11/15/2047	AA-		1,135	1,354,203
Triborough Brdg & Tunl Auth	5.00%	11/15/2054	AA-		1,200	1,486,645
Total						126,568,020

Utilities 7.99%
Buffalo Muni Wtr Fin Auth (AGM)	5.00%	7/1/2043	AA		600	707,620
Buffalo Muni Wtr Fin Auth (AGM)	5.00%	7/1/2048	AA		1,750	2,061,955
Guam Pwr Auth	5.00%	10/1/2021	BBB		500	510,407
Guam Waterworks Auth	5.00%	7/1/2036	A-		400	456,355
Guam Waterworks Auth	5.00%	1/1/2050	A-		600	722,767
Long Island Power Auth	5.00%	9/1/2025	A		1,000	1,065,341
Long Island Power Auth	5.00%	9/1/2034	A		2,000	2,282,994
Long Island Power Auth	5.00%	9/1/2039	A		1,000	1,134,986
Long Island Power Auth	5.00%	9/1/2047	A		1,115	1,336,595

156	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
Long Island Power Auth (AGC)	5.25%	9/1/2029	AA		$2,000	$2,637,331
New York St Pwr Auth	4.00%	11/15/2045	AA		1,325	1,539,281
NY Elec Sys–LIPA	4.00%	9/1/2038	A		1,500	1,725,204
NY Elec Sys–LIPA	4.00%	9/1/2039	A		1,000	1,147,498
NYC Muni Water	4.00%	6/15/2049	AA+		2,985	3,388,032
NYC Muni Water	5.00%	6/15/2035	AA+		1,550	1,702,387
NYC Muni Water	5.00%	6/15/2035	AA+		1,675	1,911,791
NYC Muni Water	5.00%	6/15/2036	AA+		1,750	1,990,814
NYC Muni Water	5.00%	6/15/2036	AA+		2,250	2,560,386
NYC Muni Water	5.00%	6/15/2040	AA+		1,250	1,525,919
NYC Muni Water	5.00%	6/15/2046	AA+		3,140	3,774,424
NYC Muni Water	5.00%	6/15/2048	AA+		1,675	2,032,710
NYC Muni Water	5.25%	6/15/2037	AA+		1,500	1,863,338
NYC Muni Water	5.25%	6/15/2047	AA+		1,000	1,230,972
PR Aqueduct & Swr Auth†	5.00%	7/1/2030	NR		500	601,678
PR Aqueduct & Swr Auth†	5.00%	7/1/2047	NR		500	579,395
PR Elec Pwr Auth(d)	5.75%	7/1/2036	D	(b)	1,250	1,143,750
Total						41,633,930
Total Investments in Securities 98.36% (cost $483,791,441)						512,579,814
Cash and Other Assets in Excess of Liabilities 1.64%						8,533,563
Net Assets 100.00%						$521,113,377

AGC	Insured by–Assured Guarantee Corp.
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
TCRS	Transferable Custodial Receipt.
TRIPS	Tax Refund Intercept Programs.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such
Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2021, the total value of Rule 144A securities was $21,459,418, which represents 4.12% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2021.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Securities purchased on a when-issued basis (See Note 2(g)).
(d)	Defaulted (non-income producing security).

See Notes to Financial Statements.	157

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND March 31, 2021

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$512,579,814	$–	$512,579,814
Total	$–	$512,579,814	$–	$512,579,814

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

158	See Notes to Financial Statements.

This page is intentionally left blank.

159

Statements of Assets and Liabilities (unaudited)

March 31, 2021

	Short Duration	Intermediate
ASSETS:
Investments in securities, at cost	$2,112,565,289	$5,604,961,523
Investments in securities, at fair value	$2,154,631,211	$5,930,702,186
Cash	20,273,926	212,343
Deposits with brokers for futures collateral	–	–
Receivables:
Interest	17,405,806	67,708,353
Capital shares sold	12,052,799	44,905,806
Investment securities sold	5,693,220	16,632,020
Variation margin for futures contracts	–	–
From advisor (See Note 3)	–	–
Prepaid expenses and other assets	128,128	194,971
Total assets	2,210,185,090	6,060,355,679
LIABILITIES:
Payables:
Investment securities purchased	21,036,832	16,493,408
Capital shares reacquired	2,770,393	25,333,818
Management fee	621,256	1,933,792
12b-1 distribution plan	281,421	1,035,504
Directors’ fees	267,776	608,549
Fund administration	73,410	204,019
Distributions payable	1,750,587	10,746,547
Accrued expenses	160,687	437,673
Total liabilities	26,962,362	56,793,310
Commitments and contingent liabilities
NET ASSETS	$2,183,222,728	$6,003,562,369
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,168,249,139	$5,739,145,051
Total distributable earnings (loss)	14,973,589	264,417,318
Net Assets	$2,183,222,728	$6,003,562,369

160	See Notes to Financial Statements.

National	High Yield	Short Duration High Yield	California	New Jersey	New York

$3,827,036,101	$3,729,621,977	$806,227,119	$534,245,927	$122,823,278	$483,791,441
$4,102,679,099	$3,955,996,222	$835,327,146	$568,869,902	$129,849,346	$512,579,814
8,406,340	1,062,680	551,103	2,812,411	249,164	2,407,658
–	–	324,800	–	–	–

46,364,445	48,873,683	9,511,211	6,445,200	1,409,542	5,361,665
18,124,190	32,759,530	4,963,842	4,332,697	257,686	2,836,036
–	100,157	980,000	–	–	–
–	–	58,093	–	–	–
–	–	14,286	–	1,227	–
168,693	222,246	76,406	38,834	29,853	34,857
4,175,742,767	4,039,014,518	851,806,887	582,499,044	131,796,818	523,220,030

26,092,920	20,219,947	7,766,713	1,143,187	169,899	–
6,577,092	6,467,649	2,141,874	1,935,822	76,758	666,368
1,348,845	1,457,712	274,936	219,732	50,152	197,903
775,904	580,455	94,715	107,294	26,113	115,464
479,798	367,200	33,043	84,519	25,650	86,029
139,594	133,032	27,494	19,532	4,458	17,591
8,820,631	10,395,472	1,442,846	1,698,448	248,592	922,737
328,881	514,532	89,998	95,271	50,009	100,561
44,563,665	40,135,999	11,871,619	5,303,805	651,631	2,106,653

$4,131,179,102	$3,998,878,519	$839,935,268	$577,195,239	$131,145,187	$521,113,377

$3,904,990,715	$3,919,173,502	$829,904,866	$544,538,805	$124,606,535	$497,332,572
226,188,387	79,705,017	10,030,402	32,656,434	6,538,652	23,780,805
$4,131,179,102	$3,998,878,519	$839,935,268	$577,195,239	$131,145,187	$521,113,377

See Notes to Financial Statements.	161

Statements of Assets and Liabilities (unaudited)(concluded)

March 31, 2021

	Short Duration	Intermediate

Net assets by class:
Class A Shares	$1,022,546,235	$2,460,507,931
Class C Shares	$36,739,081	$200,637,293
Class F Shares	$645,734,234	$2,388,854,058
Class F3 Shares	$274,756,096	$118,294,324
Class I Shares	$203,447,082	$835,268,763
Outstanding shares by class*:
Class A Shares	64,486,929	218,143,637
Class C Shares	2,316,947	17,809,908
Class F Shares	40,716,726	211,853,821
Class F3 Shares	17,320,186	10,481,911
Class I Shares	12,826,238	74,042,626
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.86	$11.28
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$16.23	$11.54
Class C Shares-Net asset value	$15.86	$11.27
Class F Shares-Net asset value	$15.86	$11.28
Class F3 Shares-Net asset value	$15.86	$11.29
Class I Shares-Net asset value	$15.86	$11.28

*	Lord Abbett Municipal Income Fund, Inc. has 10,857,501,500 authorized shares of capital stock (par value $.001), which are designated as follows: 1,950,001,500 to Short Duration, 2,445,000,000 to Intermediate, 1,175,000,000 to National, 1,987,500,000 to High Yield, 1,950,000,000 to Short Duration High Yield and 450,000,000 to each of California, New Jersey and New York (As of March 31, 2021).

162	See Notes to Financial Statements.

National	High Yield	Short Duration High Yield	California	New Jersey	New York

$2,720,972,248	$2,096,321,484	$297,682,905	$370,780,725	$98,622,236	$381,459,457
$135,275,123	$249,323,263	$19,791,944	$34,024,135	–	$32,823,022
$894,738,493	$1,173,860,368	$337,838,912	$120,934,810	$25,948,547	$68,974,815
$198,962,836	$78,187,696	$19,656,302	$15,471,709	$864,613	$1,425,510
$181,230,402	$401,185,708	$164,965,205	$35,983,860	$5,709,791	$36,430,573

227,513,967	165,311,076	18,932,067	32,107,449	18,655,360	31,958,183
11,299,793	19,654,688	1,258,602	2,945,189	–	2,753,419
74,871,388	92,495,800	21,487,424	10,472,003	4,908,174	5,773,637
16,643,887	6,177,036	1,249,916	1,340,177	163,376	119,360
15,161,476	31,691,654	10,489,781	3,118,308	1,079,127	3,050,053

$11.96	$12.68	$15.72	$11.55	$5.29	$11.94
$12.24	$12.97	$16.08	$11.82	$5.41	$12.21
$11.97	$12.69	$15.73	$11.55	–	$11.92
$11.95	$12.69	$15.72	$11.55	$5.29	$11.95
$11.95	$12.66	$15.73	$11.54	$5.29	$11.94
$11.95	$12.66	$15.73	$11.54	$5.29	$11.94

See Notes to Financial Statements.	163

Statements of Operations (unaudited)

For the Six Months Ended March 31, 2021

	Short Duration	Intermediate
Investment income:
Interest and other	$17,400,706	$86,803,940
Interest earned from Interfund Lending (See Note 11)	201	–
Total investment income	17,400,907	86,803,940
Expenses:
Management fee	3,477,337	11,009,091
12b-1 distribution plan-Class A	949,471	2,356,634
12b-1 distribution plan-Class C	166,601	878,260
12b-1 distribution plan-Class F	305,904	1,132,486
Shareholder servicing	396,013	1,568,797
Fund administration	409,842	1,158,456
Registration	110,311	219,885
Reports to shareholders	31,115	105,207
Directors’ fees	33,677	96,459
Professional	28,031	44,378
Custody	8,852	23,081
Other	69,923	99,084
Gross expenses	5,987,077	18,691,818
Expense reductions (See Note 9)	(883)	(2,744)
Fees waived and expenses reimbursed (See Note 3)	(8,852)	(23,081)
Net expenses	5,977,342	18,665,993
Net investment income	11,423,565	68,137,947
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	2,246,255	8,236,935
Net realized gain (loss) on futures contracts	–	–
Net change in unrealized appreciation/depreciation on investments	4,436,878	71,143,780
Net change in unrealized appreciation/depreciation on futures contracts	–	–
Net realized and unrealized gain (loss)	6,683,133	79,380,715
Net Increase in Net Assets Resulting From Operations	$18,106,698	$147,518,662

164	See Notes to Financial Statements.

National	High Yield	Short Duration High Yield	California	New Jersey	New York

$68,063,171	$74,759,838	$9,925,587	$8,715,585	$2,043,042	$7,736,791
–	–	–	–	–	–
68,063,171	74,759,838	9,925,587	8,715,585	2,043,042	7,736,791

7,745,847	7,938,473	1,265,003	1,254,531	293,998	1,132,741
2,616,205	1,943,907	225,452	358,269	100,562	369,581
598,703	1,043,281	67,194	152,793	–	148,121
451,917	497,213	128,177	58,177	12,424	32,872
885,029	867,583	173,139	90,812	28,728	99,670
799,760	719,053	126,500	111,514	26,133	100,688
181,534	128,440	59,484	37,926	30,412	36,631
69,338	63,053	9,104	7,734	2,533	7,271
66,486	57,770	8,687	9,313	2,228	8,452
40,277	49,845	24,317	22,925	19,276	20,804
16,325	19,429	4,929	4,427	2,548	4,002
75,598	108,245	38,047	42,914	13,695	41,277
13,547,019	13,436,292	2,130,033	2,151,335	532,537	2,002,110
(1,899)	(1,740)	(303)	(268)	(64)	(248)
(16,325)	(19,429)	(226,447)	(4,427)	(14,534)	(4,002)
13,528,795	13,415,123	1,903,283	2,146,640	517,939	1,997,860
54,534,376	61,344,715	8,022,304	6,568,945	1,525,103	5,738,931

3,662,403	6,623,658	(504,139)	1,180,112	252,957	356,744
232,576	–	441,240	32,055	–	188,079
81,074,673	140,715,540	18,575,427	5,134,432	2,440,367	11,458,261
349,180	–	660,015	48,163	–	(54,252)
85,318,832	147,339,198	19,172,543	6,394,762	2,693,324	11,948,832
$139,853,208	$208,683,913	$27,194,847	$12,963,707	$4,218,427	$17,687,763

See Notes to Financial Statements.	165

Statements of Changes in Net Assets

	Short Duration
INCREASE IN NET ASSETS	For the Six Months Ended March 31, 2021 (unaudited)	For the Year Ended September 30, 2020
Operations:
Net investment income	$11,423,565	$25,674,360
Net realized gain (loss) on investments and futures contracts	2,246,255	(10,433,218)
Net change in unrealized appreciation/depreciation on investments and futures contracts	4,436,878	12,226,301
Net increase in net assets resulting from operations	18,106,698	27,467,443
Distributions to shareholders:(1)
Class A	(4,969,469)	(11,126,333)
Class C	(79,266)	(658,405)
Class F	(3,497,014)	(8,022,882)
Class F3	(1,658,385)	(3,520,116)
Class I	(1,177,500)	(2,265,053)
Total distributions to shareholders	(11,381,634)	(25,592,789)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	665,074,931	1,382,832,511
Reinvestment of distributions	7,460,723	15,522,383
Cost of shares reacquired	(442,740,874)	(906,050,255)
Net increase in net assets resulting from capital share transactions	229,794,780	492,304,639
Net increase in net assets	236,519,844	494,179,293
NET ASSETS:
Beginning of period	$1,946,702,884	$1,452,523,591
End of period	$2,183,222,728	$1,946,702,884
(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

166	See Notes to Financial Statements.

Intermediate		National
For the Six Months Ended March 31, 2021 (unaudited)	For the Year Ended September 30, 2020	For the Six Months Ended March 31, 2021 (unaudited)	For the Year Ended September 30, 2020

$68,137,947	$125,885,374	$54,534,376	$97,792,565
8,236,935	(31,722,758)	3,894,979	(36,277,373)
71,143,780	(4,878,639)	81,423,853	(1,572,908)
147,518,662	89,283,977	139,853,208	59,942,284

(27,027,699)	(47,230,637)	(35,290,520)	(64,893,848)
(1,740,597)	(6,175,185)	(1,406,510)	(3,757,405)
(27,101,460)	(50,854,612)	(12,629,918)	(21,359,510)
(1,253,073)	(1,748,734)	(2,410,483)	(3,183,767)
(10,752,902)	(19,201,307)	(2,509,866)	(4,034,230)
(67,875,731)	(125,210,475)	(54,247,297)	(97,228,760)
1,062,457,932	2,245,407,060	639,382,867	1,631,383,252
52,272,380	94,560,008	47,641,940	83,702,094
(742,312,019)	(1,416,186,769)	(451,623,475)	(809,827,146)
372,418,293	923,780,299	235,401,332	905,258,200
452,061,224	887,853,801	321,007,243	867,971,724
$5,551,501,145	$4,663,647,344	$3,810,171,859	$2,942,200,135
$6,003,562,369	$5,551,501,145	$4,131,179,102	$3,810,171,859

See Notes to Financial Statements.	167

Statements of Changes in Net Assets (continued)

	High Yield
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2021 (unaudited)	For the Year Ended September 30, 2020
Operations:
Net investment income	$61,344,715	$120,685,032
Net realized gain (loss) on investments and futures contracts	6,623,658	(53,230,491)
Net change in unrealized appreciation/depreciation on investments and futures contracts	140,715,540	(110,013,880)
Net increase (decrease) in net assets resulting from operations	208,683,913	(42,559,339)
Distributions to shareholders:(1)
Class A	(32,674,661)	(64,499,166)
Class C	(3,337,476)	(9,293,352)
Class F	(17,148,312)	(32,026,044)
Class F3	(1,157,562)	(1,717,200)
Class I	(6,155,513)	(10,829,005)
Total distributions to shareholders	(60,473,524)	(118,364,767)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	938,915,428	1,506,952,430
Reinvestment of distributions	52,747,871	102,288,882
Cost of shares reacquired	(423,990,053)	(1,450,999,828)
Net increase in net assets resulting from capital share transactions	567,673,246	158,241,484
Net increase (decrease) in net assets	715,883,635	(2,682,622)
NET ASSETS:
Beginning of period	$3,282,994,884	$3,285,677,506
End of period	$3,998,878,519	$3,282,994,884
(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

168	See Notes to Financial Statements.

Short Duration High Yield
For the Six Months Ended March 31, 2021 (unaudited)	For the Year Ended September 30, 2020

$8,022,304	$13,499,096
(62,899)	(18,317,181)
19,235,442	(2,793,193)
27,194,847	(7,611,278)
(2,730,152)	(5,117,680)
(137,815)	(269,409)
(3,204,943)	(4,891,957)
(170,593)	(224,130)
(1,607,393)	(2,468,120)
(7,850,896)	(12,971,296)
474,681,576	344,107,153
7,805,852	12,772,411
(123,648,277)	(290,920,991)
358,839,151	65,958,573
378,183,102	45,375,999
$461,752,166	$416,376,167
$839,935,268	$461,752,166

See Notes to Financial Statements.	169

Statements of Changes in Net Assets (concluded)

	California
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2021 (unaudited)	For the Year Ended September 30, 2020
Operations:
Net investment income	$6,568,945	$12,370,799
Net realized gain (loss) on investments and futures contracts	1,212,167	(2,458,582)
Net change in unrealized appreciation/depreciation on investments and futures contracts	5,182,595	(362,810)
Net increase (decrease) in net assets resulting from operations	12,963,707	9,549,407
Distributions to shareholders:(1)
Class A	(4,178,930)	(7,959,217)
Class C	(298,261)	(819,650)
Class F	(1,412,602)	(2,370,538)
Class F3	(180,447)	(320,541)
Class I	(417,434)	(815,756)
Total distributions to shareholders	(6,487,674)	(12,285,702)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	103,158,594	215,367,209
Reinvestment of distributions	5,631,558	10,650,408
Cost of shares reacquired	(74,003,079)	(131,297,208)
Net increase (decrease) in net assets resulting from capital share transactions	34,787,073	94,720,409
Net increase in net assets	41,263,106	91,984,114
NET ASSETS:
Beginning of period	$535,932,133	$443,948,019
End of period	$577,195,239	$535,932,133
(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

170	See Notes to Financial Statements.

New Jersey		New York
For the Six Months Ended March 31, 2021 (unaudited)	For the Year Ended September 30, 2020	For the Six Months Ended March 31, 2021 (unaudited)	For the Year Ended September 30, 2020

$1,525,103	$3,158,319	$5,738,931	$11,006,362
252,957	(63,968)	544,823	(2,804,214)
2,440,367	(1,127,827)	11,404,009	(4,891,591)
4,218,427	1,966,524	17,687,763	3,310,557
(1,158,427)	(2,482,800)	(4,225,038)	(8,389,452)
–	–	(283,027)	(710,162)
(298,512)	(562,529)	(782,958)	(1,393,107)
(9,352)	(15,382)	(17,300)	(36,315)
(56,283)	(93,455)	(395,831)	(418,246)
(1,522,574)	(3,154,166)	(5,704,154)	(10,947,282)
14,470,822	36,107,096	66,587,422	162,863,075
1,275,344	2,609,074	4,677,209	8,929,092
(16,648,890)	(31,221,821)	(49,146,003)	(124,388,439)
(902,724)	7,494,349	22,118,628	47,403,728
1,793,129	6,306,707	34,102,237	39,767,003
$129,352,058	$123,045,351	$487,011,140	$447,244,137
$131,145,187	$129,352,058	$521,113,377	$487,011,140

See Notes to Financial Statements.	171

Financial Highlights

SHORT DURATION TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
3/31/2021(d)	$15.80	$0.08	$ 0.06	$ 0.14	$(0.08)	$15.86	0.91	(e)
9/30/2020	15.78	0.24	0.02	0.26	(0.24)	15.80	1.68
9/30/2019	15.43	0.29	0.34	0.63	(0.28)	15.78	4.15
9/30/2018	15.64	0.21	(0.20)	0.01	(0.22)	15.43	0.04
9/30/2017	15.76	0.17	(0.12)	0.05	(0.17)	15.64	0.26
9/30/2016	15.74	0.17	0.02	0.19	(0.17)	15.76	1.27
Class C
3/31/2021(d)	15.80	0.03	0.06	0.09	(0.03)	15.86	0.58	(e)
9/30/2020	15.78	0.15	0.01	0.16	(0.14)	15.80	1.05
9/30/2019	15.43	0.19	0.35	0.54	(0.19)	15.78	3.52
9/30/2018	15.64	0.12	(0.21)	(0.09)	(0.12)	15.43	(0.57)
9/30/2017	15.77	0.07	(0.13)	(0.06)	(0.07)	15.64	(0.36)
9/30/2016	15.74	0.07	0.03	0.10	(0.07)	15.77	0.65
Class F
3/31/2021(d)	15.80	0.09	0.06	0.15	(0.09)	15.86	0.96	(e)
9/30/2020	15.78	0.26	0.02	0.28	(0.26)	15.80	1.77
9/30/2019	15.43	0.30	0.35	0.65	(0.30)	15.78	4.25
9/30/2018	15.64	0.23	(0.21)	0.02	(0.23)	15.43	0.14
9/30/2017	15.77	0.18	(0.13)	0.05	(0.18)	15.64	0.35
9/30/2016	15.74	0.19	0.02	0.21	(0.18)	15.77	1.37
Class F3
3/31/2021(d)	15.80	0.10	0.06	0.16	(0.10)	15.86	1.02	(e)
9/30/2020	15.79	0.27	0.02	0.29	(0.28)	15.80	1.84
9/30/2019	15.43	0.32	0.36	0.68	(0.32)	15.79	4.44
9/30/2018	15.65	0.25	(0.22)	0.03	(0.25)	15.43	0.19
4/4/2017 to 9/30/2017(g)	15.56	0.10	0.09	0.19	(0.10)	15.65	1.23	(e)
Class I
3/31/2021(d)	15.80	0.10	0.06	0.16	(0.10)	15.86	1.01	(e)
9/30/2020	15.78	0.27	0.02	0.29	(0.27)	15.80	1.87
9/30/2019	15.43	0.32	0.35	0.67	(0.32)	15.78	4.35
9/30/2018	15.65	0.25	(0.22)	0.03	(0.25)	15.43	0.17
9/30/2017	15.77	0.20	(0.12)	0.08	(0.20)	15.65	0.52
9/30/2016	15.74	0.20	0.03	0.23	(0.20)	15.77	1.47

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.

172	See Notes to Financial Statements.

Ratios to Average Net Assets:								Supplemental Data:
Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.65	(f)	0.65	(f)	0.65	(f)	1.05	(f)	$1,022,546	13	(e)
0.65		0.65		0.66		1.52		895,461	28
0.65		0.65		0.66		1.83		632,983	33
0.65		0.65		0.68		1.38		621,383	55
0.65		0.65		0.71		1.08		777,769	23
0.65		0.65		0.71		1.08		1,060,240	23

1.30	(f)	1.30	(f)	1.30	(f)	0.41	(f)	36,739	13	(e)
1.27		1.27		1.28		0.96		39,779	28
1.26		1.26		1.28		1.22		86,435	33
1.26		1.26		1.29		0.77		106,989	55
1.27		1.27		1.33		0.47		138,173	23
1.27		1.27		1.33		0.47		180,900	23

0.55	(f)	0.55	(f)	0.55	(f)	1.15	(f)	645,734	13	(e)
0.55		0.55		0.56		1.62		587,635	28
0.55		0.55		0.56		1.92		577,258	33
0.55		0.55		0.58		1.48		507,085	55
0.55		0.55		0.61		1.18		641,013	23
0.55		0.55		0.61		1.18		803,775	23

0.42	(f)	0.42	(f)	0.42	(f)	1.28	(f)	274,756	13	(e)
0.42		0.42		0.43		1.74		246,193	28
0.42		0.42		0.43		2.04		46,899	33
0.43		0.43		0.44		1.63		19,703	55
0.43	(f)	0.43	(f)	0.49	(f)	1.30	(f)	947	23

0.45	(f)	0.45	(f)	0.45	(f)	1.25	(f)	203,447	13	(e)
0.45		0.45		0.46		1.70		177,634	28
0.45		0.45		0.46		2.02		108,949	33
0.45		0.45		0.47		1.60		98,960	55
0.45		0.45		0.51		1.28		47,491	23
0.45		0.45		0.51		1.27		67,127	23

See Notes to Financial Statements.	173

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain		Total distri- butions
Class A
3/31/2021(d)	$11.11	$0.13	$ 0.17	$ 0.30	$(0.13)	$ –		$(0.13)
9/30/2020	11.17	0.27	(0.06)	0.21	(0.27)	–		(0.27)
9/30/2019	10.60	0.30	0.57	0.87	(0.30)	–		(0.30)
9/30/2018	10.85	0.27	(0.25)	0.02	(0.27)	–		(0.27)
9/30/2017	11.10	0.27	(0.26)	0.01	(0.26)	–	(g)	(0.26)
9/30/2016	10.80	0.29	0.30	0.59	(0.28)	(0.01)		(0.29)
Class C
3/31/2021(d)	11.10	0.09	0.17	0.26	(0.09)	–		(0.09)
9/30/2020	11.16	0.21	(0.07)	0.14	(0.20)	–		(0.20)
9/30/2019	10.59	0.23	0.57	0.80	(0.23)	–		(0.23)
9/30/2018	10.84	0.21	(0.26)	(0.05)	(0.20)	–		(0.20)
9/30/2017	11.09	0.20	(0.26)	(0.06)	(0.19)	–	(g)	(0.19)
9/30/2016	10.79	0.22	0.30	0.52	(0.21)	(0.01)		(0.22)
Class F
3/31/2021(d)	11.11	0.13	0.17	0.30	(0.13)	–		(0.13)
9/30/2020	11.17	0.28	(0.06)	0.22	(0.28)	–		(0.28)
9/30/2019	10.60	0.31	0.57	0.88	(0.31)	–		(0.31)
9/30/2018	10.85	0.28	(0.25)	0.03	(0.28)	–		(0.28)
9/30/2017	11.10	0.27	(0.25)	0.02	(0.27)	–	(g)	(0.27)
9/30/2016	10.80	0.30	0.30	0.60	(0.29)	(0.01)		(0.30)
Class F3
3/31/2021(d)	11.12	0.14	0.17	0.31	(0.14)	–		(0.14)
9/30/2020	11.18	0.30	(0.06)	0.24	(0.30)	–		(0.30)
9/30/2019	10.60	0.32	0.58	0.90	(0.32)	–		(0.32)
9/30/2018	10.86	0.30	(0.26)	0.04	(0.30)	–		(0.30)
4/4/2017 to 9/30/2017(h)	10.66	0.13	0.21	0.34	(0.14)	–	(g)	(0.14)
Class I
3/31/2021(d)	11.12	0.14	0.16	0.30	(0.14)	–		(0.14)
9/30/2020	11.17	0.29	(0.05)	0.24	(0.29)	–		(0.29)
9/30/2019	10.60	0.32	0.57	0.89	(0.32)	–		(0.32)
9/30/2018	10.85	0.30	(0.26)	0.04	(0.29)	–		(0.29)
9/30/2017	11.10	0.29	(0.26)	0.03	(0.28)	–	(g)	(0.28)
9/30/2016	10.80	0.31	0.30	0.61	(0.30)	(0.01)		(0.31)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount less than $0.01.
(h)	Commenced on April 4, 2017.

174	See Notes to Financial Statements.

			Ratios to Average Net Assets:								Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.28	2.70	(e)	0.69	(f)	0.69	(f)	0.69	(f)	2.30	(f)	$2,460,508	7	(e)
11.11	1.93		0.70		0.70		0.70		2.45		2,239,629	14
11.17	8.27		0.70		0.70		0.71		2.73		1,704,883	19
10.60	0.20		0.70		0.70		0.70		2.57		1,496,393	23
10.85	0.18		0.70		0.70		0.70		2.46		1,650,235	23
11.10	5.53		0.70		0.70		0.70		2.62		2,000,225	8

11.27	2.37	(e)	1.33	(f)	1.33	(f)	1.33	(f)	1.67	(f)	200,637	7	(e)
11.10	1.30		1.32		1.32		1.32		1.86		215,475	14
11.16	7.62		1.31		1.31		1.32		2.13		390,735	19
10.59	(0.42)		1.32		1.32		1.32		1.95		432,891	23
10.84	(0.45)		1.33		1.33		1.33		1.84		540,427	23
11.09	4.87		1.33		1.33		1.33		2.00		657,981	8

11.28	2.75	(e)	0.59	(f)	0.59	(f)	0.59	(f)	2.40	(f)	2,388,854	7	(e)
11.11	2.03		0.60		0.60		0.60		2.56		2,140,068	14
11.17	8.38		0.60		0.60		0.61		2.83		1,871,641	19
10.60	0.30		0.60		0.60		0.60		2.66		1,680,364	23
10.85	0.28		0.60		0.60		0.60		2.55		1,861,797	23
11.10	5.63		0.60		0.60		0.60		2.72		1,983,052	8

11.29	2.82	(e)	0.45	(f)	0.45	(f)	0.45	(f)	2.53	(f)	118,294	7	(e)
11.12	2.17		0.46		0.46		0.46		2.68		85,559	14
11.18	8.62		0.46		0.46		0.47		2.94		43,659	19
10.60	0.34		0.46		0.46		0.46		2.80		24,227	23
10.86	3.16	(e)	0.46	(f)	0.46	(f)	0.46	(f)	2.52	(f)	441	23

11.28	2.71	(e)	0.49	(f)	0.49	(f)	0.49	(f)	2.51	(f)	835,269	7	(e)
11.12	2.22		0.50		0.50		0.50		2.65		870,771	14
11.17	8.48		0.50		0.50		0.51		2.92		652,729	19
10.60	0.40		0.50		0.50		0.50		2.77		528,933	23
10.85	0.38		0.50		0.50		0.50		2.66		336,447	23
11.10	5.74		0.50		0.50		0.50		2.79		316,391	8

See Notes to Financial Statements.	175

Financial Highlights (continued)

NATIONAL TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
3/31/2021(d)	$11.70	$0.16	$ 0.26	$ 0.42	$(0.16)	$11.96	3.61	(e)
9/30/2020	11.80	0.34	(0.10)	0.24	(0.34)	11.70	2.06
9/30/2019	11.11	0.37	0.69	1.06	(0.37)	11.80	9.70
9/30/2018	11.36	0.37	(0.25)	0.12	(0.37)	11.11	1.03
9/30/2017	11.69	0.38	(0.34)	0.04	(0.37)	11.36	0.43
9/30/2016	11.24	0.41	0.44	0.85	(0.40)	11.69	7.68
Class C
3/31/2021(d)	11.71	0.12	0.26	0.38	(0.12)	11.97	3.26	(e)
9/30/2020	11.82	0.26	(0.11)	0.15	(0.26)	11.71	1.32
9/30/2019	11.13	0.30	0.69	0.99	(0.30)	11.82	9.01
9/30/2018	11.37	0.30	(0.24)	0.06	(0.30)	11.13	0.49
9/30/2017	11.70	0.31	(0.34)	(0.03)	(0.30)	11.37	(0.19)
9/30/2016	11.26	0.33	0.44	0.77	(0.33)	11.70	6.91
Class F
3/31/2021(d)	11.69	0.17	0.26	0.43	(0.17)	11.95	3.66	(e)
9/30/2020	11.79	0.35	(0.10)	0.25	(0.35)	11.69	2.15
9/30/2019	11.10	0.38	0.69	1.07	(0.38)	11.79	9.80
9/30/2018	11.35	0.38	(0.25)	0.13	(0.38)	11.10	1.12
9/30/2017	11.68	0.39	(0.34)	0.05	(0.38)	11.35	0.53
9/30/2016	11.23	0.41	0.45	0.86	(0.41)	11.68	7.78
Class F3
3/31/2021(d)	11.69	0.17	0.26	0.43	(0.17)	11.95	3.73	(e)
9/30/2020	11.80	0.36	(0.11)	0.25	(0.36)	11.69	2.19
9/30/2019	11.11	0.39	0.70	1.09	(0.40)	11.80	9.95
9/30/2018	11.35	0.39	(0.24)	0.15	(0.39)	11.11	1.34
4/4/2017 to 9/30/2017(g)	11.11	0.19	0.24	0.43	(0.19)	11.35	3.80	(e)
Class I
3/31/2021(d)	11.69	0.17	0.26	0.43	(0.17)	11.95	3.71	(e)
9/30/2020	11.80	0.36	(0.11)	0.25	(0.36)	11.69	2.17
9/30/2019	11.11	0.39	0.69	1.08	(0.39)	11.80	9.91
9/30/2018	11.35	0.39	(0.24)	0.15	(0.39)	11.11	1.31
9/30/2017	11.68	0.39	(0.33)	0.06	(0.39)	11.35	0.63
9/30/2016	11.24	0.42	0.44	0.86	(0.42)	11.68	7.77

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.

176	See Notes to Financial Statements.

Ratios to Average Net Assets:								Supplemental Data:
Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.69	(f)	0.69	(f)	0.69	(f)	2.71	(f)	$2,720,972	12	(e)
0.71		0.71		0.71		2.90		2,504,023	24
0.77		0.75		0.77		3.25		2,011,535	11
0.77		0.74		0.77		3.28		1,484,381	32
0.76		0.74		0.76		3.34		1,496,723	31
0.77		0.74		0.77		3.52		1,591,375	16

1.36	(f)	1.36	(f)	1.36	(f)	2.05	(f)	135,275	12	(e)
1.35		1.35		1.35		2.27		138,705	24
1.39		1.37		1.39		2.63		165,263	11
1.39		1.36		1.39		2.66		131,631	32
1.39		1.37		1.39		2.72		164,380	31
1.39		1.37		1.39		2.90		198,789	16

0.59	(f)	0.59	(f)	0.59	(f)	2.81	(f)	894,738	12	(e)
0.61		0.61		0.61		2.99		871,094	24
0.67		0.65		0.67		3.32		594,320	11
0.67		0.64		0.67		3.37		299,777	32
0.66		0.64		0.66		3.43		333,595	31
0.67		0.64		0.67		3.59		318,012	16

0.46	(f)	0.46	(f)	0.46	(f)	2.92	(f)	198,963	12	(e)
0.48		0.48		0.48		3.10		140,730	24
0.53		0.50		0.53		3.42		59,942	11
0.53		0.50		0.53		3.50		21,499	32
0.52	(f)	0.50	(f)	0.52	(f)	3.50	(f)	16,732	31

0.49	(f)	0.49	(f)	0.49	(f)	2.90	(f)	181,230	12	(e)
0.51		0.51		0.51		3.09		155,620	24
0.57		0.55		0.57		3.40		111,141	11
0.57		0.54		0.57		3.48		46,873	32
0.56		0.54		0.56		3.49		23,240	31
0.57		0.54		0.57		3.60		9,658	16

See Notes to Financial Statements.	177

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
3/31/2021(d)	$12.14	$0.21	$ 0.54	$ 0.75	$(0.21)	$12.68	6.21	(e)
9/30/2020	12.60	0.45	(0.47)	(0.02)	(0.44)	12.14	(0.09)
9/30/2019	11.93	0.50	0.66	1.16	(0.49)	12.60	9.94
9/30/2018	11.84	0.48	0.08	0.56	(0.47)	11.93	4.83
9/30/2017	12.17	0.50	(0.34)	0.16	(0.49)	11.84	1.41
9/30/2016	11.54	0.56	0.60	1.16	(0.53)	12.17	10.28
Class C
3/31/2021(d)	12.14	0.17	0.55	0.72	(0.17)	12.69	5.95	(e)
9/30/2020	12.61	0.37	(0.48)	(0.11)	(0.36)	12.14	(0.81)
9/30/2019	11.93	0.42	0.67	1.09	(0.41)	12.61	9.34
9/30/2018	11.84	0.41	0.08	0.49	(0.40)	11.93	4.18
9/30/2017	12.17	0.43	(0.35)	0.08	(0.41)	11.84	0.79
9/30/2016	11.55	0.49	0.59	1.08	(0.46)	12.17	9.51
Class F
3/31/2021(d)	12.15	0.22	0.54	0.76	(0.22)	12.69	6.26	(e)
9/30/2020	12.61	0.46	(0.47)	(0.01)	(0.45)	12.15	0.00
9/30/2019	11.93	0.51	0.67	1.18	(0.50)	12.61	10.13
9/30/2018	11.85	0.49	0.07	0.56	(0.48)	11.93	4.84
9/30/2017	12.18	0.52	(0.35)	0.17	(0.50)	11.85	1.51
9/30/2016	11.55	0.57	0.60	1.17	(0.54)	12.18	10.39
Class F3
3/31/2021(d)	12.12	0.23	0.53	0.76	(0.22)	12.66	6.34	(e)
9/30/2020	12.58	0.47	(0.46)	0.01	(0.47)	12.12	0.14
9/30/2019	11.90	0.52	0.67	1.19	(0.51)	12.58	10.28
9/30/2018	11.82	0.51	0.06	0.57	(0.49)	11.90	4.98
4/4/2017 to 9/30/2017(g)	11.79	0.24	0.03	0.27	(0.24)	11.82	4.11	(e)
Class I
3/31/2021(d)	12.12	0.22	0.54	0.76	(0.22)	12.66	6.32	(e)
9/30/2020	12.58	0.47	(0.47)	— (h)	(0.46)	12.12	0.09
9/30/2019	11.90	0.51	0.68	1.19	(0.51)	12.58	10.25
9/30/2018	11.82	0.50	0.07	0.57	(0.49)	11.90	4.94
9/30/2017	12.15	0.52	(0.35)	0.17	(0.50)	11.82	1.57
9/30/2016	11.53	0.57	0.60	1.17	(0.55)	12.15	10.41

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.
(h)	Amount less than $0.01.

178	See Notes to Financial Statements.

Ratios to Average Net Assets:								Supplemental Data:
Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.75	(f)	0.75	(f)	0.75	(f)	3.41	(f)	$2,096,321	9	(e)
0.77		0.77		0.77		3.69		1,822,069	43
0.79		0.79		0.79		4.09		1,728,665	11
0.82		0.81		0.82		4.09		1,217,482	30
0.80		0.79		0.80		4.31		1,182,782	30
0.80		0.79		0.80		4.71		1,273,114	16

1.40	(f)	1.40	(f)	1.40	(f)	2.76	(f)	249,323	9	(e)
1.42		1.42		1.42		3.06		242,392	43
1.42		1.42		1.42		3.48		346,925	11
1.44		1.43		1.44		3.48		309,743	30
1.43		1.42		1.43		3.70		380,228	30
1.42		1.41		1.42		4.09		441,499	16

0.65	(f)	0.65	(f)	0.65	(f)	3.49	(f)	1,173,860	9	(e)
0.67		0.67		0.67		3.78		861,795	43
0.69		0.69		0.69		4.16		895,691	11
0.72		0.71		0.72		4.18		517,484	30
0.70		0.69		0.70		4.39		540,945	30
0.70		0.69		0.70		4.80		490,913	16

0.51	(f)	0.51	(f)	0.51	(f)	3.62	(f)	78,188	9	(e)
0.53		0.53		0.53		3.92		55,503	43
0.55		0.55		0.55		4.24		32,101	11
0.58		0.57		0.58		4.30		13,249	30
0.56	(f)	0.56	(f)	0.56	(f)	4.09	(f)	1,750	30

0.55	(f)	0.55	(f)	0.55	(f)	3.59	(f)	401,186	9	(e)
0.57		0.57		0.57		3.88		301,236	43
0.59		0.59		0.59		4.22		282,296	11
0.62		0.61		0.62		4.27		108,526	30
0.60		0.59		0.60		4.42		64,707	30
0.60		0.58		0.60		4.82		68,122	16

See Notes to Financial Statements.	179

Financial Highlights (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain		Total distri- butions
Class A
3/31/2021(c)	$15.20	$0.19	$ 0.52	$ 0.71	$(0.19)	$–		$(0.19)
9/30/2020	15.64	0.43	(0.45)	(0.02)	(0.42)	–		(0.42)
9/30/2019	15.10	0.46	0.52	0.98	(0.44)	–		(0.44)
9/30/2018	15.26	0.43	(0.18)	0.25	(0.41)	–	(f)	(0.41)
9/30/2017	15.52	0.43	(0.29)	0.14	(0.40)	–		(0.40)
9/30/2016	15.04	0.42	0.46	0.88	(0.40)	–		(0.40)
Class C
3/31/2021(c)	15.20	0.14	0.53	0.67	(0.14)	–		(0.14)
9/30/2020	15.65	0.33	(0.46)	(0.13)	(0.32)	–		(0.32)
9/30/2019	15.11	0.36	0.52	0.88	(0.34)	–		(0.34)
9/30/2018	15.26	0.33	(0.17)	0.16	(0.31)	–	(f)	(0.31)
9/30/2017	15.52	0.32	(0.29)	0.03	(0.29)	–		(0.29)
9/30/2016	15.04	0.30	0.46	0.76	(0.28)	–		(0.28)
Class F
3/31/2021(c)	15.20	0.20	0.52	0.72	(0.20)	–		(0.20)
9/30/2020	15.64	0.45	(0.46)	(0.01)	(0.43)	–		(0.43)
9/30/2019	15.10	0.47	0.53	1.00	(0.46)	–		(0.46)
9/30/2018	15.26	0.44	(0.18)	0.26	(0.42)	–	(f)	(0.42)
9/30/2017	15.51	0.45	(0.28)	0.17	(0.42)	–		(0.42)
9/30/2016	15.04	0.43	0.46	0.89	(0.42)	–		(0.42)
Class F3
3/31/2021(c)	15.20	0.21	0.53	0.74	(0.21)	–		(0.21)
9/30/2020	15.65	0.47	(0.46)	0.01	(0.46)	–		(0.46)
9/30/2019	15.11	0.50	0.52	1.02	(0.48)	–		(0.48)
9/30/2018	15.27	0.46	(0.18)	0.28	(0.44)	–	(f)	(0.44)
4/4/2017 to 9/30/2017(g)	14.99	0.23	0.27	0.50	(0.22)	–		(0.22)
Class I
3/31/2021(c)	15.20	0.21	0.53	0.74	(0.21)	–		(0.21)
9/30/2020	15.65	0.46	(0.46)	–	(0.45)	–		(0.45)
9/30/2019	15.11	0.49	0.52	1.01	(0.47)	–		(0.47)
9/30/2018	15.26	0.46	(0.17)	0.29	(0.44)	–	(f)	(0.44)
9/30/2017	15.52	0.46	(0.29)	0.17	(0.43)	–		(0.43)
9/30/2016	15.04	0.43	0.48	0.91	(0.43)	–		(0.43)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Commenced on April 4, 2017.

180	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.72	4.70	(d)	0.67	(e)	0.74	(e)	2.47	(e)	$297,683	8	(d)
15.20	(0.12)		0.62		0.78		2.83		176,351	61
15.64	6.59		0.55		0.78		2.99		176,214	29
15.10	1.59		0.55		0.78		2.83		121,804	29
15.26	1.06		0.55		0.81		2.86		90,165	17
15.52	5.93		0.55		0.92		2.74		54,470	12
15.73	4.42	(d)	1.33	(e)	1.40	(e)	1.82	(e)	19,792	8	(d)
15.20	(0.85)		1.28		1.45		2.18		12,758	61
15.65	5.90		1.21		1.44		2.34		12,303	29
15.11	0.98		1.22		1.45		2.17		8,851	29
15.26	0.32		1.29		1.56		2.14		8,782	17
15.52	5.11		1.31		1.68		1.94		8,661	12
15.72	4.75	(d)	0.57	(e)	0.64	(e)	2.54	(e)	337,839	8	(d)
15.20	(0.03)		0.52		0.68		2.92		171,092	61
15.64	6.70		0.45		0.68		3.08		156,308	29
15.10	1.69		0.45		0.68		2.93		109,580	29
15.26	1.16		0.45		0.71		2.96		87,848	17
15.51	6.03		0.45		0.82		2.81		41,758	12
15.73	4.90	(d)	0.41	(e)	0.49	(e)	2.70	(e)	19,656	8	(d)
15.20	0.07		0.36		0.52		3.10		8,538	61
15.65	6.86		0.30		0.53		3.24		6,546	29
15.11	1.91		0.29		0.53		3.06		3,812	29
15.27	3.33	(d)	0.29	(e)	0.56	(e)	3.02	(e)	221	17
15.73	4.87	(d)	0.47	(e)	0.54	(e)	2.67	(e)	164,965	8	(d)
15.20	0.01		0.42		0.59		3.03		93,013	61
15.65	6.80		0.35		0.59		3.18		65,005	29
15.11	1.86		0.35		0.58		3.03		30,068	29
15.26	1.26		0.35		0.61		3.06		23,707	17
15.52	6.13		0.35		0.74		2.80		6,837	12

See Notes to Financial Statements.	181

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2021(d)	$11.40	$0.14	$ 0.14	$0.28	$(0.13)	$11.55
9/30/2020	11.42	0.29	(0.03)	0.26	(0.28)	11.40
9/30/2019	10.76	0.33	0.66	0.99	(0.33)	11.42
9/30/2018	10.96	0.33	(0.20)	0.13	(0.33)	10.76
9/30/2017	11.32	0.34	(0.36)	(0.02)	(0.34)	10.96
9/30/2016	10.85	0.37	0.46	0.83	(0.36)	11.32
Class C
3/31/2021(d)	11.41	0.10	0.14	0.24	(0.10)	11.55
9/30/2020	11.42	0.21	(0.01)	0.20	(0.21)	11.41
9/30/2019	10.76	0.26	0.66	0.92	(0.26)	11.42
9/30/2018	10.96	0.27	(0.21)	0.06	(0.26)	10.76
9/30/2017	11.33	0.27	(0.37)	(0.10)	(0.27)	10.96
9/30/2016	10.85	0.30	0.47	0.77	(0.29)	11.33
Class F
3/31/2021(d)	11.40	0.14	0.15	0.29	(0.14)	11.55
9/30/2020	11.42	0.30	(0.02)	0.28	(0.30)	11.40
9/30/2019	10.75	0.34	0.67	1.01	(0.34)	11.42
9/30/2018	10.96	0.34	(0.21)	0.13	(0.34)	10.75
9/30/2017	11.32	0.35	(0.36)	(0.01)	(0.35)	10.96
9/30/2016	10.85	0.38	0.47	0.85	(0.38)	11.32
Class F3
3/31/2021(d)	11.40	0.15	0.14	0.29	(0.15)	11.54
9/30/2020	11.41	0.31	(0.01)	0.30	(0.31)	11.40
9/30/2019	10.75	0.35	0.66	1.01	(0.35)	11.41
9/30/2018	10.95	0.36	(0.21)	0.15	(0.35)	10.75
4/4/2017 to 9/30/2017(g)	10.77	0.18	0.17	0.35	(0.17)	10.95
Class I
3/31/2021(d)	11.40	0.15	0.14	0.29	(0.15)	11.54
9/30/2020	11.41	0.31	(0.01)	0.30	(0.31)	11.40
9/30/2019	10.75	0.35	0.66	1.01	(0.35)	11.41
9/30/2018	10.95	0.36	(0.21)	0.15	(0.35)	10.75
9/30/2017	11.32	0.36	(0.37)	(0.01)	(0.36)	10.95
9/30/2016	10.84	0.39	0.48	0.87	(0.39)	11.32

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.

182	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

2.50	(e)	0.77	(f)	0.77	(f)	0.77	(f)	2.36	(f)	$370,781	8	(e)
2.36		0.78		0.78		0.78		2.53		342,426	18
9.34		0.79		0.79		0.79		3.00		289,148	15
1.20		0.79		0.79		0.79		3.07		197,080	28
(0.12)		0.79		0.78		0.79		3.15		204,019	27
7.80		0.79		0.78		0.79		3.30		234,470	8
2.08	(e)	1.43	(f)	1.43	(f)	1.43	(f)	1.71	(f)	34,024	8	(e)
1.78		1.44		1.44		1.44		1.88		37,078	18
8.68		1.40		1.40		1.40		2.39		42,957	15
0.58		1.41		1.41		1.41		2.45		33,793	28
(0.85)		1.43		1.43		1.43		2.51		45,450	27
7.21		1.42		1.41		1.42		2.66		54,658	8
2.55	(e)	0.67	(f)	0.67	(f)	0.67	(f)	2.46	(f)	120,935	8	(e)
2.46		0.68		0.68		0.68		2.61		112,378	18
9.55		0.69		0.69		0.69		3.08		73,687	15
1.21		0.69		0.69		0.69		3.17		49,601	28
(0.02)		0.69		0.68		0.69		3.23		53,111	27
7.90		0.69		0.68		0.69		3.39		53,059	8
2.53	(e)	0.54	(f)	0.54	(f)	0.54	(f)	2.58	(f)	15,472	8	(e)
2.67		0.56		0.56		0.56		2.73		13,170	18
9.59		0.56		0.56		0.56		3.19		8,373	15
1.42		0.56		0.56		0.56		3.28		3,949	28
3.30	(e)	0.56	(f)	0.52	(f)	0.56	(f)	3.39	(f)	2,243	27
2.51	(e)	0.57	(f)	0.57	(f)	0.57	(f)	2.56	(f)	35,984	8	(e)
2.65		0.58		0.58		0.58		2.73		30,880	18
9.56		0.58		0.58		0.58		3.18		29,782	15
1.40		0.59		0.59		0.59		3.27		14,836	28
(0.01)		0.59		0.58		0.59		3.34		5,121	27
8.10		0.58		0.58		0.58		3.47		4,802	8

See Notes to Financial Statements.	183

Financial Highlights (continued)

NEW JERSEY TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
3/31/2021(d)	$5.18	$0.06	$ 0.11	$ 0.17	$(0.06)	$5.29	3.30	(e)
9/30/2020	5.21	0.13	(0.03)	0.10	(0.13)	5.18	1.92
9/30/2019	4.91	0.14	0.30	0.44	(0.14)	5.21	9.00
9/30/2018	4.96	0.14	(0.05)	0.09	(0.14)	4.91	1.75
9/30/2017	5.11	0.14	(0.15)	(0.01)	(0.14)	4.96	(0.08)
9/30/2016	4.86	0.16	0.25	0.41	(0.16)	5.11	8.53
Class F
3/31/2021(d)	5.18	0.06	0.11	0.17	(0.06)	5.29	3.35	(e)
9/30/2020	5.21	0.13	(0.03)	0.10	(0.13)	5.18	2.02
9/30/2019	4.91	0.14	0.30	0.44	(0.14)	5.21	9.10
9/30/2018	4.96	0.14	(0.05)	0.09	(0.14)	4.91	1.85
9/30/2017	5.11	0.15	(0.15)	–	(0.15)	4.96	0.02
9/30/2016	4.86	0.16	0.25	0.41	(0.16)	5.11	8.63
Class F3
3/31/2021(d)	5.18	0.07	0.11	0.18	(0.07)	5.29	3.42	(e)
9/30/2020	5.22	0.14	(0.04)	0.10	(0.14)	5.18	1.96
9/30/2019	4.92	0.14	0.31	0.45	(0.15)	5.22	9.22
9/30/2018	4.97	0.15	(0.05)	0.10	(0.15)	4.92	1.99
4/4/2017 to 9/30/2017(g)	4.87	0.07	0.10	0.17	(0.07)	4.97	3.55	(e)
Class I
3/31/2021(d)	5.18	0.07	0.11	0.18	(0.07)	5.29	3.40	(e)
9/30/2020	5.22	0.14	(0.04)	0.10	(0.14)	5.18	1.93
9/30/2019	4.92	0.14	0.31	0.45	(0.15)	5.22	9.20
9/30/2018	4.97	0.15	(0.05)	0.10	(0.15)	4.92	1.95
9/30/2017	5.11	0.15	(0.14)	0.01	(0.15)	4.97	0.30
9/30/2016	4.86	0.17	0.25	0.42	(0.17)	5.11	8.76

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.

184	See Notes to Financial Statements.

Ratios to Average Net Assets:								Supplemental Data:
Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.82	(f)	0.82	(f)	0.84	(f)	2.31	(f)	$ 98,622	8	(e)
0.82		0.82		0.85		2.48		101,085	15
0.82		0.82		0.86		2.69		99,027	4
0.82		0.82		0.88		2.77		79,108	20
0.82		0.82		0.86		2.93		89,916	24
0.83		0.83		0.86		3.21		98,152	13
0.72	(f)	0.72	(f)	0.74	(f)	2.40	(f)	25,949	8	(e)
0.72		0.72		0.75		2.58		23,903	15
0.72		0.72		0.76		2.77		20,893	4
0.72		0.72		0.78		2.86		15,243	20
0.72		0.72		0.75		3.01		10,605	24
0.73		0.73		0.76		3.28		9,602	13
0.59	(f)	0.59	(f)	0.61	(f)	2.52	(f)	865	8	(e)
0.59		0.59		0.62		2.71		618	15
0.58		0.58		0.63		2.79		531	4
0.58		0.58		0.64		2.99		139	20
0.58	(f)	0.58	(f)	0.64	(f)	3.01	(f)	10	24
0.62	(f)	0.62	(f)	0.64	(f)	2.49	(f)	5,710	8	(e)
0.62		0.62		0.65		2.68		3,746	15
0.62		0.62		0.66		2.86		2,593	4
0.62		0.62		0.68		2.97		1,209	20
0.62		0.62		0.65		3.10		334	24
0.62		0.62		0.65		3.28		129	13

See Notes to Financial Statements.	185

Financial Highlights (concluded)

NEW YORK TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain		Total distri- butions
Class A
3/31/2021(d)	$11.64	$0.14	$ 0.30	$ 0.44	$(0.14)	$–		$(0.14)
9/30/2020	11.77	0.27	(0.13)	0.14	(0.27)	–		(0.27)
9/30/2019	11.08	0.29	0.69	0.98	(0.29)	–	(g)	(0.29)
9/30/2018	11.32	0.28	(0.24)	0.04	(0.28)	–		(0.28)
9/30/2017	11.65	0.29	(0.33)	(0.04)	(0.29)	–		(0.29)
9/30/2016	11.19	0.32	0.46	0.78	(0.32)	–		(0.32)
Class C
3/31/2021(d)	11.63	0.10	0.29	0.39	(0.10)	–		(0.10)
9/30/2020	11.75	0.20	(0.13)	0.07	(0.19)	–		(0.19)
9/30/2019	11.06	0.22	0.69	0.91	(0.22)	–	(g)	(0.22)
9/30/2018	11.31	0.21	(0.25)	(0.04)	(0.21)	–		(0.21)
9/30/2017	11.63	0.22	(0.32)	(0.10)	(0.22)	–		(0.22)
9/30/2016	11.18	0.25	0.45	0.70	(0.25)	–		(0.25)
Class F
3/31/2021(d)	11.66	0.14	0.29	0.43	(0.14)	–		(0.14)
9/30/2020	11.78	0.28	(0.12)	0.16	(0.28)	–		(0.28)
9/30/2019	11.09	0.30	0.69	0.99	(0.30)	–	(g)	(0.30)
9/30/2018	11.33	0.29	(0.24)	0.05	(0.29)	–		(0.29)
9/30/2017	11.66	0.30	(0.33)	(0.03)	(0.30)	–		(0.30)
9/30/2016	11.20	0.33	0.46	0.79	(0.33)	–		(0.33)
Class F3
3/31/2021(d)	11.65	0.15	0.29	0.44	(0.15)	–		(0.15)
9/30/2020	11.78	0.30	(0.13)	0.17	(0.30)	–		(0.30)
9/30/2019	11.08	0.31	0.70	1.01	(0.31)	–	(g)	(0.31)
9/30/2018	11.33	0.30	(0.25)	0.05	(0.30)	–		(0.30)
4/4/2017 to 9/30/2017(h)	11.18	0.15	0.15	0.30	(0.15)	–		(0.15)
Class I
3/31/2021(d)	11.65	0.15	0.29	0.44	(0.15)	–		(0.15)
9/30/2020	11.78	0.29	(0.13)	0.16	(0.29)	–		(0.29)
9/30/2019	11.08	0.31	0.70	1.01	(0.31)	–	(g)	(0.31)
9/30/2018	11.33	0.30	(0.25)	0.05	(0.30)	–		(0.30)
9/30/2017	11.66	0.31	(0.33)	(0.02)	(0.31)	–		(0.31)
9/30/2016	11.20	0.34	0.46	0.80	(0.34)	–		(0.34)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount less than $0.01.
(h)	Commenced on April 4, 2017.

186	See Notes to Financial Statements.

			Ratios to Average Net Assets:								Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.94	3.75	(e)	0.77	(f)	0.77	(f)	0.77	(f)	2.30	(f)	$381,459	8	(e)
11.64	1.21		0.78		0.78		0.78		2.33		357,909	22
11.77	8.98		0.79		0.79		0.79		2.52		332,822	7
11.08	0.36		0.79		0.79		0.79		2.51		249,147	19
11.32	(0.31)		0.78		0.78		0.78		2.57		269,490	19
11.65	7.05		0.78		0.78		0.78		2.80		315,511	20
11.92	3.33	(e)	1.43	(f)	1.43	(f)	1.43	(f)	1.65	(f)	32,823	8	(e)
11.63	0.64		1.44		1.44		1.44		1.68		34,749	22
11.75	8.33		1.40		1.40		1.40		1.92		45,213	7
11.06	(0.36)		1.41		1.41		1.41		1.89		39,551	19
11.31	(0.95)		1.42		1.42		1.42		1.95		53,453	19
11.63	6.37		1.43		1.43		1.43		2.15		67,239	20
11.95	3.80	(e)	0.67	(f)	0.67	(f)	0.67	(f)	2.39	(f)	68,975	8	(e)
11.66	1.31		0.68		0.68		0.68		2.43		63,388	22
11.78	9.08		0.69		0.69		0.69		2.62		55,301	7
11.09	0.46		0.69		0.69		0.69		2.60		44,093	19
11.33	(0.21)		0.68		0.68		0.68		2.67		44,826	19
11.66	7.14		0.68		0.68		0.68		2.87		43,186	20
11.94	3.78	(e)	0.55	(f)	0.55	(f)	0.55	(f)	2.53	(f)	1,426	8	(e)
11.65	1.44		0.56		0.56		0.56		2.56		1,366	22
11.78	9.32		0.56		0.56		0.56		2.74		1,234	7
11.08	0.49		0.55		0.55		0.55		2.73		896	19
11.33	2.67	(e)	0.56	(f)	0.56	(f)	0.56	(f)	2.70	(f)	10	19
11.94	3.76	(e)	0.57	(f)	0.57	(f)	0.57	(f)	2.48	(f)	36,431	8	(e)
11.65	1.41		0.59		0.59		0.59		2.51		29,600	22
11.78	9.29		0.59		0.59		0.59		2.72		12,674	7
11.08	0.47		0.59		0.59		0.59		2.71		8,534	19
11.33	(0.11)		0.58		0.58		0.58		2.75		2,095	19
11.66	7.25		0.58		0.58		0.58		2.96		1,652	20

See Notes to Financial Statements.	187

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following eight funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,C,F,F3 and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,C,F,F3 and I
Lord Abbett National Tax-Free Income Fund (“National”)	A,C,F,F3 and I
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)	A,C,F,F3 and I
Lord Abbett Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”)	A,C,F,F3 and I
Lord Abbett California Tax-Free Income Fund (“California”)	A,C,F,F3 and I
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A,F,F3 and I
Lord Abbett New York Tax-Free Income Fund (“New York”)	A,C,F,F3 and I

Short Duration, Intermediate and National are diversified as defined in the Act. High Yield, Short Duration High Yield, California, New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Yield and Short Duration High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield and Short Duration High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3 and I shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Funds or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Notes to Financial Statements (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended September 30, 2017 through September 30,

Notes to Financial Statements (continued)

2020. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Each share class bears its class-specific share of expenses.

(f)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(h)	Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

Notes to Financial Statements (continued)

For the period ended March 31, 2021, the Funds did not have any open TOBs.

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. The carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to TOB transactions, accounted for as secured borrowings.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk-for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2021 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee for each of National, California, New Jersey and New York is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for Short Duration is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.34%
Next $3 billion	.32%
Over $5 billion	.29%

The management fee for Short Duration High Yield is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $1 billion	.375%
Over $3 billion	.35%

The management fee for Intermediate is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $3 billion	.375%
Next $5 billion	.35%
Over $10 billion	.32%

The management fee for High Yield is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

For the six months ended March 31, 2021, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Short Duration	.34%
Intermediate	.38%
National	.39%
High Yield	.44%
Short Duration High Yield	.33%
California	.45%
New Jersey	.43%
New York	.45%

Notes to Financial Statements (continued)

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. Lord Abbett voluntarily waived the following fund administration fees during the six months ended March 31, 2021:

Fund	Fund Administration Fee
Short Duration	$8,852
Intermediate	23,081
National	16,325
High Yield	19,429
Short Duration High Yield	4,929
California	4,427
New Jersey	2,548
New York	4,002

For the period ended March 31, 2021, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to limit the total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, to the following annual rates:

	Effective February 1, 2021 Classes*		Prior to February 1, 2020 Classes*
Fund	A, C, F and I	F3	A, C, F and I	F3
Short Duration	.45%	.42%	.45%	.42%
Short Duration High Yield	.50%	.43%	.45%	.39%
New Jersey	.62%	.59%	.62%	.59%

*	If applicable

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C and F shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees	Class A	Class C(1)	Class F(2)
Service	.15%	.25%	–
Distribution	.05%	.75%	.10%

(1)	The Rule 12b-1 fee each applicable Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, ..55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.

(2)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class F3 and I shares do not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended March 31, 2021:

	Distributor Commissions	Dealers’ Concessions
Short Duration	$51,842	$304,017
Intermediate	163,934	995,967
National	230,894	1,383,970
High Yield	135,982	780,507
Short Duration High Yield	21,231	115,126
California	12,471	67,634
New Jersey	6,042	29,622
New York	9,698	54,691

Distributor received the following amount of CDSCs for the six months ended March 31, 2021:

	Class A	Class C
Short Duration	$61,735	$5,185
Intermediate	62,403	12,797
National	46,582	14,098
High Yield	51,363	17,451
Short Duration High Yield	13,002	2,056
California	6,277	2,485
New Jersey	11,632	–
New York	18,159	595

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (continued)

The tax character of distributions paid during the six months ended March 31, 2021 and fiscal year ended September 30, 2020 was as follows:

		Short Duration		Intermediate
	Six months Ended 3/31/2021 (unaudited)	Year Ended 9/30/2020	Six months Ended 3/31/2021 (unaudited)	Year Ended 9/30/2020
Distributions paid from:
Tax-exempt income	$11,381,634	$25,592,789	$67,875,731	$124,428,393
Ordinary income	–	–	–	782,082
Total distributions paid	$11,381,634	$25,592,789	$67,875,731	$125,210,475

		National		High Yield
	Six months Ended 3/31/2021 (unaudited)	Year Ended 9/30/2020	Six months Ended 3/31/2021 (unaudited)	Year Ended 9/30/2020
Distributions paid from:
Tax-exempt income	$54,247,297	$96,367,176	$60,473,524	$114,110,892
Ordinary income	–	861,584	–	4,253,875
Total distributions paid	$54,247,297	$97,228,760	$60,473,524	$118,364,767

	Short Duration High Yield			California
	Six months Ended 3/31/2021 (unaudited)	Year Ended 9/30/2020	Six months Ended 3/31/2021 (unaudited)	Year Ended 9/30/2020
Distributions paid from:
Tax-exempt income	$7,850,896	$12,843,896	$6,487,674	$12,285,702
Ordinary income	–	127,400	–	–
Total distributions paid	$7,850,896	$12,971,296	$6,487,674	$12,285,702

		New Jersey		New York
	Six months Ended 3/31/2021 (unaudited)	Year Ended 9/30/2020	Six months Ended 3/31/2021 (unaudited)	Year Ended 9/30/2020
Distributions paid from:
Tax-exempt income	$1,522,574	$3,154,166	$5,704,154	$10,947,282
Ordinary income	–	–	–	–
Total distributions paid	$1,522,574	$3,154,166	$5,704,154	$10,947,282

As of March 31, 2021, the following funds had capital losses, which will carry forward indefinitely:

Indefinite
Short Duration	$30,198,880
Intermediate	83,461,598
National	62,446,334
High Yield	181,818,088
Short Duration High Yield	21,345,002
California	3,801,027
New Jersey	710,267
New York	5,210,691

Notes to Financial Statements (continued)

As of March 31, 2021, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain (Loss)
Short Duration	$2,112,438,564	$45,054,387	$(2,861,740)	$42,192,647
Intermediate	5,602,237,834	342,171,908	(13,707,556)	328,464,352
National	3,824,448,151	291,628,506	(13,397,558)	278,230,948
High Yield	3,722,167,414	287,064,136	(53,235,328)	233,828,808
Short Duration High Yield	805,407,664	33,474,562	(2,934,270)	30,540,292
California	533,645,614	35,793,876	(569,588)	35,224,288
New Jersey	122,820,540	8,826,794	(1,797,988)	7,028,806
New York	483,609,740	30,518,673	(1,548,599)	28,970,074

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts, other financial instruments, and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2021 were as follows:

	Purchases	Sales
Short Duration	$487,601,954	$223,662,644
Intermediate	741,330,863	402,612,847
National	719,439,912	485,022,606
High Yield	905,866,356	321,379,125
Short Duration High Yield	411,352,704	47,161,677
California	80,077,441	41,501,950
New Jersey	11,675,975	10,532,016
New York	62,387,856	41,037,472

There were no purchases or sales of U.S. Government securities for the six months ended March 31, 2021.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund, except Short Duration entered into U.S. Treasury futures contracts during the six months ended March 31, 2021 (as described in note 2(f)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2021, the Funds had interest rate futures contracts with cumulative net unrealized appreciation/depreciation which are included in the Schedules of Investments. Only the current day’s variation margin is included in the Statements of Assets and Liabilities. The net realized gain (loss) on futures contracts and change in unrealized appreciation/depreciation on futures contracts are included in the Statements of Operations under the captions Net realized gain (loss) on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively.

Notes to Financial Statements (continued)

The following is a summary of U.S. Treasury futures contracts as of and during the six months ended March 31, 2021:

	Net Unrealized Appreciation as of March 31, 2021	Net Realized Gain	Net Change in Unrealized Appreciation (Depreciation)	Average Number of Contracts*
Short Duration	$–	$–	$–	–
Intermediate	–	–	–	–
National	–	232,576	349,180	91
High Yield	–	–	–	–
Short Duration High Yield	620,810	441,240	660,015	128
California	–	32,055	48,163	13
New Jersey	–	–	–	–
New York	–	188,079	(54,252)	12

*	Calculated based on the number of contracts for the six months ended March 31, 2021.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosure to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. These requirements include the disclosure of gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and to disclose such amounts subject to an enforceable master netting agreement or similar agreement, by a counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between a Fund and the applicable counterparty. As of March 31, 2021, the Funds did not have assets or liabilities subject to the FASB disclosure requirements.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

Notes to Financial Statements (continued)

10.	LINE OF CREDIT

For the period ended March 31, 2021, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended March 31, 2021, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended March 31, 2021, the Funds did not utilize the Facilities.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended March 31, 2021, the following Funds participated as lenders in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, interest rate and interest income were as follows:

Fund	Average Loan	Average Interest Rate	Interest Income*
Lord Abbett Short Duration Tax Free	$13,347,000	0.55%	$201

*	Statements of Operations location: Interest earned from Interfund Lending.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. (the “agent”) for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on

Notes to Financial Statements (continued)

the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending net income is included in Securities lending net income on the Statements of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by the Funds’ agent; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

For the period ended March 31, 2021, the Funds did not loan any securities.

14.	INVESTMENT RISKS

Each Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for TOB Residuals. As a result, each Fund, to the extent it invests in long-term bonds and TOB Residuals, is subject to such greater market risk. During periods of falling interest rates, a Fund’s investments may gain value; however, because Short Duration and Short Duration High Yield typically invest in shorter term bonds, those Funds are subject to the risk that they will underperform funds invested in longer-term bonds during such periods.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk credit risk, defaulted bonds risk (High Yield and Short Duration High Yield only), derivatives risk, distressed debt risk (High Yield and Short Duration High Yield only), extension risk, governmental risk, industry risk, liquidity risk, market and portfolio management risks, market disruption and geopolitical risk state and territory risks, taxability risk and zero coupon, deferred interest, pay-in-kind, and capital appreciation bonds risk (all Funds except Short Duration, Intermediate, and Short Duration High Yield). Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Yield and Short Duration High Yield, and, to a lesser extent, other Funds invest a portion of its assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to a Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid and more volatile than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Notes to Financial Statements (continued)

Each of High Yield, Short Duration High Yield, California, New Jersey and New York is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each of California, New Jersey, and New York focuses on a particular state or territory, the Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including Short Duration, Intermediate, National, High Yield, and Short Duration High Yield), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest in private activity bonds (sometimes called “AMT paper”). The credit quality of AMT paper usually is directly related to the credit standing of the private user of the facilities.

High Yield, Short Duration High Yield and, to a lesser extent, other Funds may invest in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security. Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, TOB Residuals and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to a Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics, such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the

Notes to Financial Statements (continued)

financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in each Fund.

These factors can affect each Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Short Duration	Six Months Ended March 31, 2021 (unaudited)		Year Ended September 30, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	14,333,230	$227,564,365	28,124,503	$441,832,231
Converted from Class C*	312,866	4,960,203	3,245,335	51,173,451
Reinvestment of distributions	237,886	3,773,379	518,283	8,151,675
Shares reacquired	(7,080,085)	(112,381,067)	(15,319,826)	(239,744,095)
Increase	7,803,897	$123,916,880	16,568,295	$261,413,262

Class C Shares
Shares sold	363,260	$5,756,700	1,482,541	$23,245,382
Reinvestment of distributions	4,174	66,179	27,971	439,805
Shares reacquired	(255,665)	(4,055,569)	(1,224,810)	(19,181,827)
Converted to Class A*	(312,824)	(4,960,203)	(3,245,296)	(51,173,451)
Decrease	(201,055)	$(3,192,893)	(2,959,594)	$(46,670,091)

Class F Shares
Shares sold	19,289,020	$306,392,814	32,722,589	$514,639,658
Reinvestment of distributions	121,971	1,935,066	227,587	3,580,830
Shares reacquired	(15,886,415)	(252,137,137)	(32,339,073)	(507,533,060)
Increase	3,524,576	$56,190,743	611,103	$10,687,428

Class F3 Shares
Shares sold	3,880,309	$61,618,093	16,941,161	$266,709,397
Reinvestment of distributions	33,098	525,139	74,268	1,168,246
Shares reacquired	(2,170,653)	(34,462,716)	(4,408,554)	(69,058,681)
Increase	1,742,754	$27,680,516	12,606,875	$198,818,962

Class I Shares
Shares sold	4,014,024	$63,742,959	8,705,061	$136,405,843
Reinvestment of distributions	73,175	1,160,960	138,659	2,181,827
Shares reacquired	(2,501,742)	(39,704,385)	(4,505,487)	(70,532,592)
Increase	1,585,457	$25,199,534	4,338,233	$68,055,078

Notes to Financial Statements (continued)

Intermediate	Six Months Ended March 31, 2021 (unaudited)		Year Ended September 30, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	31,569,259	$356,541,647	66,230,145	$736,261,782
Converted from Class C*	2,160,779	24,330,454	15,411,917	171,902,488
Reinvestment of distributions	2,020,497	22,783,201	3,610,811	39,992,577
Shares reacquired	(19,108,112)	(215,532,237)	(36,355,147)	(397,098,770)
Increase	16,642,423	$188,123,065	48,897,726	$551,058,077

Class C Shares
Shares sold	2,163,831	$24,380,232	5,304,662	$58,908,230
Reinvestment of distributions	119,945	1,350,594	380,445	4,208,050
Shares reacquired	(1,720,666)	(19,354,457)	(5,856,743)	(64,355,751)
Converted to Class A*	(2,163,396)	(24,330,454)	(15,436,518)	(171,902,488)
Decrease	(1,600,286)	$(17,954,085)	(15,608,154)	$(173,141,959)

Class F Shares
Shares sold	43,409,245	$490,420,700	83,641,214	$923,478,160
Reinvestment of distributions	1,525,674	17,200,079	2,943,365	32,594,605
Shares reacquired	(25,683,445)	(289,616,331)	(61,557,685)	(672,398,341)
Increase	19,251,474	$218,004,448	25,026,894	$283,674,424

Class F3 Shares
Shares sold	3,604,191	$40,732,947	5,286,459	$58,446,220
Reinvestment of distributions	108,736	1,227,007	157,104	1,739,297
Shares reacquired	(924,570)	(10,413,479)	(1,655,731)	(18,128,269)
Increase	2,788,357	$31,546,475	3,787,832	$42,057,248

Class I Shares
Shares sold	13,301,590	$150,382,406	42,701,659	$468,312,668
Reinvestment of distributions	861,507	9,711,499	1,446,460	16,025,479
Shares reacquired	(18,451,871)	(207,395,515)	(24,232,250)	(264,205,638)
Increase (decrease)	(4,288,774)	$(47,301,610)	19,915,869	$220,132,509

National	Six Months Ended March 31, 2021 (unaudited)		Year Ended September 30, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	26,919,141	$321,682,883	66,168,336	$775,391,858
Converted from Class C*	676,376	8,061,441	4,680,156	54,976,661
Reinvestment of distributions	2,688,925	32,060,753	4,992,030	58,236,896
Shares reacquired	(16,877,005)	(200,886,297)	(32,145,311)	(369,662,994)
Increase	13,407,437	$160,918,780	43,695,211	$518,942,421

Class C Shares
Shares sold	1,313,120	$15,713,973	5,178,755	$60,755,710
Reinvestment of distributions	103,387	1,233,531	256,975	2,999,366
Shares reacquired	(1,289,266)	(15,393,247)	(2,897,519)	(33,529,392)
Converted to Class A*	(675,617)	(8,061,441)	(4,675,821)	(54,976,661)
Decrease	(548,376)	$(6,507,184)	(2,137,610)	$(24,750,977)

Notes to Financial Statements (continued)

National	Six Months Ended March 31, 2021 (unaudited)		Year Ended September 30, 2020
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	15,588,247	$185,449,704	50,293,945	$583,021,657
Reinvestment of distributions	793,655	9,456,091	1,324,659	15,436,790
Shares reacquired	(16,050,804)	(190,970,340)	(27,466,403)	(315,916,166)
Increase	331,098	$3,935,455	24,152,201	$282,542,281

Class F3 Shares
Shares sold	5,620,815	$67,146,927	9,594,670	$111,689,482
Reinvestment of distributions	202,799	2,417,641	274,536	3,196,371
Shares reacquired	(1,218,568)	(14,496,575)	(2,910,885)	(33,247,773)
Increase	4,605,046	$55,067,993	6,958,321	$81,638,080

Class I Shares
Shares sold	4,141,721	$49,389,380	8,628,314	$100,524,545
Reinvestment of distributions	207,558	2,473,924	328,513	3,832,671
Shares reacquired	(2,501,282)	(29,877,016)	(5,063,358)	(57,470,821)
Increase	1,847,997	$21,986,288	3,893,469	$46,886,395

High Yield	Six Months Ended March 31, 2021 (unaudited)		Year Ended September 30, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	27,448,578	$345,613,998	50,661,286	$623,362,828
Converted from Class C*	1,206,636	15,096,538	7,682,007	93,990,248
Reinvestment of distributions	2,366,452	29,648,010	4,789,154	58,365,902
Shares reacquired	(15,796,322)	(198,147,833)	(50,224,059)	(599,128,198)
Increase	15,225,344	$192,210,713	12,908,388	$176,590,780

Class C Shares
Shares sold	2,433,900	$30,635,941	6,560,523	$81,355,465
Reinvestment of distributions	244,422	3,061,917	654,313	7,973,613
Shares reacquired	(1,777,243)	(22,226,581)	(7,098,471)	(84,575,619)
Converted to Class A*	(1,206,105)	(15,096,538)	(7,678,371)	(93,990,248)
Decrease	(305,026)	$(3,625,261)	(7,562,006)	$(89,236,789)

Class F Shares
Shares sold	32,565,815	$410,985,962	44,865,047	$547,324,175
Reinvestment of distributions	1,018,329	12,777,517	1,955,413	23,903,096
Shares reacquired	(12,019,744)	(150,920,373)	(46,910,749)	(559,469,526)
Increase (decrease)	21,564,400	$272,843,106	(90,289)	$11,757,745

Class F3 Shares
Shares sold	2,128,465	$26,785,518	3,324,591	$40,237,874
Reinvestment of distributions	92,769	1,160,995	142,169	1,722,730
Shares reacquired	(624,429)	(7,802,883)	(1,438,722)	(16,978,662)
Increase	1,596,805	$20,143,630	2,028,038	$24,981,942

Notes to Financial Statements (continued)

High Yield	Six Months Ended March 31, 2021 (unaudited)		Year Ended September 30, 2020
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	9,940,113	$124,894,009	17,643,794	$214,672,088
Reinvestment of distributions	487,330	6,099,432	847,513	10,323,541
Shares reacquired	(3,591,699)	(44,892,383)	(16,075,210)	(190,847,823)
Increase	6,835,744	$86,101,058	2,416,097	$34,147,806

Short Duration High Yield	Six Months Ended March 31, 2021 (unaudited)		Year Ended September 30, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	9,902,280	$154,597,384	6,906,305	$107,668,955
Converted from Class C*	3,619	56,185	79,109	1,214,059
Reinvestment of distributions	175,454	2,731,940	329,143	5,026,206
Shares reacquired	(2,750,825)	(42,828,754)	(6,976,755)	(104,403,843)
Increase	7,330,528	$114,556,755	337,802	$9,505,377

Class C Shares
Shares sold	544,045	$8,495,857	329,806	$5,079,091
Reinvestment of distributions	8,808	137,051	17,473	266,523
Shares reacquired	(129,794)	(2,010,963)	(215,303)	(3,282,328)
Converted to Class A*	(3,618)	(56,185)	(79,078)	(1,214,059)
Increase	419,441	$6,565,760	52,898	$849,227

Class F Shares
Shares sold	14,248,290	$221,475,923	9,897,347	$152,209,344
Reinvestment of distributions	206,132	3,211,529	318,466	4,863,788
Shares reacquired	(4,223,094)	(65,912,530)	(8,951,391)	(134,914,866)
Increase	10,231,328	$158,774,922	1,264,422	$22,158,266

Class F3 Shares
Shares sold	779,236	$12,181,398	287,702	$4,366,827
Reinvestment of distributions	10,927	170,400	14,526	221,546
Shares reacquired	(101,871)	(1,583,252)	(158,908)	(2,394,810)
Increase	688,292	$10,768,546	143,320	$2,193,563

Class I Shares
Shares sold	4,997,985	$77,931,014	4,930,701	$74,782,936
Reinvestment of distributions	99,870	1,554,932	157,080	2,394,348
Shares reacquired	(726,127)	(11,312,778)	(3,124,289)	(45,925,144)
Increase	4,371,728	$68,173,168	1,963,492	$31,252,140

Notes to Financial Statements (continued)

California	Six Months Ended March 31, 2021 (unaudited)		Year Ended September 30, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,013,476	$57,979,967	8,641,553	$98,463,498
Converted from Class C*	97,038	1,121,595	796,528	9,107,706
Reinvestment of distributions	325,731	3,764,954	630,098	7,147,229
Shares reacquired	(3,355,793)	(38,740,818)	(5,369,072)	(59,723,265)
Increase	2,080,452	$24,125,698	4,699,107	$54,995,168

Class C Shares
Shares sold	271,673	$3,147,844	1,318,624	$15,085,769
Reinvestment of distributions	23,422	270,782	62,388	707,952
Shares reacquired	(503,009)	(5,828,049)	(1,096,172)	(12,212,699)
Converted to Class A*	(97,029)	(1,121,595)	(796,017)	(9,107,706)
Decrease	(304,943)	$(3,531,018)	(511,177)	$(5,526,684)

Class F Shares
Shares sold	2,749,329	$31,897,169	6,763,044	$75,986,360
Reinvestment of distributions	86,834	1,003,685	147,261	1,670,240
Shares reacquired	(2,218,419)	(25,604,041)	(3,510,685)	(38,710,573)
Increase	617,744	$7,296,813	3,399,620	$38,946,027

Class F3 Shares
Shares sold	238,162	$2,764,823	832,658	$9,477,954
Reinvestment of distributions	15,637	180,697	28,364	321,617
Shares reacquired	(68,848)	(791,818)	(439,513)	(4,986,067)
Increase	184,951	$2,153,702	421,509	$4,813,504

Class I Shares
Shares sold	636,495	$7,368,791	1,436,324	$16,353,628
Reinvestment of distributions	35,628	411,440	70,817	803,370
Shares reacquired	(263,656)	(3,038,353)	(1,407,924)	(15,664,604)
Increase	408,467	$4,741,878	99,217	$1,492,394

New Jersey	Six Months Ended March 31, 2021 (unaudited)		Year Ended September 30, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,486,024	$7,829,530	4,941,525	$25,725,804
Reinvestment of distributions	183,002	964,667	399,594	2,060,052
Shares reacquired	(2,539,022)	(13,384,259)	(4,819,922)	(24,775,479)
Increase (decrease)	(869,996)	$(4,590,062)	521,197	$3,010,377

Class F Shares
Shares sold	797,376	$4,219,801	1,618,864	$8,310,301
Reinvestment of distributions	46,436	244,829	91,639	472,340
Shares reacquired	(552,687)	(2,907,131)	(1,103,208)	(5,560,169)
Increase	291,125	$1,557,499	607,295	$3,222,472

Notes to Financial Statements (concluded)

New Jersey	Six Months Ended March 31, 2021 (unaudited)		Year Ended September 30, 2020
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	54,741	$287,882	77,492	$402,721
Reinvestment of distributions	1,776	9,376	2,984	15,396
Shares reacquired	(12,366)	(65,107)	(63,085)	(327,339)
Increase	44,151	$232,151	17,391	$90,778

Class I Shares
Shares sold	400,886	$2,133,609	325,331	$1,668,270
Reinvestment of distributions	10,699	56,472	11,870	61,286
Shares reacquired	(55,358)	(292,393)	(111,445)	(558,834)
Increase	356,227	$1,897,688	225,756	$1,170,722

New York	Six Months Ended March 31, 2021 (unaudited)		Year Ended September 30, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,431,866	$40,950,389	8,931,558	$105,026,247
Converted from Class C*	191,258	2,281,319	908,288	10,639,080
Reinvestment of distributions	305,602	3,635,933	617,543	7,191,720
Shares reacquired	(2,705,730)	(32,221,667)	(8,002,326)	(91,696,771)
Increase	1,222,996	$14,645,974	2,455,063	$31,160,276

Class C Shares
Shares sold	218,534	$2,595,102	937,829	$10,986,746
Reinvestment of distributions	21,286	252,903	48,557	564,921
Shares reacquired	(282,767)	(3,361,959)	(935,857)	(10,801,349)
Converted to Class A*	(191,526)	(2,281,319)	(909,794)	(10,639,080)
Decrease	(234,473)	$(2,795,273)	(859,265)	$(9,888,762)

Class F Shares
Shares sold	1,168,750	$13,946,140	2,235,579	$26,116,232
Reinvestment of distributions	39,066	465,345	64,970	757,557
Shares reacquired	(872,787)	(10,339,017)	(1,556,749)	(18,016,585)
Increase	335,029	$4,072,468	743,800	$8,857,204

Class F3 Shares
Shares sold	14,890	$176,357	64,822	$753,142
Reinvestment of distributions	1,453	17,294	3,120	36,377
Shares reacquired	(14,197)	(167,554)	(55,503)	(638,523)
Increase	2,146	$26,097	12,439	$150,996

Class I Shares
Shares sold	740,515	$8,919,434	1,715,528	$19,980,708
Reinvestment of distributions	25,675	305,734	32,464	378,517
Shares reacquired	(256,219)	(3,055,806)	(284,101)	(3,235,211)
Increase	509,971	$6,169,362	1,463,891	$17,124,014

*	Effective June 30, 2020, automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of one or more appropriate benchmarks. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (in the case of Intermediate, National, and Short Duration); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods

Approval of Advisory Contract (continued)

ended June 30, 2020. As to National and California, the Board observed that each Fund’s investment performance was above the median of its performance peer group for the one-, three-, five- and ten-year periods. As to New York, the Board observed that the Fund’s investment performance was above the median of its performance peer group for the three-, five- and ten-year periods, but equal to the median of the performance peer group for the one-year period. As to New Jersey, the Board observed that the Fund’s investment performance was above the median of its performance peer group for the three-, five- and ten-year periods, but below the median of the performance peer group for the one-year period. As to Intermediate, the Board observed that the Fund’s investment performance was above the median of its performance peer group for the three- and ten-year periods, but below the median of the performance peer group for the one-and five-year periods. As to High Yield, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the three- and five-year periods, but below the median of the performance peer group for the one- and ten-year periods. As to Short Duration, the Board observed that the Fund’s investment performance was equal to the median of the performance peer group for the five- and ten-year periods, but below the median of the performance peer group for the one- and three-year periods. As to Short Duration High Yield, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three- and five-year periods. The Board considered how Short Duration High Yield’s investment focus compared to the other funds in its Morningstar category. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and related factors, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of High Yield, Intermediate, National, New Jersey, Short Duration, and Short Duration High Yield, the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. As to California and New York, the Board observed that the net total expense ratio of the Fund was the same as the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by, and expense level of, each Fund were reasonable in light of all of the factors it considered and supported the continuation of the Agreement on behalf of each Fund.

Approval of Advisory Contract (concluded)

Profitability. As to each Fund, the Board considered Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule, with contractual breakpoints in the level of management fee, and, with respect to each of Short Duration, New Jersey and Short Duration High Yield, the Fund’s expense limitation agreement.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Short Duration Tax Free Fund
Lord Abbett Intermediate Tax Free Fund
Lord Abbett National Tax-Free Income Fund
Lord Abbett High Yield Municipal Bond Fund
Lord Abbett Short Duration High Yield Municipal Bond Fund
Lord Abbett California Tax-Free Income Fund
Lord Abbett New Jersey Tax-Free Income Fund	LATFI-3 (05/21)
Lord Abbett New York Tax-Free Income Fund

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: May 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: May 27, 2021

By:	/s/Vito A. Fronda
Vito A. Fronda
Chief Financial Officer and Treasurer

Date: May 27, 2021